UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree Artificial Intelligence and Innovation Fund

Ticker: WTAI

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$49	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 17.54% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the S&P 500® Information Technology Index, which returned 15.10% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Although the Fund is heavily concentrated in the Information Technology sector, its focus on companies utilizing, developing and innovating with artificial intelligence results in a few other smaller sector and industry exposures that deviate from the composition of the benchmark. As a result, these industry differences explain the relative performance between the Fund and the benchmark.

  For example, the Fund benefited from a deep underweight to the Technology Hardware, Storage & Peripherals industry, which fell by about 3% during the period, resulting in a positive allocation effect.

  Conversely, exposure to the Semiconductors & Semiconductor Equipment industry weighed negatively on performance, as it outperformed the benchmark while the Fund was materially underweight.

  The Fund also benefited from its global focus on innovative companies utilizing artificial intelligence, rather than exclusively allocating to eligible U.S. equities. Specific holdings domiciled in Korea, Germany, and Hong Kong also produced outsized gains (even when converted into USD) for the Fund, which created positive allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 9, 2021 (inception) through June 30, 2025

	WisdomTree Artificial Intelligence and Innovation Fund $9,786	S&P 500® Equal Weight Index $12,197	S&P 500® Information Technology Index $16,821	WisdomTree Artificial Intelligence & Innovation Index $9,866
12/9/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$9,746	$10,211	$10,054	$9,743
1/31/22	$8,525	$9,767	$9,362	$8,523
2/28/22	$8,152	$9,683	$8,903	$8,148
3/31/22	$7,986	$9,933	$9,214	$7,991
4/30/22	$6,816	$9,297	$8,174	$6,819
5/31/22	$6,844	$9,390	$8,105	$6,847
6/30/22	$5,964	$8,507	$7,349	$5,965
7/31/22	$6,689	$9,247	$8,344	$6,693
8/31/22	$6,451	$8,923	$7,833	$6,456
9/30/22	$5,619	$8,099	$6,893	$5,624
10/31/22	$5,623	$8,893	$7,432	$5,632
11/30/22	$6,166	$9,488	$7,880	$6,177
12/31/22	$5,611	$9,042	$7,220	$5,620
1/31/23	$6,533	$9,710	$7,893	$6,544
2/28/23	$6,628	$9,390	$7,928	$6,637
3/31/23	$6,942	$9,307	$8,795	$6,955
4/30/23	$6,318	$9,338	$8,835	$6,329
5/31/23	$7,252	$8,985	$9,671	$7,261
6/30/23	$7,558	$9,678	$10,308	$7,572
7/31/23	$8,039	$10,012	$10,584	$8,056
8/31/23	$7,371	$9,696	$10,444	$7,389
9/30/23	$6,922	$9,204	$9,726	$6,939
10/31/23	$6,342	$8,829	$9,724	$6,356
11/30/23	$7,431	$9,635	$10,975	$7,456
12/31/23	$8,230	$10,296	$11,396	$8,266
1/31/24	$7,979	$10,211	$11,846	$8,013
2/29/24	$8,437	$10,637	$12,593	$8,470
3/31/24	$8,262	$11,111	$12,841	$8,314
4/30/24	$7,700	$10,570	$12,144	$7,733
5/31/24	$7,828	$10,868	$13,368	$7,861
6/30/24	$8,326	$10,819	$14,614	$8,361
7/31/24	$7,951	$11,304	$14,309	$7,990
8/31/24	$7,871	$11,586	$14,489	$7,909
9/30/24	$7,959	$11,857	$14,849	$7,999
10/31/24	$7,995	$11,664	$14,705	$8,038
11/30/24	$8,728	$12,413	$15,390	$8,778
12/31/24	$8,768	$11,636	$15,568	$8,818
1/31/25	$9,295	$12,043	$15,115	$9,355
2/28/25	$8,612	$11,970	$14,915	$8,670
3/31/25	$7,595	$11,565	$13,598	$7,643
4/30/25	$7,858	$11,300	$13,818	$7,917
5/31/25	$8,808	$11,792	$15,323	$8,878
6/30/25	$9,786	$12,197	$16,821	$9,866

Average Annual Total Returns (%)

	1 Year	Since Inception 12/9/21
Fund NAV Returns	17.54%	-0.61%
S&P 500® Equal Weight Index	12.73%	5.73%
S&P 500® Information Technology Index	15.10%	15.72%
WisdomTree Artificial Intelligence & Innovation Index	18.00%	-0.38%

Key Fund Statistics

  Total Net Assets$210,876,086
  # of Portfolio Holdings71
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid, Net$922,228

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Broadcom, Inc.	3.9%
Palantir Technologies, Inc.	3.6%
NVIDIA Corp.	3.4%
SK Hynix, Inc.	3.0%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Cloudflare, Inc.	2.7%
Zscaler, Inc.	2.4%
ARM Holdings PLC	2.3%
Crowdstrike Holdings, Inc.	2.3%

Sector Breakdown (% of Net Assets)

Information Technology	77.8%
Communication Services	7.3%
Consumer Discretionary	6.7%
Industrials	5.1%
Health Care	2.1%
Consumer Staples	0.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Artificial Intelligence and Innovation Fund

Annual Shareholder Report - June 30, 2025

Ticker: WTAI

WTAI - 062025

WisdomTree BioRevolution Fund

Ticker: WDNA

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$42	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned -14.02% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the S&P Biotechnology Select Industry Index, which returned -10.36% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Overall, the most pronounced performance effect came from broad exposure to the biotechnology sector, which fell over 10% during the period. Much of the Fund’s underperformance was due to poor stock selection in this sector.

  Although the Fund is focused on leaders and innovators in the biotechnology industry, its mandate results in about one-third of exposure outside this space. As a result, these industry differences help explain the relative performance between the Fund and the benchmark.

  For example, the Fund has about 13% exposure to Pharmaceutical companies, which the benchmark has no exposure to. This produced a positive allocation effect, as the Pharmaceutical industry produced a 3% total return during the period.

  Exposure to the Chemicals industry produced a similar, positive effect. Chemicals represented 9% exposure that was not in the benchmark, and it outperformed the overall benchmark by falling only 1% during the period. This helped produce a positive allocation impact.

  Conversely, exposure to the Life Sciences Tools & Services industry weighed negatively on performance, as it fell over 20% during the period and produced a deeply negative allocation effect relative to the Fund's comparative benchmark.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance June 3, 2021 (inception) through June 30, 2025

	WisdomTree BioRevolution Fund $5,486	S&P 500® Equal Weight Index $12,947	S&P 500® Health Care Index $11,936	S&P Biotechnology Select Industry Index $6,572	WisdomTree BioRevolution Index $5,487
6/3/21	$10,000	$10,000	$10,000	$10,000	$10,000
6/30/21	$10,647	$9,965	$10,428	$10,648	$10,652
7/31/21	$10,340	$10,093	$10,939	$9,701	$10,348
8/31/21	$10,875	$10,334	$11,198	$10,449	$10,886
9/30/21	$10,176	$9,943	$10,577	$9,882	$10,186
10/31/21	$10,188	$10,472	$11,123	$9,807	$10,203
11/30/21	$9,553	$10,206	$10,790	$9,142	$9,576
12/31/21	$9,442	$10,838	$11,759	$8,800	$9,462
1/31/22	$8,099	$10,367	$10,965	$7,368	$8,120
2/28/22	$7,891	$10,279	$10,853	$7,075	$7,911
3/31/22	$8,071	$10,544	$11,456	$7,080	$8,092
4/30/22	$7,207	$9,868	$10,917	$5,808	$7,228
5/31/22	$7,087	$9,967	$11,074	$5,416	$7,106
6/30/22	$6,943	$9,030	$10,779	$5,842	$6,962
7/31/22	$7,559	$9,815	$11,137	$6,382	$7,573
8/31/22	$7,315	$9,472	$10,493	$6,592	$7,334
9/30/22	$6,731	$8,597	$10,221	$6,249	$6,749
10/31/22	$7,191	$9,440	$11,214	$6,469	$7,213
11/30/22	$7,435	$10,072	$11,754	$6,598	$7,459
12/31/22	$6,981	$9,598	$11,529	$6,545	$7,006
1/31/23	$7,334	$10,307	$11,314	$6,986	$7,364
2/28/23	$6,901	$9,967	$10,793	$6,499	$6,923
3/31/23	$6,889	$9,879	$11,033	$5,976	$6,905
4/30/23	$6,853	$9,912	$11,372	$6,300	$6,873
5/31/23	$6,824	$9,537	$10,884	$6,616	$6,838
6/30/23	$6,985	$10,273	$11,358	$6,550	$6,996
7/31/23	$7,378	$10,628	$11,474	$6,633	$7,390
8/31/23	$6,668	$10,293	$11,395	$6,245	$6,675
9/30/23	$6,070	$9,770	$11,057	$5,773	$6,074
10/31/23	$5,476	$9,372	$10,702	$5,229	$5,479
11/30/23	$6,098	$10,228	$11,281	$5,965	$6,102
12/31/23	$6,822	$10,929	$11,766	$7,053	$6,822
1/31/24	$6,426	$10,839	$12,121	$6,912	$6,426
2/29/24	$7,057	$11,291	$12,511	$7,772	$7,056
3/31/24	$6,940	$11,794	$12,808	$7,510	$6,938
4/30/24	$6,223	$11,220	$12,157	$6,680	$6,220
5/31/24	$6,438	$11,536	$12,447	$7,032	$6,437
6/30/24	$6,381	$11,484	$12,685	$7,332	$6,379
7/31/24	$6,855	$11,999	$13,021	$7,833	$6,852
8/31/24	$6,847	$12,299	$13,686	$8,018	$6,841
9/30/24	$6,697	$12,586	$13,455	$7,827	$6,693
10/31/24	$6,292	$12,382	$12,833	$7,680	$6,289
11/30/24	$6,503	$13,177	$12,870	$7,887	$6,502
12/31/24	$5,857	$12,351	$12,070	$7,136	$5,859
1/31/25	$6,159	$12,784	$12,889	$7,341	$6,159
2/28/25	$5,719	$12,706	$13,081	$7,030	$5,720
3/31/25	$5,221	$12,276	$12,859	$6,426	$5,219
4/30/25	$5,372	$11,995	$12,383	$6,579	$5,368
5/31/25	$4,993	$12,517	$11,696	$6,277	$4,989
6/30/25	$5,486	$12,947	$11,936	$6,572	$5,487

Average Annual Total Returns (%)

	1 Year	Since Inception 6/3/21
Fund NAV Returns	-14.02%	-13.69%
S&P 500® Equal Weight Index	12.73%	6.54%
S&P 500® Health Care Index	-5.90%	4.43%
S&P Biotechnology Select Industry Index	-10.36%	-9.78%
WisdomTree BioRevolution Index	-13.98%	-13.68%

Key Fund Statistics

  Total Net Assets$2,018,772
  # of Portfolio Holdings91
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid, Net$9,971

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Verve Therapeutics, Inc.	5.5%
Ginkgo Bioworks Holdings, Inc.	2.7%
Novonesis Novozymes	2.6%
Natera, Inc.	2.6%
CRISPR Therapeutics AG	2.6%
Intellia Therapeutics, Inc.	2.5%
Twist Bioscience Corp.	2.2%
Eli Lilly & Co.	2.2%
Agios Pharmaceuticals, Inc.	1.9%
Gilead Sciences, Inc.	1.9%

Sector Breakdown (% of Net Assets)

Health Care	88.5%
Materials	9.3%
Consumer Staples	1.5%
Energy	0.6%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree BioRevolution Fund

Annual Shareholder Report - June 30, 2025

Ticker: WDNA

WDNA - 062025

WisdomTree Cloud Computing Fund

Ticker: WCLD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$48	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.36% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the S&P      500® Information Technology Index, which returned 15.10% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s focus on companies in the cloud computing space results in industry exposures that differ substantially from those comprising the technology-focused industries of the benchmark, which may not be involved in cloud computing activities. As a result, these industry deviations explain the performance differences between the Fund and the benchmark.

  For example, among technology-focused industries, the Fund has significant exposure to companies in the Software and IT Services industry, which make up about 88% of the Fund and are both large overweights versus the benchmark. Both of these industry exposures were broadly additive for performance during the period, as they outperformed the benchmark.

  Professional Services and Financial Services industries both produced positive allocation effects, as they both outperformed the benchmark, which had no exposure to them.

  However, negative stock selection effects outweighed the positive allocation effects during the period which ultimately caused the Fund to underperform the benchmark.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance September 6, 2019 (inception) through June 30, 2025

	WisdomTree Cloud Computing Fund $14,425	S&P 500® Equal Weight Index $18,972	BVP NASDAQ Emerging Cloud Index $14,761	S&P 500® Growth Index $25,611	S&P 500® Information Technology Index $36,724
9/6/19	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/19	$9,401	$10,091	$9,407	$9,869	$9,912
10/31/19	$9,557	$10,220	$9,565	$10,041	$10,298
11/30/19	$10,575	$10,565	$10,594	$10,385	$10,852
12/31/19	$10,200	$10,859	$10,225	$10,690	$11,340
1/31/20	$11,153	$10,661	$11,185	$10,932	$11,789
2/29/20	$10,886	$9,704	$10,919	$10,151	$10,931
3/31/20	$9,489	$7,960	$9,509	$9,139	$9,987
4/30/20	$11,269	$9,110	$11,295	$10,460	$11,365
5/31/20	$14,054	$9,539	$14,094	$11,082	$12,167
6/30/20	$15,547	$9,689	$15,593	$11,537	$13,035
7/31/20	$16,700	$10,158	$16,755	$12,344	$13,768
8/31/20	$17,829	$10,612	$17,898	$13,525	$15,421
9/30/20	$17,043	$10,343	$17,102	$12,893	$14,594
10/31/20	$16,752	$10,280	$16,819	$12,496	$13,849
11/30/20	$19,533	$11,750	$19,619	$13,708	$15,432
12/31/20	$21,361	$12,252	$21,468	$14,267	$16,317
1/31/21	$21,457	$12,153	$21,574	$14,195	$16,167
2/28/21	$21,269	$12,892	$21,378	$14,195	$16,362
3/31/21	$19,190	$13,660	$19,316	$14,570	$16,639
4/30/21	$20,463	$14,307	$20,603	$15,571	$17,515
5/31/21	$19,753	$14,582	$19,896	$15,432	$17,356
6/30/21	$22,302	$14,603	$22,471	$16,309	$18,562
7/31/21	$22,897	$14,791	$23,066	$16,927	$19,279
8/31/21	$24,318	$15,144	$24,483	$17,635	$19,966
9/30/21	$22,973	$14,570	$23,145	$16,614	$18,811
10/31/21	$24,972	$15,346	$25,167	$18,122	$20,348
11/30/21	$22,454	$14,956	$22,640	$18,380	$21,233
12/31/21	$20,698	$15,883	$20,879	$18,835	$21,951
1/31/22	$17,837	$15,192	$17,997	$17,258	$20,440
2/28/22	$16,744	$15,062	$16,904	$16,482	$19,438
3/31/22	$16,309	$15,451	$16,468	$17,216	$20,117
4/30/22	$13,703	$14,461	$13,838	$15,068	$17,847
5/31/22	$12,083	$14,606	$12,206	$14,863	$17,695
6/30/22	$11,185	$13,233	$11,305	$13,633	$16,045
7/31/22	$11,776	$14,384	$11,908	$15,381	$18,217
8/31/22	$11,808	$13,880	$11,944	$14,560	$17,102
9/30/22	$10,654	$12,598	$10,778	$13,107	$15,049
10/31/22	$10,990	$13,833	$11,120	$13,696	$16,225
11/30/22	$10,255	$14,759	$10,380	$14,393	$17,203
12/31/22	$9,996	$14,065	$10,121	$13,296	$15,762
1/31/23	$11,453	$15,104	$11,599	$14,044	$17,231
2/28/23	$11,325	$14,606	$11,476	$13,772	$17,309
3/31/23	$11,848	$14,477	$12,006	$14,577	$19,201
4/30/23	$10,634	$14,526	$10,781	$14,785	$19,289
5/31/23	$12,159	$13,976	$12,328	$15,155	$21,114
6/30/23	$12,662	$15,054	$12,839	$16,121	$22,505
7/31/23	$13,759	$15,574	$13,957	$16,612	$23,108
8/31/23	$12,741	$15,083	$12,928	$16,509	$22,802
9/30/23	$11,832	$14,317	$12,011	$15,704	$21,234
10/31/23	$10,910	$13,733	$11,076	$15,326	$21,230
11/30/23	$12,514	$14,988	$12,710	$16,670	$23,962
12/31/23	$13,955	$16,016	$14,180	$17,290	$24,880
1/31/24	$13,819	$15,884	$14,048	$17,790	$25,862
2/29/24	$14,270	$16,545	$14,518	$19,088	$27,494
3/31/24	$13,915	$17,283	$14,164	$19,494	$28,036
4/30/24	$12,761	$16,442	$12,993	$18,733	$26,514
5/31/24	$12,163	$16,906	$12,387	$19,970	$29,186
6/30/24	$12,614	$16,829	$12,850	$21,364	$31,906
7/31/24	$12,602	$17,584	$12,845	$21,085	$31,241
8/31/24	$12,670	$18,023	$12,917	$21,547	$31,633
9/30/24	$12,765	$18,444	$13,019	$22,159	$32,420
10/31/24	$13,236	$18,144	$13,505	$22,019	$32,106
11/30/24	$15,734	$19,309	$16,066	$23,327	$33,599
12/31/24	$14,968	$18,099	$15,286	$23,527	$33,988
1/31/25	$16,205	$18,733	$16,558	$24,158	$33,001
2/28/25	$14,597	$18,619	$14,917	$23,455	$32,563
3/31/25	$12,929	$17,989	$13,215	$21,533	$29,687
4/30/25	$13,176	$17,578	$13,474	$22,014	$30,169
5/31/25	$14,306	$18,342	$14,631	$24,085	$33,455
6/30/25	$14,425	$18,972	$14,761	$25,611	$36,724

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 9/6/19
Fund NAV Returns	14.36%	-1.49%	6.50%
S&P 500® Equal Weight Index	12.73%	14.38%	11.63%
BVP NASDAQ Emerging Cloud Index	14.87%	-1.09%	6.92%
S&P 500® Growth Index	19.88%	17.29%	17.54%
S&P 500® Information Technology Index	15.10%	23.02%	25.05%

Key Fund Statistics

  Total Net Assets$377,782,583
  # of Portfolio Holdings69
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid, Net$1,954,854

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Zscaler, Inc.	2.4%
Palantir Technologies, Inc.	2.1%
Olo, Inc.	2.0%
Cloudflare, Inc.	2.0%
Rubrik, Inc.	2.0%
Veeva Systems, Inc.	2.0%
Snowflake, Inc.	1.9%
Crowdstrike Holdings, Inc.	1.9%
Toast, Inc.	1.8%
BlackLine, Inc.	1.8%

Sector Breakdown (% of Net Assets)

Information Technology	88.7%
Financials	4.9%
Industrials	4.3%
Health Care	2.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cloud Computing Fund

Annual Shareholder Report - June 30, 2025

Ticker: WCLD

WCLD - 062025

WisdomTree Cybersecurity Fund

Ticker: WCBR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$51	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 26.96% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the S&P      500® Information Technology Index, which returned 15.10% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s focus on leaders in the cybersecurity space results in concentrated exposure to the Software and IT Services industries, which comprise over 90% of the Fund. These are more than double the equivalent exposures of the benchmark, so performance differences between the two are heavily dependent on these deviations.

  Both Software and IT Services outperformed the broader benchmark during the period, resulting in largely positive allocation effects.

  The Fund had no exposure to the Semiconductors & Semiconductor Equipment industry, which produced negative allocation effects since that industry outperformed during the period. However, this headwind was largely offset by positive effects from other sector exposures.

  Likewise, a modest overweight to the Technology Hardware, Storage & Peripherals industry produced a slightly negative allocation effect, as it slipped by about 2.5% during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 28, 2021 (inception) through June 30, 2025

	WisdomTree Cybersecurity Fund $13,244	S&P 500® Equal Weight Index $15,487	S&P 500® Growth Index $17,796	S&P 500® Information Technology Index $22,274	WisdomTree Team8 Cybersecurity Index $13,408
1/28/21	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/21	$10,046	$9,921	$9,863	$9,806	$10,048
2/28/21	$9,293	$10,524	$9,863	$9,924	$9,302
3/31/21	$8,730	$11,151	$10,124	$10,092	$8,741
4/30/21	$9,371	$11,679	$10,820	$10,623	$9,387
5/31/21	$9,338	$11,903	$10,723	$10,526	$9,358
6/30/21	$10,108	$11,920	$11,332	$11,258	$10,135
7/31/21	$10,592	$12,074	$11,762	$11,693	$10,622
8/31/21	$11,456	$12,362	$12,253	$12,110	$11,501
9/30/21	$10,645	$11,894	$11,544	$11,409	$10,696
10/31/21	$12,114	$12,527	$12,592	$12,341	$12,176
11/30/21	$11,134	$12,208	$12,771	$12,878	$11,194
12/31/21	$10,840	$12,965	$13,087	$13,313	$10,901
1/31/22	$9,394	$12,401	$11,992	$12,397	$9,440
2/28/22	$9,772	$12,295	$11,453	$11,789	$9,836
3/31/22	$10,258	$12,613	$11,963	$12,201	$10,323
4/30/22	$9,253	$11,805	$10,470	$10,824	$9,315
5/31/22	$7,903	$11,923	$10,328	$10,732	$7,953
6/30/22	$7,400	$10,802	$9,473	$9,731	$7,447
7/31/22	$7,724	$11,741	$10,688	$11,049	$7,777
8/31/22	$8,065	$11,330	$10,117	$10,373	$8,123
9/30/22	$7,051	$10,284	$9,107	$9,127	$7,093
10/31/22	$7,246	$11,292	$9,516	$9,841	$7,296
11/30/22	$6,640	$12,048	$10,001	$10,434	$6,654
12/31/22	$6,334	$11,481	$9,239	$9,560	$6,350
1/31/23	$6,941	$12,330	$9,758	$10,451	$6,962
2/28/23	$7,311	$11,923	$9,569	$10,498	$7,335
3/31/23	$7,647	$11,818	$10,129	$11,646	$7,675
4/30/23	$6,990	$11,857	$10,273	$11,699	$7,015
5/31/23	$8,283	$11,408	$10,530	$12,806	$8,318
6/30/23	$8,042	$12,289	$11,202	$13,649	$8,079
7/31/23	$8,620	$12,713	$11,543	$14,015	$8,662
8/31/23	$8,620	$12,312	$11,471	$13,829	$8,665
9/30/23	$8,491	$11,687	$10,912	$12,879	$8,541
10/31/23	$8,088	$11,210	$10,649	$12,876	$8,137
11/30/23	$9,459	$12,235	$11,583	$14,533	$9,521
12/31/23	$10,540	$13,074	$12,014	$15,090	$10,575
1/31/24	$10,827	$12,966	$12,361	$15,686	$10,867
2/29/24	$11,317	$13,506	$13,263	$16,675	$11,408
3/31/24	$10,656	$14,108	$13,545	$17,004	$10,751
4/30/24	$10,295	$13,422	$13,016	$16,081	$10,374
5/31/24	$9,621	$13,800	$13,876	$17,702	$9,702
6/30/24	$10,432	$13,738	$14,844	$19,351	$10,521
7/31/24	$10,452	$14,354	$14,651	$18,948	$10,547
8/31/24	$10,590	$14,712	$14,972	$19,185	$10,691
9/30/24	$10,581	$15,056	$15,397	$19,663	$10,684
10/31/24	$10,748	$14,811	$15,300	$19,472	$10,855
11/30/24	$12,073	$15,762	$16,209	$20,378	$12,199
12/31/24	$11,785	$14,775	$16,347	$20,614	$11,906
1/31/25	$12,891	$15,292	$16,786	$20,015	$13,031
2/28/25	$12,292	$15,199	$16,298	$19,749	$12,428
3/31/25	$11,282	$14,685	$14,962	$18,005	$11,412
4/30/25	$11,681	$14,349	$15,296	$18,298	$11,818
5/31/25	$12,662	$14,973	$16,735	$20,290	$12,815
6/30/25	$13,244	$15,487	$17,796	$22,274	$13,408

Average Annual Total Returns (%)

	1 Year	Since Inception 1/28/21
Fund NAV Returns	26.96%	6.56%
S&P 500® Equal Weight Index	12.73%	10.39%
S&P 500® Growth Index	19.88%	13.91%
S&P 500® Information Technology Index	15.10%	19.84%
WisdomTree Team8 Cybersecurity Index	27.44%	6.85%

Key Fund Statistics

  Total Net Assets$135,065,258
  # of Portfolio Holdings26
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid, Net$520,791

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Cloudflare, Inc.	7.2%
Zscaler, Inc.	6.9%
Crowdstrike Holdings, Inc.	6.4%
Datadog, Inc.	5.7%
Rubrik, Inc.	5.4%
CyberArk Software Ltd.	5.3%
Palo Alto Networks, Inc.	4.8%
Fortinet, Inc.	4.7%
SentinelOne, Inc.	4.1%
NetApp, Inc.	4.0%

Country Breakdown (% of Net Assets)

United States	90.0%
Japan	4.0%
Israel	3.4%
South Korea	2.5%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cybersecurity Fund

Annual Shareholder Report - June 30, 2025

Ticker: WCBR

WCBR - 062025

WisdomTree Dynamic International Equity Fund

Ticker: DDWM

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Dynamic International Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International Equity Fund	$48	0.44%

How did the Fund perform last year and what affected its performance?

The Fund returned 20.21% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Local Currency Index, which returned 8.04% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Financials, driven by a mix of strong allocation and stock selection effects in each.

  Information Technology and Utilities also contributed positively to performance, supported by favorable allocation and selection effects.

  Consumer Discretionary detracted from performance due to poor stock selection.

  Energy and Industrials were modest headwinds, with the former affected by poor allocation effects and the latter due to negative stock selection.

  The Fund benefited from its exposures to the Netherlands and Japan, driven by strong stock selection and positive allocation effects in each.

  Spain and the United Kingdom also contributed positively to performance, supported primarily by favorable allocation effects. Spain was one of the best-performing equity markets in the developed international region during the period, so the Fund’s modest overweight to Spanish equities was beneficial.

  Germany was the lone detractor from performance due to poor stock selection and negative allocation effects. The Fund was slightly underweight Germany during the period, which produced modestly negative allocation effects as Germany was an outperformer among developed international countries.

  The Fund employed foreign exchange contracts to dynamically hedge currency exposure between 0% and 100% during the period. These hedges detracted from absolute performance as the U.S. dollar weakened against developed market currencies. However, relative to the MSCI EAFE Local Currency Index, which excludes currency effects entirely, the Fund significantly outperformed the benchmark. With an average hedge ratio of approximately 35% during the period, the Fund benefited from partial unhedged exposure amid the U.S. dollar’s depreciation.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 7, 2016 (inception) through June 30, 2025

	WisdomTree Dynamic International Equity Fund $23,522	MSCI EAFE Local Currency Index $21,531	MSCI EAFE Index $21,142	MSCI EAFE Value Index $21,069	WisdomTree Dynamic International Equity Index $23,968
1/7/16	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,996	$9,939	$9,812	$9,743	$9,989
2/29/16	$9,756	$9,585	$9,632	$9,554	$9,756
3/31/16	$10,227	$9,866	$10,259	$10,184	$10,215
4/30/16	$10,417	$9,990	$10,556	$10,586	$10,426
5/31/16	$10,447	$10,177	$10,460	$10,418	$10,449
6/30/16	$10,182	$9,793	$10,109	$9,901	$10,177
7/31/16	$10,665	$10,258	$10,621	$10,421	$10,654
8/31/16	$10,795	$10,354	$10,629	$10,590	$10,761
9/30/16	$10,869	$10,385	$10,760	$10,692	$10,859
10/31/16	$10,915	$10,508	$10,539	$10,717	$10,913
11/30/16	$10,898	$10,637	$10,330	$10,651	$10,903
12/31/16	$11,418	$11,119	$10,683	$11,138	$11,421
1/31/17	$11,496	$11,130	$10,993	$11,413	$11,489
2/28/17	$11,707	$11,369	$11,150	$11,491	$11,707
3/31/17	$12,008	$11,643	$11,457	$11,812	$12,025
4/30/17	$12,186	$11,805	$11,748	$12,060	$12,188
5/31/17	$12,508	$12,052	$12,179	$12,339	$12,512
6/30/17	$12,448	$11,958	$12,158	$12,376	$12,445
7/31/17	$12,734	$12,039	$12,509	$12,790	$12,741
8/31/17	$12,747	$12,034	$12,504	$12,710	$12,754
9/30/17	$13,078	$12,360	$12,815	$13,103	$13,090
10/31/17	$13,321	$12,726	$13,010	$13,204	$13,317
11/30/17	$13,347	$12,660	$13,146	$13,322	$13,350
12/31/17	$13,533	$12,812	$13,357	$13,527	$13,531
1/31/18	$13,901	$12,966	$14,027	$14,257	$13,903
2/28/18	$13,311	$12,544	$13,394	$13,579	$13,323
3/31/18	$13,067	$12,264	$13,153	$13,252	$13,109
4/30/18	$13,577	$12,816	$13,453	$13,661	$13,589
5/31/18	$13,267	$12,729	$13,150	$13,068	$13,279
6/30/18	$13,205	$12,690	$12,990	$12,903	$13,225
7/31/18	$13,601	$13,024	$13,310	$13,273	$13,606
8/31/18	$13,337	$12,805	$13,052	$12,790	$13,319
9/30/18	$13,546	$12,989	$13,166	$13,055	$13,538
10/31/18	$12,735	$12,140	$12,118	$12,188	$12,730
11/30/18	$12,707	$12,113	$12,103	$12,120	$12,742
12/31/18	$12,038	$11,405	$11,515	$11,528	$12,071
1/31/19	$12,730	$12,027	$12,272	$12,299	$12,761
2/28/19	$13,090	$12,445	$12,585	$12,504	$13,134
3/31/19	$13,231	$12,612	$12,664	$12,440	$13,270
4/30/19	$13,598	$13,038	$13,020	$12,730	$13,643
5/31/19	$13,022	$12,434	$12,395	$11,993	$13,047
6/30/19	$13,610	$12,965	$13,130	$12,632	$13,647
7/31/19	$13,568	$13,056	$12,963	$12,348	$13,607
8/31/19	$13,176	$12,741	$12,628	$11,841	$13,231
9/30/19	$13,691	$13,192	$12,989	$12,412	$13,756
10/31/19	$13,985	$13,413	$13,456	$12,860	$14,060
11/30/19	$14,190	$13,693	$13,608	$12,911	$14,263
12/31/19	$14,570	$13,876	$14,050	$13,382	$14,658
1/31/20	$14,244	$13,706	$13,757	$12,898	$14,326
2/29/20	$12,998	$12,599	$12,513	$11,678	$13,079
3/31/20	$11,107	$11,025	$10,843	$9,609	$11,169
4/30/20	$11,708	$11,624	$11,543	$10,123	$11,779
5/31/20	$12,054	$12,096	$12,046	$10,431	$12,137
6/30/20	$12,339	$12,415	$12,456	$10,803	$12,435
7/31/20	$12,276	$12,192	$12,747	$10,824	$12,371
8/31/20	$12,825	$12,692	$13,402	$11,457	$12,923
9/30/20	$12,545	$12,566	$13,054	$10,931	$12,647
10/31/20	$12,024	$12,074	$12,532	$10,491	$12,123
11/30/20	$13,465	$13,656	$14,475	$12,478	$13,589
12/31/20	$13,957	$13,993	$15,148	$13,031	$14,077
1/31/21	$13,912	$13,940	$14,987	$12,929	$14,028
2/28/21	$14,131	$14,304	$15,323	$13,545	$14,259
3/31/21	$14,770	$15,056	$15,675	$14,001	$14,904
4/30/21	$14,984	$15,246	$16,147	$14,268	$15,126
5/31/21	$15,483	$15,563	$16,674	$14,762	$15,543
6/30/21	$15,394	$15,777	$16,486	$14,422	$15,559
7/31/21	$15,460	$15,840	$16,610	$14,387	$15,647
8/31/21	$15,682	$16,196	$16,903	$14,550	$15,873
9/30/21	$15,361	$15,985	$16,412	$14,283	$15,534
10/31/21	$15,556	$16,334	$16,816	$14,511	$15,748
11/30/21	$15,156	$15,924	$16,033	$13,638	$15,347
12/31/21	$15,957	$16,610	$16,854	$14,450	$16,161
1/31/22	$15,818	$16,005	$16,040	$14,600	$16,049
2/28/22	$15,580	$15,656	$15,756	$14,402	$15,795
3/31/22	$15,999	$15,991	$15,858	$14,498	$16,198
4/30/22	$15,755	$15,768	$14,832	$13,765	$15,942
5/31/22	$15,838	$15,737	$14,943	$14,103	$16,022
6/30/22	$14,760	$14,738	$13,556	$12,699	$14,923
7/31/22	$15,260	$15,503	$14,232	$12,964	$15,433
8/31/22	$14,957	$15,150	$13,556	$12,526	$15,145
9/30/22	$14,048	$14,209	$12,288	$11,403	$14,219
10/31/22	$14,713	$14,966	$12,949	$12,139	$14,910
11/30/22	$15,921	$15,928	$14,407	$13,473	$16,147
12/31/22	$15,755	$15,448	$14,419	$13,643	$15,989
1/31/23	$16,840	$16,421	$15,586	$14,696	$17,095
2/28/23	$16,656	$16,523	$15,261	$14,490	$16,908
3/31/23	$16,837	$16,605	$15,639	$14,453	$17,089
4/30/23	$17,283	$16,983	$16,081	$14,918	$17,542
5/31/23	$16,493	$16,715	$15,400	$14,115	$16,712
6/30/23	$17,297	$17,317	$16,101	$14,909	$17,526
7/31/23	$17,752	$17,606	$16,622	$15,587	$17,993
8/31/23	$17,274	$17,282	$15,985	$15,124	$17,506
9/30/23	$17,157	$17,096	$15,439	$14,996	$17,397
10/31/23	$16,658	$16,523	$14,813	$14,337	$16,893
11/30/23	$17,527	$17,447	$16,188	$15,473	$17,791
12/31/23	$18,188	$17,944	$17,048	$16,228	$18,471
1/31/24	$18,261	$18,414	$17,146	$16,218	$18,548
2/29/24	$18,561	$18,971	$17,460	$16,247	$18,862
3/31/24	$19,351	$19,731	$18,035	$16,956	$19,690
4/30/24	$19,294	$19,559	$17,573	$16,782	$19,598
5/31/24	$19,840	$20,039	$18,253	$17,443	$20,148
6/30/24	$19,568	$19,928	$17,959	$16,958	$19,872
7/31/24	$20,227	$20,081	$18,486	$17,753	$20,553
8/31/24	$20,747	$20,170	$19,087	$18,207	$21,089
9/30/24	$20,880	$20,093	$19,263	$18,466	$21,225
10/31/24	$20,049	$19,773	$18,215	$17,598	$20,399
11/30/24	$20,009	$19,886	$18,112	$17,463	$20,333
12/31/24	$20,124	$19,968	$17,700	$17,151	$20,467
1/31/25	$21,021	$20,931	$18,630	$18,026	$21,369
2/28/25	$21,413	$21,130	$18,992	$18,698	$21,785
3/31/25	$21,415	$20,545	$18,915	$19,134	$21,789
4/30/25	$22,238	$20,531	$19,781	$19,910	$22,633
5/31/25	$23,102	$21,488	$20,686	$20,709	$23,524
6/30/25	$23,522	$21,531	$21,142	$21,069	$23,968

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	20.21%	13.77%	9.44%
MSCI EAFE Local Currency Index	8.04%	11.64%	8.42%
MSCI EAFE Index	17.73%	11.16%	8.21%
MSCI EAFE Value Index	24.24%	14.29%	8.17%
WisdomTree Dynamic International Equity Index	20.61%	14.02%	9.65%

Key Fund Statistics

  Total Net Assets$662,677,191
  # of Portfolio Holdings1,385
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid, Net$1,457,055

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.5%
Novartis AG	1.5%
Intesa Sanpaolo SpA	1.2%
Toyota Motor Corp.	1.2%
British American Tobacco PLC	1.1%
Allianz SE	1.1%
Banco Bilbao Vizcaya Argentaria SA	1.0%
Shell PLC	1.0%
Enel SpA	1.0%
Nestle SA	1.0%

Sector Breakdown (% of Net Assets)

Financials	23.0%
Industrials	18.0%
Consumer Discretionary	9.5%
Consumer Staples	9.2%
Health Care	7.1%
Utilities	7.0%
Communication Services	6.7%
Materials	6.4%
Energy	5.1%
Information Technology	4.1%
Other Sectors	3.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Changes

Effective April 30, 2025, the Fund was renamed WisdomTree Dynamic International Equity Fund (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund).

Effective April 30, 2025, the Fund's Index was renamed WisdomTree Dynamic International Equity Index (formerly, WisdomTree Dynamic Currency Hedged International Equity Index).

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic International Equity Fund

Annual Shareholder Report - June 30, 2025

Ticker: DDWM

DDWM - 062025

WisdomTree Dynamic International SmallCap Equity Fund

Ticker: DDLS

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Dynamic International SmallCap Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International SmallCap Equity Fund	$54	0.49%

How did the Fund perform last year and what affected its performance?

The Fund returned 21.78% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Small Cap Local Currency Index, which returned 12.68% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Real Estate, primarily driven by strong stock selection in each.

  Information Technology, Consumer Staples, and Health Care also contributed positively to performance, though to a lesser extent, due to positive stock selection.

  Industrials, Materials, and Consumer Discretionary detracted from performance due to poor stock selection effects.

  The Fund benefited from its exposure to Israel, driven by strong allocation and stock selection effects.

  Sweden also contributed positively to performance, primarily due to favorable stock selection.

  Japan detracted significantly from performance due to poor stock selection effects.

  Switzerland and the United Kingdom were also modest headwinds, each driven by negative stock selection.

  The Fund employed foreign exchange contracts to dynamically hedge currency exposure between 0% and 100% during the period. These hedges detracted from absolute performance as the U.S. dollar weakened against developed market currencies. However, relative to the MSCI EAFE Small Cap Local Currency Index, which excludes currency effects entirely, the Fund significantly outperformed the benchmark. With an average hedge ratio of approximately 35% during the period, the Fund benefited from partial unhedged exposure amid the U.S. dollar’s depreciation.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 7, 2016 (inception) through June 30, 2025

	WisdomTree Dynamic International SmallCap Equity Fund $22,848	MSCI EAFE Local Currency Index $21,531	MSCI EAFE Small Cap Index $19,831	MSCI EAFE Small Cap Local Currency Index $20,854	MSCI EAFE Small Cap Value Index $20,279	WisdomTree Dynamic International SmallCap Equity Index $23,685
1/7/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,827	$9,939	$9,674	$9,808	$9,696	$9,823
2/29/16	$9,757	$9,585	$9,662	$9,586	$9,706	$9,748
3/31/16	$10,433	$9,866	$10,437	$10,034	$10,484	$10,421
4/30/16	$10,520	$9,990	$10,677	$10,057	$10,820	$10,511
5/31/16	$10,689	$10,177	$10,732	$10,400	$10,764	$10,692
6/30/16	$10,040	$9,793	$10,166	$9,740	$10,161	$10,051
7/31/16	$10,780	$10,258	$10,789	$10,310	$10,869	$10,803
8/31/16	$10,835	$10,354	$10,725	$10,329	$10,903	$10,873
9/30/16	$11,081	$10,385	$11,044	$10,530	$11,146	$11,117
10/31/16	$11,098	$10,508	$10,731	$10,587	$10,967	$11,135
11/30/16	$11,119	$10,637	$10,430	$10,670	$10,752	$11,153
12/31/16	$11,591	$11,119	$10,728	$11,106	$11,116	$11,641
1/31/17	$11,779	$11,130	$11,107	$11,167	$11,520	$11,817
2/28/17	$12,108	$11,369	$11,356	$11,482	$11,768	$12,146
3/31/17	$12,307	$11,643	$11,584	$11,677	$11,932	$12,341
4/30/17	$12,685	$11,805	$12,080	$12,054	$12,377	$12,722
5/31/17	$12,942	$12,052	$12,525	$12,325	$12,719	$12,997
6/30/17	$13,026	$11,958	$12,522	$12,265	$12,805	$13,105
7/31/17	$13,407	$12,039	$12,976	$12,430	$13,297	$13,478
8/31/17	$13,437	$12,034	$13,082	$12,538	$13,348	$13,513
9/30/17	$13,829	$12,360	$13,456	$12,940	$13,716	$13,905
10/31/17	$14,103	$12,726	$13,683	$13,343	$13,827	$14,166
11/30/17	$14,098	$12,660	$13,900	$13,356	$14,054	$14,196
12/31/17	$14,491	$12,812	$14,270	$13,663	$14,482	$14,597
1/31/18	$14,791	$12,966	$15,000	$13,837	$15,110	$14,883
2/28/18	$14,277	$12,544	$14,468	$13,502	$14,517	$14,402
3/31/18	$14,012	$12,264	$14,305	$13,292	$14,328	$14,139
4/30/18	$14,321	$12,816	$14,499	$13,780	$14,624	$14,450
5/31/18	$14,212	$12,729	$14,360	$13,834	$14,223	$14,346
6/30/18	$13,907	$12,690	$14,081	$13,715	$13,917	$14,060
7/31/18	$14,048	$13,024	$14,173	$13,837	$14,084	$14,223
8/31/18	$13,916	$12,805	$14,059	$13,776	$13,884	$14,102
9/30/18	$13,991	$12,989	$13,957	$13,753	$13,880	$14,156
10/31/18	$12,912	$12,140	$12,614	$12,595	$12,725	$13,080
11/30/18	$12,952	$12,113	$12,525	$12,499	$12,602	$13,135
12/31/18	$12,086	$11,405	$11,717	$11,555	$11,850	$12,249
1/31/19	$12,798	$12,027	$12,661	$12,335	$12,781	$12,990
2/28/19	$13,200	$12,445	$12,945	$12,742	$12,987	$13,393
3/31/19	$13,226	$12,612	$12,966	$12,841	$12,913	$13,417
4/30/19	$13,650	$13,038	$13,357	$13,302	$13,216	$13,855
5/31/19	$13,049	$12,434	$12,651	$12,618	$12,487	$13,238
6/30/19	$13,389	$12,965	$13,187	$12,959	$13,028	$13,610
7/31/19	$13,371	$13,056	$13,094	$13,122	$12,845	$13,589
8/31/19	$12,986	$12,741	$12,771	$12,814	$12,580	$13,203
9/30/19	$13,558	$13,192	$13,130	$13,254	$13,037	$13,779
10/31/19	$14,055	$13,413	$13,726	$13,616	$13,668	$14,301
11/30/19	$14,469	$13,693	$14,030	$14,034	$13,900	$14,740
12/31/19	$15,076	$13,876	$14,642	$14,378	$14,497	$15,360
1/31/20	$14,626	$13,706	$14,218	$14,103	$14,012	$14,900
2/29/20	$13,182	$12,599	$12,824	$12,865	$12,612	$13,414
3/31/20	$10,693	$11,025	$10,613	$10,796	$10,059	$10,857
4/30/20	$11,606	$11,624	$11,716	$11,767	$10,932	$11,802
5/31/20	$12,164	$12,096	$12,552	$12,571	$11,408	$12,377
6/30/20	$12,224	$12,415	$12,723	$12,651	$11,529	$12,428
7/31/20	$12,326	$12,192	$13,151	$12,560	$11,721	$12,533
8/31/20	$13,114	$12,692	$14,132	$13,351	$12,604	$13,338
9/30/20	$13,075	$12,566	$14,028	$13,487	$12,361	$13,308
10/31/20	$12,708	$12,074	$13,539	$13,017	$11,953	$12,954
11/30/20	$14,055	$13,656	$15,399	$14,469	$13,861	$14,359
12/31/20	$14,808	$13,993	$16,450	$15,115	$13,793	$15,135
1/31/21	$14,813	$13,940	$16,389	$15,166	$13,735	$15,142
2/28/21	$15,256	$14,304	$16,823	$15,615	$14,334	$15,591
3/31/21	$15,929	$15,056	$17,191	$16,386	$14,820	$16,288
4/30/21	$16,387	$15,246	$17,882	$16,775	$15,350	$16,770
5/31/21	$16,768	$15,563	$18,239	$16,926	$15,778	$17,129
6/30/21	$16,640	$15,777	$17,937	$17,050	$15,334	$17,042
7/31/21	$16,872	$15,840	$18,242	$17,298	$15,524	$17,272
8/31/21	$17,335	$16,196	$18,768	$17,865	$15,914	$17,757
9/30/21	$16,989	$15,985	$18,098	$17,495	$15,356	$17,398
10/31/21	$17,063	$16,334	$18,382	$17,695	$15,512	$17,477
11/30/21	$16,384	$15,924	$17,354	$17,112	$14,606	$16,810
12/31/21	$17,194	$16,610	$18,111	$17,727	$15,393	$17,652
1/31/22	$16,501	$16,005	$16,786	$16,637	$15,965	$16,913
2/28/22	$16,358	$15,656	$16,573	$16,360	$15,852	$16,765
3/31/22	$16,501	$15,991	$16,566	$16,594	$15,802	$16,925
4/30/22	$16,151	$15,768	$15,430	$16,310	$14,941	$16,579
5/31/22	$15,943	$15,737	$15,318	$16,063	$14,925	$16,366
6/30/22	$15,012	$14,738	$13,636	$14,846	$13,349	$15,390
7/31/22	$15,743	$15,503	$14,538	$15,772	$14,009	$16,142
8/31/22	$15,450	$15,150	$13,893	$15,488	$13,478	$15,867
9/30/22	$14,218	$14,209	$12,295	$14,278	$11,963	$14,583
10/31/22	$14,589	$14,966	$12,816	$14,899	$12,541	$14,976
11/30/22	$15,541	$15,928	$14,086	$15,637	$13,771	$15,992
12/31/22	$15,511	$15,448	$14,237	$15,316	$14,046	$15,959
1/31/23	$16,612	$16,421	$15,300	$16,184	$15,135	$17,111
2/28/23	$16,560	$16,523	$14,968	$16,321	$14,891	$17,048
3/31/23	$16,414	$16,605	$14,937	$16,006	$14,683	$16,885
4/30/23	$16,818	$16,983	$15,238	$16,346	$15,039	$17,309
5/31/23	$16,031	$16,715	$14,602	$16,094	$14,307	$16,472
6/30/23	$16,559	$17,317	$15,024	$16,498	$14,800	$17,011
7/31/23	$17,113	$17,606	$15,690	$16,953	$15,583	$17,601
8/31/23	$16,735	$17,282	$15,168	$16,780	$15,104	$17,204
9/30/23	$16,428	$17,096	$14,497	$16,380	$14,650	$16,865
10/31/23	$15,798	$16,523	$13,645	$15,608	$13,927	$16,239
11/30/23	$16,761	$17,447	$15,017	$16,580	$15,145	$17,268
12/31/23	$17,863	$17,944	$16,111	$17,279	$16,207	$18,391
1/31/24	$17,814	$18,414	$15,846	$17,387	$15,999	$18,356
2/29/24	$17,901	$18,971	$15,906	$17,676	$15,891	$18,451
3/31/24	$18,601	$19,731	$16,498	$18,493	$16,680	$19,254
4/30/24	$18,688	$19,559	$16,008	$18,322	$16,359	$19,243
5/31/24	$19,119	$20,039	$16,701	$18,852	$16,991	$19,715
6/30/24	$18,761	$19,928	$16,193	$18,507	$16,354	$19,355
7/31/24	$19,726	$20,081	$17,117	$19,074	$17,372	$20,329
8/31/24	$19,964	$20,170	$17,455	$18,883	$17,651	$20,572
9/30/24	$20,363	$20,093	$17,901	$19,090	$18,128	$20,975
10/31/24	$19,285	$19,773	$16,779	$18,740	$17,004	$19,894
11/30/24	$19,364	$19,886	$16,790	$18,827	$17,018	$19,978
12/31/24	$19,620	$19,968	$16,404	$18,970	$16,641	$20,258
1/31/25	$19,970	$20,931	$16,969	$19,496	$17,212	$20,635
2/28/25	$19,948	$21,130	$16,919	$19,178	$17,365	$20,629
3/31/25	$19,921	$20,545	$17,009	$18,914	$17,676	$20,602
4/30/25	$20,771	$20,531	$17,996	$19,183	$18,629	$21,502
5/31/25	$21,848	$21,488	$19,005	$20,278	$19,498	$22,638
6/30/25	$22,848	$21,531	$19,831	$20,854	$20,279	$23,685

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	21.78%	13.33%	9.11%
MSCI EAFE Local Currency Index	8.04%	11.64%	8.42%
MSCI EAFE Small Cap Index	22.46%	9.28%	7.49%
MSCI EAFE Small Cap Local Currency Index	12.68%	10.51%	8.06%
MSCI EAFE Small Cap Value Index	24.00%	11.96%	7.74%
WisdomTree Dynamic International SmallCap Equity Index	22.37%	13.77%	9.52%

Key Fund Statistics

  Total Net Assets$425,103,322
  # of Portfolio Holdings1,007
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid, Net$1,724,471

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Sydbank AS	1.0%
Harel Insurance Investments & Financial Services Ltd.	0.8%
Cofinimmo SA	0.7%
Plus500 Ltd.	0.6%
Hoegh Autoliners ASA	0.6%
Coface SA	0.6%
Suedzucker AG	0.6%
Menora Mivtachim Holdings Ltd.	0.5%
TP ICAP Group PLC	0.5%
Mandatum OYJ	0.5%

Sector Breakdown (% of Net Assets)

Industrials	25.6%
Financials	15.0%
Consumer Discretionary	13.5%
Materials	9.7%
Consumer Staples	8.0%
Information Technology	8.0%
Real Estate	6.4%
Communication Services	4.4%
Health Care	3.8%
Energy	3.3%
Other Sectors	2.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Material Fund Changes

Effective April 30, 2025, the Fund was renamed WisdomTree Dynamic International SmallCap Equity Fund (formerly, the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund).

Effective April 30, 2025, the Fund's Index was renamed WisdomTree Dynamic International SmallCap Equity Index (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Index).

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic International SmallCap Equity Fund

Annual Shareholder Report - June 30, 2025

Ticker: DDLS

DDLS - 062025

WisdomTree Emerging Markets Efficient Core Fund

Ticker: NTSE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$34	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.32% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 15.29% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Within the emerging markets equities that the Fund is exposed to, nearly all sector positions produced positive returns during the period, led by Communication Services. Financials and each of Health Care, Consumer Discretionary, and Industrials additionally were additive.

  Materials, Consumer Staples, and Utilities also contributed to the Fund's performance, albeit to a lesser extent than other sectors.

  Energy was the lone sector to decline during the period.

  Chinese equity exposure was generally additive during the period, as China rebounded following a few years of poor investor sentiment and lackluster growth.

  India’s performance was mostly flat, so the Fund would have likely benefitted from reduced exposure.

  The Fund’s exposure to laddered U.S. Treasury futures produced mixed effects during the period. Yields generally fell among shorter- and medium-term Treasury futures contracts as the Federal Reserve began to lower interest rates, coinciding with market expectations. This repricing produced positive performance among short-term futures. However, the longer-dated Treasury futures exposures fell slightly during the period as yields on 30-year U.S. Treasury bonds increased from 4.51% to 4.78% during the period. Overall, the positive effects outweighed the negative, and the Fund was able to slightly outperform the MSCI Emerging Markets Index during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance May 20, 2021 (inception) through June 30, 2025

	WisdomTree Emerging Markets Efficient Core Fund $9,351	MSCI Emerging Markets Index $10,255
5/20/21	$10,000	$10,000
5/31/21	$10,294	$10,378
6/30/21	$10,458	$10,396
7/31/21	$9,901	$9,696
8/31/21	$10,098	$9,950
9/30/21	$9,646	$9,555
10/31/21	$9,725	$9,649
11/30/21	$9,354	$9,256
12/31/21	$9,537	$9,429
1/31/22	$9,337	$9,251
2/28/22	$8,823	$8,974
3/31/22	$8,529	$8,772
4/30/22	$7,871	$8,284
5/31/22	$7,946	$8,320
6/30/22	$7,419	$7,767
7/31/22	$7,476	$7,748
8/31/22	$7,362	$7,781
9/30/22	$6,403	$6,868
10/31/22	$6,116	$6,655
11/30/22	$7,133	$7,642
12/31/22	$7,010	$7,535
1/31/23	$7,678	$8,130
2/28/23	$7,077	$7,603
3/31/23	$7,427	$7,833
4/30/23	$7,323	$7,744
5/31/23	$7,175	$7,614
6/30/23	$7,388	$7,903
7/31/23	$7,766	$8,395
8/31/23	$7,260	$7,878
9/30/23	$6,960	$7,672
10/31/23	$6,672	$7,374
11/30/23	$7,288	$7,964
12/31/23	$7,692	$8,275
1/31/24	$7,327	$7,891
2/29/24	$7,490	$8,267
3/31/24	$7,712	$8,471
4/30/24	$7,636	$8,509
5/31/24	$7,745	$8,557
6/30/24	$8,109	$8,895
7/31/24	$8,161	$8,921
8/31/24	$8,369	$9,065
9/30/24	$8,903	$9,671
10/31/24	$8,437	$9,241
11/30/24	$8,140	$8,909
12/31/24	$8,024	$8,896
1/31/25	$8,190	$9,055
2/28/25	$8,383	$9,099
3/31/25	$8,398	$9,157
4/30/25	$8,502	$9,277
5/31/25	$8,801	$9,673
6/30/25	$9,351	$10,255

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	15.32%	-1.62%
MSCI Emerging Markets Index	15.29%	0.61%

Key Fund Statistics

  Total Net Assets$31,342,041
  # of Portfolio Holdings437
  Portfolio Turnover Rate5%
  Investment Advisory Fees Paid, Net$89,925

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	8.3%
Tencent Holdings Ltd.	5.3%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.0%
Naspers Ltd.	2.3%
SK Hynix, Inc.	1.7%
Xiaomi Corp.	1.6%
Reliance Industries Ltd.	1.5%
China Construction Bank Corp.	1.5%

Sector Breakdown (% of Net Assets)

Information Technology	26.2%
Financials	19.8%
Consumer Discretionary	12.9%
Communication Services	10.0%
Materials	5.3%
Consumer Staples	4.4%
Energy	3.8%
Other Sectors	8.4%
Other Assets and Liabilities, Net	9.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Efficient Core Fund

Annual Shareholder Report - June 30, 2025

Ticker: NTSE

NTSE - 062025

WisdomTree Emerging Markets ex-China Fund

Ticker: XC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-China Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-China Fund	$33	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.27% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets ex-China Index, which returned 9.39% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Energy exposure was the only notably positive contributor during the period due to a mix of positive allocation and stock selection impacts.

  Information Technology, Financials, and Consumer Discretionary were all detractors during the period due to negative stock selection.

  The Fund’s exposure to Taiwan detracted from performance during the period, primarily due to poor stock selection.

  An overweight to India was also detrimental due to negative allocation effects that outweighed otherwise positive stock selection effects.

  Relative to broad emerging markets, represented by the MSCI Emerging Markets Index (which includes China exposure), the Fund’s exclusion of China was detrimental to performance during the period. Chinese equities, proxied by the MSCI China Index, outperformed within broad emerging markets during the period, so the Fund’s lack of exposure to Chinese equities produced a significantly negative allocation effect.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets ex-China Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance September 22, 2022 (inception) through June 30, 2025

	WisdomTree Emerging Markets ex-China Fund $14,407	MSCI Emerging Markets ex-China Index $14,426	WisdomTree Emerging Markets ex-China Index $14,786
9/22/22	$10,000	$10,000	$10,000
9/30/22	$9,353	$9,385	$9,342
10/31/22	$9,592	$9,680	$9,611
11/30/22	$10,522	$10,586	$10,568
12/31/22	$10,025	$10,133	$10,050
1/31/23	$10,663	$10,746	$10,687
2/28/23	$10,187	$10,259	$10,223
3/31/23	$10,496	$10,498	$10,527
4/30/23	$10,509	$10,584	$10,555
5/31/23	$10,781	$10,733	$10,847
6/30/23	$11,159	$11,133	$11,227
7/31/23	$11,686	$11,615	$11,760
8/31/23	$11,135	$11,044	$11,199
9/30/23	$10,762	$10,761	$10,833
10/31/23	$10,379	$10,361	$10,436
11/30/23	$11,471	$11,432	$11,578
12/31/23	$12,193	$12,163	$12,345
1/31/24	$11,862	$11,861	$12,025
2/29/24	$12,246	$12,282	$12,442
3/31/24	$12,612	$12,651	$12,867
4/30/24	$12,438	$12,446	$12,663
5/31/24	$12,517	$12,433	$12,738
6/30/24	$13,307	$13,188	$13,594
7/31/24	$13,344	$13,298	$13,692
8/31/24	$13,597	$13,540	$13,959
9/30/24	$13,760	$13,710	$14,138
10/31/24	$13,360	$13,178	$13,669
11/30/24	$12,984	$12,747	$13,294
12/31/24	$12,871	$12,596	$13,172
1/31/25	$13,035	$12,864	$13,299
2/28/25	$12,498	$12,375	$12,723
3/31/25	$12,320	$12,380	$12,571
4/30/25	$12,823	$12,858	$13,109
5/31/25	$13,507	$13,489	$13,837
6/30/25	$14,407	$14,426	$14,786

Average Annual Total Returns (%)

	1 Year	Since Inception 9/22/22
Fund NAV Returns	8.27%	14.08%
MSCI Emerging Markets ex-China Index	9.39%	14.12%
WisdomTree Emerging Markets ex-China Index	8.76%	15.13%

Key Fund Statistics

  Total Net Assets$88,804,858
  # of Portfolio Holdings746
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid, Net$199,670

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.3%
Al Rajhi Bank	2.1%
MercadoLibre, Inc.	2.1%
SK Hynix, Inc.	1.7%
ICICI Bank Ltd.	1.6%
MediaTek, Inc.	1.3%
Hon Hai Precision Industry Co. Ltd.	1.2%

Sector Breakdown (% of Net Assets)

Information Technology	33.5%
Financials	21.9%
Consumer Discretionary	9.0%
Industrials	8.3%
Materials	6.6%
Consumer Staples	5.8%
Communication Services	4.5%
Health Care	4.5%
Energy	3.0%
Utilities	1.9%
Other Sectors	1.3%
Other Assets and Liabilities, Net	(0.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets ex-China Fund

Annual Shareholder Report - June 30, 2025

Ticker: XC

XC - 062025

WisdomTree International Efficient Core Fund

Ticker: NTSI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$28	0.26%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.41% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 17.73% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Four notable sectors within the developed international region produced significant positive returns during the period, which provided a strong market backdrop for the MSCI EAFE Index. Communication Services and Financials led the way followed by Utilities and Industrials with each contributing positively to Fund performance during the period.

  Only Energy and Health Care declined during the period, which detracted from Fund performance.

  The Fund underperformed during the period due to limited regional exposure and poor stock selection, which prevented the Fund from fully capturing the rally across all sectors and the bull market's upside.

  At the sector-level, the Fund was slightly underweight three of the four best-performers, Communication Services, Industrials and Utilities, which produced modestly negative allocation effects.

  The Fund was slightly overweight Financials, however, which helped offset some of the performance lag due to positive allocation effects.

  The Fund’s exposure to laddered U.S. Treasury futures produced mixed effects during the period. Yields generally fell among shorter- and medium-term Treasury futures contracts as the Federal Reserve began to lower interest rates, coinciding with market expectations. This repricing produced positive performance among short-term futures. However, the longer-dated Treasury futures exposures fell slightly during the period as yields on 30-year U.S. Treasury bonds increased from 4.51% to 4.78% during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance May 20, 2021 (inception) through June 30, 2025

	WisdomTree International Efficient Core Fund $11,504	MSCI EAFE Index $12,950
5/20/21	$10,000	$10,000
5/31/21	$10,254	$10,213
6/30/21	$10,150	$10,098
7/31/21	$10,307	$10,174
8/31/21	$10,434	$10,354
9/30/21	$10,076	$10,053
10/31/21	$10,295	$10,300
11/30/21	$9,895	$9,821
12/31/21	$10,328	$10,324
1/31/22	$9,819	$9,825
2/28/22	$9,629	$9,651
3/31/22	$9,516	$9,713
4/30/22	$8,801	$9,085
5/31/22	$8,863	$9,153
6/30/22	$8,073	$8,304
7/31/22	$8,537	$8,717
8/31/22	$8,007	$8,303
9/30/22	$7,154	$7,527
10/31/22	$7,427	$7,931
11/30/22	$8,318	$8,825
12/31/22	$8,291	$8,832
1/31/23	$8,996	$9,547
2/28/23	$8,691	$9,348
3/31/23	$9,039	$9,580
4/30/23	$9,285	$9,850
5/31/23	$8,848	$9,433
6/30/23	$9,151	$9,862
7/31/23	$9,367	$10,182
8/31/23	$9,004	$9,792
9/30/23	$8,578	$9,457
10/31/23	$8,170	$9,074
11/30/23	$9,030	$9,916
12/31/23	$9,625	$10,443
1/31/24	$9,650	$10,503
2/29/24	$9,717	$10,695
3/31/24	$10,020	$11,047
4/30/24	$9,638	$10,764
5/31/24	$10,029	$11,181
6/30/24	$9,968	$11,000
7/31/24	$10,327	$11,323
8/31/24	$10,662	$11,691
9/30/24	$10,770	$11,799
10/31/24	$10,062	$11,157
11/30/24	$10,059	$11,094
12/31/24	$9,725	$10,842
1/31/25	$10,199	$11,412
2/28/25	$10,479	$11,633
3/31/25	$10,436	$11,586
4/30/25	$10,864	$12,117
5/31/25	$11,206	$12,671
6/30/25	$11,504	$12,950

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	15.41%	3.46%
MSCI EAFE Index	17.73%	6.48%

Key Fund Statistics

  Total Net Assets$405,972,013
  # of Portfolio Holdings452
  Portfolio Turnover Rate3%
  Investment Advisory Fees Paid, Net$925,135

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	9.3%
ASML Holding NV	1.8%
SAP SE	1.7%
Nestle SA	1.4%
Shell PLC	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Novo Nordisk AS	1.2%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%

Sector Breakdown (% of Net Assets)

Financials	21.3%
Industrials	15.7%
Health Care	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.7%
Information Technology	7.5%
Materials	5.5%
Other Sectors	11.6%
Other Assets and Liabilities, Net	11.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Efficient Core Fund

Annual Shareholder Report - June 30, 2025

Ticker: NTSI

NTSI - 062025

WisdomTree U.S. Corporate Bond Fund

Ticker: QIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$19	0.18%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.00% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the ICE BofA Merrill Lynch U.S. Corporate Index, which returned 7.06% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited primarily from security selection among investment-grade corporate bonds in the Industrials, Financials and Utilities sectors.

  Across credit rating groups, the Fund’s exposure to A+, A, A-, BBB, and BBB- bonds was additive due to strong security selection effects.

  Exposure to BB- bonds weighed negatively on performance due to poor allocation effects.

  Exposure to BBB+ bonds also negatively impacted performance due to poor security selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance April 27, 2016 (inception) through June 30, 2025

	WisdomTree U.S. Corporate Bond Fund $12,334	Bloomberg U.S. Aggregate Bond Index $11,464	ICE BofA Merrill Lynch U.S. Corporate Index $12,813	WisdomTree U.S. Quality Corporate Bond Index $12,700
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,034	$10,026	$10,037	$10,028
5/31/16	$9,995	$10,028	$10,030	$10,019
6/30/16	$10,189	$10,208	$10,249	$10,225
7/31/16	$10,319	$10,273	$10,397	$10,384
8/31/16	$10,354	$10,261	$10,426	$10,403
9/30/16	$10,319	$10,255	$10,396	$10,380
10/31/16	$10,194	$10,177	$10,310	$10,268
11/30/16	$9,942	$9,936	$10,033	$10,012
12/31/16	$9,988	$9,950	$10,096	$10,068
1/31/17	$9,988	$9,969	$10,138	$10,082
2/28/17	$10,091	$10,036	$10,252	$10,182
3/31/17	$10,084	$10,031	$10,240	$10,168
4/30/17	$10,177	$10,109	$10,342	$10,262
5/31/17	$10,303	$10,186	$10,462	$10,379
6/30/17	$10,344	$10,176	$10,488	$10,426
7/31/17	$10,432	$10,220	$10,566	$10,499
8/31/17	$10,497	$10,312	$10,656	$10,576
9/30/17	$10,474	$10,263	$10,631	$10,563
10/31/17	$10,509	$10,268	$10,674	$10,604
11/30/17	$10,494	$10,255	$10,659	$10,597
12/31/17	$10,614	$10,302	$10,750	$10,704
1/31/18	$10,519	$10,184	$10,651	$10,618
2/28/18	$10,338	$10,087	$10,491	$10,447
3/31/18	$10,359	$10,152	$10,514	$10,480
4/30/18	$10,264	$10,076	$10,424	$10,389
5/31/18	$10,311	$10,148	$10,471	$10,440
6/30/18	$10,228	$10,136	$10,415	$10,368
7/31/18	$10,325	$10,138	$10,492	$10,466
8/31/18	$10,372	$10,203	$10,549	$10,513
9/30/18	$10,370	$10,138	$10,515	$10,489
10/31/18	$10,208	$10,058	$10,373	$10,343
11/30/18	$10,191	$10,118	$10,353	$10,333
12/31/18	$10,326	$10,304	$10,508	$10,468
1/31/19	$10,544	$10,413	$10,728	$10,686
2/28/19	$10,555	$10,407	$10,767	$10,700
3/31/19	$10,818	$10,607	$11,035	$10,970
4/30/19	$10,872	$10,609	$11,096	$11,035
5/31/19	$11,017	$10,798	$11,255	$11,191
6/30/19	$11,296	$10,933	$11,514	$11,449
7/31/19	$11,358	$10,957	$11,590	$11,517
8/31/19	$11,684	$11,241	$11,942	$11,851
9/30/19	$11,604	$11,181	$11,868	$11,780
10/31/19	$11,682	$11,215	$11,940	$11,856
11/30/19	$11,711	$11,209	$11,966	$11,891
12/31/19	$11,745	$11,202	$12,004	$11,931
1/31/20	$12,021	$11,417	$12,289	$12,211
2/29/20	$12,182	$11,623	$12,448	$12,380
3/31/20	$11,313	$11,554	$11,517	$11,503
4/30/20	$12,010	$11,760	$12,125	$12,122
5/31/20	$12,169	$11,814	$12,337	$12,279
6/30/20	$12,373	$11,889	$12,585	$12,533
7/31/20	$12,757	$12,066	$12,982	$12,913
8/31/20	$12,574	$11,969	$12,832	$12,753
9/30/20	$12,538	$11,962	$12,798	$12,722
10/31/20	$12,481	$11,909	$12,776	$12,686
11/30/20	$12,888	$12,026	$13,117	$13,112
12/31/20	$12,912	$12,042	$13,181	$13,145
1/31/21	$12,690	$11,956	$13,020	$12,922
2/28/21	$12,423	$11,784	$12,766	$12,652
3/31/21	$12,164	$11,636	$12,589	$12,378
4/30/21	$12,311	$11,728	$12,738	$12,537
5/31/21	$12,424	$11,767	$12,828	$12,651
6/30/21	$12,713	$11,849	$13,041	$12,948
7/31/21	$12,925	$11,982	$13,199	$13,172
8/31/21	$12,876	$11,959	$13,173	$13,121
9/30/21	$12,719	$11,855	$13,034	$12,970
10/31/21	$12,757	$11,852	$13,066	$13,006
11/30/21	$12,769	$11,887	$13,078	$13,022
12/31/21	$12,737	$11,857	$13,056	$13,008
1/31/22	$12,288	$11,601	$12,648	$12,537
2/28/22	$12,037	$11,472	$12,372	$12,276
3/31/22	$11,736	$11,153	$12,046	$11,962
4/30/22	$11,034	$10,730	$11,447	$11,252
5/31/22	$11,148	$10,799	$11,508	$11,366
6/30/22	$10,827	$10,630	$11,238	$11,040
7/31/22	$11,202	$10,889	$11,569	$11,414
8/31/22	$10,848	$10,582	$11,261	$11,075
9/30/22	$10,279	$10,125	$10,663	$10,492
10/31/22	$10,192	$9,993	$10,544	$10,401
11/30/22	$10,736	$10,361	$11,063	$10,943
12/31/22	$10,657	$10,314	$11,039	$10,905
1/31/23	$11,105	$10,632	$11,469	$11,344
2/28/23	$10,745	$10,357	$11,135	$10,979
3/31/23	$11,040	$10,620	$11,420	$11,287
4/30/23	$11,124	$10,684	$11,514	$11,376
5/31/23	$10,963	$10,568	$11,364	$11,215
6/30/23	$11,010	$10,530	$11,396	$11,261
7/31/23	$11,054	$10,523	$11,446	$11,315
8/31/23	$10,971	$10,456	$11,368	$11,238
9/30/23	$10,692	$10,190	$11,088	$10,961
10/31/23	$10,490	$10,029	$10,887	$10,772
11/30/23	$11,110	$10,483	$11,501	$11,387
12/31/23	$11,548	$10,884	$11,965	$11,844
1/31/24	$11,550	$10,855	$11,984	$11,843
2/29/24	$11,384	$10,701	$11,817	$11,684
3/31/24	$11,526	$10,800	$11,954	$11,839
4/30/24	$11,254	$10,527	$11,679	$11,563
5/31/24	$11,452	$10,706	$11,895	$11,772
6/30/24	$11,527	$10,807	$11,968	$11,851
7/31/24	$11,796	$11,059	$12,254	$12,130
8/31/24	$11,973	$11,218	$12,441	$12,313
9/30/24	$12,185	$11,369	$12,656	$12,525
10/31/24	$11,895	$11,087	$12,371	$12,242
11/30/24	$12,061	$11,204	$12,518	$12,393
12/31/24	$11,820	$11,021	$12,297	$12,166
1/31/25	$11,885	$11,079	$12,371	$12,238
2/28/25	$12,122	$11,323	$12,622	$12,476
3/31/25	$12,095	$11,327	$12,587	$12,452
4/30/25	$12,097	$11,372	$12,584	$12,449
5/31/25	$12,100	$11,290	$12,584	$12,458
6/30/25	$12,334	$11,464	$12,813	$12,700

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	7.00%	-0.06%	2.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%
ICE BofA Merrill Lynch U.S. Corporate Index	7.06%	0.36%	2.74%
WisdomTree U.S. Quality Corporate Bond Index	7.16%	0.27%	2.64%

Key Fund Statistics

  Total Net Assets$17,880,670
  # of Portfolio Holdings492
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid, Net$32,058

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Deutsche Bank AG, 5.30%, due 5/9/2031	0.9%
Bank of America Corp., 3.19%, due 7/23/2030	0.8%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
Bank of America Corp., 3.42%, due 12/20/2028	0.8%
Broadridge Financial Solutions, Inc., 3.40%, due 6/27/2026	0.8%

Sector Breakdown (% of Net Assets)

Financials	34.7%
Health Care	13.3%
Energy	8.4%
Utilities	8.1%
Information Technology	7.9%
Industrials	7.1%
Consumer Staples	5.7%
Consumer Discretionary	4.3%
Communication Services	3.5%
Materials	3.4%
Other Sectors	2.1%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Corporate Bond Fund

Annual Shareholder Report - June 30, 2025

Ticker: QIG

QIG - 062025

WisdomTree U.S. Efficient Core Fund

Ticker: NTSX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$22	0.20%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.41% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the S&P      500® Index, which returned 15.16% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Within the 500 largest U.S. equities that the Fund is exposed to, nearly all sector positions produced at least double-digit positive returns during the period, led by Financials, which was the best performer overall, followed by Utilities, Communication Services, and Industrials.

  Materials, Health Care, and Energy were the primary laggards, as Materials produced a modest gain while the latter two had negative performance during the period.

  The Fund's exposure to laddered U.S. Treasury futures produced mixed effects during the period. Yields generally fell among shorter- and medium-term Treasury futures contracts as the Federal Reserve began to lower interest rates, coinciding with market expectations. This repricing produced positive performance among short-term futures. However, the longer-dated Treasury futures exposures fell slightly during the period as yields on 30-year U.S. Treasury bonds increased from 4.51% to 4.78% during the period.

  Overall, the positive effects outweighed the negative, and the Fund was able to outperform the S&P 500® Index by about 25 basis points during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance August 2, 2018 (inception) through June 30, 2025

	WisdomTree U.S. Efficient Core Fund $21,721	S&P 500® Index $24,610	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $18,185
8/2/18	$10,000	$10,000	$10,000
8/31/18	$10,311	$10,285	$10,201
9/30/18	$10,279	$10,343	$10,210
10/31/18	$9,612	$9,636	$9,757
11/30/18	$9,832	$9,833	$9,898
12/31/18	$9,166	$8,945	$9,434
1/31/19	$9,844	$9,662	$9,910
2/28/19	$10,101	$9,972	$10,095
3/31/19	$10,386	$10,166	$10,290
4/30/19	$10,740	$10,577	$10,540
5/31/19	$10,277	$9,905	$10,208
6/30/19	$10,964	$10,603	$10,690
7/31/19	$11,109	$10,756	$10,794
8/31/19	$11,166	$10,585	$10,796
9/30/19	$11,275	$10,783	$10,894
10/31/19	$11,477	$11,017	$11,050
11/30/19	$11,801	$11,417	$11,292
12/31/19	$12,056	$11,761	$11,494
1/31/20	$12,272	$11,757	$11,578
2/29/20	$11,559	$10,789	$11,086
3/31/20	$10,498	$9,456	$10,268
4/30/20	$11,744	$10,669	$11,070
5/31/20	$12,270	$11,177	$11,394
6/30/20	$12,526	$11,399	$11,558
7/31/20	$13,254	$12,042	$12,020
8/31/20	$14,101	$12,907	$12,512
9/30/20	$13,621	$12,417	$12,224
10/31/20	$13,190	$12,087	$12,009
11/30/20	$14,565	$13,410	$12,828
12/31/20	$15,061	$13,925	$13,131
1/31/21	$14,847	$13,785	$13,013
2/28/21	$14,983	$14,165	$13,158
3/31/21	$15,362	$14,785	$13,451
4/30/21	$16,192	$15,574	$13,943
5/31/21	$16,295	$15,683	$14,022
6/30/21	$16,789	$16,049	$14,258
7/31/21	$17,290	$16,431	$14,526
8/31/21	$17,737	$16,930	$14,846
9/30/21	$16,846	$16,143	$14,463
10/31/21	$17,903	$17,274	$14,955
11/30/21	$17,833	$17,154	$15,066
12/31/21	$18,401	$17,923	$15,310
1/31/22	$17,246	$16,995	$14,524
2/28/22	$16,718	$16,486	$14,331
3/31/22	$16,901	$17,099	$14,648
4/30/22	$15,164	$15,608	$13,525
5/31/22	$15,143	$15,636	$13,653
6/30/22	$13,944	$14,346	$12,861
7/31/22	$15,281	$15,668	$13,637
8/31/22	$14,437	$15,029	$13,230
9/30/22	$12,871	$13,645	$12,321
10/31/22	$13,639	$14,750	$12,789
11/30/22	$14,520	$15,574	$13,047
12/31/22	$13,669	$14,677	$12,834
1/31/23	$14,621	$15,599	$13,336
2/28/23	$14,069	$15,218	$13,003
3/31/23	$14,795	$15,777	$13,423
4/30/23	$14,993	$16,023	$13,581
5/31/23	$14,972	$16,093	$13,558
6/30/23	$15,708	$17,156	$14,082
7/31/23	$16,102	$17,708	$14,350
8/31/23	$15,776	$17,426	$14,175
9/30/23	$14,832	$16,595	$13,624
10/31/23	$14,386	$16,246	$13,367
11/30/23	$15,908	$17,729	$14,339
12/31/23	$16,865	$18,535	$14,950
1/31/24	$17,044	$18,846	$15,085
2/29/24	$17,692	$19,853	$15,488
3/31/24	$18,215	$20,491	$15,851
4/30/24	$17,219	$19,655	$15,296
5/31/24	$18,091	$20,629	$15,866
6/30/24	$18,820	$21,369	$16,280
7/31/24	$19,163	$21,629	$16,557
8/31/24	$19,699	$22,154	$16,892
9/30/24	$20,167	$22,627	$17,199
10/31/24	$19,698	$22,422	$16,936
11/30/24	$20,907	$23,738	$17,610
12/31/24	$20,197	$23,172	$17,240
1/31/25	$20,784	$23,818	$17,564
2/28/25	$20,728	$23,507	$17,578
3/31/25	$19,583	$22,182	$16,988
4/30/25	$19,614	$22,032	$16,946
5/31/25	$20,596	$23,419	$17,534
6/30/25	$21,721	$24,610	$18,185

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 8/2/18
Fund NAV Returns	15.41%	11.64%	11.88%
S&P 500® Index	15.16%	16.64%	13.91%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	11.70%	9.49%	9.03%

Key Fund Statistics

  Total Net Assets$1,205,557,062
  # of Portfolio Holdings503
  Portfolio Turnover Rate15%
  Investment Advisory Fees Paid, Net$2,312,502

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	8.6%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.0%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.6%

Sector Breakdown (% of Net Assets)

Information Technology	29.5%
Financials	13.3%
Communication Services	10.0%
Consumer Discretionary	9.3%
Health Care	8.0%
Industrials	7.3%
Consumer Staples	5.3%
Other Sectors	7.4%
Other Assets and Liabilities, Net	9.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Efficient Core Fund

Annual Shareholder Report - June 30, 2025

Ticker: NTSX

NTSX - 062025

WisdomTree U.S. High Yield Corporate Bond Fund

Ticker: QHY

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$40	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 9.95% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index, which returned 10.28% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefitted primarily from security selection among non-investment-grade corporate bonds in the Industrials, Financials and Utilities sectors. Allocation effects across these three sectors, however, were mixed.

  Negative allocation impacts were observed among Financials and Industrials, while Utilities were flat.

  Across credit rating groups, Fund performance was almost exclusively driven by BB-rated bonds. Security selection was overwhelmingly positive, while allocation effects were deeply negative. The net effect remained positive, with BB-rated bonds contributing to the Fund's overall performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance April 27, 2016 (inception) through June 30, 2025

	WisdomTree U.S. High Yield Corporate Bond Fund $15,418	Bloomberg U.S. Aggregate Bond Index $11,464	ICE BofA Merrill Lynch U.S. High Yield Index $16,834	WisdomTree U.S. High Yield Corporate Bond Index $16,255
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,028	$10,026	$10,042	$10,037
5/31/16	$10,085	$10,028	$10,115	$10,094
6/30/16	$10,134	$10,208	$10,224	$10,177
7/31/16	$10,383	$10,273	$10,483	$10,469
8/31/16	$10,593	$10,261	$10,716	$10,681
9/30/16	$10,661	$10,255	$10,785	$10,739
10/31/16	$10,616	$10,177	$10,819	$10,724
11/30/16	$10,579	$9,936	$10,777	$10,684
12/31/16	$10,765	$9,950	$10,988	$10,908
1/31/17	$10,837	$9,969	$11,136	$11,013
2/28/17	$10,995	$10,036	$11,310	$11,191
3/31/17	$10,983	$10,031	$11,286	$11,171
4/30/17	$11,103	$10,109	$11,414	$11,294
5/31/17	$11,180	$10,186	$11,516	$11,402
6/30/17	$11,171	$10,176	$11,528	$11,413
7/31/17	$11,288	$10,220	$11,661	$11,540
8/31/17	$11,268	$10,312	$11,658	$11,507
9/30/17	$11,298	$10,263	$11,763	$11,586
10/31/17	$11,363	$10,268	$11,808	$11,643
11/30/17	$11,328	$10,255	$11,776	$11,631
12/31/17	$11,339	$10,302	$11,811	$11,660
1/31/18	$11,399	$10,184	$11,887	$11,761
2/28/18	$11,305	$10,087	$11,776	$11,663
3/31/18	$11,268	$10,152	$11,703	$11,607
4/30/18	$11,299	$10,076	$11,781	$11,660
5/31/18	$11,315	$10,148	$11,779	$11,677
6/30/18	$11,337	$10,136	$11,820	$11,711
7/31/18	$11,456	$10,138	$11,952	$11,859
8/31/18	$11,541	$10,203	$12,038	$11,978
9/30/18	$11,623	$10,138	$12,108	$12,041
10/31/18	$11,437	$10,058	$11,910	$11,829
11/30/18	$11,386	$10,118	$11,802	$11,772
12/31/18	$11,141	$10,304	$11,543	$11,488
1/31/19	$11,690	$10,413	$12,073	$12,103
2/28/19	$11,905	$10,407	$12,277	$12,302
3/31/19	$12,049	$10,607	$12,398	$12,433
4/30/19	$12,226	$10,609	$12,571	$12,619
5/31/19	$12,055	$10,798	$12,411	$12,438
6/30/19	$12,406	$10,933	$12,716	$12,790
7/31/19	$12,453	$10,957	$12,781	$12,862
8/31/19	$12,524	$11,241	$12,831	$12,929
9/30/19	$12,550	$11,181	$12,871	$12,958
10/31/19	$12,577	$11,215	$12,901	$13,024
11/30/19	$12,641	$11,209	$12,936	$13,082
12/31/19	$12,861	$11,202	$13,207	$13,340
1/31/20	$12,846	$11,417	$13,207	$13,321
2/29/20	$12,625	$11,623	$13,003	$13,081
3/31/20	$11,522	$11,554	$11,474	$11,743
4/30/20	$11,781	$11,760	$11,910	$11,992
5/31/20	$12,285	$11,814	$12,454	$12,568
6/30/20	$12,317	$11,889	$12,576	$12,628
7/31/20	$12,923	$12,066	$13,177	$13,310
8/31/20	$13,024	$11,969	$13,306	$13,417
9/30/20	$12,845	$11,962	$13,168	$13,225
10/31/20	$12,866	$11,909	$13,229	$13,267
11/30/20	$13,362	$12,026	$13,759	$13,801
12/31/20	$13,600	$12,042	$14,021	$14,047
1/31/21	$13,620	$11,956	$14,075	$14,095
2/28/21	$13,619	$11,784	$14,124	$14,114
3/31/21	$13,656	$11,636	$14,148	$14,143
4/30/21	$13,799	$11,728	$14,303	$14,305
5/31/21	$13,839	$11,767	$14,344	$14,347
6/30/21	$14,022	$11,849	$14,540	$14,555
7/31/21	$14,055	$11,982	$14,592	$14,609
8/31/21	$14,152	$11,959	$14,672	$14,710
9/30/21	$14,126	$11,855	$14,677	$14,682
10/31/21	$14,087	$11,852	$14,651	$14,653
11/30/21	$13,917	$11,887	$14,500	$14,470
12/31/21	$14,231	$11,857	$14,773	$14,815
1/31/22	$13,795	$11,601	$14,367	$14,356
2/28/22	$13,656	$11,472	$14,238	$14,222
3/31/22	$13,536	$11,153	$14,106	$14,102
4/30/22	$12,992	$10,730	$13,593	$13,523
5/31/22	$13,093	$10,799	$13,627	$13,653
6/30/22	$12,177	$10,630	$12,700	$12,631
7/31/22	$12,975	$10,889	$13,465	$13,497
8/31/22	$12,585	$10,582	$13,142	$13,094
9/30/22	$12,064	$10,125	$12,614	$12,513
10/31/22	$12,490	$9,993	$12,973	$12,967
11/30/22	$12,693	$10,361	$13,216	$13,197
12/31/22	$12,525	$10,314	$13,115	$13,024
1/31/23	$12,993	$10,632	$13,629	$13,571
2/28/23	$12,737	$10,357	$13,452	$13,288
3/31/23	$12,843	$10,620	$13,604	$13,407
4/30/23	$12,930	$10,684	$13,730	$13,510
5/31/23	$12,712	$10,568	$13,605	$13,283
6/30/23	$12,958	$10,530	$13,826	$13,565
7/31/23	$13,160	$10,523	$14,023	$13,798
8/31/23	$13,149	$10,456	$14,063	$13,787
9/30/23	$12,935	$10,190	$13,897	$13,564
10/31/23	$12,708	$10,029	$13,727	$13,335
11/30/23	$13,346	$10,483	$14,352	$14,013
12/31/23	$13,878	$10,884	$14,878	$14,580
1/31/24	$13,826	$10,855	$14,884	$14,556
2/29/24	$13,789	$10,701	$14,928	$14,516
3/31/24	$13,988	$10,800	$15,100	$14,725
4/30/24	$13,792	$10,527	$14,955	$14,513
5/31/24	$13,889	$10,706	$15,124	$14,624
6/30/24	$14,023	$10,807	$15,265	$14,774
7/31/24	$14,290	$11,059	$15,570	$15,077
8/31/24	$14,539	$11,218	$15,817	$15,346
9/30/24	$14,723	$11,369	$16,076	$15,543
10/31/24	$14,573	$11,087	$15,988	$15,379
11/30/24	$14,768	$11,204	$16,168	$15,590
12/31/24	$14,637	$11,021	$16,102	$15,459
1/31/25	$14,854	$11,079	$16,324	$15,691
2/28/25	$14,967	$11,323	$16,430	$15,816
3/31/25	$14,849	$11,327	$16,254	$15,686
4/30/25	$14,837	$11,372	$16,254	$15,674
5/31/25	$15,123	$11,290	$16,527	$15,979
6/30/25	$15,418	$11,464	$16,834	$16,255

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	9.95%	4.59%	4.83%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%
ICE BofA Merrill Lynch U.S. High Yield Index	10.28%	6.01%	5.84%
WisdomTree U.S. High Yield Corporate Bond Index	10.02%	5.18%	5.43%

Key Fund Statistics

  Total Net Assets$198,292,206
  # of Portfolio Holdings458
  Portfolio Turnover Rate66%
  Investment Advisory Fees Paid, Net$807,494

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%	2.9%
United Rentals North America, Inc., 3.88%, due 2/15/2031	0.5%
Tenneco, Inc., 8.00%, due 11/17/2028	0.6%
United Airlines, Inc., 4.63%, due 4/15/2029	0.6%
DaVita, Inc., 4.63%, due 6/1/2030	0.6%
Post Holdings, Inc., 4.50%, due 9/15/2031	0.5%
Sirius XM Radio LLC, 4.13%, due 7/1/2030	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 1/15/2030	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	19.2%
Communication Services	15.8%
Energy	15.4%
Industrials	10.5%
Financials	10.3%
Health Care	6.6%
Consumer Staples	5.3%
Real Estate	4.0%
Utilities	3.1%
Other Sectors	5.4%
Other Assets and Liabilities, Net	4.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Yield Corporate Bond Fund

Annual Shareholder Report - June 30, 2025

Ticker: QHY

QHY - 062025

WisdomTree U.S. Short-Term Corporate Bond Fund

Ticker: QSIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$19	0.18%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.07% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index, which returned 7.29% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from exposure within the Industrials sector, primarily due to positive security selection.

  Exposure to Financials weighed negatively on performance, however, mainly due to negative security selection effects.

  Utilities exposure exhibited a modestly positive effect on Fund performance due to positive allocation and security selection effects.

  Across credit rating groups, exposure to AA+, A, BBB- and BBB-rated bonds weighed negatively on performance due to poor security selection.

  AA, AA-, A+ and BBB-rated bonds exhibited positive performance effects due to strong allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance April 27, 2016 (inception) through June 30, 2025

	WisdomTree U.S. Short-Term Corporate Bond Fund $12,334	Bloomberg U.S. Aggregate Bond Index $11,464	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index $12,847	WisdomTree U.S. Short-term Quality Corporate Bond Index $12,755
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,014	$10,026	$10,020	$10,015
5/31/16	$9,997	$10,028	$10,018	$10,013
6/30/16	$10,066	$10,208	$10,111	$10,090
7/31/16	$10,101	$10,273	$10,154	$10,130
8/31/16	$10,096	$10,261	$10,158	$10,136
9/30/16	$10,097	$10,255	$10,168	$10,148
10/31/16	$10,084	$10,177	$10,159	$10,141
11/30/16	$10,013	$9,936	$10,060	$10,074
12/31/16	$10,027	$9,950	$10,080	$10,090
1/31/17	$10,055	$9,969	$10,118	$10,125
2/28/17	$10,092	$10,036	$10,166	$10,159
3/31/17	$10,097	$10,031	$10,177	$10,170
4/30/17	$10,134	$10,109	$10,225	$10,207
5/31/17	$10,170	$10,186	$10,271	$10,244
6/30/17	$10,169	$10,176	$10,272	$10,245
7/31/17	$10,216	$10,220	$10,327	$10,297
8/31/17	$10,239	$10,312	$10,362	$10,324
9/30/17	$10,234	$10,263	$10,352	$10,317
10/31/17	$10,239	$10,268	$10,364	$10,331
11/30/17	$10,206	$10,255	$10,333	$10,302
12/31/17	$10,222	$10,302	$10,346	$10,316
1/31/18	$10,184	$10,184	$10,303	$10,286
2/28/18	$10,151	$10,087	$10,263	$10,253
3/31/18	$10,153	$10,152	$10,265	$10,259
4/30/18	$10,156	$10,076	$10,255	$10,261
5/31/18	$10,197	$10,148	$10,300	$10,305
6/30/18	$10,188	$10,136	$10,291	$10,295
7/31/18	$10,214	$10,138	$10,320	$10,325
8/31/18	$10,263	$10,203	$10,373	$10,376
9/30/18	$10,260	$10,138	$10,368	$10,371
10/31/18	$10,250	$10,058	$10,357	$10,371
11/30/18	$10,252	$10,118	$10,361	$10,377
12/31/18	$10,332	$10,304	$10,450	$10,459
1/31/19	$10,435	$10,413	$10,560	$10,561
2/28/19	$10,467	$10,407	$10,606	$10,594
3/31/19	$10,566	$10,607	$10,724	$10,701
4/30/19	$10,595	$10,609	$10,765	$10,734
5/31/19	$10,658	$10,798	$10,843	$10,804
6/30/19	$10,743	$10,933	$10,954	$10,896
7/31/19	$10,753	$10,957	$10,970	$10,909
8/31/19	$10,847	$11,241	$11,086	$11,007
9/30/19	$10,854	$11,181	$11,089	$11,014
10/31/19	$10,901	$11,215	$11,145	$11,065
11/30/19	$10,908	$11,209	$11,152	$11,085
12/31/19	$10,947	$11,202	$11,197	$11,129
1/31/20	$11,033	$11,417	$11,299	$11,213
2/29/20	$11,102	$11,623	$11,381	$11,287
3/31/20	$10,745	$11,554	$10,931	$10,921
4/30/20	$11,027	$11,760	$11,265	$11,197
5/31/20	$11,164	$11,814	$11,438	$11,338
6/30/20	$11,253	$11,889	$11,569	$11,454
7/31/20	$11,319	$12,066	$11,669	$11,534
8/31/20	$11,336	$11,969	$11,705	$11,560
9/30/20	$11,322	$11,962	$11,695	$11,551
10/31/20	$11,335	$11,909	$11,717	$11,571
11/30/20	$11,392	$12,026	$11,789	$11,629
12/31/20	$11,425	$12,042	$11,836	$11,670
1/31/21	$11,420	$11,956	$11,836	$11,664
2/28/21	$11,400	$11,784	$11,802	$11,643
3/31/21	$11,355	$11,636	$11,773	$11,603
4/30/21	$11,405	$11,728	$11,826	$11,657
5/31/21	$11,445	$11,767	$11,871	$11,702
6/30/21	$11,431	$11,849	$11,864	$11,687
7/31/21	$11,467	$11,982	$11,905	$11,731
8/31/21	$11,458	$11,959	$11,903	$11,723
9/30/21	$11,432	$11,855	$11,877	$11,703
10/31/21	$11,372	$11,852	$11,821	$11,640
11/30/21	$11,343	$11,887	$11,800	$11,612
12/31/21	$11,351	$11,857	$11,796	$11,622
1/31/22	$11,216	$11,601	$11,658	$11,484
2/28/22	$11,135	$11,472	$11,551	$11,402
3/31/22	$10,937	$11,153	$11,305	$11,201
4/30/22	$10,781	$10,730	$11,152	$11,049
5/31/22	$10,872	$10,799	$11,221	$11,142
6/30/22	$10,725	$10,630	$11,090	$10,989
7/31/22	$10,895	$10,889	$11,234	$11,163
8/31/22	$10,759	$10,582	$11,117	$11,027
9/30/22	$10,521	$10,125	$10,865	$10,786
10/31/22	$10,496	$9,993	$10,825	$10,764
11/30/22	$10,722	$10,361	$11,051	$10,988
12/31/22	$10,708	$10,314	$11,075	$11,002
1/31/23	$10,884	$10,632	$11,253	$11,174
2/28/23	$10,744	$10,357	$11,125	$11,041
3/31/23	$10,891	$10,620	$11,265	$11,195
4/30/23	$10,968	$10,684	$11,348	$11,277
5/31/23	$10,918	$10,568	$11,308	$11,228
6/30/23	$10,896	$10,530	$11,278	$11,210
7/31/23	$10,966	$10,523	$11,358	$11,291
8/31/23	$10,973	$10,456	$11,377	$11,302
9/30/23	$10,918	$10,190	$11,324	$11,239
10/31/23	$10,915	$10,029	$11,314	$11,228
11/30/23	$11,152	$10,483	$11,563	$11,482
12/31/23	$11,356	$10,884	$11,773	$11,699
1/31/24	$11,403	$10,855	$11,833	$11,747
2/29/24	$11,342	$10,701	$11,778	$11,692
3/31/24	$11,418	$10,800	$11,853	$11,775
4/30/24	$11,344	$10,527	$11,784	$11,705
5/31/24	$11,455	$10,706	$11,907	$11,820
6/30/24	$11,520	$10,807	$11,974	$11,891
7/31/24	$11,698	$11,059	$12,165	$12,075
8/31/24	$11,825	$11,218	$12,296	$12,207
9/30/24	$11,943	$11,369	$12,424	$12,334
10/31/24	$11,842	$11,087	$12,317	$12,224
11/30/24	$11,914	$11,204	$12,388	$12,300
12/31/24	$11,891	$11,021	$12,377	$12,284
1/31/25	$11,956	$11,079	$12,452	$12,357
2/28/25	$12,065	$11,323	$12,573	$12,469
3/31/25	$12,115	$11,327	$12,623	$12,525
4/30/25	$12,194	$11,372	$12,705	$12,606
5/31/25	$12,217	$11,290	$12,727	$12,632
6/30/25	$12,334	$11,464	$12,847	$12,755

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	7.07%	1.85%	2.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index	7.29%	2.12%	2.77%
WisdomTree U.S. Short-term Quality Corporate Bond Index	7.27%	2.17%	2.69%

Key Fund Statistics

  Total Net Assets$48,768,300
  # of Portfolio Holdings487
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid, Net$84,578

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 1.73%, due 7/22/2027	1.1%
Morgan Stanley, 1.51%, due 7/20/2027	0.9%
Deutsche Bank AG, 6.72%, due 1/18/2029	0.8%
Bank of America Corp., 2.55%, due 2/4/2028	0.7%
L3Harris Technologies, Inc., 4.40%, due 6/15/2028	0.7%
Bank of America Corp., 3.71%, due 4/24/2028	0.6%
Elevance Health, Inc., 4.10%, due 3/1/2028	0.6%
Bank of America Corp., 5.20%, due 4/25/2029	0.6%
Philip Morris International, Inc., 4.88%, due 2/13/2029	0.6%
Truist Financial Corp., 1.27%, due 3/2/2027	0.6%

Sector Breakdown (% of Net Assets)

Financials	42.7%
Health Care	11.5%
Industrials	8.7%
Information Technology	7.7%
Utilities	7.1%
Energy	6.3%
Consumer Staples	5.4%
Communication Services	3.9%
Consumer Discretionary	3.9%
Materials	2.1%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Short-Term Corporate Bond Fund

Annual Shareholder Report - June 30, 2025

Ticker: QSIG

QSIG - 062025

(a)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $385,223 for the fiscal year ended June 30, 2025 and $372,809 for the fiscal year ended June 30, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended June 30, 2025 and $0 for the fiscal year ended June 30, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $304,902 for the fiscal year ended June 30, 2025 and $ 141,008 for the fiscal year ended June 30, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended June 30, 2025 and $0 for the fiscal year ended June 30, 2024.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be preapproved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $304,902 for the fiscal year ended June 30, 2025 and $ 141,008 for the fiscal year ended June 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)       Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e. June 30, 2025) is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

June 30, 2025

International Equity ETFs:

WisdomTree Dynamic International Equity Fund (DDWM)
(formerly, WisdomTree Dynamic Currency Hedged International Equity Fund)

WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
(formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund)

WisdomTree Emerging Markets ex-China Fund (XC)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (QIG)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

Efficient Core ETFs:

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 7.2%
Accent Group Ltd.	112,631	$102,969
AGL Energy Ltd.	51,498	328,380
ALS Ltd.	13,860	155,322
Ampol Ltd.	14,555	245,524
Ansell Ltd.	6,001	119,123
ANZ Group Holdings Ltd.	100,151	1,913,886
APA Group	101,854	545,348
ARB Corp. Ltd.	3,355	71,897
Aristocrat Leisure Ltd.	10,348	441,954
Aurizon Holdings Ltd.	92,277	183,235
Australian Clinical Labs Ltd.(d)	36,267	66,074
Bank of Queensland Ltd.	391	1,994
Bendigo & Adelaide Bank Ltd.	11,711	97,010
BHP Group Ltd.	189,517	4,564,349
BlueScope Steel Ltd.	16,249	246,093
Brambles Ltd.	48,009	736,856
Breville Group Ltd.	7,362	142,280
Brickworks Ltd.	8,689	195,885
CAR Group Ltd.	8,628	211,586
Centuria Capital Group	74,169	81,902
Challenger Ltd.	281	1,488
Charter Hall Group	20,639	259,559
Cleanaway Waste Management Ltd.	84,547	150,709
Cochlear Ltd.	728	143,329
Coles Group Ltd.	56,237	768,057
Commonwealth Bank of Australia	37,690	4,563,352
Computershare Ltd.	22,919	599,147
Corporate Travel Management Ltd.	14,044	127,472
Cromwell Property Group	560,628	124,919
Dalrymple Bay Infrastructure Ltd.	85,860	239,140
Dexus	39,957	174,136
Dicker Data Ltd.	8,016	42,394
Domino’s Pizza Enterprises Ltd.	3,982	50,287
Downer EDI Ltd.	23,314	96,409
Dyno Nobel Ltd.	46,553	82,068
Endeavour Group Ltd.	49,277	129,498
Evolution Mining Ltd.	34,567	176,471
EVT Ltd.	12,321	134,442
Flight Centre Travel Group Ltd.	10,358	84,716
Fortescue Ltd.	241,355	2,416,868
Glencore PLC*	203,610	791,292
Goodman Group	15,109	339,034
GPT Group	99,213	314,693
Growthpoint Properties Australia Ltd.	63,874	97,533
Hansen Technologies Ltd.	34,709	113,278
Harvey Norman Holdings Ltd.	60,820	210,054
Helia Group Ltd.	20,050	73,977
Helloworld Travel Ltd.	61,588	57,717
IDP Education Ltd.	2,022	4,863
Investments	Shares	Value
Iluka Resources Ltd.	46,955	$116,933
Inghams Group Ltd.	58,921	137,079
Insurance Australia Group Ltd.	25,856	153,011
IPH Ltd.	52,017	156,129
IVE Group Ltd.	71,492	134,935
JB Hi-Fi Ltd.	8,010	579,266
Jumbo Interactive Ltd.	11,905	76,459
Lottery Corp. Ltd.	91,803	320,669
Lovisa Holdings Ltd.	7,015	145,642
Macquarie Group Ltd.	5,720	857,418
Medibank Pvt Ltd.	1,037	3,432
Metcash Ltd.	58,319	149,438
Mirvac Group	123,710	178,361
Monadelphous Group Ltd.	12,990	149,488
Myer Holdings Ltd.	60,656	24,049
MyState Ltd.	253	698
National Australia Bank Ltd.	69,912	1,803,351
New Hope Corp. Ltd.	92,980	225,457
nib holdings Ltd.	2	9
Nick Scali Ltd.	11,673	139,305
Northern Star Resources Ltd.	22,889	278,256
NRW Holdings Ltd.	43,745	85,718
Orica Ltd.	15,056	192,307
Origin Energy Ltd.	121,508	859,211
Orora Ltd.	66,683	82,594
Premier Investments Ltd.	8,378	111,073
QBE Insurance Group Ltd.	23,730	363,749
Qube Holdings Ltd.	112,185	314,667
Ramelius Resources Ltd.	71,611	118,264
Ramsay Health Care Ltd.	418	10,051
REA Group Ltd.	1,972	310,797
Reece Ltd.	8,694	81,761
Rio Tinto Ltd.(a)	15,514	1,089,202
Rio Tinto PLC	63,143	3,673,112
Santos Ltd.	106,429	534,272
Scentre Group	267,599	624,321
SEEK Ltd.	9,033	142,371
SGH Ltd.	6,702	237,484
SmartGroup Corp. Ltd.	16,337	78,907
Sonic Healthcare Ltd.	21,904	384,565
Stanmore Resources Ltd.	65,652	80,457
Steadfast Group Ltd.	365	1,438
Stockland	125,523	440,922
Suncorp Group Ltd.	15,874	224,809
Super Retail Group Ltd.	18,294	170,723
Telstra Group Ltd.	571,612	1,813,093
TPG Telecom Ltd.	118,092	412,497
Transurban Group	75,488	691,605
Ventia Services Group Pty. Ltd.	76,487	259,651
Vicinity Ltd.	252,484	408,700
Viva Energy Group Ltd.(b)	52,637	74,511

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Waypoint REIT Ltd.	68,237	$110,009
Wesfarmers Ltd.	40,173	2,231,245
Westpac Banking Corp.	98,166	2,178,319
Whitehaven Coal Ltd.	26,983	96,020
WiseTech Global Ltd.	2,355	168,271
Woolworths Group Ltd.	33,260	678,103
Worley Ltd.	21,009	180,089
Total Australia		47,962,842
Austria – 0.7%
ANDRITZ AG	5,072	375,682
BAWAG Group AG*(b)	1,987	252,836
CA Immobilien Anlagen AG	5,299	150,903
Erste Group Bank AG	16,096	1,366,056
Kontron AG	4,743	139,189
Mondi PLC	25,646	418,038
Oesterreichische Post AG	4,650	165,117
Schoeller-Bleckmann Oilfield Equipment AG	3,396	120,190
Telekom Austria AG	32,659	369,950
UNIQA Insurance Group AG	333	4,495
Verbund AG	5,240	400,736
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,403	123,267
voestalpine AG	8,295	232,716
Wienerberger AG	5,240	194,494
Total Austria		4,313,669
Belgium – 0.9%
Ackermans & van Haaren NV	625	159,203
Aedifica SA	2,020	156,616
Ageas SA	5,589	376,253
Anheuser-Busch InBev SA	19,342	1,322,316
Azelis Group NV	4,740	75,282
Barco NV	8,709	126,459
Bekaert SA	4,327	178,028
Cofinimmo SA	2,406	218,035
Colruyt Group NV	5,630	242,674
D’ieteren Group	1,332	285,195
Elia Group SA	1,341	153,871
KBC Group NV	13,637	1,403,242
Melexis NV	1,590	134,662
Shurgard Self Storage Ltd.	1,666	72,358
Solvay SA	6,640	228,687
Syensqo SA	1,999	153,650
Tessenderlo Group SA	2,122	63,020
UCB SA	1,617	316,890
Warehouses De Pauw CVA	14,704	357,288
Xior Student Housing NV(d)	3,317	119,730
Total Belgium		6,143,459
Brazil – 0.0%
Yara International ASA	3,956	145,423
Canada – 0.0%
Champion Iron Ltd.	27,665	75,603
Investments	Shares	Value
Chile – 0.1%
Antofagasta PLC	20,268	$502,575
China – 0.6%
BOC Hong Kong Holdings Ltd.	522,500	2,269,713
Health & Happiness H&H International Holdings Ltd.	26,500	38,552
KLN Logistics Group Ltd.	41,000	39,642
Prosus NV*	14,310	797,391
Shangri-La Asia Ltd.	4,000	2,176
VSTECS Holdings Ltd.	92,000	91,062
Wilmar International Ltd.	197,000	443,913
Total China		3,682,449
Denmark – 0.9%
Alm Brand AS	40,644	108,200
Carlsberg AS, Class B	2,626	370,775
Coloplast AS, Class B	3,356	317,658
Danske Bank AS	28,589	1,161,858
DSV AS	1,345	322,082
H Lundbeck AS	25,939	148,391
ISS AS	4,624	128,481
Novo Nordisk AS, Class B	32,918	2,276,779
Novonesis Novozymes, Class B	4,964	354,661
Pandora AS	2,008	351,316
ROCKWOOL AS, Class B	3,264	152,215
Sydbank AS	1,584	117,084
Tryg AS	6,011	154,725
Total Denmark		5,964,225
Faroe Islands – 0.0%
Bakkafrost P/F	1,709	76,637
Finland – 1.8%
Aktia Bank OYJ	44	501
Anora Group OYJ	22,218	83,588
Elisa OYJ	9,348	516,616
Fortum OYJ	52,620	981,493
Hiab OYJ, Class B	1,702	102,692
Huhtamaki OYJ	4,958	176,228
Kemira OYJ	7,601	175,504
Kesko OYJ, Class B	14,241	350,050
Kone OYJ, Class B	17,264	1,132,427
Konecranes OYJ	3,638	287,616
Lassila & Tikanoja OYJ	10,988	122,920
Metso OYJ	32,903	424,082
Nokia OYJ	149,751	774,509
Nokian Renkaat OYJ(a)	13,033	93,935
Nordea Bank Abp	286,756	4,244,632
Orion OYJ, Class B	3,731	279,640
Outokumpu OYJ	51,833	213,076
Puuilo OYJ	15,947	244,288
Sampo OYJ, Class A	2,387	25,582
Sanoma OYJ	18,267	212,497
Talenom OYJ	16,979	78,328

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
TietoEVRY OYJ	10,024	$189,443
Tokmanni Group Corp.	10,044	124,386
UPM-Kymmene OYJ	15,035	408,747
Valmet OYJ	9,706	299,304
Wartsila OYJ Abp	12,019	282,734
Total Finland		11,824,818
France – 9.9%
Accor SA	7,017	365,142
Aeroports de Paris SA	3,061	382,311
Air Liquide SA	11,219	2,306,492
Airbus SE	8,050	1,675,016
Alten SA	690	60,301
Amundi SA(b)	2,714	218,866
Antin Infrastructure Partners SA	5,298	71,395
Arkema SA	2,061	151,327
AXA SA	122,952	6,014,112
BioMerieux	1,338	184,390
Bollore SE	41,988	262,703
Bouygues SA	17,134	772,329
Bureau Veritas SA	17,311	588,075
Capgemini SE	2,612	444,737
Carrefour SA	23,388	328,624
Cie de Saint-Gobain SA	12,975	1,517,587
Cie des Alpes	6,712	162,305
Cie Generale des Etablissements Michelin SCA	32,663	1,209,289
Coface SA	10,979	209,940
Covivio SA	6,930	435,617
Credit Agricole SA	211,362	3,985,842
Danone SA	18,589	1,513,483
Dassault Aviation SA	1,339	471,850
Dassault Systemes SE	9,063	326,924
Edenred SE	1,733	53,481
Eiffage SA	3,589	502,394
Elis SA	6,680	190,858
Engie SA	258,617	6,048,780
EssilorLuxottica SA	6,456	1,765,003
Etablissements Maurel & Prom SA	17,680	100,240
FDJ UNITED(b)	9,751	381,159
Gaztransport & Technigaz SA	2,300	454,115
Getlink SE	24,198	465,555
Hermes International SCA	657	1,773,033
Imerys SA	4,589	150,507
Interparfums SA	2,540	98,440
Ipsen SA	1,331	157,958
IPSOS SA	2,911	155,477
Klepierre SA	20,357	799,084
Legrand SA	5,694	758,622
L’Oreal SA	7,616	3,246,128
LVMH Moet Hennessy Louis Vuitton SE	8,004	4,177,235
Manitou BF SA	6,045	148,305
Mersen SA	4,362	113,159
Metropole Television SA	13,553	209,047
Investments	Shares	Value
Nexans SA	932	$121,328
Opmobility	13,715	174,839
Orange SA	139,377	2,112,992
Pernod Ricard SA	7,991	793,567
Publicis Groupe SA	7,712	866,165
Renault SA	12,327	566,213
Rexel SA	17,701	543,145
Rubis SCA	10,297	331,429
Safran SA	5,261	1,703,854
SEB SA	1,701	159,937
Societe BIC SA	2,060	127,677
Societe Generale SA	3,736	212,916
Sopra Steria Group	695	168,713
SPIE SA	5,738	321,286
Technip Energies NV	5,597	234,813
Thales SA	3,740	1,095,793
TotalEnergies SE	96,186	5,882,501
Valeo SE	14,972	163,271
Veolia Environnement SA	24,657	875,544
Verallia SA(b)	9,620	318,447
Vicat SACA	3,967	273,812
Vinci SA	20,535	3,015,535
Wendel SE	8	841
Total France		65,471,855
Georgia – 0.0%
Lion Finance Group PLC	1,279	124,090
TBC Bank Group PLC	1,034	65,746
Total Georgia		189,836
Germany – 6.9%
7C Solarparken AG*	59,287	123,877
adidas AG	1,253	291,151
AIXTRON SE	5,384	98,529
Allianz SE, Registered Shares	17,615	7,115,079
Aurubis AG	1,282	132,881
Bechtle AG	2,042	95,353
Beiersdorf AG	1,292	161,671
Bilfinger SE	1,957	187,568
Brenntag SE	5,054	333,414
Cancom SE	3,356	110,501
Commerzbank AG	8,317	261,451
Continental AG	5,984	520,502
CTS Eventim AG & Co. KGaA	2,367	292,854
Daimler Truck Holding AG	33,550	1,582,001
Dermapharm Holding SE	1,582	64,439
Deutsche Bank AG, Registered Shares	18,954	560,011
Deutsche Boerse AG	1,363	443,028
Deutsche Lufthansa AG, Registered Shares	54,821	462,045
Deutsche Post AG, Registered Shares	44,360	2,041,742
Deutsche Telekom AG, Registered Shares	162,198	5,896,565
DWS Group GmbH & Co. KGaA(b)	2,996	176,546
E.ON SE	119,570	2,193,081

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Evonik Industries AG	30,972	$636,238
Fielmann Group AG	2,623	174,580
Freenet AG	8,956	290,579
GEA Group AG	5,742	400,371
Gerresheimer AG	739	41,535
Hannover Rueck SE	1,974	619,150
Heidelberg Materials AG	6,915	1,618,969
Henkel AG & Co. KGaA	7,702	556,021
HochTief AG	3,266	641,393
Hugo Boss AG	3,006	138,568
KION Group AG	2,997	166,192
Knorr-Bremse AG	4,573	440,446
Krones AG	1,065	175,021
Lanxess AG	3,308	98,087
LEG Immobilien SE	1,740	153,902
Merck KGaA	676	87,287
MTU Aero Engines AG	606	268,322
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,315	2,142,556
RENK Group AG	3,636	289,634
Rheinmetall AG	431	909,155
RWE AG	19,961	830,168
SAF-Holland SE	5,620	112,809
SAP SE	10,365	3,140,898
Siemens AG, Registered Shares	16,698	4,266,144
Siemens Healthineers AG(b)	15,381	849,667
Sirius Real Estate Ltd.	297,239	397,138
Sixt SE	2,581	250,708
Softwareone Holding AG	9,562	94,899
Stroeer SE & Co. KGaA	2,026	121,051
Suedzucker AG	31,625	413,921
Symrise AG	706	73,874
Talanx AG	4,290	553,436
Traton SE	21,233	685,918
Vonovia SE	22,357	784,951
Wacker Neuson SE	10,678	304,585
Total Germany		45,872,462
Hong Kong – 2.6%
AIA Group Ltd.	129,600	1,162,273
Bank of East Asia Ltd.	949	1,463
Cafe de Coral Holdings Ltd.	8,000	7,052
Cathay Pacific Airways Ltd.	628,000	856,000
CK Asset Holdings Ltd.	168,000	740,484
CK Infrastructure Holdings Ltd.	131,000	866,936
CLP Holdings Ltd.	149,000	1,254,637
CTF Services Ltd.	310,000	294,599
Dah Sing Banking Group Ltd.	114,400	132,471
DFI Retail Group Holdings Ltd., Registered Shares	74,600	205,896
Hang Lung Group Ltd.	85,000	147,911
Hang Seng Bank Ltd.	42,200	632,194
HKT Trust & HKT Ltd.	582,000	868,922
Investments	Shares	Value
Hong Kong & China Gas Co. Ltd.	745,816	$626,105
Hong Kong Exchanges & Clearing Ltd.	8,259	440,620
Hongkong Land Holdings Ltd.	98,300	567,191
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,456,000	189,187
Jardine Matheson Holdings Ltd.	10,000	480,600
Johnson Electric Holdings Ltd.	116,000	319,185
Link REIT	129,731	692,450
Luk Fook Holdings International Ltd.	38,000	97,057
Man Wah Holdings Ltd.	232,400	127,598
MTR Corp. Ltd.	189,143	679,469
Nissin Foods Co. Ltd.	282,000	249,669
Pacific Basin Shipping Ltd.	347,000	89,292
PCCW Ltd.	603,000	409,426
Power Assets Holdings Ltd.	131,000	841,904
Prudential PLC	11,688	146,168
SmarTone Telecommunications Holdings Ltd.	336,500	189,040
Stella International Holdings Ltd.	140,500	259,522
Sun Hung Kai Properties Ltd.	126,500	1,451,124
SUNeVision Holdings Ltd.	260,000	250,395
Swire Pacific Ltd., Class B	95,000	134,573
Swire Pacific Ltd., Class A	28,000	239,873
Tam Jai International Co. Ltd.	347,000	68,516
Techtronic Industries Co. Ltd.	14,500	159,408
United Laboratories International Holdings Ltd.	70,000	133,936
VTech Holdings Ltd.	32,900	238,682
WH Group Ltd.(b)	520,500	500,608
Wharf Real Estate Investment Co. Ltd.	81,000	229,070
Total Hong Kong		16,981,506
Indonesia – 0.1%
Bumitama Agri Ltd.	291,300	174,965
First Pacific Co. Ltd.	244,000	172,821
First Resources Ltd.	92,200	106,414
Nickel Industries Ltd.	150,711	68,644
Total Indonesia		522,844
Ireland – 0.2%
AIB Group PLC	47,825	392,133
Bank of Ireland Group PLC	289	4,100
C&C Group PLC	53,334	118,984
Cairn Homes PLC	39,997	100,709
Dalata Hotel Group PLC	21,239	160,808
Glanbia PLC	5,626	82,551
Kerry Group PLC, Class A	2,964	326,183
Kingspan Group PLC	1,734	146,960
Total Ireland		1,332,428
Israel – 0.7%
Amot Investments Ltd.	20,890	141,500
Azrieli Group Ltd.	3,693	339,635
Bank Hapoalim BM	14,346	275,290
Bank Leumi Le-Israel BM	16,897	314,206
Bezeq The Israeli Telecommunication Corp. Ltd.	151,577	258,817
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Camtek Ltd.*	1,013	$87,357
Delek Group Ltd.^	1	149
Energix-Renewable Energies Ltd.	29,679	109,638
FIBI Holdings Ltd.	26	1,937
First International Bank of Israel Ltd.	48	3,474
Fox Wizel Ltd.	1,609	161,115
Gav-Yam Lands Corp. Ltd.	7,954	87,039
Harel Insurance Investments & Financial Services Ltd.	5,227	146,403
ICL Group Ltd.	44,338	304,013
Israel Discount Bank Ltd., Class A	923	9,199
Isramco Negev 2 LP	198,320	135,394
Matrix IT Ltd.	2,599	90,454
Mediterranean Towers Ltd.	51,987	192,973
Mega Or Holdings Ltd.	6,946	324,456
Mivne Real Estate KD Ltd.	339	1,270
Mizrahi Tefahot Bank Ltd.	60	3,911
Newmed Energy LP	75,608	371,810
Oil Refineries Ltd.	580,120	156,421
One Software Technologies Ltd.	10,058	259,253
Phoenix Financial Ltd.	78	2,257
Plus500 Ltd.	3,597	167,394
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,936	283,443
Ratio Energies Finance LP	108,499	155,910
Sisram Medical Ltd.(b)	159,200	88,219
Strauss Group Ltd.	10,311	282,768
Total Israel		4,755,705
Italy – 5.5%
A2A SpA	174,701	468,591
ACEA SpA	14,251	343,604
Alerion Cleanpower SpA	4,400	90,386
Arnoldo Mondadori Editore SpA	6,341	16,003
Azimut Holding SpA	5,075	161,919
Banca Generali SpA	4,241	234,876
Banca Mediolanum SpA	19,915	341,775
Banca Popolare di Sondrio SpA	19,934	276,114
Banco BPM SpA	43,830	509,971
BPER Banca SpA	26,868	243,355
Brembo NV	10,551	100,569
Brunello Cucinelli SpA	1,255	152,032
Buzzi SpA	4,015	221,794
Coca-Cola HBC AG*	12,582	655,876
Credito Emiliano SpA	14,220	209,319
De’ Longhi SpA	4,256	142,383
DiaSorin SpA	663	70,713
Enav SpA(b)	47,534	218,839
Enel SpA	694,046	6,563,268
Eni SpA	159,686	2,579,275
ERG SpA	4,247	92,528
Ferrari NV	1,318	643,762
Ferretti SpA(a)	25,914	85,417
Investments	Shares	Value
FinecoBank Banca Fineco SpA	5,953	$131,618
Generali	43,893	1,556,533
Hera SpA	61,286	295,100
Infrastrutture Wireless Italiane SpA(b)	21,901	266,854
Intesa Sanpaolo SpA	1,378,382	7,914,510
Iren SpA	85,926	264,264
Italgas SpA(a)	74,823	632,383
Leonardo SpA	8,584	481,447
Maire SpA	19,272	253,597
MARR SpA	8,634	98,310
Mediobanca Banca di Credito Finanziario SpA(a)	24,942	577,804
MFE-MediaForEurope NV, Class A	32,354	110,518
Moncler SpA	4,944	280,832
Piaggio & C SpA(a)	27,710	61,151
Poste Italiane SpA(b)	57,329	1,227,472
PRADA SpA	40,600	251,875
Prysmian SpA	5,686	400,738
RAI Way SpA(b)	29,899	213,389
Recordati Industria Chimica & Farmaceutica SpA	4,922	308,529
Rizzoli Corriere Della Sera Mediagroup SpA	134,607	158,640
Snam SpA	137,535	830,152
Technogym SpA(b)	18,928	270,401
Terna – Rete Elettrica Nazionale	42,952	439,958
UniCredit SpA	72,031	4,811,943
Unipol Assicurazioni SpA	17,438	344,401
Zignago Vetro SpA	5,905	58,017
Total Italy		36,662,805
Japan – 19.9%
ABC-Mart, Inc.	4,500	92,277
ADEKA Corp.	3,400	64,919
Advan Group Co. Ltd.	25,100	142,664
Advantest Corp.	3,700	272,931
Aeon Co. Ltd.	10,255	313,802
Aeon Hokkaido Corp.	24,000	147,710
Aica Kogyo Co. Ltd.	1,300	32,382
Aida Engineering Ltd.	33,400	210,419
Air Water, Inc.	5,400	80,489
Airport Facilities Co. Ltd.	32,000	177,009
AIT Corp.	10,500	128,810
Ajinomoto Co., Inc.	12,200	330,159
Alfresa Holdings Corp.	5,700	77,798
Alinco, Inc.	21,500	153,757
Alps Alpine Co. Ltd.	13,500	145,098
Amada Co. Ltd.	25,300	275,954
Amano Corp.	4,900	152,110
ANA Holdings, Inc.	3,700	72,299
Anritsu Corp.	12,100	156,480
Aoyama Trading Co. Ltd.	9,200	139,486
Arcs Co. Ltd.	4,100	84,813
Asahi Diamond Industrial Co. Ltd.	25,800	127,888
Asahi Group Holdings Ltd.	33,700	449,699

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Asahi Intecc Co. Ltd.	2,600	$41,103
Asahi Kasei Corp.	40,492	287,897
Asanuma Corp.	32,800	170,534
Asics Corp.	8,600	219,101
Autobacs Seven Co. Ltd.	23,600	234,456
Axial Retailing, Inc.	29,300	228,201
Azbil Corp.	26,600	252,290
AZ-COM MARUWA Holdings, Inc.	22,200	156,919
Bandai Namco Holdings, Inc.	11,000	393,790
BayCurrent, Inc.	2,400	123,286
Belluna Co. Ltd.	28,400	174,790
BIPROGY, Inc.	3,200	133,499
Bridgestone Corp.	26,200	1,070,165
Brother Industries Ltd.	9,800	169,004
Business Brain Showa-Ota, Inc.	5,700	101,179
Canon Marketing Japan, Inc.	4,900	179,486
Canon, Inc.	34,000	986,022
Capcom Co. Ltd.	8,500	290,287
Casio Computer Co. Ltd.	25,800	196,476
Cawachi Ltd.	5,800	110,864
Charm Care Corp. KK	9,700	87,031
Chubu Electric Power Co., Inc.	27,200	335,375
Chugai Pharmaceutical Co. Ltd.	23,100	1,203,417
Chugoku Electric Power Co., Inc.	27,900	137,718
Citizen Watch Co. Ltd.	25,600	151,532
Cleanup Corp.	34,400	161,706
Coca-Cola Bottlers Japan Holdings, Inc.	7,500	120,747
COMSYS Holdings Corp.	4,100	94,747
Concordia Financial Group Ltd.	14,100	91,485
Cosmo Energy Holdings Co. Ltd.	3,400	145,396
Create SD Holdings Co. Ltd.	2,600	57,690
CyberAgent, Inc.	12,700	145,072
Dai Nippon Printing Co. Ltd.	8,600	130,389
Dai Nippon Toryo Co. Ltd.	7,700	63,383
Daicel Corp.	25,700	215,197
Daido Steel Co. Ltd.	24,900	171,643
Daifuku Co. Ltd.	7,300	188,103
Dai-ichi Life Holdings, Inc.	54,300	412,010
Daiichi Sankyo Co. Ltd.	22,700	528,821
Daiichikosho Co. Ltd.	5,600	62,942
Daiki Aluminium Industry Co. Ltd.	30,900	207,505
Daikin Industries Ltd.	3,100	365,381
Daikyonishikawa Corp.	34,400	154,085
Daio Paper Corp.	25,100	138,841
Daito Trust Construction Co. Ltd.	1,700	184,482
Daiwa House Industry Co. Ltd.	25,600	877,998
Daiwa Securities Group, Inc.	28,400	201,432
Denka Co. Ltd.	3,500	47,977
DIC Corp.	3,800	76,305
Dip Corp.	5,000	78,923
Disco Corp.	900	265,617
DMG Mori Co. Ltd.	7,000	160,843
Investments	Shares	Value
Doutor Nichires Holdings Co. Ltd.	6,800	$123,529
DTS Corp.	3,000	107,376
East Japan Railway Co.	25,300	544,376
Ebara Corp.	9,900	190,399
Electric Power Development Co. Ltd.	5,500	93,517
EM Systems Co. Ltd.	25,800	129,138
ENEOS Holdings, Inc.	93,100	460,908
ES-Con Japan Ltd.	25,400	174,263
Exedy Corp.	3,800	108,650
EXEO Group, Inc.	25,200	320,310
Fast Retailing Co. Ltd.	1,900	651,376
France Bed Holdings Co. Ltd.	5,500	48,586
Fuji Corp. Ltd.	8,400	39,719
Fuji Electric Co. Ltd.	2,100	96,739
Fuji Kyuko Co. Ltd.	8,900	128,344
Fujicco Co. Ltd.	25,200	278,091
FUJIFILM Holdings Corp.	13,200	287,129
Fujikura Composites, Inc.	5,400	55,890
Fujikura Ltd.	6,900	361,659
Fujimi, Inc.	5,100	72,239
Fujitsu Ltd.	26,100	635,131
Fujiya Co. Ltd.	7,300	121,191
Fukui Computer Holdings, Inc.	6,500	134,189
FULLCAST Holdings Co. Ltd.	9,700	114,497
Funai Soken Holdings, Inc.	4,000	67,181
Futaba Industrial Co. Ltd.	25,900	143,625
Gecoss Corp.	24,800	207,060
GLOBERIDE, Inc.	8,000	117,138
Glory Ltd.	7,500	174,617
Godo Steel Ltd.	3,400	88,269
Goldwin, Inc.	900	50,575
Grandy House Corp.	30,000	111,530
G-Tekt Corp.	5,300	64,908
Gunma Bank Ltd.	6,300	52,796
Gunze Ltd.	3,400	84,032
Hagiwara Electric Holdings Co. Ltd.	5,200	118,080
Hakuhodo DY Holdings, Inc.	7,800	64,557
Hakuto Co. Ltd.	4,200	107,003
Hankyu Hanshin Holdings, Inc.	3,800	103,126
Harima Chemicals Group, Inc.	25,200	137,999
Haseko Corp.	12,800	191,719
Hazama Ando Corp.	22,200	223,007
Heiwado Co. Ltd.	3,200	62,695
Hirogin Holdings, Inc.	28,200	235,643
Hitachi Construction Machinery Co. Ltd.	9,200	273,876
Hitachi Ltd.	58,400	1,700,107
Hokkaido Gas Co. Ltd.	26,900	110,621
Hokuto Corp.	5,100	63,483
Honda Motor Co. Ltd.	208,800	2,015,796
Hoosiers Holdings Co. Ltd.	14,800	127,462
Horiba Ltd.	1,800	140,254
Hoshizaki Corp.	3,800	130,907

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
House Foods Group, Inc.	3,100	$60,146
Hoya Corp.	1,500	178,147
HU Group Holdings, Inc.	8,500	187,542
Hulic Co. Ltd.(a)	8,500	85,474
Hyakujushi Bank Ltd.	1,500	43,459
Ichibanya Co. Ltd.	25,100	160,388
Idemitsu Kosan Co. Ltd.	39,500	239,278
IHI Corp.	2,300	249,036
Inaba Denki Sangyo Co. Ltd.	6,300	172,629
Innotech Corp.	6,600	64,700
Inpex Corp.	42,500	595,815
Internet Initiative Japan, Inc.	5,600	110,220
Isetan Mitsukoshi Holdings Ltd.	10,100	153,760
Ishihara Sangyo Kaisha Ltd.	19,500	274,184
Isuzu Motors Ltd.	32,300	409,326
Ito En Ltd.	2,800	63,310
ITOCHU Corp.	32,400	1,694,862
Itochu Enex Co. Ltd.	4,400	52,576
Itoham Yonekyu Holdings, Inc.	4,760	161,473
J Front Retailing Co. Ltd.	8,700	118,233
JAC Recruitment Co. Ltd.	27,400	192,158
Japan Airlines Co. Ltd.	14,700	299,353
Japan Airport Terminal Co. Ltd.	2,300	73,325
Japan Exchange Group, Inc.	5,200	52,578
Japan Lifeline Co. Ltd.	6,200	64,170
Japan Tobacco, Inc.(a)	93,400	2,746,812
Japan Wool Textile Co. Ltd.	5,400	54,432
JCU Corp.	2,400	55,163
JDC Corp.	44,700	147,613
JFE Holdings, Inc.	30,400	352,943
JSP Corp.	4,700	61,335
JTEKT Corp.	27,300	224,531
Kagome Co. Ltd.	4,500	89,427
Kakaku.com, Inc.	7,400	137,195
Kameda Seika Co. Ltd.	3,800	105,362
Kamigumi Co. Ltd.	6,500	180,314
Kaneka Corp.	2,400	66,129
Kanematsu Corp.	10,200	193,803
Kansai Electric Power Co., Inc.	21,515	254,555
Kansai Paint Co. Ltd.	6,400	87,618
Kao Corp.	7,200	321,855
Kawasaki Heavy Industries Ltd.	3,900	294,299
KDDI Corp.	101,600	1,744,387
Keihan Holdings Co. Ltd.	2,500	52,857
Keikyu Corp.	7,700	80,148
Keio Corp.	3,500	84,953
Keisei Electric Railway Co. Ltd.	9,800	91,694
Kewpie Corp.	3,500	81,682
Keyence Corp.	1,130	452,485
KH Neochem Co. Ltd.	6,100	106,674
Kikkoman Corp.	19,700	182,482
Kintetsu Group Holdings Co. Ltd.	5,300	100,170
Investments	Shares	Value
Kirin Holdings Co. Ltd.	27,300	$381,684
Ki-Star Real Estate Co. Ltd.	3,000	96,057
Kobayashi Pharmaceutical Co. Ltd.(a)	2,300	85,873
Kobe Steel Ltd.	27,900	304,023
Koei Tecmo Holdings Co. Ltd.	11,300	184,311
Kokuyo Co. Ltd.	29,000	165,995
Komatsu Ltd.	35,600	1,167,484
Konami Group Corp.	2,000	315,899
Kose Corp.	2,100	82,331
Krosaki Harima Corp.	6,300	144,802
K’s Holdings Corp.	5,700	57,811
KU Holdings Co. Ltd.	24,000	187,919
Kubota Corp.	27,600	309,926
Kumiai Chemical Industry Co. Ltd.	25,500	140,877
Kuraray Co. Ltd.	10,500	133,390
Kureha Corp.	5,400	117,574
KYB Corp.	4,600	95,029
Kyoei Steel Ltd.	5,100	72,592
Kyokuto Boeki Kaisha Ltd.	6,300	66,600
Kyorin Pharmaceutical Co. Ltd.	3,200	33,585
Kyowa Kirin Co. Ltd.	11,500	196,291
Kyudenko Corp.	2,500	103,344
Kyushu Electric Power Co., Inc.	22,000	196,095
Kyushu Railway Co.	7,500	193,465
Lasertec Corp.	1,100	147,814
Life Corp.	8,000	122,510
Lintec Corp.	4,400	90,074
Lixil Corp.	25,500	294,465
LY Corp.	107,800	395,840
Macnica Holdings, Inc.	9,100	122,283
Makita Corp.	5,100	157,225
Mandom Corp.	25,600	249,363
Mani, Inc.	10,100	86,355
Marubeni Corp.	62,400	1,258,411
Maruha Nichiro Corp.	5,200	109,728
Marvelous, Inc.	59,200	208,611
Matching Service Japan Co. Ltd.	28,100	180,726
MatsukiyoCocokara & Co.	11,200	230,094
Max Co. Ltd.	3,900	125,684
Mazda Motor Corp.	31,800	191,401
Mebuki Financial Group, Inc.	29,600	154,327
Medipal Holdings Corp.	4,300	69,570
MEIJI Holdings Co. Ltd.	6,100	134,589
MEITEC Group Holdings, Inc.	4,100	90,149
Meiwa Corp.	35,700	171,277
Milbon Co. Ltd.	2,800	46,949
Mirarth Holdings, Inc.	34,900	90,847
Miroku Jyoho Service Co. Ltd.	12,000	149,039
MISUMI Group, Inc.	6,900	92,242
Mitsubishi Chemical Group Corp.	40,400	212,006
Mitsubishi Corp.	107,300	2,145,331
Mitsubishi Electric Corp.	41,700	898,118

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Mitsubishi Estate Co. Ltd.	26,500	$495,895
Mitsubishi Gas Chemical Co., Inc.	7,900	121,170
Mitsubishi Heavy Industries Ltd.	36,000	899,720
Mitsubishi Logistics Corp.	27,600	225,948
Mitsubishi Materials Corp.	5,700	89,992
Mitsubishi Motors Corp.	60,400	170,815
Mitsubishi Research Institute, Inc.	3,100	98,293
Mitsubishi Shokuhin Co. Ltd.	2,000	87,646
Mitsubishi UFJ Financial Group, Inc.	239,100	3,282,463
Mitsuboshi Belting Ltd.	2,800	66,586
Mitsui Chemicals, Inc.	6,700	154,692
Mitsui Fudosan Co. Ltd.	64,900	626,782
Miura Co. Ltd.	3,500	70,342
Mizuho Financial Group, Inc.	40,750	1,126,482
Mizuho Medy Co. Ltd.	3,400	34,013
Mochida Pharmaceutical Co. Ltd.	3,000	61,581
MonotaRO Co. Ltd.	7,200	141,812
Moriroku Co. Ltd.	7,500	120,305
Morito Co. Ltd.	5,000	47,804
MS&AD Insurance Group Holdings, Inc.	26,300	588,106
Murata Manufacturing Co. Ltd.	35,000	521,929
Nagaileben Co. Ltd.	7,100	105,484
Nagase & Co. Ltd.	5,200	100,062
Nagoya Railroad Co. Ltd.	5,200	58,698
Nakayama Steel Works Ltd.	28,600	123,155
Nankai Electric Railway Co. Ltd.	4,900	73,952
NEC Corp.	14,000	408,917
NH Foods Ltd.	3,000	103,680
NHK Spring Co. Ltd.	7,800	84,915
Nichias Corp.	3,600	137,675
Nichicon Corp.	8,500	69,968
Nichirei Corp.	7,100	92,655
NIDEC Corp.	19,000	368,964
Nifco, Inc.	2,400	56,824
Nihon Flush Co. Ltd.	34,000	192,073
Nihon Kohden Corp.	2,900	34,452
Nikkiso Co. Ltd.	25,100	222,945
Nikkon Holdings Co. Ltd.	26,100	579,839
Nikon Corp.	11,200	114,756
Nintendo Co. Ltd.	28,900	2,777,057
Nippn Corp.	7,000	103,174
Nippon Ceramic Co. Ltd.	4,300	83,532
Nippon Electric Glass Co. Ltd.	2,600	61,668
Nippon Gas Co. Ltd.	5,900	108,283
Nippon Light Metal Holdings Co. Ltd.	7,100	80,071
Nippon Paint Holdings Co. Ltd.	38,000	305,168
Nippon Paper Industries Co. Ltd.	7,000	50,303
Nippon Road Co. Ltd.	8,400	145,849
Nippon Sanso Holdings Corp.	4,500	170,193
Nippon Shinyaku Co. Ltd.	2,700	58,806
Nippon Shokubai Co. Ltd.	5,600	63,736
Nippon Signal Co. Ltd.	31,100	232,101
Investments	Shares	Value
Nippon Soda Co. Ltd.	3,800	$79,844
Nippon Steel Corp.	38,500	728,447
Nippon Thompson Co. Ltd.	36,400	134,567
Nishimatsu Construction Co. Ltd.	3,200	106,338
Nishi-Nippon Railroad Co. Ltd.	4,600	64,791
Nissan Chemical Corp.	3,200	97,499
Nisshin Seifun Group, Inc.	5,600	66,780
Nissin Foods Holdings Co. Ltd.	3,200	66,362
Niterra Co. Ltd.	5,600	186,092
Nitori Holdings Co. Ltd.	800	77,095
Nitto Denko Corp.	25,200	487,007
Nittoc Construction Co. Ltd.	27,800	211,899
NOF Corp.	6,200	118,703
Nomura Co. Ltd.	26,900	171,704
Nomura Holdings, Inc.	38,900	256,380
Nomura Real Estate Holdings, Inc.	35,100	205,043
Nomura Research Institute Ltd.	6,500	260,234
NS Solutions Corp.	5,700	160,924
NSD Co. Ltd.	6,000	148,292
NSK Ltd.	8,300	38,987
NTN Corp.	64,900	102,307
NTT, Inc.	2,636,400	2,810,797
Obayashi Corp.	33,900	512,918
OBIC Business Consultants Co. Ltd.	2,000	118,204
Obic Co. Ltd.	4,800	186,457
Odakyu Electric Railway Co. Ltd.	11,700	136,565
Oiles Corp.	8,800	125,867
Oji Holdings Corp.	43,800	220,084
Okamoto Machine Tool Works Ltd.	4,200	142,476
Okamura Corp.	7,900	121,416
Okinawa Cellular Telephone Co.	4,800	170,141
OKUMA Corp.	6,700	170,231
Olympus Corp.	5,200	61,740
Ono Pharmaceutical Co. Ltd.	27,300	294,650
Onoken Co. Ltd.	10,500	101,769
Open House Group Co. Ltd.	2,800	126,329
Open Up Group, Inc.(a)	3,600	42,593
Oracle Corp.	2,200	261,740
Oriental Land Co. Ltd.	23,900	549,992
Osaka Gas Co. Ltd.	9,000	230,101
OSG Corp.	24,000	282,627
Otsuka Corp.	4,700	95,549
Otsuka Holdings Co. Ltd.	8,200	405,955
Pacific Industrial Co. Ltd.	7,200	67,292
PALTAC Corp.	1,600	44,728
Pan Pacific International Holdings Corp.	4,400	151,058
Paramount Bed Holdings Co. Ltd.	3,000	53,252
Penta-Ocean Construction Co. Ltd.	28,200	176,429
Persol Holdings Co. Ltd.	97,900	190,791
PHC Holdings Corp.	25,100	158,651
Pola Orbis Holdings, Inc.(a)	6,200	54,941
Press Kogyo Co. Ltd.	31,000	116,965
See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Prima Meat Packers Ltd.	8,400	$131,834
Quick Co. Ltd.	7,800	127,817
Recruit Holdings Co. Ltd.	7,900	466,797
Rengo Co. Ltd.	25,000	135,242
Resona Holdings, Inc.	28,400	261,891
Resonac Holdings Corp.	5,000	115,926
Resorttrust, Inc.	14,700	179,215
Restar Corp.	10,500	185,655
Retail Partners Co. Ltd.	11,000	107,757
Ricoh Co. Ltd.	26,200	247,680
Riken Vitamin Co. Ltd.	6,200	117,308
Rinnai Corp.	4,100	101,588
Rohto Pharmaceutical Co. Ltd.	1,900	26,899
Roland Corp.	4,000	87,646
Royal Holdings Co. Ltd.	3,400	61,953
Ryobi Ltd.	3,900	57,915
Ryohin Keikaku Co. Ltd.	7,500	359,566
S Foods, Inc.	5,700	103,310
Saibu Gas Holdings Co. Ltd.	3,300	40,141
Sakata Seed Corp.	3,100	75,222
San-Ai Obbli Co. Ltd.	5,600	70,366
Sangetsu Corp.	5,500	112,517
Sanki Engineering Co. Ltd.	7,500	210,288
Sankyo Co. Ltd.	25,200	465,462
Sankyu, Inc.	4,300	230,175
Sanoh Industrial Co. Ltd.	25,400	112,014
Sanrio Co. Ltd.	4,900	236,375
Sanshin Electronics Co. Ltd.	9,200	150,695
Santen Pharmaceutical Co. Ltd.	8,400	96,128
Sanwa Holdings Corp.	8,600	285,129
Sanyo Chemical Industries Ltd.	2,700	68,320
Sato Shoji Corp.	25,100	263,781
SCREEN Holdings Co. Ltd.	3,300	268,670
Scroll Corp.	24,200	178,260
SCSK Corp.	7,000	210,710
Secom Co. Ltd.	3,900	139,940
Sega Sammy Holdings, Inc.	5,100	121,988
Seikitokyu Kogyo Co. Ltd.	13,700	139,139
Seiko Epson Corp.	8,600	113,897
Seino Holdings Co. Ltd.	6,500	99,675
Sekisui Chemical Co. Ltd.	25,900	468,350
Sekisui House Ltd.	28,400	625,824
Senshu Ikeda Holdings, Inc.	29,200	115,429
Seria Co. Ltd.	3,900	72,495
Seven Bank Ltd.	400	728
SG Holdings Co. Ltd.	27,200	302,515
Shimadzu Corp.	2,600	64,296
Shimano, Inc.	1,000	144,726
Shindengen Electric Manufacturing Co. Ltd.	4,900	74,630
Shin-Etsu Chemical Co. Ltd.	34,300	1,133,162
Shin-Etsu Polymer Co. Ltd.	11,400	137,010
Shinnihonseiyaku Co. Ltd.	5,900	95,130
Investments	Shares	Value
Shionogi & Co. Ltd.	27,500	$493,856
Ship Healthcare Holdings, Inc.	5,600	75,231
SHO-BOND Holdings Co. Ltd.	3,800	123,909
Showa Sangyo Co. Ltd.	3,900	80,514
Siix Corp.	26,900	217,144
SKY Perfect JSAT Holdings, Inc.	28,500	285,306
Skymark Airlines, Inc.(a)	28,100	96,296
SMS Co. Ltd.	6,000	61,622
Socionext, Inc.	4,400	84,561
SoftBank Corp.	1,734,800	2,678,254
Sohgo Security Services Co. Ltd.	27,800	194,097
Sojitz Corp.	7,580	186,030
Solasto Corp.	33,000	95,268
Sompo Holdings, Inc.	8,000	240,645
Sony Group Corp.	35,600	919,298
Sotetsu Holdings, Inc.	4,900	76,971
Starts Corp., Inc.	4,300	135,598
Studio Alice Co. Ltd.	9,600	142,227
Subaru Corp.	29,200	508,516
Sumida Corp.	21,100	141,402
Sumitomo Bakelite Co. Ltd.	4,600	132,766
Sumitomo Corp.	39,600	1,022,316
Sumitomo Electric Industries Ltd.	30,600	655,661
Sumitomo Forestry Co. Ltd.	11,100	112,080
Sumitomo Heavy Industries Ltd.	5,500	112,802
Sumitomo Mitsui Construction Co. Ltd.	61,000	251,694
Sumitomo Mitsui Financial Group, Inc.	72,300	1,818,950
Sumitomo Osaka Cement Co. Ltd.	4,000	104,760
Sumitomo Realty & Development Co. Ltd.	6,200	238,952
Sumitomo Rubber Industries Ltd.	10,700	121,523
Sumitomo Seika Chemicals Co. Ltd.	3,100	93,143
Sundrug Co. Ltd.	3,000	93,648
Suntory Beverage & Food Ltd.	3,000	95,746
Sun-Wa Technos Corp.	9,400	158,462
Suzuden Corp.	4,300	52,334
Suzuki Motor Corp.	36,900	445,268
Sysmex Corp.	3,300	57,435
Systena Corp.	65,500	185,465
T&D Holdings, Inc.	3,700	81,200
Tachi-S Co. Ltd.	7,600	90,709
Taiheiyo Cement Corp.	4,100	101,730
Takara Holdings, Inc.	28,000	232,227
Takara Standard Co. Ltd.	7,500	126,173
Takasago Thermal Engineering Co. Ltd.	3,700	181,536
Takashimaya Co. Ltd.	12,100	94,533
Takeda Pharmaceutical Co. Ltd.	61,200	1,874,831
Tama Home Co. Ltd.(a)	3,500	80,325
Tamura Corp.	30,500	101,142
TDK Corp.	30,800	361,531
TechnoPro Holdings, Inc.(a)	5,300	154,364
Teijin Ltd.	10,400	84,096
Terumo Corp.	5,500	100,903

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
TIS, Inc.	6,000	$200,962
Toagosei Co. Ltd.	24,000	232,199
Tobu Railway Co. Ltd.	2,800	48,277
Toda Corp.	27,500	174,354
Toho Co. Ltd.	3,900	229,769
Toho Gas Co. Ltd.	2,200	61,182
TOKAI Holdings Corp.	26,300	180,984
Tokai Rika Co. Ltd.	4,100	63,070
Tokai Tokyo Financial Holdings, Inc.	200	685
Tokio Marine Holdings, Inc.	33,000	1,396,123
Tokushu Tokai Paper Co. Ltd.	5,600	148,679
Tokuyama Corp.	5,100	106,488
Tokyo Electron Device Ltd.	3,500	68,645
Tokyo Electron Ltd.	8,000	1,533,040
Tokyo Gas Co. Ltd.	9,100	301,895
Tokyo Ohka Kogyo Co. Ltd.	4,400	127,938
Tokyo Tatemono Co. Ltd.	5,000	88,840
Tokyu Construction Co. Ltd.	61,300	448,573
Tokyu Fudosan Holdings Corp.	27,400	195,098
Tomoku Co. Ltd.	6,200	123,275
Topre Corp.	4,000	53,003
Topy Industries Ltd.	7,800	122,310
Toray Industries, Inc.	34,300	234,564
Tosoh Corp.	6,600	96,410
TOTO Ltd.	5,500	138,447
Toyo Construction Co. Ltd.	23,800	236,113
Toyo Seikan Group Holdings Ltd.	9,000	175,894
Toyo Suisan Kaisha Ltd.	3,200	212,344
Toyo Tire Corp.	5,900	124,744
Toyobo Co. Ltd.	31,300	198,923
Toyoda Gosei Co. Ltd.	4,300	84,574
Toyota Boshoku Corp.	4,600	62,641
Toyota Motor Corp.	437,870	7,557,270
Toyota Tsusho Corp.	34,200	773,996
Transcosmos, Inc.	2,700	65,423
Trend Micro, Inc.	3,600	248,657
Tsubaki Nakashima Co. Ltd.	28,900	66,825
Tsubakimoto Chain Co.	27,000	335,899
Tsuruha Holdings, Inc.	1,700	132,462
UBE Corp.	3,800	59,508
Uchida Yoko Co. Ltd.	2,200	146,062
Ulvac, Inc.(a)	3,600	132,241
Unicharm Corp.	36,700	264,366
United Super Markets Holdings, Inc.	33,976	214,754
UNITED, Inc.(a)	31,200	123,983
Universal Entertainment Corp.*(a)	13,400	90,079
USS Co. Ltd.	28,000	307,923
Valor Holdings Co. Ltd.	4,400	76,793
Valqua Ltd.	5,300	112,645
ValueCommerce Co. Ltd.	8,300	44,762
Vector, Inc.	7,000	52,871
Investments	Shares	Value
VT Holdings Co. Ltd.	63,700	$208,151
Warabeya Nichiyo Holdings Co. Ltd.	9,100	152,081
WDB Holdings Co. Ltd.	8,400	98,454
Welcia Holdings Co. Ltd.	4,200	73,841
Wellneo Sugar Co. Ltd.	4,300	67,129
West Japan Railway Co.	8,900	203,453
Will Group, Inc.(a)	25,400	164,064
WIN-Partners Co. Ltd.	9,100	84,231
World Holdings Co. Ltd.	4,800	75,600
Yakult Honsha Co. Ltd.	5,500	103,283
YAMABIKO Corp.	7,800	114,696
Yamada Holdings Co. Ltd.	28,500	89,439
Yamaha Motor Co. Ltd.	36,000	269,044
Yamanashi Chuo Bank Ltd.	3,400	59,717
Yamazaki Baking Co. Ltd.	4,900	109,537
Yaskawa Electric Corp.	4,000	90,526
Yokogawa Bridge Holdings Corp.	6,000	105,009
Yokogawa Electric Corp.	5,300	141,448
Yokohama Rubber Co. Ltd.	3,900	107,244
Yokorei Co. Ltd.	20,500	121,770
Yondoshi Holdings, Inc.	6,400	76,962
Zenrin Co. Ltd.	28,000	199,079
Zensho Holdings Co. Ltd.	2,300	139,135
Zeon Corp.	5,900	59,819
ZERIA Pharmaceutical Co. Ltd.	7,000	101,042
Zojirushi Corp.	10,600	98,115
ZOZO, Inc.	23,600	254,389
Total Japan		131,873,442
Jersey – 0.0%
Ithaca Energy PLC	121,377	262,134
Luxembourg – 0.0%
Eurofins Scientific SE	2,596	184,180
Macau – 0.0%
Galaxy Entertainment Group Ltd.	41,000	182,019
Wynn Macau Ltd.	139,200	96,110
Total Macau		278,129
Netherlands – 2.5%
Aalberts NV	5,365	193,717
Acomo NV	7,926	213,990
Aegon Ltd.	19,874	143,427
Akzo Nobel NV	2,376	165,671
Arcadis NV	2,021	97,741
ASM International NV	372	237,288
ASML Holding NV	2,992	2,379,838
BE Semiconductor Industries NV	2,046	305,135
Brunel International NV	11,918	125,210
CTP NV(b)	21,218	444,336
Euronext NV(b)	915	155,848
Fugro NV	3,615	50,625
Heineken Holding NV	6,238	463,146

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Heineken NV	8,729	$758,448
IMCD NV	1,082	144,855
ING Groep NV	235,618	5,151,580
JDE Peet’s NV	14,662	417,194
Koninklijke Ahold Delhaize NV	27,926	1,163,723
Koninklijke KPN NV	193,500	939,451
Koninklijke Vopak NV	6,696	331,853
PostNL NV(a)	80,971	87,729
SBM Offshore NV	11,981	316,438
Sligro Food Group NV	8,612	145,775
Universal Music Group NV	30,880	996,108
Wereldhave NV	11,072	221,986
Wolters Kluwer NV	3,642	606,859
Total Netherlands		16,257,971
Nigeria – 0.1%
Airtel Africa PLC(b)	155,159	383,357
Norway – 2.3%
ABG Sundal Collier Holding ASA	3,403	2,364
Aker ASA, Class A	4,397	284,597
Aker Solutions ASA	24,158	83,123
Austevoll Seafood ASA	18,229	174,550
Bouvet ASA	23,258	183,174
DNB Bank ASA	81,262	2,237,180
Equinor ASA	201,180	5,071,397
Europris ASA(b)	16,390	138,315
Frontline PLC	16,714	274,914
Gjensidige Forsikring ASA	74	1,868
Golden Ocean Group Ltd.	16,667	123,112
Hoegh Autoliners ASA	29,844	262,912
Kongsberg Gruppen ASA	16,765	647,509
Leroy Seafood Group ASA	27,275	128,832
Mowi ASA	15,312	294,447
MPC Container Ships ASA	69,834	110,206
Odfjell SE, Class A	5,018	53,553
Orkla ASA	35,596	385,518
Panoro Energy ASA*	64,199	144,008
Protector Forsikring ASA	2,649	112,298
Rana Gruber ASA	15,978	108,786
Salmar ASA	6,676	288,159
SpareBank 1 SMN	16,989	325,587
SpareBank 1 Sor-Norge ASA	6,059	111,005
Sparebanken Norge	12,917	204,355
Stolt-Nielsen Ltd.	6,362	160,941
Storebrand ASA	251	3,542
Telenor ASA	114,795	1,777,560
TGS ASA	11,052	93,868
Var Energi ASA	206,833	662,417
Veidekke ASA	18,244	292,057
Wallenius Wilhelmsen ASA	46,555	380,916
Total Norway		15,123,070
Investments	Shares	Value
Portugal – 0.4%
EDP SA	200,183	$865,214
Galp Energia SGPS SA	21,685	396,333
Jeronimo Martins SGPS SA	23,192	584,770
Navigator Co. SA	47,349	177,080
NOS SGPS SA	51,536	234,118
REN – Redes Energeticas Nacionais SGPS SA	71,178	252,745
Semapa-Sociedade de Investimento & Gestao	11,995	235,141
Sonae SGPS SA	164,615	233,426
Total Portugal		2,978,827
Singapore – 2.8%
Bukit Sembawang Estates Ltd.	63,300	199,793
BW LPG Ltd.(b)	17,876	210,208
CapitaLand Investment Ltd.	195,600	406,972
China Aviation Oil Singapore Corp. Ltd.	226,800	162,044
City Developments Ltd.	8,000	32,599
ComfortDelGro Corp. Ltd.	230,100	258,346
DBS Group Holdings Ltd.	136,669	4,819,067
Delfi Ltd.	161,300	95,616
Digital Core REIT Management Pte. Ltd.	137,400	72,822
Genting Singapore Ltd.	505,900	284,001
Hafnia Ltd.	65,969	330,116
Keppel Infrastructure Trust	770,635	242,024
Keppel Ltd.	73,200	426,447
Netlink NBN Trust(d)	430,300	297,306
Oversea-Chinese Banking Corp. Ltd.	229,401	2,937,644
Propnex Ltd.(d)	226,500	192,062
Riverstone Holdings Ltd.	162,700	85,588
Sembcorp Industries Ltd.	63,800	343,132
Sheng Siong Group Ltd.	104,800	153,870
SIA Engineering Co. Ltd.	173,000	427,865
Singapore Airlines Ltd.	268,700	1,470,450
Singapore Exchange Ltd.	6,200	72,434
Singapore Technologies Engineering Ltd.	157,393	962,660
Singapore Telecommunications Ltd.	596,800	1,789,955
StarHub Ltd.	232,400	211,663
UMS Integration Ltd.	124,400	129,904
United Overseas Bank Ltd.	71,528	2,021,755
UOL Group Ltd.	27,600	133,921
Total Singapore		18,770,264
South Africa – 0.0%
Pan African Resources PLC	241,097	151,152
Spain – 6.1%
Acciona SA	2,056	368,773
Acerinox SA	20,871	265,084
ACS Actividades de Construccion y Servicios SA	12,729	880,827
Aedas Homes SA(b)	4,664	133,038
Aena SME SA(b)	65,754	1,749,019
Amadeus IT Group SA	10,007	839,655
Atresmedia Corp. de Medios de Comunicacion SA	45,671	277,168

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	444,362	$6,809,672
Banco de Sabadell SA	95,798	303,959
Banco Santander SA	643,858	5,310,953
Bankinter SA	18,228	237,078
CaixaBank SA	506,310	4,370,715
Cellnex Telecom SA*(b)	2,984	115,416
CIE Automotive SA	2,673	76,560
Endesa SA	48,187	1,521,013
Faes Farma SA	32,231	172,335
Fluidra SA	8,078	201,026
Gestamp Automocion SA(b)	52,627	180,510
Grupo Catalana Occidente SA	3,368	194,711
Iberdrola SA	299,012	5,717,710
Industria de Diseno Textil SA	86,468	4,484,288
Inmobiliaria Colonial Socimi SA	19,000	134,042
Laboratorios Farmaceuticos Rovi SA	1,069	68,703
Logista Integral SA	11,325	369,569
Mapfre SA	45,519	185,410
Merlin Properties Socimi SA	26,981	352,505
Naturgy Energy Group SA(a)	45,625	1,446,036
Prosegur Cash SA(b)	187,507	179,606
Prosegur Cia de Seguridad SA	51,253	175,376
Redeia Corp. SA	20,311	432,733
Repsol SA	78,861	1,151,120
Sacyr SA	51,631	210,185
Telefonica SA	298,037	1,559,634
Unicaja Banco SA(b)	1,248	2,939
Vidrala SA	633	73,190
Viscofan SA	2,646	187,603
Total Spain		40,738,161
Sweden – 3.9%
AAK AB	5,613	146,179
AddTech AB, Class B	6,276	212,045
AFRY AB	8,274	137,171
Alfa Laval AB	8,990	375,244
Alleima AB	14,392	112,881
Arjo AB, Class B	25,402	90,249
Assa Abloy AB, Class B	23,283	721,181
Atea ASA*	8,941	140,657
Atlas Copco AB, Class A	59,812	959,274
Atlas Copco AB, Class B	34,258	483,294
Atrium Ljungberg AB, Class B	33,251	117,979
Avanza Bank Holding AB	34	1,144
Axfood AB	9,886	290,032
Beijer Alma AB	5,046	120,453
Beijer Ref AB	9,951	155,941
Billerud Aktiebolag	5,576	57,425
BioGaia AB, Class B	5,918	65,946
Bravida Holding AB(b)	14,393	143,697
Catena AB	2,387	120,873
Clas Ohlson AB, Class B	6,295	213,612
Investments	Shares	Value
Cloetta AB, Class B	46,969	$167,761
Coor Service Management Holding AB(b)	22,287	96,861
Dometic Group AB(b)	19,310	80,195
Elekta AB, Class B	12,958	66,460
Epiroc AB, Class A	20,916	450,783
Essity AB, Class B	18,959	521,201
Evolution AB(b)	4,599	362,693
Fabege AB	14,668	130,283
FastPartner AB, Class A	16,004	97,229
Getinge AB, Class B	6,978	138,895
Granges AB	7,916	100,752
H & M Hennes & Mauritz AB, Class B(a)	45,891	639,943
Heba Fastighets AB, Class B	30,638	101,908
Hexagon AB, Class B	34,333	342,811
Hexpol AB	24,254	233,368
Holmen AB, Class B	5,640	222,040
Hufvudstaden AB, Class A	22,874	296,413
Indutrade AB	5,262	142,559
Investment AB Latour, Class B	10,346	270,526
JM AB	708	11,270
Lagercrantz Group AB, Class B	9,318	222,528
Lifco AB, Class B	9,250	371,537
Lindab International AB	4,291	88,293
Loomis AB	4,657	194,286
Mycronic AB	6,750	142,927
NCC AB, Class B	6,333	117,219
New Wave Group AB, Class B	8,313	108,422
Nolato AB, Class B	16,586	100,765
Nordnet AB publ	5,374	144,917
Peab AB, Class B	24,434	198,566
Platzer Fastigheter Holding AB, Class B	10,640	89,203
Saab AB, Class B	4,266	236,164
Sagax AB, Class B	6,997	158,582
Sandvik AB	25,305	575,910
Securitas AB, Class B	15,896	236,012
Skandinaviska Enskilda Banken AB, Class A	80,456	1,393,780
Skandinaviska Enskilda Banken AB, Class C	7,649	134,996
Skanska AB, Class B	13,696	316,446
SKF AB, Class B	16,343	372,289
SkiStar AB	10,654	172,939
SSAB AB, Class B	66,525	390,059
SSAB AB, Class A	31,932	190,445
Svenska Cellulosa AB SCA, Class B	17,278	222,991
Svenska Handelsbanken AB, Class A	76,830	1,019,386
Sweco AB, Class B	9,925	170,790
Swedbank AB, Class A	61,303	1,611,307
Systemair AB	11,365	104,821
Tele2 AB, Class B	49,491	717,927
Telefonaktiebolaget LM Ericsson, Class B	87,905	746,562
Telia Co. AB	206,717	736,819
Thule Group AB(b)	3,961	113,048
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Trelleborg AB, Class B	5,017	$185,353
Troax Group AB	4,368	65,815
Vitec Software Group AB, Class B	3,070	153,719
Volvo AB, Class A	36,565	1,019,787
Volvo AB, Class B	123,456	3,437,969
Wallenstam AB, Class B	17,943	90,784
Wihlborgs Fastigheter AB	19,022	204,184
Total Sweden		25,696,775
Switzerland – 3.7%
ABB Ltd., Registered Shares	44,933	2,670,578
Accelleron Industries AG	4,941	346,367
Allreal Holding AG, Registered Shares	407	95,205
Avolta AG*	4,349	235,043
Baloise Holding AG, Registered Shares	753	177,087
Banque Cantonale Vaudoise, Registered Shares	20	2,298
Belimo Holding AG, Registered Shares	332	337,005
BKW AG	1,069	232,736
Cembra Money Bank AG	8	1,002
Cie Financiere Richemont SA, Class A, Registered Shares	8,732	1,639,444
Clariant AG, Registered Shares*	1,682	17,803
DKSH Holding AG	1,743	134,885
DSM-Firmenich AG	4,312	456,863
EFG International AG*	7,888	145,670
Flughafen Zurich AG, Registered Shares	1,582	449,161
Galenica AG(b)	2,333	254,549
Geberit AG, Registered Shares	961	753,347
Georg Fischer AG, Registered Shares	3,312	269,828
Givaudan SA, Registered Shares	235	1,133,964
Helvetia Holding AG, Registered Shares	1,353	316,323
Kuehne & Nagel International AG, Registered Shares	4,339	935,665
Logitech International SA, Registered Shares	2,258	202,653
Lonza Group AG, Registered Shares	390	276,822
Mobilezone Holding AG, Registered Shares	5,677	81,589
OC Oerlikon Corp. AG, Registered Shares	17,243	79,933
Partners Group Holding AG	296	384,874
PSP Swiss Property AG, Registered Shares	1,388	254,757
Sandoz Group AG	3,986	217,427
Schindler Holding AG, Participation Certificate	728	269,799
Schindler Holding AG, Registered Shares	976	352,513
SFS Group AG	1,349	184,386
SGS SA, Registered Shares	8,010	810,056
SIG Group AG*	9,285	171,003
Sika AG, Registered Shares	1,668	451,366
Sonova Holding AG, Registered Shares	923	274,117
Stadler Rail AG	1,648	40,475
Straumann Holding AG, Registered Shares	1,410	183,424
Sulzer AG, Registered Shares	1,960	352,603
Swiss Life Holding AG, Registered Shares	629	634,215
Swiss Prime Site AG, Registered Shares	2,292	342,072
Swisscom AG, Registered Shares	1,748	1,235,239
Investments	Shares	Value
Tecan Group AG, Registered Shares	382	$77,648
Temenos AG, Registered Shares	1,625	115,853
UBS Group AG, Registered Shares	42,578	1,436,205
VAT Group AG(b)	755	317,460
Vontobel Holding AG, Registered Shares	12	966
Zurich Insurance Group AG	7,053	4,914,063
Total Switzerland		24,266,341
United Kingdom – 11.9%
4imprint Group PLC	2,059	103,269
Admiral Group PLC	52	2,330
Ashtead Group PLC	5,267	336,991
Associated British Foods PLC	17,911	505,122
Assura PLC	371,414	255,756
AstraZeneca PLC	33,832	4,691,799
Auto Trader Group PLC(b)	16,670	188,324
B&M European Value Retail SA	87,299	324,676
BAE Systems PLC	57,211	1,478,998
Balfour Beatty PLC	28,593	204,532
Barclays PLC	300,109	1,387,160
Barratt Redrow PLC	34,561	215,917
Beazley PLC	8,983	115,097
Bellway PLC	5,053	199,699
Berkeley Group Holdings PLC	386	20,418
Big Yellow Group PLC	18,271	253,381
Bodycote PLC	20,314	162,709
Bridgepoint Group PLC(b)	10,360	44,124
British American Tobacco PLC	153,741	7,295,809
British Land Co. PLC	44,680	230,459
BT Group PLC	448,780	1,191,534
Bunzl PLC	4,629	147,166
Bytes Technology Group PLC	14,214	99,825
Centrica PLC	149,783	331,589
CK Hutchison Holdings Ltd.	168,000	1,033,682
Clarkson PLC	3,264	146,038
CMC Markets PLC(b)	35	121
Coats Group PLC	71,608	78,012
Compass Group PLC	36,011	1,217,406
Computacenter PLC	2,357	77,518
ConvaTec Group PLC(b)	59,998	237,117
Cranswick PLC	3,064	224,633
Croda International PLC	644	25,804
DCC PLC	2,957	191,584
Derwent London PLC	4,401	124,960
Diageo PLC	51,987	1,302,273
Diploma PLC	3,691	247,233
Domino’s Pizza Group PLC	20,245	71,410
Dr. Martens PLC	105,462	108,462
Drax Group PLC	23,884	226,815
Dunelm Group PLC	16,003	259,867
Fevertree Drinks PLC	9,336	119,492
Firstgroup PLC	50,022	158,071
Games Workshop Group PLC	1,707	379,416

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Grainger PLC	39,019	$117,633
Great Portland Estates PLC	21,687	106,542
Greggs PLC	3,008	79,101
H&T Group PLC	7,347	64,234
Halma PLC	3,029	132,825
Hammerson PLC	29,686	121,634
Harbour Energy PLC	55,789	149,766
Hays PLC	58,273	56,976
Hikma Pharmaceuticals PLC	7,722	210,367
Howden Joinery Group PLC	25,662	301,020
HSBC Holdings PLC	1,385,032	16,736,366
Hunting PLC	26,901	110,960
IMI PLC	9,646	276,793
Imperial Brands PLC	65,261	2,572,911
Inchcape PLC	18,380	182,858
Informa PLC	33,962	375,018
InterContinental Hotels Group PLC	3,712	422,403
International Consolidated Airlines Group SA	65,564	306,553
Intertek Group PLC	3,908	253,842
Investec PLC	15,707	117,306
ITV PLC	263,552	297,775
J Sainsbury PLC	103,187	409,784
James Halstead PLC(a)	45,617	99,705
JD Sports Fashion PLC	62,471	75,968
Johnson Matthey PLC	8,621	205,087
Kainos Group PLC	9,600	97,942
Kingfisher PLC	60,739	242,043
Land Securities Group PLC	22,915	198,144
Lloyds Banking Group PLC	1,683,879	1,769,854
London Stock Exchange Group PLC	2,919	425,405
LondonMetric Property PLC	121,783	338,777
Marks & Spencer Group PLC	32,358	157,147
Melrose Industries PLC	18,636	135,555
Midwich Group PLC	4,023	11,632
Mitie Group PLC	124,094	240,454
MONY Group PLC	55,623	168,605
Morgan Sindall Group PLC	4,311	270,272
National Grid PLC	215,397	3,133,220
NatWest Group PLC	234,299	1,641,959
Next PLC	3,978	678,135
PageGroup PLC	34,620	126,479
Pearson PLC	21,541	316,293
Pennon Group PLC	23,582	162,063
Persimmon PLC	6,701	119,008
Pets at Home Group PLC	57,498	206,436
Polar Capital Holdings PLC	46	299
Primary Health Properties PLC	121,490	164,652
QinetiQ Group PLC	18,974	134,035
Reach PLC	62,579	62,773
Reckitt Benckiser Group PLC	22,287	1,513,305
RELX PLC	37,651	2,031,296
Renishaw PLC	3,030	118,752
Investments	Shares	Value
Rightmove PLC	14,256	$154,059
Rotork PLC	33,219	146,215
RS Group PLC	18,345	144,424
Safestore Holdings PLC	6,250	60,638
Sage Group PLC	19,252	329,906
Savills PLC	9,376	127,713
Schroders PLC	405	2,006
Segro PLC	34,003	316,666
Serco Group PLC	31,928	88,380
Severn Trent PLC	11,233	420,848
Smith & Nephew PLC	16,960	258,674
Smiths Group PLC	11,278	347,115
Softcat PLC	5,318	125,127
Spectris PLC	3,664	192,704
Spirax Group PLC	1,341	109,431
Spire Healthcare Group PLC(b)	40,210	123,428
SSE PLC	44,832	1,124,884
SSP Group PLC	39,596	93,491
Standard Chartered PLC	23,859	394,631
SThree PLC	3,379	11,321
Subsea 7 SA	12,641	236,464
Tate & Lyle PLC	31,261	221,261
Taylor Wimpey PLC	100,248	163,133
Telecom Plus PLC	7,735	204,785
Tesco PLC	209,136	1,150,083
TORM PLC, Class A(a)	12,575	211,206
Travis Perkins PLC	10,220	85,080
Unilever PLC	89,126	5,404,418
Unite Group PLC	30,216	350,920
United Utilities Group PLC	23,891	373,716
Vesuvius PLC	34,982	188,107
Victrex PLC	11,344	120,631
Weir Group PLC	8,305	283,381
WH Smith PLC	5,992	89,501
Whitbread PLC	5,670	219,344
Workspace Group PLC	11,025	63,530
WPP PLC	31,832	223,601
Young & Co.’s Brewery PLC, Class A	1,416	18,628
Zigup PLC	34,290	166,812
Total United Kingdom		78,610,822
United States – 7.8%
Alcon, Inc.	2,259	199,223
Amrize Ltd.*	280	13,923
Arcus Biosciences, Inc.	3,744	100,204
BP PLC	687,068	3,443,150
CSL Ltd.	5,341	838,234
Experian PLC	12,624	649,069
Ferrovial SE	12,713	675,422
Gecina SA	2,244	245,763
GSK PLC	133,886	2,550,241
Haleon PLC	127,835	655,869
Holcim AG, Registered Shares*	23,321	1,725,637

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Investments	Shares	Value
Nestle SA, Registered Shares	64,758	$6,413,157
Novartis AG, Registered Shares	83,946	10,142,069
Roche Holding AG, Bearer Shares	3,244	1,120,729
Roche Holding AG	18,334	5,951,640
Sanofi SA	36,889	3,559,868
Schneider Electric SE	10,636	2,819,127
Shell PLC	192,237	6,726,731
Signify NV(b)	10,618	286,421
Swiss Re AG	14,213	2,448,886
Tenaris SA	35,353	662,948
Yue Yuen Industrial Holdings Ltd.	132,000	202,120
Total United States		51,430,431
TOTAL COMMON STOCKS (Cost: $544,882,653)		659,486,197
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c) (Cost: $535,021)	535,021	535,021
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $4,451,678)	4,451,678	4,451,678
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $549,869,352)		664,472,896
Other Liabilities less Assets – (0.3)%		(1,795,705)
NET ASSETS – 100.0%		$662,677,191

^  Share amount represents a fractional share.

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,936,286 and the total market value of the collateral held by the Fund was $5,176,406. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $724,728.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2025.

(d)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	18,512	USD	121,379	DKK	$—	$(587)
Bank of America NA	7/3/2025	708,912	USD	623,252	EUR	—	(22,740)
Bank of America NA	7/3/2025	35,012	USD	123,182	ILS	—	(1,568)
Bank of America NA	7/3/2025	805,995	USD	115,906,594	JPY	3,479	—
Bank of America NA	7/3/2025	47,501	USD	485,351	NOK	—	(460)
Bank of America NA	7/3/2025	155,617	USD	1,492,041	SEK	—	(949)
Bank of America NA	7/3/2025	167,372	USD	215,439	SGD	—	(1,792)
Bank of Montreal	7/3/2025	131,262	USD	203,877	AUD	—	(2,350)
Bank of Montreal	7/3/2025	311,230	USD	254,751	CHF	—	(8,849)
Bank of Montreal	7/3/2025	293,616	USD	217,700	GBP	—	(4,710)
Citibank NA	7/3/2025	1,308,245	USD	2,031,982	AUD	—	(23,431)
Citibank NA	7/3/2025	3,101,925	USD	2,539,081	CHF	—	(88,273)
Citibank NA	7/3/2025	184,506	USD	1,209,791	DKK	—	(5,852)
Citibank NA	7/3/2025	7,065,493	USD	6,211,810	EUR	—	(226,718)
Citibank NA	7/3/2025	2,926,369	USD	2,169,738	GBP	—	(46,943)
Citibank NA	7/3/2025	348,957	USD	1,227,826	ILS	—	(15,654)
Citibank NA	7/3/2025	8,033,087	USD	1,155,218,962	JPY	34,562	—
Citibank NA	7/3/2025	473,425	USD	4,837,253	NOK	—	(4,581)
Citibank NA	7/3/2025	1,550,983	USD	14,870,856	SEK	—	(9,477)
Citibank NA	7/3/2025	1,668,148	USD	2,147,425	SGD	—	(18,017)
Goldman Sachs	7/3/2025	49,622	AUD	32,221	USD	299	—
Goldman Sachs	7/3/2025	61,527	CHF	76,399	USD	906	—
Goldman Sachs	7/3/2025	29,160	DKK	4,544	USD	44	—
Goldman Sachs	7/3/2025	149,688	EUR	174,020	USD	1,703	—
Goldman Sachs	7/3/2025	52,905	GBP	72,075	USD	423	—
Goldman Sachs	7/3/2025	29,269	ILS	8,594	USD	98	—
Goldman Sachs	7/3/2025	28,810,001	JPY	197,852	USD	1,623	—
Goldman Sachs	7/3/2025	118,322	NOK	11,660	USD	32	—
Goldman Sachs	7/3/2025	363,146	SEK	38,200	USD	—	(94)
Goldman Sachs	7/3/2025	52,589	SGD	41,086	USD	207	—
Goldman Sachs	7/3/2025	109,385	USD	167,718	AUD	—	(531)
Goldman Sachs	7/3/2025	259,358	USD	212,549	CHF	—	(7,696)
Goldman Sachs	7/3/2025	15,427	USD	100,725	DKK	—	(422)
Goldman Sachs	7/3/2025	590,760	USD	517,073	EUR	—	(16,245)
Goldman Sachs	7/3/2025	244,680	USD	180,615	GBP	—	(2,827)
Goldman Sachs	7/3/2025	29,177	USD	101,786	ILS	—	(1,049)
Goldman Sachs	7/3/2025	671,663	USD	96,890,343	JPY	812	—
Goldman Sachs	7/3/2025	39,584	USD	398,346	NOK	221	—
Goldman Sachs	7/3/2025	129,681	USD	1,243,815	SEK	—	(838)
Goldman Sachs	7/3/2025	139,478	USD	179,119	SGD	—	(1,167)
HSBC Holdings PLC	7/3/2025	2,193,338	AUD	1,437,439	USD	—	(17)
HSBC Holdings PLC	7/3/2025	2,712,653	CHF	3,408,249	USD	32	—
HSBC Holdings PLC	7/3/2025	1,288,387	DKK	202,727	USD	—	(2)
HSBC Holdings PLC	7/3/2025	6,612,960	EUR	7,763,231	USD	—	(100)
HSBC Holdings PLC	7/3/2025	2,346,390	GBP	3,215,357	USD	31	—
HSBC Holdings PLC	7/3/2025	1,291,177	ILS	383,418	USD	5	—
HSBC Holdings PLC	7/3/2025	1,274,768,178	JPY	8,826,378	USD	—	(117)
HSBC Holdings PLC	7/3/2025	5,264,061	NOK	520,177	USD	5	—

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/3/2025	16,240,334	SEK	1,704,147	USD	$17	$—
HSBC Holdings PLC	7/3/2025	2,334,287	SGD	1,832,883	USD	7	—
HSBC Holdings PLC	7/3/2025	1,308,245	USD	2,032,026	AUD	—	(23,460)
HSBC Holdings PLC	7/3/2025	87,508	USD	135,311	AUD	—	(1,169)
HSBC Holdings PLC	7/3/2025	3,101,924	USD	2,539,012	CHF	—	(88,187)
HSBC Holdings PLC	7/3/2025	207,486	USD	169,459	CHF	—	(5,429)
HSBC Holdings PLC	7/3/2025	184,506	USD	1,209,786	DKK	—	(5,851)
HSBC Holdings PLC	7/3/2025	12,341	USD	79,891	DKK	—	(230)
HSBC Holdings PLC	7/3/2025	7,065,489	USD	6,211,807	EUR	—	(226,718)
HSBC Holdings PLC	7/3/2025	472,608	USD	410,186	EUR	—	(8,921)
HSBC Holdings PLC	7/3/2025	2,926,367	USD	2,169,736	GBP	—	(46,943)
HSBC Holdings PLC	7/3/2025	195,744	USD	145,369	GBP	—	(3,463)
HSBC Holdings PLC	7/3/2025	348,954	USD	1,227,789	ILS	—	(15,646)
HSBC Holdings PLC	7/3/2025	23,342	USD	81,510	ILS	—	(863)
HSBC Holdings PLC	7/3/2025	8,033,083	USD	1,155,223,206	JPY	34,529	—
HSBC Holdings PLC	7/3/2025	537,330	USD	78,324,659	JPY	—	(4,976)
HSBC Holdings PLC	7/3/2025	473,421	USD	4,837,132	NOK	—	(4,573)
HSBC Holdings PLC	7/3/2025	31,667	USD	320,396	NOK	6	—
HSBC Holdings PLC	7/3/2025	1,550,981	USD	14,870,728	SEK	—	(9,465)
HSBC Holdings PLC	7/3/2025	103,745	USD	1,003,882	SEK	—	(1,596)
HSBC Holdings PLC	7/3/2025	1,668,148	USD	2,147,240	SGD	—	(17,872)
HSBC Holdings PLC	7/3/2025	111,582	USD	143,483	SGD	—	(1,081)
HSBC Holdings PLC	8/5/2025	205,242	USD	1,301,226	DKK	—	(4)
HSBC Holdings PLC	8/5/2025	7,952,298	USD	6,759,302	EUR	54	—
HSBC Holdings PLC	8/5/2025	3,301,473	USD	2,408,895	GBP	—	(61)
HSBC Holdings PLC	8/5/2025	427,091	USD	1,437,970	ILS	—	(15)
HSBC Holdings PLC	8/5/2025	8,857,277	USD	1,274,524,074	JPY	47	—
HSBC Holdings PLC	8/5/2025	1,072,165	USD	10,847,908	NOK	—	(4)
HSBC Holdings PLC	8/5/2025	1,718,038	USD	16,338,026	SEK	—	(44)
HSBC Holdings PLC	8/5/2025	1,858,846	USD	2,361,664	SGD	—	(41)
HSBC Holdings PLC	8/6/2025	1,468,403	USD	2,239,194	AUD	—	(13)
HSBC Holdings PLC	8/6/2025	3,389,836	USD	2,686,533	CHF	—	(79)
JPMorgan Chase Bank NA	7/3/2025	2,193,341	AUD	1,437,435	USD	—	(11)
JPMorgan Chase Bank NA	7/3/2025	2,712,655	CHF	3,408,249	USD	35	—
JPMorgan Chase Bank NA	7/3/2025	1,288,369	DKK	202,724	USD	—	(2)
JPMorgan Chase Bank NA	7/3/2025	6,612,992	EUR	7,763,229	USD	—	(61)
JPMorgan Chase Bank NA	7/3/2025	2,346,383	GBP	3,215,355	USD	24	—
JPMorgan Chase Bank NA	7/3/2025	1,291,158	ILS	383,414	USD	4	—
JPMorgan Chase Bank NA	7/3/2025	1,274,770,360	JPY	8,826,376	USD	—	(99)
JPMorgan Chase Bank NA	7/3/2025	5,264,029	NOK	520,174	USD	5	—
JPMorgan Chase Bank NA	7/3/2025	16,240,349	SEK	1,704,147	USD	19	—
JPMorgan Chase Bank NA	7/3/2025	2,334,293	SGD	1,832,881	USD	14	—
JPMorgan Chase Bank NA	8/5/2025	205,238	USD	1,301,188	DKK	—	(2)
JPMorgan Chase Bank NA	8/5/2025	7,952,295	USD	6,759,328	EUR	20	—
JPMorgan Chase Bank NA	8/5/2025	3,301,470	USD	2,408,881	GBP	—	(45)
JPMorgan Chase Bank NA	8/5/2025	427,090	USD	1,437,982	ILS	—	(20)
JPMorgan Chase Bank NA	8/5/2025	8,857,275	USD	1,274,529,809	JPY	5	—
JPMorgan Chase Bank NA	8/5/2025	1,072,163	USD	10,847,965	NOK	—	(11)
JPMorgan Chase Bank NA	8/5/2025	1,718,034	USD	16,338,121	SEK	—	(58)
JPMorgan Chase Bank NA	8/5/2025	1,858,846	USD	2,361,621	SGD	—	(7)
JPMorgan Chase Bank NA	8/6/2025	1,468,402	USD	2,239,187	AUD	—	(10)
JPMorgan Chase Bank NA	8/6/2025	3,389,832	USD	2,686,539	CHF	—	(90)
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	7/3/2025	2,193,338	AUD	1,437,439	USD	$—	$(17)
Morgan Stanley & Co. International	7/3/2025	2,712,639	CHF	3,408,249	USD	14	—
Morgan Stanley & Co. International	7/3/2025	1,288,388	DKK	202,727	USD	—	(2)
Morgan Stanley & Co. International	7/3/2025	6,612,982	EUR	7,763,231	USD	—	(74)
Morgan Stanley & Co. International	7/3/2025	2,346,387	GBP	3,215,357	USD	27	—
Morgan Stanley & Co. International	7/3/2025	5,032,786	HKD	641,130	USD	—	(10)
Morgan Stanley & Co. International	7/3/2025	1,291,173	ILS	383,418	USD	4	—
Morgan Stanley & Co. International	7/3/2025	1,274,821,524	JPY	8,826,378	USD	253	—
Morgan Stanley & Co. International	7/3/2025	5,264,064	NOK	520,177	USD	6	—
Morgan Stanley & Co. International	7/3/2025	16,240,342	SEK	1,704,147	USD	18	—
Morgan Stanley & Co. International	7/3/2025	2,334,303	SGD	1,832,883	USD	19	—
Morgan Stanley & Co. International	7/3/2025	1,308,245	USD	2,032,042	AUD	—	(23,471)
Morgan Stanley & Co. International	7/3/2025	240,647	USD	368,634	AUD	—	(940)
Morgan Stanley & Co. International	7/3/2025	109,385	USD	167,628	AUD	—	(472)
Morgan Stanley & Co. International	7/3/2025	3,101,925	USD	2,539,074	CHF	—	(88,265)
Morgan Stanley & Co. International	7/3/2025	259,358	USD	212,061	CHF	—	(7,084)
Morgan Stanley & Co. International	7/3/2025	570,588	USD	456,105	CHF	—	(2,480)
Morgan Stanley & Co. International	7/3/2025	184,506	USD	1,209,797	DKK	—	(5,853)
Morgan Stanley & Co. International	7/3/2025	15,427	USD	100,281	DKK	—	(352)
Morgan Stanley & Co. International	7/3/2025	33,939	USD	216,037	DKK	—	(54)
Morgan Stanley & Co. International	7/3/2025	7,065,493	USD	6,211,816	EUR	—	(226,724)
Morgan Stanley & Co. International	7/3/2025	590,760	USD	514,805	EUR	—	(13,583)
Morgan Stanley & Co. International	7/3/2025	1,299,672	USD	1,108,989	EUR	—	(2,200)
Morgan Stanley & Co. International	7/3/2025	2,926,369	USD	2,169,743	GBP	—	(46,950)
Morgan Stanley & Co. International	7/3/2025	244,680	USD	179,989	GBP	—	(1,969)
Morgan Stanley & Co. International	7/3/2025	538,295	USD	392,473	GBP	467	—
Morgan Stanley & Co. International	7/3/2025	348,957	USD	1,227,943	ILS	—	(15,688)
Morgan Stanley & Co. International	7/3/2025	29,177	USD	101,835	ILS	—	(1,064)
Morgan Stanley & Co. International	7/3/2025	64,190	USD	217,382	ILS	—	(363)
Morgan Stanley & Co. International	7/3/2025	8,033,087	USD	1,155,224,127	JPY	34,527	—
Morgan Stanley & Co. International	7/3/2025	671,663	USD	96,109,021	JPY	6,222	—
Morgan Stanley & Co. International	7/3/2025	1,477,658	USD	214,045,335	JPY	—	(4,353)
Morgan Stanley & Co. International	7/3/2025	473,425	USD	4,837,213	NOK	—	(4,577)
Morgan Stanley & Co. International	7/3/2025	87,085	USD	878,248	NOK	299	—
Morgan Stanley & Co. International	7/3/2025	39,584	USD	397,858	NOK	269	—
Morgan Stanley & Co. International	7/3/2025	1,550,983	USD	14,870,657	SEK	—	(9,456)
Morgan Stanley & Co. International	7/3/2025	285,298	USD	2,706,350	SEK	1,310	—
Morgan Stanley & Co. International	7/3/2025	129,681	USD	1,237,382	SEK	—	(162)
Morgan Stanley & Co. International	7/3/2025	1,668,148	USD	2,147,417	SGD	—	(18,011)
Morgan Stanley & Co. International	7/3/2025	139,477	USD	178,893	SGD	—	(990)
Morgan Stanley & Co. International	7/3/2025	306,850	USD	391,537	SGD	—	(586)
Morgan Stanley & Co. International	8/5/2025	205,242	USD	1,301,216	DKK	—	(2)
Morgan Stanley & Co. International	8/5/2025	7,952,298	USD	6,759,325	EUR	27	—
Morgan Stanley & Co. International	8/5/2025	3,301,473	USD	2,408,909	GBP	—	(80)
Morgan Stanley & Co. International	8/5/2025	427,091	USD	1,437,987	ILS	—	(21)
Morgan Stanley & Co. International	8/5/2025	8,857,277	USD	1,274,581,150	JPY	—	(349)
Morgan Stanley & Co. International	8/5/2025	1,072,165	USD	10,848,046	NOK	—	(17)
Morgan Stanley & Co. International	8/5/2025	1,718,038	USD	16,338,206	SEK	—	(63)
Morgan Stanley & Co. International	8/5/2025	1,858,846	USD	2,361,686	SGD	—	(58)
Morgan Stanley & Co. International	8/6/2025	1,468,403	USD	2,239,211	AUD	—	(24)
Morgan Stanley & Co. International	8/6/2025	3,389,836	USD	2,686,540	CHF	—	(87)
Royal Bank of Canada	7/3/2025	2,193,341	AUD	1,437,439	USD	—	(15)

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2025	2,712,649	CHF	3,408,249	USD	$27	$—
Royal Bank of Canada	7/3/2025	1,288,373	DKK	202,727	USD	—	(4)
Royal Bank of Canada	7/3/2025	6,612,971	EUR	7,763,231	USD	—	(87)
Royal Bank of Canada	7/3/2025	2,346,390	GBP	3,215,357	USD	31	—
Royal Bank of Canada	7/3/2025	1,291,159	ILS	383,418	USD	—	(0)^
Royal Bank of Canada	7/3/2025	1,274,769,643	JPY	8,826,378	USD	—	(106)
Royal Bank of Canada	7/3/2025	5,264,040	NOK	520,177	USD	3	—
Royal Bank of Canada	7/3/2025	16,240,255	SEK	1,704,147	USD	9	—
Royal Bank of Canada	7/3/2025	2,334,292	SGD	1,832,883	USD	11	—
Royal Bank of Canada	8/5/2025	205,242	USD	1,301,213	DKK	—	(2)
Royal Bank of Canada	8/5/2025	7,952,298	USD	6,759,313	EUR	41	—
Royal Bank of Canada	8/5/2025	3,301,473	USD	2,408,892	GBP	—	(56)
Royal Bank of Canada	8/5/2025	427,091	USD	1,437,972	ILS	—	(16)
Royal Bank of Canada	8/5/2025	8,857,277	USD	1,274,524,658	JPY	43	—
Royal Bank of Canada	8/5/2025	1,072,165	USD	10,847,961	NOK	—	(9)
Royal Bank of Canada	8/5/2025	1,718,038	USD	16,338,169	SEK	—	(59)
Royal Bank of Canada	8/5/2025	1,858,846	USD	2,361,660	SGD	—	(38)
Royal Bank of Canada	8/6/2025	1,468,403	USD	2,239,174	AUD	0^	—
Royal Bank of Canada	8/6/2025	3,389,836	USD	2,686,533	CHF	—	(79)
Standard Chartered Bank	7/3/2025	1,308,245	USD	2,031,954	AUD	—	(23,413)
Standard Chartered Bank	7/3/2025	3,101,925	USD	2,539,019	CHF	—	(88,195)
Standard Chartered Bank	7/3/2025	184,506	USD	1,209,804	DKK	—	(5,854)
Standard Chartered Bank	7/3/2025	7,065,493	USD	6,211,827	EUR	—	(226,737)
Standard Chartered Bank	7/3/2025	2,926,369	USD	2,169,761	GBP	—	(46,974)
Standard Chartered Bank	7/3/2025	348,957	USD	1,227,788	ILS	—	(15,642)
Standard Chartered Bank	7/3/2025	8,033,087	USD	1,155,222,175	JPY	34,540	—
Standard Chartered Bank	7/3/2025	473,425	USD	4,837,102	NOK	—	(4,566)
Standard Chartered Bank	7/3/2025	1,550,983	USD	14,870,127	SEK	—	(9,400)
Standard Chartered Bank	7/3/2025	1,668,148	USD	2,147,145	SGD	—	(17,797)
Standard Chartered Bank	8/5/2025	9,245	USD	58,613	DKK	—	(0)^
Standard Chartered Bank	8/5/2025	358,212	USD	304,475	EUR	1	—
Standard Chartered Bank	8/5/2025	148,715	USD	108,507	GBP	—	(1)
Standard Chartered Bank	8/5/2025	19,238	USD	64,773	ILS	—	(1)
Standard Chartered Bank	8/5/2025	398,976	USD	57,411,609	JPY	—	(3)
Standard Chartered Bank	8/5/2025	48,296	USD	488,649	NOK	—	(0)^
Standard Chartered Bank	8/5/2025	77,389	USD	735,938	SEK	—	(1)
Standard Chartered Bank	8/5/2025	83,732	USD	106,380	SGD	—	(1)
Standard Chartered Bank	8/6/2025	66,144	USD	100,864	AUD	—	(0)^
Standard Chartered Bank	8/6/2025	152,695	USD	121,012	CHF	—	(0)^
UBS Group AG	7/3/2025	2,193,335	AUD	1,437,439	USD	—	(19)
UBS Group AG	7/3/2025	2,712,649	CHF	3,408,249	USD	27	—
UBS Group AG	7/3/2025	1,288,385	DKK	202,727	USD	—	(2)
UBS Group AG	7/3/2025	6,612,977	EUR	7,763,231	USD	—	(80)
UBS Group AG	7/3/2025	2,346,400	GBP	3,215,357	USD	46	—
UBS Group AG	7/3/2025	1,291,178	ILS	383,418	USD	5	—
UBS Group AG	7/3/2025	1,274,737,285	JPY	8,826,378	USD	—	(330)
UBS Group AG	7/3/2025	5,264,047	NOK	520,177	USD	4	—
UBS Group AG	7/3/2025	16,240,143	SEK	1,704,147	USD	—	(3)
UBS Group AG	7/3/2025	2,334,298	SGD	1,832,883	USD	16	—
UBS Group AG	7/3/2025	1,308,245	USD	2,032,017	AUD	—	(23,454)
UBS Group AG	7/3/2025	3,101,925	USD	2,539,028	CHF	—	(88,207)
UBS Group AG	7/3/2025	184,506	USD	1,209,790	DKK	—	(5,852)

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (concluded) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	7/3/2025	7,065,493	USD	6,211,837	EUR	$—	$(226,750)
UBS Group AG	7/3/2025	2,926,369	USD	2,169,733	GBP	—	(46,936)
UBS Group AG	7/3/2025	348,957	USD	1,227,756	ILS	—	(15,633)
UBS Group AG	7/3/2025	8,033,087	USD	1,155,221,371	JPY	34,546	—
UBS Group AG	7/3/2025	473,425	USD	4,837,195	NOK	—	(4,575)
UBS Group AG	7/3/2025	1,550,983	USD	14,870,741	SEK	—	(9,464)
UBS Group AG	7/3/2025	1,668,148	USD	2,147,302	SGD	—	(17,920)
UBS Group AG	8/5/2025	205,242	USD	1,301,214	DKK	—	(2)
UBS Group AG	8/5/2025	7,952,298	USD	6,759,336	EUR	13	—
UBS Group AG	8/5/2025	3,301,473	USD	2,408,915	GBP	—	(88)
UBS Group AG	8/5/2025	427,091	USD	1,437,973	ILS	—	(16)
UBS Group AG	8/5/2025	8,857,277	USD	1,274,492,187	JPY	269	—
UBS Group AG	8/5/2025	1,072,165	USD	10,848,091	NOK	—	(22)
UBS Group AG	8/5/2025	1,718,038	USD	16,338,346	SEK	—	(77)
UBS Group AG	8/5/2025	1,858,846	USD	2,361,636	SGD	—	(19)
UBS Group AG	8/6/2025	1,468,403	USD	2,239,211	AUD	—	(24)
UBS Group AG	8/6/2025	3,389,836	USD	2,686,540	CHF	—	(87)
						$192,362	$(2,336,243)

^  Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$659,486,197	$—	$—	$659,486,197
Mutual Fund	—	535,021	—	535,021
Investment of Cash Collateral for Securities Loaned	—	4,451,678	—	4,451,678
Total Investments in Securities	$659,486,197	$4,986,699	$—	$664,472,896
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$192,362	$—	$192,362
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,336,243)	$—	$(2,336,243)
Total – Net	$659,486,197	$2,842,818	$—	$662,329,015

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
Australia – 8.5%
Accent Group Ltd.	297,828	$272,278
Acrow Ltd.	328,575	213,178
Adairs Ltd.	135,650	185,797
Amotiv Ltd.	53,410	280,368
AMP Ltd.	649,345	536,191
ARB Corp. Ltd.	19,233	412,162
AUB Group Ltd.	26,545	617,220
Aussie Broadband Ltd.	68,812	176,325
Australian Clinical Labs Ltd.(e)	102,411	186,580
Australian Ethical Investment Ltd.	67,269	281,702
Autosports Group Ltd.	178,623	286,798
Beacon Lighting Group Ltd.	98,138	232,176
Bega Cheese Ltd.	64,860	232,083
Bisalloy Steel Group Ltd.	79,613	192,524
Cedar Woods Properties Ltd.	66,862	310,670
Centuria Capital Group	408,744	451,362
Codan Ltd.	38,715	510,228
Collins Foods Ltd.	48,071	292,981
Corporate Travel Management Ltd.	39,987	362,946
Cromwell Property Group	1,684,563	375,353
Dalrymple Bay Infrastructure Ltd.	402,504	1,121,069
Data#3 Ltd.	63,935	318,858
Dicker Data Ltd.	89,490	473,284
Domain Holdings Australia Ltd.	141,842	408,078
Domino’s Pizza Enterprises Ltd.	23,316	294,448
Downer EDI Ltd.	183,144	757,348
Elders Ltd.	76,204	314,624
EQT Holdings Ltd.	9,146	203,790
EVT Ltd.	50,373	549,649
G8 Education Ltd.	337,802	261,227
Gold Road Resources Ltd.	120,666	258,587
GR Engineering Services Ltd.	243,820	519,309
GrainCorp Ltd., Class A	67,824	345,809
Growthpoint Properties Australia Ltd.	462,338	705,974
GWA Group Ltd.	248,725	391,205
Hansen Technologies Ltd.	62,555	204,157
Helia Group Ltd.	194,263	716,757
Helloworld Travel Ltd.	158,936	148,947
Horizon Oil Ltd.	1,816,004	232,073
Iluka Resources Ltd.	72,417	180,342
Imdex Ltd.	103,772	184,979
Infomedia Ltd.	239,018	185,619
Ingenia Communities Group	104,030	372,923
Inghams Group Ltd.	256,050	595,698
Integral Diagnostics Ltd.	154,204	256,686
IPD Group Ltd.	57,393	112,085
IPH Ltd.	148,288	445,087
Investments	Shares	Value
IVE Group Ltd.	232,709	$439,217
Johns Lyng Group Ltd.	84,606	175,766
Jumbo Interactive Ltd.	32,851	210,983
Kogan.com Ltd.	59,576	146,802
Lindsay Australia Ltd.	360,466	170,087
Lovisa Holdings Ltd.	42,210	876,343
Lycopodium Ltd.	42,442	288,157
Maas Group Holdings Ltd.(a)	61,451	170,753
Macmahon Holdings Ltd.	1,273,750	254,599
Mader Group Ltd.(a)	46,938	207,020
Magellan Financial Group Ltd.	92,343	518,025
Metcash Ltd.	514,096	1,317,329
Monadelphous Group Ltd.	45,298	521,287
Monash IVF Group Ltd.	236,511	109,273
Myer Holdings Ltd.	376,619	149,324
MyState Ltd.	179,087	494,105
nib holdings Ltd.	202,180	938,091
Nick Scali Ltd.	41,153	491,117
NRW Holdings Ltd.	251,087	492,004
Objective Corp. Ltd.	16,766	210,522
oOh!media Ltd.	310,472	350,982
Orora Ltd.	451,831	559,643
Paragon Care Ltd.*(a)	624,746	149,441
Perenti Ltd.	476,417	505,796
Perpetual Ltd.	56,720	671,317
Perseus Mining Ltd.	233,185	519,581
Pinnacle Investment Management Group Ltd.	59,913	806,482
Platinum Asset Management Ltd.	500,702	150,942
Propel Funeral Partners Ltd.	52,104	154,683
PWR Holdings Ltd.	29,710	134,930
Ramelius Resources Ltd.	322,942	533,333
Redox Ltd.	236,523	334,812
Regal Partners Ltd.	128,123	182,205
Regis Healthcare Ltd.	114,942	590,566
Ridley Corp. Ltd.	185,061	356,562
Service Stream Ltd.	287,166	373,566
Shaver Shop Group Ltd.	178,479	156,150
SmartGroup Corp. Ltd.	79,898	385,902
Southern Cross Electrical Engineering Ltd.	190,055	227,308
SRG Global Ltd.	383,851	433,935
Stanmore Resources Ltd.	449,583	550,966
Tasmea Ltd.	117,948	286,000
Universal Store Holdings Ltd.	56,800	289,602
Ventia Services Group Pty. Ltd.	420,286	1,426,751
Vulcan Steel Ltd.	47,051	179,459
Waypoint REIT Ltd.	344,874	555,993
Westgold Resources Ltd.	95,737	180,067
Total Australia		36,195,312

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
Austria – 0.4%
Kontron AG	20,859	$612,133
Oesterreichische Post AG	23,060	818,836
Schoeller-Bleckmann Oilfield Equipment AG	11,810	417,975
Total Austria		1,848,944
Belgium – 1.7%
Barco NV	39,678	576,145
Bekaert SA	24,335	1,001,225
Cofinimmo SA	30,946	2,804,363
Deceuninck NV	70,858	171,760
Fagron	18,333	483,128
Ion Beam Applications	11,483	153,934
Kinepolis Group NV	5,402	227,964
Recticel SA	18,266	219,132
Tessenderlo Group SA	22,635	672,223
Xior Student Housing NV(e)	20,347	734,443
Total Belgium		7,044,317
Canada – 0.1%
Champion Iron Ltd.	161,655	441,772
China – 0.3%
KLN Logistics Group Ltd.	495,000	478,605
Morimatsu International Holdings Co. Ltd.	322,000	247,756
VSTECS Holdings Ltd.	752,000	744,336
Total China		1,470,697
Denmark – 1.4%
Cementir Holding NV	59,657	1,037,820
Chemometec AS	3,009	276,717
Matas AS	10,267	215,491
Sydbank AS	58,177	4,300,254
Total Denmark		5,830,282
Finland – 2.2%
Aktia Bank OYJ	25,103	286,126
Anora Group OYJ	56,433	212,312
Harvia OYJ(e)	4,515	257,047
Kamux Corp.(a)	36,074	83,590
Lassila & Tikanoja OYJ	23,187	259,388
Mandatum OYJ	303,563	1,975,534
Marimekko OYJ	20,581	299,088
Nokian Renkaat OYJ(a)	76,083	548,363
Oma Saastopankki OYJ(a)	21,374	211,006
Outokumpu OYJ	298,369	1,226,542
Puuilo OYJ	49,213	753,881
Raisio OYJ, Class V	111,755	324,023
Sanoma OYJ	29,981	348,764
Talenom OYJ(a)	37,923	174,948
Terveystalo OYJ(b)	37,795	508,430
TietoEVRY OYJ	79,403	1,500,635
Tokmanni Group Corp.	41,569	514,795
Total Finland		9,484,472
Investments	Shares	Value
France – 2.9%
ABC arbitrage	49,107	$365,464
Bonduelle SCA(a)	23,806	239,206
Catana Group	31,200	120,860
Cie des Alpes	31,506	761,856
Coface SA	124,371	2,378,223
Derichebourg SA	53,329	360,890
Etablissements Maurel & Prom SA	105,959	600,755
Fnac Darty SA	6,818	268,911
GL Events SACA	13,100	419,804
IPSOS SA	19,616	1,047,693
Manitou BF SA	20,125	493,736
Mersen SA	13,217	342,876
Metropole Television SA	60,467	932,666
Opmobility	89,963	1,146,849
Quadient SA	16,580	309,453
Television Francaise 1 SA	89,221	923,213
Vicat SACA	23,570	1,626,857
Total France		12,339,312
Georgia – 0.9%
Lion Finance Group PLC	20,356	1,974,954
TBC Bank Group PLC	31,023	1,972,573
Total Georgia		3,947,527
Germany – 3.3%
7C Solarparken AG*	62,703	131,015
AIXTRON SE	29,632	542,275
Bilfinger SE	16,869	1,616,806
Cancom SE	14,140	465,580
Dermapharm Holding SE	14,065	572,904
Deutz AG	65,487	586,532
Duerr AG	21,475	569,710
ElringKlinger AG	40,712	215,771
GFT Technologies SE	9,113	266,362
Hamborner REIT AG	55,325	387,062
Instone Real Estate Group SE(b)	20,561	232,908
Jenoptik AG	10,411	238,675
Lanxess AG	5,650	167,531
M1 Kliniken AG	12,303	219,516
MLP SE	20,098	198,881
Norma Group SE	15,358	247,704
PNE AG(a)	11,219	199,912
RENK Group AG	16,701	1,330,359
SAF-Holland SE	35,871	720,032
Sirius Real Estate Ltd.	1,033,710	1,381,130
SMA Solar Technology AG*	15,722	391,990
Suedzucker AG	178,868	2,341,100
Wacker Neuson SE	34,798	992,597
Total Germany		14,016,352

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
Hong Kong – 3.6%
Cafe de Coral Holdings Ltd.(a)	526,000	$463,684
Dah Sing Banking Group Ltd.	399,600	462,721
Dah Sing Financial Holdings Ltd.	186,800	707,936
Guotai Junan International Holdings Ltd.(a)	1,987,000	868,205
Hang Lung Group Ltd.	879,000	1,529,572
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,982,000	387,470
Johnson Electric Holdings Ltd.	448,500	1,234,089
Luk Fook Holdings International Ltd.	418,000	1,067,631
Nissin Foods Co. Ltd.	544,000	481,631
Pacific Basin Shipping Ltd.	1,852,000	476,566
Stella International Holdings Ltd.	787,500	1,454,618
SUNeVision Holdings Ltd.	710,000	683,771
Swire Pacific Ltd., Class B	1,070,000	1,515,720
Tam Jai International Co. Ltd.	2,097,000	414,057
United Laboratories International Holdings Ltd.	804,000	1,538,354
Vitasoy International Holdings Ltd.	204,000	238,563
Viva Goods Company Ltd.(a)	2,368,000	122,171
VTech Holdings Ltd.	255,400	1,852,870
Total Hong Kong		15,499,629
Indonesia – 0.9%
Bumitama Agri Ltd.	326,500	196,108
First Pacific Co. Ltd.	2,650,000	1,876,943
First Resources Ltd.	600,927	693,568
Nickel Industries Ltd.	1,835,387	835,960
Total Indonesia		3,602,579
Ireland – 0.6%
C&C Group PLC	139,810	311,906
Cairn Homes PLC	281,970	709,974
Dalata Hotel Group PLC	70,773	535,846
Kenmare Resources PLC	102,173	458,542
Origin Enterprises PLC	69,474	301,742
Uniphar PLC	52,355	230,463
Total Ireland		2,548,473
Israel – 6.4%
Altshuler Shaham Finance Ltd.	239,122	424,632
Amot Investments Ltd.	233,735	1,583,221
Ashdod Refinery Ltd.*	15,812	303,090
AudioCodes Ltd.	18,749	184,344
Aura Investments Ltd.(a)	34,439	246,468
Automatic Bank Services Ltd.	34,760	222,547
Delek Group Ltd.^	0	70
Electra Real Estate Ltd.*(a)	18,506	275,158
Energix-Renewable Energies Ltd.(a)	140,271	518,180
FIBI Holdings Ltd.	19,285	1,436,854
Fox Wizel Ltd.	5,060	506,676
Gav-Yam Lands Corp. Ltd.	18,674	204,347
Harel Insurance Investments & Financial Services Ltd.	119,308	3,341,687
Investments	Shares	Value
Hilan Ltd.	4,416	$375,180
IDI Insurance Co. Ltd.	13,014	848,663
Israel Canada TR Ltd.(a)	43,872	197,375
Isramco Negev 2 LP	1,011,748	690,723
Magic Software Enterprises Ltd.	26,890	514,244
Matrix IT Ltd.	25,505	887,657
Max Stock Ltd.	94,484	448,922
Maytronics Ltd.	85,852	125,763
Mediterranean Towers Ltd.	101,263	375,883
Mega Or Holdings Ltd.	11,459	535,264
MENIF – Financial Services Ltd.	36,213	259,164
Menora Mivtachim Holdings Ltd.	27,119	2,136,502
Migdal Insurance & Financial Holdings Ltd.	131,635	362,402
Mivne Real Estate KD Ltd.	131,567	493,059
Next Vision Stabilized Systems Ltd.	24,825	926,653
Oil Refineries Ltd.	3,110,947	838,824
One Software Technologies Ltd.	28,362	731,053
Paz Retail & Energy Ltd.^	1	157
Plus500 Ltd.	55,338	2,575,268
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,310	898,792
Ratio Energies Finance LP	282,969	406,618
Retailors Ltd.	18,687	361,698
Sapiens International Corp. NV	8,678	254,683
Shufersal Ltd.	50,795	583,596
Sisram Medical Ltd.(b)	374,800	207,692
Strauss Group Ltd.	38,891	1,066,543
Tamar Petroleum Ltd.(b)	47,485	583,780
Tel Aviv Stock Exchange Ltd.	18,748	362,433
Total Israel		27,295,865
Italy – 4.1%
Alerion Cleanpower SpA	17,167	352,651
Arnoldo Mondadori Editore SpA	186,542	470,790
Ascopiave SpA	151,345	540,963
Banca IFIS SpA	41,685	1,110,754
Banca Sistema SpA*(b)	87,172	178,253
Cairo Communication SpA*	150,067	511,733
Carel Industries SpA(b)	14,027	372,122
d’Amico International Shipping SA	72,064	291,505
Danieli & C Officine Meccaniche SpA(a)	7,011	274,466
Danieli & C Officine Meccaniche SpA, RSP	9,812	294,856
Datalogic SpA	25,439	139,901
El.En. SpA	18,973	247,881
Enav SpA(b)	378,297	1,741,618
Ferretti SpA(a)	116,425	383,757
Fiera Milano SpA	49,801	344,323
Fila SpA	12,124	137,621
Illimity Bank SpA*	61,028	279,817
IMMSI SpA	385,689	226,144
Industrie De Nora SpA	14,966	116,299

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
Intercos SpA	15,077	$228,660
Italian Sea Group SpA(a)	38,983	263,579
Iveco Group NV	57,304	1,123,347
Maire SpA	112,112	1,475,265
MARR SpA	36,458	415,123
MFE-MediaForEurope NV, Class A	237,378	810,860
Orsero SpA	14,113	231,269
OVS SpA(b)	86,845	377,393
Piaggio & C SpA(a)	222,101	490,141
RAI Way SpA(b)	183,131	1,307,007
Sanlorenzo SpA	9,367	328,214
Sesa SpA	2,450	247,761
Sogefi SpA	175,262	459,809
Technogym SpA(b)	72,862	1,040,888
Wiit SpA(a)	7,447	135,146
Zignago Vetro SpA	55,698	547,240
Total Italy		17,497,156
Japan – 27.5%
77 Bank Ltd.	17,635	601,039
Adastria Co. Ltd.	9,800	202,249
ADEKA Corp.	24,200	462,069
Advan Group Co. Ltd.	17,300	98,330
Ai Holdings Corp.	15,800	256,506
Aica Kogyo Co. Ltd.	23,500	585,365
Aisan Industry Co. Ltd.	22,400	260,683
AIT Corp.	18,900	231,858
Alleanza Holdings Co. Ltd.	18,000	126,235
Alps Alpine Co. Ltd.	40,500	435,295
Amano Corp.	26,500	822,638
Anritsu Corp.	32,800	424,178
AOKI Holdings, Inc.	19,100	220,692
Aoyama Trading Co. Ltd.	20,900	316,875
Arcs Co. Ltd.	8,100	167,557
ARE Holdings, Inc.	22,500	281,162
Ariake Japan Co. Ltd.	3,100	142,075
Artience Co. Ltd.	12,228	255,235
As One Corp.	8,600	148,310
Asanuma Corp.	37,100	192,891
ASKUL Corp.	7,000	74,630
Autobacs Seven Co. Ltd.	18,500	183,790
Awa Bank Ltd.	5,370	106,809
AZ-COM MARUWA Holdings, Inc.	19,000	134,300
Bando Chemical Industries Ltd.	19,700	231,580
Bank of Saga Ltd.	7,600	122,383
Bic Camera, Inc.	16,100	184,357
Bunka Shutter Co. Ltd.	22,600	369,561
C Uyemura & Co. Ltd.	2,500	160,269
Canon Electronics, Inc.	11,800	208,396
Casio Computer Co. Ltd.	81,900	623,698
Central Glass Co. Ltd.	7,700	158,483
Investments	Shares	Value
Chori Co. Ltd.	9,700	$271,300
Chugin Financial Group, Inc.	48,900	591,255
Chugoku Electric Power Co., Inc.	91,200	450,176
Chugoku Marine Paints Ltd.	22,800	427,446
Citizen Watch Co. Ltd.	77,200	456,963
Computer Engineering & Consulting Ltd.	7,900	119,885
Create SD Holdings Co. Ltd.	7,200	159,756
Daicel Corp.	82,100	687,459
Dai-Dan Co. Ltd.	9,000	276,957
Daido Steel Co. Ltd.	55,300	381,198
Daiei Kankyo Co. Ltd.	11,700	255,959
Daihen Corp.	3,737	165,318
Daiichikosho Co. Ltd.	24,900	279,865
Daiki Aluminium Industry Co. Ltd.	10,800	72,526
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	74,146
Daio Paper Corp.	17,900	99,014
Daiseki Co. Ltd.	3,600	86,857
Daishi Hokuetsu Financial Group, Inc.	23,400	540,268
Daiwabo Holdings Co. Ltd.	18,200	326,780
DCM Holdings Co. Ltd.	24,100	222,405
Denka Co. Ltd.	23,900	327,613
Dentsu Soken, Inc.	8,200	381,488
Dexerials Corp.	25,000	386,393
DIC Corp.	20,300	407,630
Dip Corp.	12,141	191,640
Dowa Holdings Co. Ltd.	11,300	365,493
DTS Corp.	7,600	272,020
Eagle Industry Co. Ltd.	17,900	237,931
EDION Corp.	24,900	363,558
Eiken Chemical Co. Ltd.	9,300	137,203
Elecom Co. Ltd.	19,600	245,602
en Japan, Inc.	6,300	72,663
ES-Con Japan Ltd.	42,500	291,582
ESPEC Corp.	6,700	143,560
Exedy Corp.	13,530	386,852
EXEO Group, Inc.	59,100	751,204
Ezaki Glico Co. Ltd.	7,400	236,173
Financial Partners Group Co. Ltd.	40,600	670,928
Food & Life Cos. Ltd.	7,000	339,956
FP Corp.	9,400	172,713
FP Partner, Inc.(a)	2,600	39,258
France Bed Holdings Co. Ltd.	10,900	96,289
Fuji Co. Ltd.	8,200	113,027
Fuji Oil Co. Ltd.	11,000	215,134
Fuji Seal International, Inc.	15,600	301,211
Fujimi, Inc.	15,400	218,134
Fujitec Co. Ltd.	21,000	901,090
Fukuda Denshi Co. Ltd.	5,600	271,384
Fukuyama Transporting Co. Ltd.	6,200	144,650
See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
FULLCAST Holdings Co. Ltd.	2,000	$23,608
Funai Soken Holdings, Inc.	9,700	162,915
Furukawa Electric Co. Ltd.	6,900	335,960
Furuno Electric Co. Ltd.	1,400	36,394
Future Corp.	17,900	266,062
G-7 Holdings, Inc.	3,200	29,354
Glory Ltd.	17,000	395,798
Godo Steel Ltd.	7,100	184,326
Goldwin, Inc.	5,700	320,308
GS Yuasa Corp.	19,851	370,510
Gunma Bank Ltd.	84,287	706,355
H2O Retailing Corp.	20,400	267,349
Hakuto Co. Ltd.	8,200	208,910
Hanwa Co. Ltd.	11,439	430,809
Happinet Corp.	5,600	221,759
Hazama Ando Corp.	63,900	641,898
Heiwa Corp.	28,449	413,603
Heiwa Real Estate Co. Ltd.	17,200	260,777
Hiday Hidaka Corp.	3,100	70,930
Hirogin Holdings, Inc.	91,300	762,914
Hogy Medical Co. Ltd.	1,500	41,798
Hokkaido Electric Power Co., Inc.	30,300	157,557
Hokuto Corp.	3,100	38,588
Horiba Ltd.	9,600	748,022
House Foods Group, Inc.	8,600	166,856
HU Group Holdings, Inc.	19,700	434,656
Hyakujushi Bank Ltd.	5,900	170,940
Ichibanya Co. Ltd.	20,000	127,800
Ichigo, Inc.	65,800	184,037
Ichiyoshi Securities Co. Ltd.	16,700	93,995
IDOM, Inc.	23,000	168,784
Iino Kaiun Kaisha Ltd.	37,500	262,730
Inaba Denki Sangyo Co. Ltd.	20,400	558,989
Inabata & Co. Ltd.	15,300	340,541
Itochu Enex Co. Ltd.	30,400	363,255
Itoham Yonekyu Holdings, Inc.	20,180	684,565
IwaiCosmo Holdings, Inc.	16,000	249,119
Izumi Co. Ltd.	13,200	304,218
JAC Recruitment Co. Ltd.	73,800	517,563
Japan Aviation Electronics Industry Ltd.	12,700	225,874
Japan Lifeline Co. Ltd.	22,100	228,734
Japan Securities Finance Co. Ltd.	18,200	221,129
Japan Steel Works Ltd.	6,200	355,015
Jeol Ltd.	4,600	140,250
Joyful Honda Co. Ltd.(a)	16,100	232,619
JTEKT Corp.	96,500	793,672
Juroku Financial Group, Inc.	9,600	322,005
JVCKenwood Corp.	22,400	179,113
Kaga Electronics Co. Ltd.	16,200	307,300
Kagome Co. Ltd.	7,800	155,006
Kamei Corp.	6,300	108,079
Investments	Shares	Value
Kamigumi Co. Ltd.	25,000	$693,517
Kanamoto Co. Ltd.	3,300	74,021
Kaneka Corp.	13,100	360,954
Kanematsu Corp.	35,900	682,111
Kanto Denka Kogyo Co. Ltd.	10,800	62,881
Katitas Co. Ltd.	14,600	252,792
Kato Sangyo Co. Ltd.	5,048	192,212
Keihan Holdings Co. Ltd.	10,600	224,116
Keikyu Corp.	47,700	496,500
Keiyo Bank Ltd.	30,400	210,882
KH Neochem Co. Ltd.	8,700	152,142
Ki-Star Real Estate Co. Ltd.	7,100	227,336
Kitz Corp.	23,800	195,416
Kokuyo Co. Ltd.(a)	159,200	911,257
KOMEDA Holdings Co. Ltd.	14,900	306,469
Komeri Co. Ltd.	5,000	101,977
Konoike Transport Co. Ltd.	16,000	326,214
Krosaki Harima Corp.	8,600	197,667
K’s Holdings Corp.	37,300	378,307
Kumagai Gumi Co. Ltd.	8,700	252,065
Kumiai Chemical Industry Co. Ltd.	25,900	143,087
Kurabo Industries Ltd.	5,863	303,206
Kureha Corp.	10,900	237,326
KYB Corp.	16,900	349,127
Kyoei Steel Ltd.	19,600	278,982
Kyokuto Kaihatsu Kogyo Co. Ltd.	17,200	319,006
Kyokuyo Co. Ltd.	2,200	69,985
Kyorin Pharmaceutical Co. Ltd.	12,873	135,107
Leopalace21 Corp.	50,800	218,752
Life Corp.	35,400	542,108
Lintec Corp.	16,800	343,921
Mabuchi Motor Co. Ltd.	31,600	465,977
Macnica Holdings, Inc.	54,300	729,664
Makino Milling Machine Co. Ltd.	3,000	239,053
Mani, Inc.	12,100	103,455
Marubun Corp.	23,800	170,371
Maruha Nichiro Corp.	12,800	270,099
Marvelous, Inc.	36,800	129,677
Matsui Securities Co. Ltd.	144,800	697,711
Max Co. Ltd.	17,300	557,524
MCJ Co. Ltd.	22,000	198,608
Megmilk Snow Brand Co. Ltd.	15,700	296,729
MEITEC Group Holdings, Inc.	43,900	965,256
Micronics Japan Co. Ltd.	4,100	153,560
Mie Kotsu Group Holdings, Inc.	17,300	59,884
Mirait One Corp.	19,600	344,386
Mirarth Holdings, Inc.	75,800	197,312
Miroku Jyoho Service Co. Ltd.	6,900	85,698
Mitsubishi Materials Corp.	39,100	617,311
Mitsubishi Shokuhin Co. Ltd.	9,700	425,082
Mitsuboshi Belting Ltd.	12,500	297,258

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
Mitsui DM Sugar Co. Ltd.	12,100	$256,333
Mitsui Mining & Smelting Co. Ltd.	14,000	488,394
Mitsui-Soko Holdings Co. Ltd.	11,800	321,458
Mizuho Medy Co. Ltd.	8,000	80,030
Mizuno Corp.	13,100	240,878
Mochida Pharmaceutical Co. Ltd.	5,300	108,792
Modec, Inc.	6,300	269,978
Monex Group, Inc.	82,700	405,928
Morinaga & Co. Ltd.	16,400	269,653
Morinaga Milk Industry Co. Ltd.	18,200	407,860
Morita Holdings Corp.	5,500	82,017
Musashi Seimitsu Industry Co. Ltd.	9,400	199,785
Musashino Bank Ltd.	7,800	176,309
Nafco Co. Ltd.	1,300	15,786
Nagase & Co. Ltd.	21,500	413,716
Nagoya Railroad Co. Ltd.	18,700	211,086
Nakayama Steel Works Ltd.	25,200	108,515
Nankai Electric Railway Co. Ltd.	18,400	277,697
Nanto Bank Ltd.	7,400	210,302
Nichias Corp.	15,474	591,771
Nichicon Corp.	19,800	162,984
Nichiden Corp.	5,000	95,469
Nifco, Inc.	16,500	390,668
Nihon Chouzai Co. Ltd.	3,900	86,535
Nihon Kohden Corp.	23,400	277,991
Nihon M&A Center Holdings, Inc.	81,800	414,196
Nikkon Holdings Co. Ltd.	28,800	639,823
Nippn Corp.	23,800	350,792
Nippon Carbon Co. Ltd.	1,600	45,249
Nippon Denko Co. Ltd.	11,800	20,341
Nippon Electric Glass Co. Ltd.(a)	27,300	647,512
Nippon Gas Co. Ltd.	48,100	882,780
Nippon Kanzai Holdings Co. Ltd.	8,100	152,416
Nippon Kayaku Co. Ltd.	45,000	403,441
Nippon Light Metal Holdings Co. Ltd.	10,400	117,288
Nippon Parking Development Co. Ltd.	61,100	111,672
Nippon Shinyaku Co. Ltd.	16,500	359,369
Nippon Shokubai Co. Ltd.	34,600	393,800
Nippon Signal Co. Ltd.	16,800	125,379
Nippon Soda Co. Ltd.	16,400	344,588
Nippon Yakin Kogyo Co. Ltd.	3,000	82,661
Nipro Corp.	19,600	173,211
Nishimatsu Construction Co. Ltd.	13,650	453,598
Nishi-Nippon Railroad Co. Ltd.	5,900	83,101
Nishio Holdings Co. Ltd.	3,400	94,742
Nisshin Oillio Group Ltd.	7,700	260,407
Nissin Corp.	6,000	336,045
Nissui Corp.	58,100	352,232
Nitto Kogyo Corp.	24,300	524,037
Nittoc Construction Co. Ltd.	27,300	208,088
Noevir Holdings Co. Ltd.	18,573	556,759
Investments	Shares	Value
Nomura Co. Ltd.	21,658	$138,244
Nomura Micro Science Co. Ltd.	5,600	99,830
Noritake Co. Ltd.	6,700	169,535
North Pacific Bank Ltd.	66,300	265,301
NS United Kaiun Kaisha Ltd.	8,300	224,674
NSD Co. Ltd.	21,000	519,021
NSK Ltd.	177,900	835,648
NTN Corp.	126,200	198,939
Obara Group, Inc.	4,300	106,722
Ogaki Kyoritsu Bank Ltd.	6,000	103,970
Ohsho Food Service Corp.	9,116	240,136
Okamura Corp.	28,800	442,632
Okinawa Cellular Telephone Co.	16,300	577,770
Okinawa Financial Group, Inc.	3,642	76,902
OKUMA Corp.	13,600	345,543
Okumura Corp.	16,390	488,483
Okuwa Co. Ltd.	6,600	43,362
Onoken Co. Ltd.	5,400	52,338
Onward Holdings Co. Ltd.	36,000	148,043
Open Up Group, Inc.(a)	19,700	233,080
Organo Corp.	4,400	274,153
Osaka Soda Co. Ltd.	10,300	128,139
Osaki Electric Co. Ltd.	33,700	223,741
OSG Corp.	24,800	292,047
PAL GROUP Holdings Co. Ltd.	8,380	209,145
PALTAC Corp.	8,600	240,415
Paramount Bed Holdings Co. Ltd.	12,200	216,559
Penta-Ocean Construction Co. Ltd.	61,200	382,889
PHC Holdings Corp.	28,400	179,509
Pigeon Corp.	38,300	464,548
PILLAR Corp.	6,400	171,913
Pilot Corp.	4,600	129,868
Pola Orbis Holdings, Inc.(a)	61,700	546,755
Press Kogyo Co. Ltd.	62,200	234,684
Prima Meat Packers Ltd.	8,957	140,576
Raito Kogyo Co. Ltd.	4,700	93,157
Relo Group, Inc.	24,700	292,152
Rengo Co. Ltd.	54,450	294,557
Resorttrust, Inc.	43,600	531,549
Restar Corp.	22,254	393,483
Riken Vitamin Co. Ltd.	15,800	298,947
Roland Corp.	7,000	153,380
Rorze Corp.	11,700	166,292
Round One Corp.	37,900	386,229
Ryobi Ltd.	4,600	68,310
RYODEN Corp.	7,700	149,368
S Foods, Inc.	3,600	65,248
Saibu Gas Holdings Co. Ltd.	4,400	53,521
Sakata Seed Corp.	2,700	65,516
Sala Corp.	14,800	98,363
San ju San Financial Group, Inc.	7,100	145,446

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
San-A Co. Ltd.	14,800	$302,465
San-Ai Obbli Co. Ltd.	40,000	502,613
Sangetsu Corp.	22,300	456,205
San-In Godo Bank Ltd.	35,200	290,480
Sanki Engineering Co. Ltd.	21,600	605,628
Sankyu, Inc.	16,400	877,876
Santec Holdings Corp.(a)	2,300	88,214
Sawai Group Holdings Co. Ltd.	18,900	239,840
SBI Global Asset Management Co. Ltd.	42,597	185,788
Scroll Corp.	30,700	226,140
Seikitokyu Kogyo Co. Ltd.	18,300	185,857
Seiko Group Corp.	5,000	151,788
Seiren Co. Ltd.	15,500	249,811
Senko Group Holdings Co. Ltd.	36,680	498,733
Senshu Ikeda Holdings, Inc.	63,000	249,043
Seria Co. Ltd.	12,600	234,214
Seven Bank Ltd.	279,100	508,175
Shibaura Electronics Co. Ltd.	4,400	182,464
Shibaura Machine Co. Ltd.	4,000	88,061
Shibaura Mechatronics Corp.	2,100	158,469
Shikoku Electric Power Co., Inc.	60,600	506,591
Shin Nippon Air Technologies Co. Ltd.	11,300	187,988
Shinagawa Refractories Co. Ltd.	14,200	163,092
Shin-Etsu Polymer Co. Ltd.	16,600	199,506
Shinmaywa Industries Ltd.	10,100	113,135
Ship Healthcare Holdings, Inc.	17,700	237,785
Shizuoka Gas Co. Ltd.	35,100	260,009
SHO-BOND Holdings Co. Ltd.	20,100	655,412
Shoei Co. Ltd.	5,100	61,435
Showa Sangyo Co. Ltd.	11,400	235,348
Sinfonia Technology Co. Ltd.	2,300	155,409
SKY Perfect JSAT Holdings, Inc.	50,400	504,541
Sotetsu Holdings, Inc.	12,500	196,355
St. Marc Holdings Co. Ltd.	5,700	91,984
Star Micronics Co. Ltd.	14,200	165,746
Starts Corp., Inc.	19,500	614,923
Stella Chemifa Corp.	2,500	68,106
Sumida Corp.	24,000	160,836
Sumitomo Bakelite Co. Ltd.	16,200	467,568
Sumitomo Mitsui Construction Co. Ltd.	19,400	80,047
Sumitomo Osaka Cement Co. Ltd.	5,000	130,949
Sumitomo Riko Co. Ltd.	18,800	217,096
Sun Frontier Fudousan Co. Ltd.	8,000	114,923
Suruga Bank Ltd.	40,400	375,905
Suzuden Corp.	4,300	52,334
Suzuken Co. Ltd.	8,200	295,653
SWCC Corp.	4,900	255,779
Systena Corp.	129,700	367,249
T Hasegawa Co. Ltd.	4,000	81,415
Tachibana Eletech Co. Ltd.	3,400	62,400
Tachi-S Co. Ltd.	17,000	202,901
Investments	Shares	Value
Taihei Dengyo Kaisha Ltd.	1,600	$59,483
Taiheiyo Cement Corp.	20,700	513,613
Taikisha Ltd.	17,600	314,484
Taiyo Holdings Co. Ltd.	12,900	630,510
Takamatsu Construction Group Co. Ltd.	4,500	91,374
Takara Holdings, Inc.	34,200	283,648
Takara Standard Co. Ltd.	15,500	260,757
Takasago International Corp.	2,000	96,646
Takasago Thermal Engineering Co. Ltd.	23,300	1,143,183
Takashimaya Co. Ltd.	36,900	288,287
Takeuchi Manufacturing Co. Ltd.	10,400	337,319
Takuma Co. Ltd.	20,600	292,075
Tama Home Co. Ltd.(a)	9,300	213,434
Tamron Co. Ltd.	62,000	375,575
TechnoPro Holdings, Inc.(a)	20,500	597,068
Teijin Ltd.	24,700	199,727
TKC Corp.	10,700	312,603
Toagosei Co. Ltd.	34,700	335,721
Tocalo Co. Ltd.	24,100	317,507
Toda Corp.	64,504	408,964
Toho Holdings Co. Ltd.	5,600	180,664
Tohokushinsha Film Corp.(a)	50,100	193,539
TOKAI Holdings Corp.	43,200	297,281
Tokai Rika Co. Ltd.	22,400	344,580
Tokai Tokyo Financial Holdings, Inc.	93,118	319,107
Tokuyama Corp.	19,500	407,158
Tokyo Electron Device Ltd.	6,400	125,523
Tokyo Kiraboshi Financial Group, Inc.	5,900	248,344
Tokyo Sangyo Co. Ltd.	17,500	94,742
Tokyo Steel Manufacturing Co. Ltd.	22,100	231,488
Tokyu Construction Co. Ltd.	25,500	186,600
Tomy Co. Ltd.	15,200	342,525
Tosei Corp.	12,900	230,681
Totetsu Kogyo Co. Ltd.	14,845	397,216
Towa Pharmaceutical Co. Ltd.	4,500	93,181
Toyo Construction Co. Ltd.	30,200	299,606
Toyo Seikan Group Holdings Ltd.	57,000	1,113,995
Toyo Tire Corp.(a)	56,700	1,198,808
Toyobo Co. Ltd.	14,800	94,059
Toyoda Gosei Co. Ltd.	41,500	816,238
Toyota Boshoku Corp.	68,000	926,000
Transcosmos, Inc.	4,900	118,730
Trusco Nakayama Corp.	8,600	122,946
Tsubakimoto Chain Co.	45,668	568,143
Tsumura & Co.	13,313	320,371
UACJ Corp.	7,400	270,497
UBE Corp.	32,800	513,646
Ulvac, Inc.(a)	6,600	242,442
Universal Entertainment Corp.*(a)	38,100	256,119
Valor Holdings Co. Ltd.	12,100	211,181
Valqua Ltd.	5,700	121,146

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
VT Holdings Co. Ltd.	26,300	$85,940
Wacoal Holdings Corp.	6,700	230,484
Wellneo Sugar Co. Ltd.	21,100	329,402
West Holdings Corp.	4,100	47,232
Workman Co. Ltd.	7,600	332,002
YAMABIKO Corp.	20,200	297,032
Yamaguchi Financial Group, Inc.	54,500	585,957
Yamaichi Electronics Co. Ltd.	5,300	98,078
Yamazen Corp.	24,000	208,024
Yellow Hat Ltd.	24,800	264,405
Yokogawa Bridge Holdings Corp.	14,600	255,521
Yokorei Co. Ltd.	5,700	33,858
Yuasa Trading Co. Ltd.	5,000	155,942
Yurtec Corp.	21,100	309,390
Zenrin Co. Ltd.	16,100	114,471
Zeon Corp.	58,500	593,120
Total Japan		116,802,586
Jersey – 0.4%
Ithaca Energy PLC	649,682	1,403,099
JTC PLC(b)	27,648	322,043
Total Jersey		1,725,142
Malaysia – 0.0%
Frencken Group Ltd.	152,000	147,984
Netherlands – 1.2%
Brunel International NV	33,809	355,196
Corbion NV	14,787	316,431
ForFarmers NV	75,648	354,753
Fugro NV	27,415	383,920
Kendrion NV	12,847	174,632
Koninklijke BAM Groep NV	109,133	967,839
Koninklijke Heijmans NV	13,927	898,334
PostNL NV(a)	294,071	318,615
Sligro Food Group NV	16,453	278,498
Wereldhave NV	47,985	962,068
Total Netherlands		5,010,286
Norway – 4.8%
ABG Sundal Collier Holding ASA	296,874	206,234
AF Gruppen ASA*	23,576	355,980
Aker Solutions ASA	191,753	659,786
AMSC ASA*	88,828	12,886
Austevoll Seafood ASA	81,348	778,938
Bonheur ASA	14,488	327,851
Borregaard ASA	20,021	392,518
Bouvet ASA	39,137	308,232
Deep Value Driller AS*	113,858	172,142
Elmera Group ASA(b)	116,150	405,734
Europris ASA(b)	75,729	639,076
Golden Ocean Group Ltd.	139,416	1,029,808
Hoegh Autoliners ASA	273,843	2,412,433
Kid ASA(b)	26,121	401,635
Investments	Shares	Value
Kitron ASA	75,938	$469,749
Klaveness Combination Carriers ASA(b)	63,386	382,081
Leroy Seafood Group ASA	237,898	1,123,702
MPC Container Ships ASA	424,269	669,543
NORBIT ASA	32,509	693,888
Norconsult Norge AS	101,316	455,535
Odfjell Drilling Ltd.	109,581	722,260
Panoro Energy ASA*	87,362	195,966
Pexip Holding ASA	46,902	273,449
Protector Forsikring ASA	9,171	388,782
Rana Gruber ASA	53,731	365,828
Reach Subsea ASA	236,059	179,149
Solstad Maritime Holding AS	113,569	268,725
SpareBank 1 Nord Norge	65,345	949,726
SpareBank 1 Oestlandet	23,130	444,877
SpareBank 1 SMN	72,610	1,391,542
Sparebanken Norge	55,216	873,552
Stolt-Nielsen Ltd.	39,935	1,010,243
TGS ASA	103,060	875,323
Veidekke ASA	42,230	676,034
Total Norway		20,513,207
Portugal – 1.6%
Altri SGPS SA(a)	94,345	539,337
Corticeira Amorim SGPS SA	44,464	413,377
CTT-Correios de Portugal SA	84,228	746,476
NOS SGPS SA	299,844	1,362,131
REN – Redes Energeticas Nacionais SGPS SA	438,667	1,557,660
Semapa-Sociedade de Investimento & Gestao	28,443	557,576
Sonae SGPS SA	1,019,048	1,445,020
Total Portugal		6,621,577
Singapore – 3.1%
Aztech Global Ltd.(e)	789,100	350,050
BW LPG Ltd.(b)	131,484	1,546,152
Centurion Corp. Ltd.	493,200	650,552
China Aviation Oil Singapore Corp. Ltd.	351,900	251,426
ComfortDelGro Corp. Ltd.	1,296,000	1,455,094
CSE Global Ltd.(a)	800,671	355,183
Delfi Ltd.	461,900	273,807
Digital Core REIT Management Pte. Ltd.	768,700	407,411
Food Empire Holdings Ltd.	432,300	624,530
Geo Energy Resources Ltd.(a)	1,010,400	265,759
Hong Fok Corp. Ltd.	234,600	135,383
Hong Leong Asia Ltd.	330,600	415,310
iFAST Corp. Ltd.	40,300	208,833
Keppel Infrastructure Trust	4,029,350	1,265,450
Netlink NBN Trust(e)	1,863,300	1,287,406
Propnex Ltd.(e)	245,000	207,749
Riverstone Holdings Ltd.(a)	735,500	386,908
Sheng Siong Group Ltd.	749,401	1,100,286
SIA Engineering Co. Ltd.	305,800	756,307
See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
StarHub Ltd.	701,000	$638,449
UMS Integration Ltd.	415,325	433,700
Wing Tai Holdings Ltd.	284,000	287,646
Total Singapore		13,303,391
South Africa – 0.1%
Pan African Resources PLC	584,916	366,704
Spain – 2.2%
Acerinox SA	140,348	1,782,567
Almirall SA	41,420	517,326
Atresmedia Corp. de Medios de Comunicacion SA	153,811	933,448
Construcciones y Auxiliar de Ferrocarriles SA	14,014	767,408
Elecnor SA(a)	20,059	509,776
Ence Energia y Celulosa SA(a)	99,733	339,976
Ercros SA	44,744	155,992
Faes Farma SA	117,649	629,055
Gestamp Automocion SA(b)	276,627	948,827
Global Dominion Access SA(b)	72,274	265,970
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	227,906	361,697
Melia Hotels International SA	37,474	312,761
Neinor Homes SA*(b)	45,750	892,554
Pharma Mar SA*	2,572	240,022
Prosegur Cash SA(b)	305,262	292,399
Tubacex SA	79,097	389,497
Total Spain		9,339,275
Sweden – 5.8%
AcadeMedia AB(b)	37,489	327,671
AddLife AB, Class B	9,938	196,770
Addnode Group AB	20,330	236,356
AFRY AB	32,277	535,105
Alimak Group AB(b)	34,685	529,898
Alleima AB	75,858	594,979
Ambea AB(b)	28,798	340,545
AQ Group AB	18,564	352,175
Arise AB	34,468	123,870
Arjo AB, Class B	57,872	205,610
Atea ASA*	50,050	787,371
Attendo AB(b)	54,188	360,480
Bahnhof AB, Class B	54,662	345,853
Beijer Alma AB	11,045	263,655
Bergman & Beving AB	5,821	178,348
Bilia AB, Class A	50,976	683,039
BioGaia AB, Class B	19,566	218,030
Bravida Holding AB(b)	82,011	818,785
Bredband2 i Skandinavien AB	1,025,811	264,246
Bufab AB	42,350	390,199
Bulten AB	21,279	135,974
Catella AB	56,160	173,541
Investments	Shares	Value
Clas Ohlson AB, Class B	22,160	$751,967
Cloetta AB, Class B	169,549	605,583
Coor Service Management Holding AB(b)	80,446	349,626
Corem Property Group AB, Class B	261,722	142,801
Dometic Group AB(b)	95,031	394,666
Duni AB(a)	29,328	287,113
Electrolux Professional AB, Class B	38,753	272,439
Elekta AB, Class B	108,355	555,737
Engcon AB	19,399	183,601
Eolus Vind AB, Class B	29,544	169,569
Fagerhult Group AB	58,243	258,507
FastPartner AB, Class A	37,136	225,612
Granges AB	25,457	324,009
Hanza AB	28,503	268,569
Heba Fastighets AB, Class B	59,412	197,616
Instalco AB(e)	69,205	176,454
INVISIO AB	5,166	193,785
Inwido AB	25,360	559,334
ITAB Shop Concept AB*	104,151	250,804
JM AB	13,713	218,276
Know It AB	15,003	201,186
Lindab International AB	23,152	476,382
Loomis AB	25,548	1,065,840
MEKO AB	17,306	195,388
MIPS AB(e)	5,591	260,003
NCC AB, Class B	40,173	743,570
New Wave Group AB, Class B	37,872	493,945
Nolato AB, Class B	69,109	419,858
NP3 Fastigheter AB	9,229	261,461
OEM International AB, Class B	26,370	385,711
Paradox Interactive AB	17,705	352,970
Peab AB, Class B	52,794	429,037
Platzer Fastigheter Holding AB, Class B	28,971	242,884
Proact IT Group AB	11,979	131,726
Ratos AB, Class B	103,449	435,488
Rusta AB	40,302	313,353
Rvrc Holding AB	44,122	202,499
Scandi Standard AB	29,485	298,860
SkiStar AB	21,101	342,517
Svedbergs Group AB	41,608	239,683
Synsam AB	58,125	326,291
Systemair AB	46,407	428,017
Troax Group AB	12,542	188,978
Truecaller AB, Class B	44,324	312,069
VBG Group AB, Class B	7,667	209,164
Vitec Software Group AB, Class B	4,543	227,474
Volati AB(e)	18,423	230,036
Zinzino AB, Class B	23,881	626,443
Total Sweden		24,489,401

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
Switzerland – 1.1%
Arbonia AG	19,460	$129,815
Ascom Holding AG, Registered Shares	33,133	150,056
Huber & Suhner AG, Registered Shares	3,843	427,751
Implenia AG, Registered Shares	5,087	354,684
International Workplace Group PLC	104,100	297,860
Landis & Gyr Group AG*	7,753	541,541
Mobilezone Holding AG, Registered Shares	27,868	400,515
OC Oerlikon Corp. AG, Registered Shares	144,590	670,273
Valiant Holding AG, Registered Shares	10,415	1,580,568
Total Switzerland		4,553,063
United Kingdom – 14.4%
4imprint Group PLC	9,045	453,650
Advanced Medical Solutions Group PLC	64,769	192,601
AG Barr PLC	44,018	415,002
AJ Bell PLC	130,983	917,206
Alfa Financial Software Holdings PLC(b)	112,199	345,173
Alpha Group International PLC(e)	6,491	283,304
Alumasc Group PLC	44,745	228,403
Assura PLC	2,103,517	1,448,483
Avon Technologies PLC	10,400	275,057
Bakkavor Group PLC(b)	238,723	706,609
Begbies Traynor Group PLC	161,184	244,071
Bloomsbury Publishing PLC	34,160	239,673
Bodycote PLC	71,857	575,552
Breedon Group PLC	135,107	714,655
Brickability Group PLC	257,751	226,054
Brooks Macdonald Group PLC	9,849	230,117
Bytes Technology Group PLC	83,290	584,949
Card Factory PLC	265,926	330,157
Chemring Group PLC	57,473	444,983
Chesnara PLC	152,750	625,869
City of London Investment Group PLC	43,519	206,341
Clarkson PLC	12,655	566,209
CMC Markets PLC(b)	109,080	376,684
Coats Group PLC	471,831	514,026
Cohort PLC	16,612	352,846
Craneware PLC	8,366	243,044
CVS Group PLC	13,281	227,495
Domino’s Pizza Group PLC	125,080	441,192
Dr. Martens PLC	473,484	486,953
Elementis PLC	167,160	366,508
Elixirr International PLC	22,471	208,161
Empiric Student Property PLC	264,671	372,847
Epwin Group PLC	146,374	204,595
Essentra PLC	106,914	156,765
Eurocell PLC	82,077	179,959
Fevertree Drinks PLC	30,444	389,655
Firstgroup PLC	240,455	759,844
Focusrite PLC	48,471	112,918
Fonix PLC	70,363	219,360
Investments	Shares	Value
Forterra PLC(b)	69,148	$186,671
Franchise Brands PLC	70,843	145,134
FRP Advisory Group PLC	174,386	301,102
Fuller Smith & Turner PLC, Class A	16,090	131,853
Future PLC	13,147	131,337
FW Thorpe PLC	51,547	226,393
Galliford Try Holdings PLC	59,856	344,089
Gamma Communications PLC	17,060	266,043
Gateley Holdings PLC	132,594	239,844
GB Group PLC	51,570	167,132
Genuit Group PLC	61,072	329,320
Genus PLC	10,679	299,264
GlobalData PLC	204,856	414,068
Grainger PLC	200,002	602,960
Great Portland Estates PLC	142,227	698,719
H&T Group PLC	47,136	412,102
Halfords Group PLC	137,949	293,009
Hammerson PLC	209,673	859,102
Harbour Energy PLC	457,791	1,228,946
Hargreaves Services PLC	38,633	395,996
Harworth Group PLC	65,612	161,840
Hays PLC	537,214	525,258
Helical PLC	60,262	189,934
Henry Boot PLC	67,646	213,207
Hill & Smith PLC	24,089	591,545
Hilton Food Group PLC	43,128	511,810
Hollywood Bowl Group PLC	104,614	361,261
Hunting PLC	56,303	232,236
Ibstock PLC(b)	119,676	239,765
Impax Asset Management Group PLC	93,700	238,570
IntegraFin Holdings PLC(e)	91,146	407,180
James Halstead PLC(a)	223,117	487,668
Johnson Service Group PLC	117,922	245,623
Just Group PLC	235,112	426,574
Kainos Group PLC	44,603	455,051
Keller Group PLC	28,723	575,451
Keystone Law Group PLC	26,354	219,574
Kier Group PLC	171,641	491,585
Kitwave Group PLC	50,128	220,504
Knights Group Holdings PLC	103,528	270,971
Lancashire Holdings Ltd.	83,926	661,296
LSL Property Services PLC	71,641	311,209
Luceco PLC(b)	104,745	214,732
Macfarlane Group PLC	111,337	180,033
Marshalls PLC	66,917	246,672
Me Group International PLC	171,054	537,957
Mears Group PLC	60,865	322,782
Michelmersh Brick Holdings PLC	133,389	201,068
Midwich Group PLC	103,946	300,553
Mitie Group PLC	571,346	1,107,082
MJ Gleeson PLC	20,962	114,039

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Investments	Shares	Value
MONY Group PLC	267,913	$812,101
Morgan Advanced Materials PLC	128,840	388,423
Morgan Sindall Group PLC	18,904	1,185,157
Mortgage Advice Bureau Holdings Ltd.	26,389	318,227
MP Evans Group PLC	39,629	613,653
NCC Group PLC	117,768	234,006
Next 15 Group PLC	48,128	158,945
Nichols PLC	19,741	373,319
NIOX Group PLC	247,371	230,510
Norcros PLC	66,919	251,265
Oxford Instruments PLC	8,027	208,556
PageGroup PLC	133,533	487,843
PayPoint PLC	53,129	616,661
Pennon Group PLC	223,198	1,533,884
Pets at Home Group PLC	171,166	614,540
Polar Capital Holdings PLC	82,473	536,265
Premier Foods PLC	131,389	359,017
Primary Health Properties PLC	735,538	996,857
Property Franchise Group PLC	41,762	314,757
Reach PLC	281,121	281,991
Renew Holdings PLC	21,143	246,273
Restore PLC	51,865	189,765
Ricardo PLC	40,723	247,215
Sabre Insurance Group PLC(b)	183,724	372,110
Safestore Holdings PLC	69,597	675,235
Savills PLC	29,505	401,896
Secure Trust Bank PLC	17,809	198,653
Senior PLC	143,233	361,154
Serco Group PLC	277,959	769,420
Severfield PLC	211,268	108,856
Smiths News PLC	384,701	307,870
Speedy Hire PLC	435,896	174,122
Spire Healthcare Group PLC(b)	86,771	266,351
SSP Group PLC	194,485	459,201
SThree PLC	91,042	305,037
Supreme PLC	94,046	264,196
Tatton Asset Management PLC	25,138	232,867
Team Internet Group PLC	111,201	96,612
Telecom Plus PLC	45,242	1,197,789
TP ICAP Group PLC	568,058	2,121,243
Travis Perkins PLC	26,251	218,536
Treatt PLC	26,169	93,058
Tristel PLC	43,593	244,924
Vertu Motors PLC	216,118	188,060
Vesuvius PLC	145,623	783,051
Victorian Plumbing Group PLC	108,528	116,300
Victrex PLC	52,783	561,290
Volex PLC(a)	43,898	230,095
Volution Group PLC	44,409	359,658
Warpaint London PLC(a)	32,875	187,859
Investments	Shares	Value
WH Smith PLC	28,101	$419,739
Wickes Group PLC	177,580	546,313
Wilmington PLC	39,095	182,151
Workspace Group PLC	81,532	469,813
XPS Pensions Group PLC(e)	89,049	467,978
YouGov PLC	39,537	203,173
Young & Co.’s Brewery PLC, Class A	16,108	211,906
Yu Group PLC	11,012	255,026
Zigup PLC	200,396	974,874
Total United Kingdom		61,028,730
United States – 0.3%
Arcus Biosciences, Inc.	15,125	404,802
Noram Drilling AS*	67,194	151,390
RHI Magnesita NV	18,526	752,727
Total United States		1,308,919
TOTAL COMMON STOCKS (Cost: $341,474,156)		424,272,954
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c) (Cost: $46,078)	46,078	46,078
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%
United States – 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)	10,439,686	10,439,686
WisdomTree Government Money Market Digital Fund, 4.10%(c)(d)	1,700,000	1,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $12,139,686)		12,139,686
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $353,659,920)		436,458,718
Other Liabilities less Assets – (2.7)%		(11,355,396)
NET ASSETS – 100.0%		$425,103,322

*  Non-income producing security.

^  Share amount represents a fractional share.

(a)   Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,977,995 and the total market value of the collateral held by the Fund was $12,362,853. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $223,167.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2025.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$4,300,000	$2,600,000	$—	$—	$1,700,000	$2,675

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	220,538	AUD	144,427	USD	$105	$—
Bank of America NA	7/3/2025	25,535	CHF	31,937	USD	146	—
Bank of America NA	7/3/2025	109,562	DKK	17,196	USD	43	—
Bank of America NA	7/3/2025	277,290	EUR	324,715	USD	804	—
Bank of America NA	7/3/2025	201,692	GBP	276,993	USD	—	(603)
Bank of America NA	7/3/2025	823,922	ILS	242,824	USD	1,845	—
Bank of America NA	7/3/2025	130,327,881	JPY	902,814	USD	—	(448)
Bank of America NA	7/3/2025	880,034	NOK	87,433	USD	—	(470)
Bank of America NA	7/3/2025	1,753,581	SEK	184,786	USD	—	(776)
Bank of America NA	7/3/2025	176,603	SGD	138,639	USD	30	—
Bank of Montreal	7/2/2025	1,241,726	USD	12,000,000	JPY	170	—
Bank of Montreal	7/2/2025	35,665	USD	320,000	NOK	122	—
Citibank NA	7/2/2025	83,247	USD	280,000	HKD	—	(4)
Citibank NA	7/3/2025	1,270,960	USD	1,974,071	AUD	—	(22,762)
Citibank NA	7/3/2025	281,050	USD	230,053	CHF	—	(7,998)
Citibank NA	7/3/2025	151,324	USD	992,219	DKK	—	(4,800)
Citibank NA	7/3/2025	2,857,490	USD	2,512,236	EUR	—	(91,691)
Citibank NA	7/3/2025	2,437,538	USD	1,807,297	GBP	—	(39,102)
Citibank NA	7/3/2025	2,136,852	USD	7,518,644	ILS	—	(95,856)

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/3/2025	7,944,762	USD	1,142,517,155	JPY	$34,182	$—
Citibank NA	7/3/2025	769,407	USD	7,861,470	NOK	—	(7,445)
Citibank NA	7/3/2025	1,626,119	USD	15,591,262	SEK	—	(9,936)
Citibank NA	7/3/2025	1,220,022	USD	1,570,548	SGD	—	(13,177)
Goldman Sachs	7/3/2025	185,442	AUD	120,414	USD	1,117	—
Goldman Sachs	7/3/2025	21,444	CHF	26,627	USD	316	—
Goldman Sachs	7/3/2025	92,004	DKK	14,337	USD	140	—
Goldman Sachs	7/3/2025	232,872	EUR	270,725	USD	2,650	—
Goldman Sachs	7/3/2025	169,514	GBP	230,938	USD	1,356	—
Goldman Sachs	7/3/2025	689,481	ILS	202,450	USD	2,296	—
Goldman Sachs	7/3/2025	109,604,310	JPY	752,705	USD	6,175	—
Goldman Sachs	7/3/2025	739,717	NOK	72,895	USD	202	—
Goldman Sachs	7/3/2025	1,464,582	SEK	154,062	USD	—	(377)
Goldman Sachs	7/3/2025	147,951	SGD	115,588	USD	583	—
HSBC Holdings PLC	7/3/2025	1,858,491	AUD	1,217,992	USD	—	(14)
HSBC Holdings PLC	7/3/2025	214,368	CHF	269,337	USD	3	—
HSBC Holdings PLC	7/3/2025	921,624	DKK	145,017	USD	—	(1)
HSBC Holdings PLC	7/3/2025	2,332,655	EUR	2,738,402	USD	—	(35)
HSBC Holdings PLC	7/3/2025	1,704,648	GBP	2,335,951	USD	23	—
HSBC Holdings PLC	7/3/2025	6,896,047	ILS	2,047,797	USD	27	—
HSBC Holdings PLC	7/3/2025	1,099,618,545	JPY	7,613,658	USD	—	(100)
HSBC Holdings PLC	7/3/2025	7,461,707	NOK	737,341	USD	7	—
HSBC Holdings PLC	7/3/2025	14,850,904	SEK	1,558,350	USD	16	—
HSBC Holdings PLC	7/3/2025	1,489,016	SGD	1,169,176	USD	4	—
HSBC Holdings PLC	7/3/2025	1,270,959	USD	1,974,112	AUD	—	(22,792)
HSBC Holdings PLC	7/3/2025	281,049	USD	230,046	CHF	—	(7,990)
HSBC Holdings PLC	7/3/2025	151,320	USD	992,189	DKK	—	(4,799)
HSBC Holdings PLC	7/3/2025	2,857,487	USD	2,512,233	EUR	—	(91,691)
HSBC Holdings PLC	7/3/2025	2,437,534	USD	1,807,294	GBP	—	(39,101)
HSBC Holdings PLC	7/3/2025	2,136,850	USD	7,518,475	ILS	—	(95,808)
HSBC Holdings PLC	7/3/2025	7,944,761	USD	1,142,521,778	JPY	34,149	—
HSBC Holdings PLC	7/3/2025	769,405	USD	7,861,319	NOK	—	(7,432)
HSBC Holdings PLC	7/3/2025	1,626,119	USD	15,591,148	SEK	—	(9,924)
HSBC Holdings PLC	7/3/2025	1,220,018	USD	1,570,407	SGD	—	(13,071)
HSBC Holdings PLC	8/5/2025	160,194	USD	1,015,624	DKK	—	(3)
HSBC Holdings PLC	8/5/2025	2,837,447	USD	2,411,776	EUR	19	—
HSBC Holdings PLC	8/5/2025	2,453,361	USD	1,790,077	GBP	—	(45)
HSBC Holdings PLC	8/5/2025	2,368,838	USD	7,975,626	ILS	—	(86)
HSBC Holdings PLC	8/5/2025	7,773,632	USD	1,118,592,218	JPY	41	—
HSBC Holdings PLC	8/5/2025	1,539,609	USD	15,577,394	NOK	—	(5)
HSBC Holdings PLC	8/5/2025	1,586,665	USD	15,088,708	SEK	—	(40)
HSBC Holdings PLC	8/5/2025	1,241,728	USD	1,577,615	SGD	—	(27)
HSBC Holdings PLC	8/6/2025	1,242,004	USD	1,893,954	AUD	—	(11)
HSBC Holdings PLC	8/6/2025	282,917	USD	224,219	CHF	—	(7)
JPMorgan Chase Bank NA	7/3/2025	1,858,496	AUD	1,217,990	USD	—	(9)
JPMorgan Chase Bank NA	7/3/2025	214,368	CHF	269,337	USD	3	—
JPMorgan Chase Bank NA	7/3/2025	921,612	DKK	145,015	USD	—	(1)
JPMorgan Chase Bank NA	7/3/2025	2,332,665	EUR	2,738,399	USD	—	(21)
JPMorgan Chase Bank NA	7/3/2025	1,704,644	GBP	2,335,951	USD	18	—
JPMorgan Chase Bank NA	7/3/2025	6,896,014	ILS	2,047,796	USD	18	—
JPMorgan Chase Bank NA	7/3/2025	1,099,620,677	JPY	7,613,658	USD	—	(86)
JPMorgan Chase Bank NA	7/3/2025	7,461,704	NOK	737,341	USD	7	—
See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	7/3/2025	14,850,890	SEK	1,558,347	USD	$17	$—
JPMorgan Chase Bank NA	7/3/2025	1,489,020	SGD	1,169,175	USD	9	—
JPMorgan Chase Bank NA	8/5/2025	160,194	USD	1,015,613	DKK	—	(2)
JPMorgan Chase Bank NA	8/5/2025	2,837,443	USD	2,411,783	EUR	7	—
JPMorgan Chase Bank NA	8/5/2025	2,453,361	USD	1,790,068	GBP	—	(33)
JPMorgan Chase Bank NA	8/5/2025	2,368,836	USD	7,975,705	ILS	—	(111)
JPMorgan Chase Bank NA	8/5/2025	7,773,631	USD	1,118,597,360	JPY	5	—
JPMorgan Chase Bank NA	8/5/2025	1,539,607	USD	15,577,485	NOK	—	(16)
JPMorgan Chase Bank NA	8/5/2025	1,586,662	USD	15,088,802	SEK	—	(53)
JPMorgan Chase Bank NA	8/5/2025	1,241,726	USD	1,577,584	SGD	—	(5)
JPMorgan Chase Bank NA	8/6/2025	1,242,002	USD	1,893,947	AUD	—	(8)
JPMorgan Chase Bank NA	8/6/2025	282,915	USD	224,218	CHF	—	(8)
Morgan Stanley & Co. International	7/3/2025	1,858,491	AUD	1,217,992	USD	—	(14)
Morgan Stanley & Co. International	7/3/2025	214,366	CHF	269,337	USD	1	—
Morgan Stanley & Co. International	7/3/2025	921,625	DKK	145,017	USD	—	(1)
Morgan Stanley & Co. International	7/3/2025	2,332,663	EUR	2,738,402	USD	—	(26)
Morgan Stanley & Co. International	7/3/2025	1,704,646	GBP	2,335,951	USD	19	—
Morgan Stanley & Co. International	7/3/2025	6,896,026	ILS	2,047,797	USD	21	—
Morgan Stanley & Co. International	7/3/2025	1,099,664,562	JPY	7,613,658	USD	218	—
Morgan Stanley & Co. International	7/3/2025	7,461,710	NOK	737,341	USD	8	—
Morgan Stanley & Co. International	7/3/2025	14,850,912	SEK	1,558,350	USD	17	—
Morgan Stanley & Co. International	7/3/2025	1,489,026	SGD	1,169,176	USD	12	—
Morgan Stanley & Co. International	7/3/2025	1,270,960	USD	1,974,129	AUD	—	(22,802)
Morgan Stanley & Co. International	7/3/2025	281,050	USD	230,053	CHF	—	(7,997)
Morgan Stanley & Co. International	7/3/2025	151,324	USD	992,224	DKK	—	(4,800)
Morgan Stanley & Co. International	7/3/2025	2,857,490	USD	2,512,238	EUR	—	(91,694)
Morgan Stanley & Co. International	7/3/2025	2,437,538	USD	1,807,301	GBP	—	(39,107)
Morgan Stanley & Co. International	7/3/2025	2,136,852	USD	7,519,358	ILS	—	(96,068)
Morgan Stanley & Co. International	7/3/2025	7,944,762	USD	1,142,522,264	JPY	34,147	—
Morgan Stanley & Co. International	7/3/2025	769,407	USD	7,861,405	NOK	—	(7,439)
Morgan Stanley & Co. International	7/3/2025	1,626,119	USD	15,591,053	SEK	—	(9,914)
Morgan Stanley & Co. International	7/3/2025	1,220,022	USD	1,570,542	SGD	—	(13,172)
Morgan Stanley & Co. International	8/5/2025	160,194	USD	1,015,616	DKK	—	(2)
Morgan Stanley & Co. International	8/5/2025	2,837,447	USD	2,411,784	EUR	10	—
Morgan Stanley & Co. International	8/5/2025	2,453,361	USD	1,790,087	GBP	—	(60)
Morgan Stanley & Co. International	8/5/2025	2,368,838	USD	7,975,721	ILS	—	(114)
Morgan Stanley & Co. International	8/5/2025	7,773,632	USD	1,118,642,311	JPY	—	(307)
Morgan Stanley & Co. International	8/5/2025	1,539,609	USD	15,577,592	NOK	—	(25)
Morgan Stanley & Co. International	8/5/2025	1,586,665	USD	15,088,875	SEK	—	(58)
Morgan Stanley & Co. International	8/5/2025	1,241,728	USD	1,577,630	SGD	—	(39)
Morgan Stanley & Co. International	8/6/2025	1,242,004	USD	1,893,969	AUD	—	(21)
Morgan Stanley & Co. International	8/6/2025	282,917	USD	224,220	CHF	—	(7)
Royal Bank of Canada	7/3/2025	1,858,494	AUD	1,217,992	USD	—	(13)
Royal Bank of Canada	7/3/2025	214,367	CHF	269,337	USD	2	—
Royal Bank of Canada	7/3/2025	921,614	DKK	145,017	USD	—	(3)
Royal Bank of Canada	7/3/2025	2,332,659	EUR	2,738,402	USD	—	(31)
Royal Bank of Canada	7/3/2025	1,704,648	GBP	2,335,951	USD	23	—
Royal Bank of Canada	7/3/2025	6,895,952	ILS	2,047,797	USD	—	(1)
Royal Bank of Canada	7/3/2025	1,099,619,809	JPY	7,613,658	USD	—	(92)
Royal Bank of Canada	7/3/2025	7,461,676	NOK	737,341	USD	4	—
Royal Bank of Canada	7/3/2025	14,850,832	SEK	1,558,350	USD	8	—
Royal Bank of Canada	7/3/2025	1,489,019	SGD	1,169,176	USD	7	—

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	8/5/2025	160,194	USD	1,015,613	DKK	$—	$(2)
Royal Bank of Canada	8/5/2025	2,837,447	USD	2,411,780	EUR	14	—
Royal Bank of Canada	8/5/2025	2,453,361	USD	1,790,074	GBP	—	(42)
Royal Bank of Canada	8/5/2025	2,368,838	USD	7,975,636	ILS	—	(89)
Royal Bank of Canada	8/5/2025	7,773,632	USD	1,118,592,731	JPY	38	—
Royal Bank of Canada	8/5/2025	1,539,609	USD	15,577,470	NOK	—	(13)
Royal Bank of Canada	8/5/2025	1,586,665	USD	15,088,840	SEK	—	(54)
Royal Bank of Canada	8/5/2025	1,241,728	USD	1,577,613	SGD	—	(25)
Royal Bank of Canada	8/6/2025	1,242,004	USD	1,893,937	AUD	0^	—
Royal Bank of Canada	8/6/2025	282,917	USD	224,219	CHF	—	(7)
Standard Chartered Bank	7/3/2025	1,270,960	USD	1,974,043	AUD	—	(22,745)
Standard Chartered Bank	7/3/2025	281,050	USD	230,048	CHF	—	(7,991)
Standard Chartered Bank	7/3/2025	151,324	USD	992,230	DKK	—	(4,801)
Standard Chartered Bank	7/3/2025	2,857,490	USD	2,512,243	EUR	—	(91,699)
Standard Chartered Bank	7/3/2025	2,437,538	USD	1,807,316	GBP	—	(39,127)
Standard Chartered Bank	7/3/2025	2,136,852	USD	7,518,407	ILS	—	(95,787)
Standard Chartered Bank	7/3/2025	7,944,762	USD	1,142,520,333	JPY	34,160	—
Standard Chartered Bank	7/3/2025	769,407	USD	7,861,224	NOK	—	(7,421)
Standard Chartered Bank	7/3/2025	1,626,119	USD	15,590,497	SEK	—	(9,855)
Standard Chartered Bank	7/3/2025	1,220,022	USD	1,570,343	SGD	—	(13,016)
UBS Group AG	7/3/2025	1,858,489	AUD	1,217,992	USD	—	(16)
UBS Group AG	7/3/2025	214,367	CHF	269,337	USD	2	—
UBS Group AG	7/3/2025	921,622	DKK	145,017	USD	—	(2)
UBS Group AG	7/3/2025	2,332,661	EUR	2,738,402	USD	—	(28)
UBS Group AG	7/3/2025	1,704,656	GBP	2,335,951	USD	33	—
UBS Group AG	7/3/2025	6,896,053	ILS	2,047,797	USD	29	—
UBS Group AG	7/3/2025	1,099,591,897	JPY	7,613,658	USD	—	(285)
UBS Group AG	7/3/2025	7,461,687	NOK	737,341	USD	5	—
UBS Group AG	7/3/2025	14,850,730	SEK	1,558,350	USD	—	(2)
UBS Group AG	7/3/2025	1,489,023	SGD	1,169,176	USD	10	—
UBS Group AG	7/3/2025	1,270,960	USD	1,974,104	AUD	—	(22,786)
UBS Group AG	7/3/2025	281,050	USD	230,049	CHF	—	(7,992)
UBS Group AG	7/3/2025	151,324	USD	992,219	DKK	—	(4,800)
UBS Group AG	7/3/2025	2,857,490	USD	2,512,247	EUR	—	(91,704)
UBS Group AG	7/3/2025	2,437,538	USD	1,807,293	GBP	—	(39,096)
UBS Group AG	7/3/2025	2,136,852	USD	7,518,209	ILS	—	(95,727)
UBS Group AG	7/3/2025	7,944,762	USD	1,142,519,539	JPY	34,166	—
UBS Group AG	7/3/2025	769,407	USD	7,861,376	NOK	—	(7,436)
UBS Group AG	7/3/2025	1,626,119	USD	15,591,141	SEK	—	(9,923)
UBS Group AG	7/3/2025	1,220,022	USD	1,570,457	SGD	—	(13,106)
UBS Group AG	8/5/2025	160,194	USD	1,015,614	DKK	—	(2)
UBS Group AG	8/5/2025	2,837,447	USD	2,411,788	EUR	5	—
UBS Group AG	8/5/2025	2,453,361	USD	1,790,091	GBP	—	(65)
UBS Group AG	8/5/2025	2,368,838	USD	7,975,641	ILS	—	(90)
UBS Group AG	8/5/2025	7,773,632	USD	1,118,564,233	JPY	236	—
UBS Group AG	8/5/2025	1,539,609	USD	15,577,658	NOK	—	(31)
UBS Group AG	8/5/2025	1,586,665	USD	15,089,003	SEK	—	(71)
UBS Group AG	8/5/2025	1,241,728	USD	1,577,597	SGD	—	(14)
UBS Group AG	8/6/2025	1,242,004	USD	1,893,969	AUD	—	(21)
UBS Group AG	8/6/2025	282,917	USD	224,220	CHF	—	(7)
						$189,850	$(1,468,465)

^  Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (concluded) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$424,272,954	$—	$—	$424,272,954
Mutual Fund	—	46,078	—	46,078
Investment of Cash Collateral for Securities Loaned	—	12,139,686	—	12,139,686
Total Investments in Securities	$424,272,954	$12,185,764	$—	$436,458,718
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$189,850	$—	$189,850
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,468,465)	$—	$(1,468,465)
Total – Net	$424,272,954	$10,907,149	$—	$435,180,103

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 100.3%
Argentina – 0.1%
Banks – 0.1%
Grupo Financiero Galicia SA, ADR*	1,537	$77,449
Brazil – 6.3%
Aerospace & Defense – 0.3%
Embraer SA	16,709	235,763
Banks – 0.3%
Banco Bradesco SA	33,685	89,553
Banco Santander Brasil SA	9,010	49,013
Itau Unibanco Holding SA	11,271	68,128
Itausa SA	23,150	46,361
Total Banks		253,055
Beverages – 0.3%
Ambev SA	94,614	230,908
Broadline Retail – 2.1%
MercadoLibre, Inc.*	717	1,873,973
Capital Markets – 0.4%
B3 SA – Brasil Bolsa Balcao	127,004	339,276
Commercial Services & Supplies – 0.0%
GPS Participacoes & Empreendimentos SA(a)	6,792	19,675
Consumer Staples Distribution & Retail – 0.2%
Raia Drogasil SA	23,271	64,468
Sendas Distribuidora SA	35,915	74,096
Total Consumer Staples Distribution & Retail		138,564
Containers & Packaging – 0.1%
Klabin SA	20,065	67,829
Diversified Telecommunication Services – 0.1%
Telefonica Brasil SA	17,440	98,706
Electric Utilities – 0.3%
CPFL Energia SA	4,372	32,731
Energisa SA	6,023	53,323
Equatorial Energia SA	23,016	151,645
Transmissora Alianca de Energia Eletrica SA	3,948	25,267
Total Electric Utilities		262,966
Electrical Equipment – 0.3%
WEG SA	34,910	273,633
Food Products – 0.1%
BRF SA	12,850	47,418
Ground Transportation – 0.3%
Localiza Rent a Car SA	19,861	147,451
Rumo SA	28,976	98,377
Total Ground Transportation		245,828
Health Care Providers & Services – 0.2%
Hapvida Participacoes & Investimentos SA*(a)	6,521	44,027
Rede D’Or Sao Luiz SA(a)	25,775	167,273
Total Health Care Providers & Services		211,300
Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.0%
Arcos Dorados Holdings, Inc., Class A	2,449	$19,323
Household Durables – 0.0%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	6,435	30,820
Independent Power & Renewable Electricity Producers – 0.1%
Eneva SA*	30,411	76,057
Engie Brasil Energia SA	5,106	42,483
Total Independent Power & Renewable Electricity Producers		118,540
Insurance – 0.1%
Porto Seguro SA	4,551	46,028
Metals & Mining – 0.0%
Cia Siderurgica Nacional SA	17,659	24,072
Oil, Gas & Consumable Fuels – 0.3%
Brava Energia*	9,937	31,680
Cosan SA*	14,822	18,630
PRIO SA*	16,934	131,554
Ultrapar Participacoes SA	18,329	58,904
Total Oil, Gas & Consumable Fuels		240,768
Paper & Forest Products – 0.2%
Suzano SA	14,503	136,079
Personal Care Products – 0.0%
Natura & Co. Holding SA*	15,684	31,754
Pharmaceuticals – 0.0%
Hypera SA	7,018	34,962
Real Estate Management & Development – 0.1%
Allos SA	8,295	34,531
Multiplan Empreendimentos Imobiliarios SA	8,169	40,726
Total Real Estate Management & Development		75,257
Software – 0.1%
TOTVS SA	10,758	83,200
Specialty Retail – 0.2%
Lojas Renner SA	25,126	90,600
Vibra Energia SA	25,508	101,231
Total Specialty Retail		191,831
Textiles, Apparel & Luxury Goods – 0.0%
Azzas 2154 SA	3,257	25,660
Transportation Infrastructure – 0.1%
Motiva Infraestrutura de Mobilidade SA	23,856	60,275
Santos Brasil Participacoes SA	10,671	27,040
Total Transportation Infrastructure		87,315
Water Utilities – 0.0%
Cia de Sanena do Parana	5,693	39,731
Wireless Telecommunication Services – 0.1%
TIM SA	19,646	79,371
Total Brazil		5,563,605

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Chile – 0.6%
Banks – 0.2%
Banco de Chile	656,170	$99,048
Banco de Credito & Inversiones SA	1,252	52,767
Banco Santander Chile	863,069	54,100
Total Banks		205,915
Broadline Retail – 0.1%
Falabella SA	11,805	62,603
Consumer Staples Distribution & Retail – 0.1%
Cencosud SA	19,904	67,596
Electric Utilities – 0.1%
Enel Americas SA	296,814	28,857
Enel Chile SA	283,207	20,929
Total Electric Utilities		49,786
Paper & Forest Products – 0.0%
Empresas CMPC SA	16,350	24,943
Passenger Airlines – 0.1%
Latam Airlines Group SA	2,618,585	52,909
Real Estate Management & Development – 0.0%
Parque Arauco SA	13,308	28,015
Specialty Retail – 0.0%
Empresas Copec SA	5,319	36,150
Total Chile		527,917
China – 0.2%
Chemicals – 0.0%
Jinan Acetate Chemical Co. Ltd.	10,000	30,981
Machinery – 0.1%
Airtac International Group	2,000	59,633
Semiconductors & Semiconductor Equipment – 0.1%
Silergy Corp.	5,000	60,848
Total China		151,462
Czech Republic – 0.2%
Banks – 0.2%
Komercni Banka AS	2,650	127,735
Moneta Money Bank AS(a)	8,701	59,833
Total Czech Republic		187,568
Hungary – 0.4%
Banks – 0.3%
OTP Bank Nyrt	3,275	260,651
Oil, Gas & Consumable Fuels – 0.0%
MOL Hungarian Oil & Gas PLC	5,976	51,844
Pharmaceuticals – 0.1%
Richter Gedeon Nyrt	2,146	63,024
Total Hungary		375,519
India – 28.6%
Air Freight & Logistics – 0.0%
Delhivery Ltd.*	7,897	35,249
Investments	Shares	Value
Automobile Components – 0.7%
Apollo Tyres Ltd.	6,225	$32,577
Asahi India Glass Ltd.	1,763	15,606
Balkrishna Industries Ltd.	1,383	39,434
Bharat Forge Ltd.	4,388	66,930
Bosch Ltd.	133	50,681
Exide Industries Ltd.	7,677	34,710
Motherson Sumi Wiring India Ltd.	37,440	26,072
MRF Ltd.	42	69,719
Samvardhana Motherson International Ltd.	44,590	80,502
Sona Blw Precision Forgings Ltd.(a)	7,584	42,567
Sundram Fasteners Ltd.	1,771	21,440
Tube Investments of India Ltd.	1,519	55,067
UNO Minda Ltd.	3,221	41,476
ZF Commercial Vehicle Control Systems India Ltd.	105	16,397
Total Automobile Components		593,178
Automobiles – 1.8%
Bajaj Auto Ltd.	1,120	109,388
Eicher Motors Ltd.	2,257	148,866
Hero MotoCorp Ltd.	2,050	101,283
Mahindra & Mahindra Ltd.	14,203	527,180
Maruti Suzuki India Ltd.	2,179	315,061
Tata Motors Ltd.	28,060	225,108
TVS Motor Co. Ltd.	3,868	131,610
Total Automobiles		1,558,496
Banks – 5.5%
AU Small Finance Bank Ltd.(a)	5,690	54,239
Axis Bank Ltd.	38,234	534,634
Bandhan Bank Ltd.(a)	16,201	35,825
Federal Bank Ltd.	27,628	68,658
HDFC Bank Ltd.	92,517	2,159,198
ICICI Bank Ltd.	83,413	1,406,233
IDFC First Bank Ltd.*	49,285	41,860
IndusInd Bank Ltd.*	9,120	92,742
Karur Vysya Bank Ltd.	3,708	11,568
Kotak Mahindra Bank Ltd.	17,180	433,406
RBL Bank Ltd.(a)	9,831	28,484
Total Banks		4,866,847
Beverages – 0.3%
Radico Khaitan Ltd.	1,297	39,581
United Breweries Ltd.	1,274	28,984
United Spirits Ltd.	4,588	76,401
Varun Beverages Ltd.	19,406	103,536
Total Beverages		248,502
Biotechnology – 0.0%
Biocon Ltd.	7,376	30,593
Building Products – 0.1%
Astral Ltd.	2,374	41,711
Blue Star Ltd.	2,380	45,391
Kajaria Ceramics Ltd.	1,271	16,021
Total Building Products		103,123
See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Capital Markets – 0.3%
360 ONE WAM Ltd.	3,883	$54,084
Angel One Ltd.	706	24,061
CRISIL Ltd.	348	24,542
HDFC Asset Management Co. Ltd.(a)	1,589	96,196
Indian Energy Exchange Ltd.(a)	6,658	14,992
Kfin Technologies Ltd.	1,257	19,754
Multi Commodity Exchange of India Ltd.	341	35,563
Nippon Life India Asset Management Ltd.(a)	2,432	22,688
Total Capital Markets		291,880
Chemicals – 1.2%
Aarti Industries Ltd.	3,965	22,167
Asian Paints Ltd.	7,600	207,467
Atul Ltd.	267	23,271
Berger Paints India Ltd.	5,195	35,900
Carborundum Universal Ltd.	2,157	24,283
Castrol India Ltd.	8,437	21,814
Coromandel International Ltd.	2,147	62,718
Deepak Nitrite Ltd.	1,164	26,970
EID Parry India Ltd.*	1,577	20,411
Gujarat Fluorochemicals Ltd.	677	28,662
Himadri Speciality Chemical Ltd.	3,129	18,892
Linde India Ltd.	365	28,326
Navin Fluorine International Ltd.	625	35,128
PCBL CHEMICAL Ltd.	3,860	18,854
PI Industries Ltd.	1,391	66,577
Pidilite Industries Ltd.	2,475	88,149
Solar Industries India Ltd.	407	83,517
SRF Ltd.	2,264	85,589
Supreme Industries Ltd.	1,067	54,636
Tata Chemicals Ltd.	2,939	32,099
UPL Ltd.	8,929	68,847
Total Chemicals		1,054,277
Commercial Services & Supplies – 0.0%
CMS Info Systems Ltd.	2,536	14,800
Construction & Engineering – 0.7%
IRB Infrastructure Developers Ltd.	40,660	23,521
Kalpataru Projects International Ltd.	1,957	28,004
KEC International Ltd.	1,873	20,059
Larsen & Toubro Ltd.	10,860	464,716
NCC Ltd.	9,401	25,263
Voltas Ltd.	3,737	57,262
Total Construction & Engineering		618,825
Construction Materials – 0.8%
ACC Ltd.	1,558	34,830
Ambuja Cements Ltd.	11,240	75,682
Dalmia Bharat Ltd.	1,369	35,240
Grasim Industries Ltd.	4,893	162,292
Investments	Shares	Value
JK Cement Ltd.	567	$40,660
Ramco Cements Ltd.	2,302	28,861
Shree Cement Ltd.	154	55,721
UltraTech Cement Ltd.	1,822	256,920
Total Construction Materials		690,206
Consumer Staples Distribution & Retail – 0.2%
Avenue Supermarts Ltd.*(a)	2,636	134,391
Diversified Telecommunication Services – 0.2%
HFCL Ltd.	17,531	17,691
Indus Towers Ltd.*	22,552	110,735
Tata Communications Ltd.	2,088	41,161
Total Diversified Telecommunication Services		169,587
Electric Utilities – 0.3%
Adani Energy Solutions Ltd.*	6,328	65,062
CESC Ltd.	7,584	15,189
Reliance Infrastructure Ltd.*	4,832	23,081
Tata Power Co. Ltd.	27,035	127,814
Torrent Power Ltd.	2,510	42,953
Total Electric Utilities		274,099
Electrical Equipment – 0.7%
ABB India Ltd.	959	67,995
Amara Raja Energy & Mobility Ltd.	1,552	17,458
CG Power & Industrial Solutions Ltd.	10,270	81,689
Finolex Cables Ltd.	914	10,440
GE Vernova T&D India Ltd.	1,579	43,472
Havells India Ltd.	4,260	77,049
Hitachi Energy India Ltd.	152	35,460
Inox Wind Ltd.*	11,133	22,762
KEI Industries Ltd.	890	39,359
Polycab India Ltd.	726	55,457
Suzlon Energy Ltd.*	197,245	155,754
Triveni Turbine Ltd.	2,190	15,640
V-Guard Industries Ltd.	1,756	7,930
Total Electrical Equipment		630,465
Electronic Equipment, Instruments & Components – 0.1%
Honeywell Automation India Ltd.	43	19,732
Kaynes Technology India Ltd.*	562	39,942
Redington Ltd.	9,137	34,663
Total Electronic Equipment, Instruments & Components		94,337
Entertainment – 0.0%
PVR Inox Ltd.*	706	7,986
Financial Services – 0.2%
Bajaj Finserv Ltd.	6,253	149,909
One 97 Communications Ltd.*	5,533	59,614
Total Financial Services		209,523
Food Products – 0.6%
Britannia Industries Ltd.	1,853	126,421
Marico Ltd.	8,332	70,180

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Nestle India Ltd.	5,745	$165,149
Patanjali Foods Ltd.	1,589	30,583
Tata Consumer Products Ltd.	10,736	137,567
Total Food Products		529,900
Gas Utilities – 0.0%
Adani Total Gas Ltd.	4,873	38,397
Health Care Providers & Services – 0.6%
Apollo Hospitals Enterprise Ltd.	1,609	135,872
Aster DM Healthcare Ltd.(a)	3,630	25,229
Dr. Lal PathLabs Ltd.(a)	654	21,324
Fortis Healthcare Ltd.	7,879	72,993
Global Health Ltd.*	1,778	23,568
Krishna Institute of Medical Sciences Ltd.*(a)	4,445	34,913
Max Healthcare Institute Ltd.	12,100	180,033
Narayana Hrudayalaya Ltd.	1,211	30,648
Total Health Care Providers & Services		524,580
Hotels, Restaurants & Leisure – 0.6%
Devyani International Ltd.*	7,984	15,619
Eternal Ltd.*	104,309	321,283
Indian Hotels Co. Ltd.	14,490	128,460
Jubilant Foodworks Ltd.	6,653	54,444
Total Hotels, Restaurants & Leisure		519,806
Household Durables – 0.2%
Amber Enterprises India Ltd.*	262	20,681
Crompton Greaves Consumer Electricals Ltd.	10,727	44,423
Dixon Technologies India Ltd.	516	90,149
Total Household Durables		155,253
Independent Power & Renewable Electricity Producers – 0.3%
Adani Green Energy Ltd.*	6,592	78,833
Adani Power Ltd.*	13,342	91,127
Jaiprakash Power Ventures Ltd.*	79,778	17,024
JSW Energy Ltd.	7,819	47,602
Total Independent Power & Renewable Electricity Producers		234,586
Independent Power and Renewable Electricity Producers – 0.0%
Reliance Power Ltd.*	39,984	32,771
Industrial Conglomerates – 0.1%
3M India Ltd.	35	11,631
Apar Industries Ltd.	304	30,916
Nava Ltd.	3,442	24,352
Siemens Ltd.	1,081	40,985
Total Industrial Conglomerates		107,884
Insurance – 0.5%
HDFC Life Insurance Co. Ltd.(a)	15,108	143,452
ICICI Lombard General Insurance Co. Ltd.(a)	3,695	87,903
ICICI Prudential Life Insurance Co. Ltd.(a)	6,238	47,854
Max Financial Services Ltd.*	3,694	70,947
PB Fintech Ltd.*	4,754	101,106
Star Health & Allied Insurance Co. Ltd.*	3,848	18,966
Total Insurance		470,228
Investments	Shares	Value
Interactive Media & Services – 0.1%
Info Edge India Ltd.	5,855	$101,609
IT Services – 2.9%
Coforge Ltd.	4,680	105,022
Cyient Ltd.	1,788	26,866
HCL Technologies Ltd.	15,284	308,068
Infosys Ltd.	51,057	953,628
LTIMindtree Ltd.(a)	1,323	82,024
Mphasis Ltd.	1,895	62,874
Persistent Systems Ltd.	1,577	111,094
Sonata Software Ltd.	1,411	6,747
Tata Consultancy Services Ltd.	14,199	573,192
Tata Technologies Ltd.	2,899	24,034
Tech Mahindra Ltd.	9,040	177,827
Wipro Ltd.	40,427	125,382
Total IT Services		2,556,758
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	2,029	161,106
Syngene International Ltd.(a)	2,954	22,007
Total Life Sciences Tools & Services		183,113
Machinery – 0.4%
AIA Engineering Ltd.	630	24,314
Ashok Leyland Ltd.	23,577	68,980
Cummins India Ltd.	2,210	87,601
Elgi Equipments Ltd.	4,091	25,590
Escorts Kubota Ltd.	566	22,008
Grindwell Norton Ltd.	894	18,026
Kirloskar Oil Engines Ltd.	1,330	13,198
Schaeffler India Ltd.	654	30,865
SKF India Ltd.	417	23,416
Thermax Ltd.	644	25,677
Timken India Ltd.	668	27,249
Titagarh Rail System Ltd.	963	10,587
Total Machinery		377,511
Media – 0.1%
Affle 3i Ltd.*	863	20,109
Zee Entertainment Enterprises Ltd.	15,455	26,356
Total Media		46,465
Metals & Mining – 1.1%
APL Apollo Tubes Ltd.	2,988	60,593
Hindalco Industries Ltd.	22,284	180,031
Jindal Stainless Ltd.	5,170	42,507
Jindal Steel & Power Ltd.	5,976	65,620
JSW Steel Ltd.	14,539	173,007
Lloyds Metals & Energy Ltd.	2,216	41,056
Ramkrishna Forgings Ltd.	1,043	8,202
Ratnamani Metals & Tubes Ltd.	229	7,826
Tata Steel Ltd.	112,216	209,044
Vedanta Ltd.	26,840	144,230
Welspun Corp. Ltd.*	2,480	26,735
Total Metals & Mining		958,851

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 2.3%
Aegis Logistics Ltd.	2,068	$18,707
Great Eastern Shipping Co. Ltd.	710	8,104
Reliance Industries Ltd.	116,511	2,038,671
Total Oil, Gas & Consumable Fuels		2,065,482
Paper & Forest Products – 0.0%
Aditya Birla Real Estate Ltd.	639	18,149
Passenger Airlines – 0.2%
InterGlobe Aviation Ltd.*(a)	3,073	214,153
Personal Care Products – 0.7%
Colgate-Palmolive India Ltd.	1,994	55,967
Dabur India Ltd.	9,737	55,094
Emami Ltd.	3,774	25,154
Godrej Consumer Products Ltd.	6,165	84,711
Hindustan Unilever Ltd.	14,125	377,930
Procter & Gamble Hygiene & Health Care Ltd.	126	19,638
Total Personal Care Products		618,494
Pharmaceuticals – 1.4%
Ajanta Pharma Ltd.	693	20,800
Alkem Laboratories Ltd.	754	43,424
Aurobindo Pharma Ltd.*	4,781	63,263
Cipla Ltd.	8,513	149,484
Cohance Lifesciences Ltd.*	1,410	15,913
Concord Biotech Ltd.*	980	21,022
Dr. Reddy’s Laboratories Ltd.	9,186	137,458
Gland Pharma Ltd.(a)	1,164	24,887
GlaxoSmithKline Pharmaceuticals Ltd.	661	26,114
Glenmark Pharmaceuticals Ltd.	2,092	42,782
Ipca Laboratories Ltd.	2,139	34,664
JB Chemicals & Pharmaceuticals Ltd.	1,253	24,535
Laurus Labs Ltd.(a)	6,562	55,462
Lupin Ltd.	3,592	81,172
Mankind Pharma Ltd.*	1,367	36,977
Natco Pharma Ltd.	1,706	18,434
Neuland Laboratories Ltd.	136	19,030
Piramal Pharma Ltd.	9,295	22,043
Strides Pharma Science Ltd.	288	3,021
Sun Pharmaceutical Industries Ltd.	16,169	315,933
Torrent Pharmaceuticals Ltd.	1,314	52,220
Zydus Lifesciences Ltd.	4,049	46,739
Total Pharmaceuticals		1,255,377
Professional Services – 0.1%
Computer Age Management Services Ltd.	809	40,471
Firstsource Solutions Ltd.	4,695	20,510
L&T Technology Services Ltd.(a)	354	18,171
Total Professional Services		79,152
Real Estate Management & Development – 0.5%
Anant Raj Ltd.	2,150	14,201
Brigade Enterprises Ltd.	2,454	31,757
DLF Ltd.	11,250	109,903
Godrej Properties Ltd.*	2,164	59,124
Investments	Shares	Value
Macrotech Developers Ltd.(a)	4,633	$74,778
Oberoi Realty Ltd.	1,946	43,240
Phoenix Mills Ltd.	3,486	63,480
Prestige Estates Projects Ltd.	3,032	58,597
Total Real Estate Management & Development		455,080
Software – 0.2%
Birlasoft Ltd.	1,300	6,571
Intellect Design Arena Ltd.*	1,498	20,068
KPIT Technologies Ltd.	2,531	37,148
Oracle Financial Services Software Ltd.	355	37,197
Tata Elxsi Ltd.	639	47,016
Total Software		148,000
Specialty Retail – 0.3%
Aditya Birla Lifestyle Brands Ltd.*	6,635	12,153
FSN E-Commerce Ventures Ltd.*	19,047	46,283
Trent Ltd.	2,825	204,809
Total Specialty Retail		263,245
Textiles, Apparel & Luxury Goods – 0.5%
Bata India Ltd.	1,352	19,252
Kalyan Jewellers India Ltd.	3,928	25,459
KPR Mill Ltd.	1,343	17,868
Page Industries Ltd.	99	57,038
Swan Energy Ltd.	2,776	14,455
Titan Co. Ltd.*	6,607	284,295
Total Textiles, Apparel & Luxury Goods		418,367
Tobacco – 0.0%
Godfrey Phillips India Ltd.	201	21,039
Trading Companies & Distributors – 0.2%
Adani Enterprises Ltd.	4,329	132,222
IndiaMart InterMesh Ltd.(a)	206	6,241
Total Trading Companies & Distributors		138,463
Transportation Infrastructure – 0.3%
Adani Ports & Special Economic Zone Ltd.	11,666	197,272
GMR Airports Infrastructure Ltd.*	55,876	55,505
JSW Infrastructure Ltd.	4,754	17,356
Total Transportation Infrastructure		270,133
Wireless Telecommunication Services – 1.1%
Bharti Airtel Ltd.	42,164	988,022
Total India		25,417,232
Indonesia – 2.1%
Banks – 0.7%
Bank Central Asia Tbk. PT	1,157,700	618,605
Broadline Retail – 0.1%
GoTo Gojek Tokopedia Tbk. PT*	27,270,400	97,424
Chemicals – 0.3%
Barito Pacific Tbk. PT*	703,879	71,970
Chandra Asri Pacific Tbk. PT	280,800	170,798
Total Chemicals		242,768

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Consumer Staples Distribution & Retail – 0.1%
Sumber Alfaria Trijaya Tbk. PT	341,000	$50,199
Containers & Packaging – 0.0%
Pantai Indah Kapuk Dua Tbk. PT	39,600	27,563
Diversified Telecommunication Services – 0.0%
Sarana Menara Nusantara Tbk. PT	209,900	6,387
Food Products – 0.2%
Charoen Pokphand Indonesia Tbk. PT	163,300	47,275
Indofood CBP Sukses Makmur Tbk. PT	63,000	40,745
Indofood Sukses Makmur Tbk. PT	99,200	49,646
Total Food Products		137,666
Health Care Providers & Services – 0.0%
Medikaloka Hermina Tbk. PT	181,000	15,776
Mitra Keluarga Karyasehat Tbk. PT	103,400	16,177
Total Health Care Providers & Services		31,953
Independent Power and Renewable Electricity Producers – 0.2%
Barito Renewables Energy Tbk. PT	382,700	138,489
Industrial Conglomerates – 0.1%
Astra International Tbk. PT	470,600	130,440
Metals & Mining – 0.3%
Amman Mineral Internasional PT*	284,800	148,233
Bumi Resources Minerals Tbk. PT*	1,270,400	30,987
Merdeka Battery Materials Tbk. PT*	728,100	20,630
Merdeka Copper Gold Tbk. PT*	264,500	32,584
Total Metals & Mining		232,434
Oil, Gas & Consumable Fuels – 0.1%
Bumi Resources Tbk. PT*	3,310,200	24,263
United Tractors Tbk. PT	39,200	51,792
Total Oil, Gas & Consumable Fuels		76,055
Paper & Forest Products – 0.0%
Indah Kiat Pulp & Paper Tbk. PT	65,900	23,340
Pharmaceuticals – 0.0%
Kalbe Farma Tbk. PT	439,300	41,265
Wireless Telecommunication Services – 0.0%
Indosat Tbk. PT	171,900	22,129
Total Indonesia		1,876,717
Malaysia – 1.8%
Banks – 0.3%
Alliance Bank Malaysia Bhd.	48,300	49,441
Hong Leong Bank Bhd.	40,900	190,391
Hong Leong Financial Group Bhd.	12,000	47,310
Total Banks		287,142
Food Products – 0.4%
Nestle Malaysia Bhd.	2,900	52,841
PPB Group Bhd.	40,300	98,393
QL Resources Bhd.	93,300	101,931
United Plantations Bhd.	15,300	80,016
Total Food Products		333,181
Investments	Shares	Value
Health Care Equipment & Supplies – 0.1%
Hartalega Holdings Bhd.	85,300	$33,225
Top Glove Corp. Bhd.*	234,000	39,458
Total Health Care Equipment & Supplies		72,683
Hotels, Restaurants & Leisure – 0.1%
Genting Malaysia Bhd.	138,800	63,623
Industrial Conglomerates – 0.1%
Sunway Bhd.	115,300	128,705
Metals & Mining – 0.3%
Press Metal Aluminium Holdings Bhd.	208,900	257,001
Multi-Utilities – 0.3%
YTL Corp. Bhd.	281,300	154,997
YTL Power International Bhd.	161,640	152,791
Total Multi-Utilities		307,788
Professional Services – 0.1%
My EG Services Bhd.	276,600	62,408
Specialty Retail – 0.1%
Mr. DIY Group M Bhd.(a)	237,100	92,351
Total Malaysia		1,604,882
Mexico – 2.7%
Banks – 0.4%
Banco del Bajio SA(a)	6,810	16,347
Grupo Financiero Banorte SAB de CV, Class O	30,092	273,205
Grupo Financiero Inbursa SAB de CV, Class O	23,072	59,158
Total Banks		348,710
Beverages – 0.4%
Arca Continental SAB de CV	6,938	72,836
Coca-Cola Femsa SAB de CV	7,216	69,448
Fomento Economico Mexicano SAB de CV	23,876	244,169
Total Beverages		386,453
Broadline Retail – 0.0%
El Puerto de Liverpool SAB de CV	3,800	20,621
Construction Materials – 0.2%
Cemex SAB de CV, Series CPO	207,102	141,963
GCC SAB de CV	2,300	21,847
Total Construction Materials		163,810
Consumer Finance – 0.0%
Gentera SAB de CV	11,474	24,349
Consumer Staples Distribution & Retail – 0.3%
Grupo Comercial Chedraui SA de CV	2,561	20,198
Wal-Mart de Mexico SAB de CV	65,530	215,578
Total Consumer Staples Distribution & Retail		235,776
Diversified REITs – 0.1%
Concentradora Fibra Danhos SA de CV	14,306	18,575
Fibra Uno Administracion SA de CV	34,697	47,605
Total Diversified REITs		66,180
See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Food Products – 0.1%
Alfa SAB de CV, Class A	43,532	$31,937
Gruma SAB de CV, Class B	2,510	43,016
Grupo Bimbo SAB de CV, Series A	14,227	39,423
Total Food Products		114,376
Hotels, Restaurants & Leisure – 0.0%
Alsea SAB de CV*	3,864	10,427
Household Products – 0.0%
Kimberly-Clark de Mexico SAB de CV, Class A	12,780	23,223
Industrial Conglomerates – 0.1%
Grupo Carso SAB de CV, Series A1	7,638	54,087
Industrial REITs – 0.1%
FIBRA Macquarie Mexico(a)	14,466	22,964
Prologis Property Mexico SA de CV	13,850	51,992
Total Industrial REITs		74,956
Insurance – 0.0%
Qualitas Controladora SAB de CV	2,600	26,519
Media – 0.0%
Grupo Televisa SAB, Series CPO	25,000	11,050
Metals & Mining – 0.4%
Grupo Mexico SAB de CV, Series B	41,302	248,485
Industrias Penoles SAB de CV*	2,846	78,600
Total Metals & Mining		327,085
Real Estate Management & Development – 0.0%
Corp. Inmobiliaria Vesta SAB de CV	11,057	30,183
Transportation Infrastructure – 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV	4,192	54,697
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,827	132,853
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,643	83,807
Promotora y Operadora de Infraestructura SAB de CV	2,699	30,206
Total Transportation Infrastructure		301,563
Wireless Telecommunication Services – 0.3%
America Movil SAB de CV, Series B	251,983	223,813
Total Mexico		2,443,181
Philippines – 0.7%
Banks – 0.2%
Bank of the Philippine Islands	29,551	68,199
BDO Unibank, Inc.	28,685	77,811
Metropolitan Bank & Trust Co.	27,080	34,853
Total Banks		180,863
Beverages – 0.0%
Emperador, Inc.	69,500	18,408
Electric Utilities – 0.0%
Manila Electric Co.	3,160	30,209
Food Products – 0.0%
Universal Robina Corp.	9,960	15,834
Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.0%
Jollibee Foods Corp.	6,990	$26,803
Industrial Conglomerates – 0.2%
Aboitiz Equity Ventures, Inc.	15,200	9,417
Ayala Corp.	3,790	38,351
GT Capital Holdings, Inc.	1,350	13,756
SM Investments Corp.	7,040	108,981
Total Industrial Conglomerates		170,505
Real Estate Management & Development – 0.1%
Ayala Land, Inc.	91,100	43,666
SM Prime Holdings, Inc.	116,700	48,582
Total Real Estate Management & Development		92,248
Transportation Infrastructure – 0.1%
International Container Terminal Services, Inc.	10,640	77,633
Wireless Telecommunication Services – 0.1%
Globe Telecom, Inc.	600	17,916
PLDT, Inc.	1,360	29,382
Total Wireless Telecommunication Services		47,298
Total Philippines		659,801
Poland – 1.7%
Banks – 0.6%
Alior Bank SA	2,450	64,135
Bank Millennium SA*	15,347	60,730
Bank Polska Kasa Opieki SA	4,644	237,742
mBank SA*	361	79,717
Santander Bank Polska SA	1,006	137,409
Total Banks		579,733
Broadline Retail – 0.2%
Allegro.eu SA*(a)	16,682	159,676
Construction & Engineering – 0.1%
Budimex SA	318	49,032
Consumer Staples Distribution & Retail – 0.2%
Dino Polska SA*(a)	1,222	177,868
Diversified Telecommunication Services – 0.0%
Orange Polska SA	16,682	42,193
Entertainment – 0.2%
CD Projekt SA	1,783	138,545
Metals & Mining – 0.1%
Grupa Kety SA	237	58,697
Software – 0.1%
Asseco Poland SA	1,164	65,129
Specialty Retail – 0.1%
CCC SA*	1,213	68,643
Textiles, Apparel & Luxury Goods – 0.1%
LPP SA	32	129,904
Total Poland		1,469,420

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Romania – 0.1%
Real Estate Management & Development – 0.1%
NEPI Rockcastle NV*	11,170	$84,822
Saudi Arabia – 5.1%
Banks – 3.0%
Al Rajhi Bank	75,788	1,911,624
Alinma Bank	48,859	349,393
Bank AlBilad	27,668	194,167
Bank Al-Jazira*	26,051	89,256
Saudi Awwal Bank	15,243	136,965
Total Banks		2,681,405
Chemicals – 0.1%
Advanced Petrochemical Co.*	4,136	34,164
Sahara International Petrochemical Co.	10,154	53,660
Total Chemicals		87,824
Consumer Staples Distribution & Retail – 0.1%
Abdullah Al Othaim Markets Co.	8,879	18,419
Nahdi Medical Co.	1,887	64,250
Total Consumer Staples Distribution & Retail		82,669
Diversified Consumer Services – 0.0%
National Co. for Learning & Education	647	27,757
Electrical Equipment – 0.1%
Riyadh Cables Group Co.	1,876	70,728
Food Products – 0.2%
Almarai Co. JSC	7,340	99,223
Saudia Dairy & Foodstuff Co.	491	35,819
Savola Group*	3,675	27,182
Total Food Products		162,224
Gas Utilities – 0.0%
National Gas & Industrialization Co.	1,029	21,620
Health Care Providers & Services – 0.5%
Dallah Healthcare Co.	1,476	51,397
Dr. Sulaiman Al Habib Medical Services Group Co.	3,949	285,554
Mouwasat Medical Services Co.	3,118	62,726
National Medical Care Co.	884	38,537
Saudi Chemical Co. Holding	13,165	24,922
Total Health Care Providers & Services		463,136
Hotels, Restaurants & Leisure – 0.1%
Leejam Sports Co. JSC	1,177	40,672
Industrial Conglomerates – 0.1%
Astra Industrial Group	1,536	65,855
Insurance – 0.1%
Al Rajhi Co. for Co.-operative Insurance*	1,899	65,114
Bupa Arabia for Cooperative Insurance Co.	1,127	53,518
Total Insurance		118,632
Media – 0.1%
Saudi Research & Media Group*	1,498	77,247
Investments	Shares	Value
Pharmaceuticals – 0.0%
Jamjoom Pharmaceuticals Factory Co.	850	$39,253
Real Estate Management & Development – 0.2%
Arabian Centres Co.(a)	9,805	50,744
Dar Al Arkan Real Estate Development Co.*	21,333	109,210
Total Real Estate Management & Development		159,954
Specialty Retail – 0.2%
Aldrees Petroleum & Transport Services Co.	1,946	66,103
Jarir Marketing Co.	18,965	63,411
Total Specialty Retail		129,514
Wireless Telecommunication Services – 0.3%
Etihad Etisalat Co.	14,463	228,678
Mobile Telecommunications Co. Saudi Arabia	15,300	43,895
Total Wireless Telecommunication Services		272,573
Total Saudi Arabia		4,501,063
South Africa – 3.5%
Banks – 1.1%
Absa Group Ltd.	17,628	174,582
Capitec Bank Holdings Ltd.	1,738	347,278
Nedbank Group Ltd.	9,032	123,527
Standard Bank Group Ltd.	26,684	341,642
Total Banks		987,029
Broadline Retail – 0.1%
Woolworths Holdings Ltd.	16,534	48,156
Capital Markets – 0.1%
Investec Ltd.	5,511	41,015
PSG Financial Services Ltd.	15,440	19,227
Total Capital Markets		60,242
Consumer Staples Distribution & Retail – 0.3%
Clicks Group Ltd.	4,721	98,558
Shoprite Holdings Ltd.	9,717	151,431
Total Consumer Staples Distribution & Retail		249,989
Financial Services – 0.5%
FirstRand Ltd.	100,177	426,666
Food Products – 0.1%
Tiger Brands Ltd.	3,252	58,353
Insurance – 0.5%
Discovery Ltd.	11,344	137,114
Momentum Group Ltd.	23,467	45,280
Old Mutual Ltd.	101,045	68,629
Sanlam Ltd.	34,801	173,640
Total Insurance		424,663
Media – 0.0%
MultiChoice Group*	4,941	32,647
Metals & Mining – 0.6%
African Rainbow Minerals Ltd.	2,182	21,127
Harmony Gold Mining Co. Ltd.	12,060	166,134

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Impala Platinum Holdings Ltd.*	17,251	$154,278
Kumba Iron Ore Ltd.	1,470	23,578
Sibanye Stillwater Ltd.*	54,609	99,131
Valterra Platinum Ltd.	1,112	49,452
Total Metals & Mining		513,700
Oil, Gas & Consumable Fuels – 0.0%
Exxaro Resources Ltd.	5,231	43,249
Paper & Forest Products – 0.0%
Sappi Ltd.	14,217	23,808
Retail REITs – 0.0%
Resilient REIT Ltd.	5,620	19,069
Specialty Retail – 0.1%
Mr. Price Group Ltd.	5,610	69,901
Pepkor Holdings Ltd.(a)	40,826	62,555
Total Specialty Retail		132,456
Wireless Telecommunication Services – 0.1%
Vodacom Group Ltd.	12,686	97,583
Total South Africa		3,117,610
South Korea – 13.4%
Aerospace & Defense – 0.1%
Hanwha Systems Co. Ltd.	983	42,245
LIG Nex1 Co. Ltd.	155	62,018
Total Aerospace & Defense		104,263
Air Freight & Logistics – 0.1%
Hyundai Glovis Co. Ltd.	675	67,420
Automobiles – 0.3%
Hyundai Motor Co.	1,894	285,588
Banks – 1.5%
BNK Financial Group, Inc.	4,233	39,049
Hana Financial Group, Inc.	4,008	256,291
JB Financial Group Co. Ltd.	1,679	25,566
KakaoBank Corp.	4,538	100,874
KB Financial Group, Inc.	4,990	410,041
Shinhan Financial Group Co. Ltd.	7,165	325,971
Woori Financial Group, Inc.	8,933	148,597
Total Banks		1,306,389
Biotechnology – 0.4%
Alteogen, Inc.*	526	144,985
Celltrion, Inc.	2,147	253,899
Total Biotechnology		398,884
Capital Markets – 0.3%
KIWOOM Securities Co. Ltd.	182	30,882
Korea Investment Holdings Co. Ltd.	566	58,546
Mirae Asset Securities Co. Ltd.	3,894	61,889
NH Investment & Securities Co. Ltd.	2,026	30,009
Samsung Securities Co. Ltd.	961	52,408
Total Capital Markets		233,734
Investments	Shares	Value
Chemicals – 0.2%
Hanwha Solutions Corp.	1,482	$34,700
Kumho Petrochemical Co. Ltd.	286	23,798
LG Chem Ltd.	518	81,178
SKC Co. Ltd.*	291	23,761
Total Chemicals		163,437
Construction & Engineering – 0.0%
Samsung E&A Co. Ltd.	2,661	43,574
Diversified Telecommunication Services – 0.1%
KT Corp.	1,258	51,919
LG Uplus Corp.	3,263	34,574
Total Diversified Telecommunication Services		86,493
Electrical Equipment – 0.9%
CS Wind Corp.	339	11,780
Doosan Enerbility Co. Ltd.*	6,259	317,217
Ecopro BM Co. Ltd.*	497	37,047
Ecopro Co. Ltd.	892	29,841
HD Hyundai Electric Co. Ltd.	292	109,695
Hyosung Heavy Industries Corp.	62	40,932
L&F Co. Ltd.*	365	13,333
LG Energy Solution Ltd.*	516	113,554
LS Corp.	237	34,595
LS Electric Co. Ltd.	200	44,309
POSCO Future M Co. Ltd.*	278	26,037
Total Electrical Equipment		778,340
Electronic Equipment, Instruments & Components – 0.3%
LG Display Co. Ltd.*	6,389	42,416
LG Innotek Co. Ltd.	244	26,649
Samsung Electro-Mechanics Co. Ltd.	852	85,036
Samsung SDI Co. Ltd.	572	73,238
Total Electronic Equipment, Instruments & Components		227,339
Entertainment – 0.3%
HYBE Co. Ltd.*	278	63,650
Krafton, Inc.*	469	126,146
NCSoft Corp.	221	33,815
Netmarble Corp.(a)	108	4,962
Total Entertainment		228,573
Financial Services – 0.1%
Meritz Financial Group, Inc.	1,058	88,193
Food Products – 0.1%
CJ CheilJedang Corp.	87	16,051
Orion Corp.	421	33,940
Samyang Foods Co. Ltd.	67	69,254
Total Food Products		119,245
Health Care Equipment & Supplies – 0.1%
HLB, Inc.*	1,908	69,415
Hotels, Restaurants & Leisure – 0.1%
Hanjin Kal Corp.	605	52,987
See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Household Durables – 0.1%
Coway Co. Ltd.	820	$58,814
LG Electronics, Inc.	1,319	72,127
Total Household Durables		130,941
Industrial Conglomerates – 0.2%
GS Holdings Corp.	738	25,509
LG Corp.	1,147	67,651
SK, Inc.	540	81,824
Total Industrial Conglomerates		174,984
Insurance – 0.4%
DB Insurance Co. Ltd.	615	56,187
Hyundai Marine & Fire Insurance Co. Ltd.*	470	9,211
Samsung Fire & Marine Insurance Co. Ltd.	466	149,855
Samsung Life Insurance Co. Ltd.	1,447	136,594
Total Insurance		351,847
Interactive Media & Services – 0.7%
Kakao Corp.	4,318	191,968
NAVER Corp.	2,140	416,234
Total Interactive Media & Services		608,202
IT Services – 0.1%
Samsung SDS Co. Ltd.	600	75,400
Life Sciences Tools & Services – 0.2%
LigaChem Biosciences, Inc.*	330	28,071
Samsung Biologics Co. Ltd.*(a)	260	191,108
Total Life Sciences Tools & Services		219,179
Machinery – 0.6%
Doosan Bobcat, Inc.*	861	37,130
HD Hyundai Heavy Industries Co. Ltd.*	304	96,520
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	673	182,512
Hyundai Rotem Co. Ltd.	874	127,253
Samsung Heavy Industries Co. Ltd.*	10,571	131,276
Total Machinery		574,691
Media – 0.0%
Cheil Worldwide, Inc.	1,199	17,813
Metals & Mining – 0.3%
Hyundai Steel Co.	1,658	36,118
Korea Zinc Co. Ltd.	141	85,566
POSCO Holdings, Inc.	989	191,263
Total Metals & Mining		312,947
Oil, Gas & Consumable Fuels – 0.2%
HD Hyundai Co. Ltd.	754	72,350
SK Innovation Co. Ltd.	663	60,130
S-Oil Corp.	251	11,140
Total Oil, Gas & Consumable Fuels		143,620
Passenger Airlines – 0.0%
Korean Air Lines Co. Ltd.	2,651	44,982
Investments	Shares	Value
Personal Care Products – 0.1%
Amorepacific Corp.	563	$57,026
LG H&H Co. Ltd.	159	37,641
Total Personal Care Products		94,667
Pharmaceuticals – 0.2%
Hanmi Pharm Co. Ltd.	128	27,125
Sam Chun Dang Pharm Co. Ltd.	255	27,832
SK Biopharmaceuticals Co. Ltd.*	441	30,062
Yuhan Corp.	936	72,267
Total Pharmaceuticals		157,286
Semiconductors & Semiconductor Equipment – 1.8%
Hanmi Semiconductor Co. Ltd.	569	43,004
LEENO Industrial, Inc.	860	32,435
SK Hynix, Inc.	6,984	1,511,061
Total Semiconductors & Semiconductor Equipment		1,586,500
Specialty Retail – 0.0%
Hotel Shilla Co. Ltd.*	554	21,222
Technology Hardware, Storage & Peripherals – 3.3%
CosmoAM&T Co. Ltd.*	144	3,612
Samsung Electronics Co. Ltd.	65,807	2,915,870
Total Technology Hardware, Storage & Peripherals		2,919,482
Textiles, Apparel & Luxury Goods – 0.0%
Misto Holdings Corp.	437	11,576
Tobacco – 0.2%
KT&G Corp.	1,534	145,148
Trading Companies & Distributors – 0.0%
Posco International Corp.	758	27,914
Wireless Telecommunication Services – 0.1%
SK Telecom Co. Ltd.	1,373	57,683
Total South Korea		11,929,958
Taiwan – 30.5%
Automobile Components – 0.1%
Cheng Shin Rubber Industry Co. Ltd.	33,000	42,702
Tong Yang Industry Co. Ltd.	7,000	23,531
Total Automobile Components		66,233
Automobiles – 0.0%
Sanyang Motor Co. Ltd.	9,000	19,132
Yulon Motor Co. Ltd.	4,000	4,608
Total Automobiles		23,740
Banks – 1.8%
CTBC Financial Holding Co. Ltd.	330,000	493,667
E.Sun Financial Holding Co. Ltd.	278,672	313,377
Far Eastern International Bank	70,922	31,319
First Financial Holding Co. Ltd.	198,630	197,528
King’s Town Bank Co. Ltd.*	17,000	30,611
Shanghai Commercial & Savings Bank Ltd.	79,392	126,105
SinoPac Financial Holdings Co. Ltd.	209,286	173,378

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Taichung Commercial Bank Co. Ltd.	60,127	$45,180
Taishin Financial Holding Co. Ltd.	216,515	116,737
Union Bank of Taiwan	57,812	35,425
Total Banks		1,563,327
Biotechnology – 0.1%
PharmaEssentia Corp.*	5,000	93,797
Broadline Retail – 0.0%
momo.com, Inc.	1,000	9,209
Capital Markets – 0.1%
Capital Securities Corp.	41,000	27,509
IBF Financial Holdings Co. Ltd.	37,738	17,376
Total Capital Markets		44,885
Chemicals – 0.2%
Eternal Materials Co. Ltd.	21,000	17,253
Formosa Plastics Corp.	54,000	64,422
Nan Ya Plastics Corp.	104,000	97,193
Total Chemicals		178,868
Commercial Services & Supplies – 0.0%
Taiwan Secom Co. Ltd.	2,000	7,531
Communications Equipment – 0.3%
Accton Technology Corp.	9,000	224,908
WNC Corp. /Taiwan	3,143	13,072
Total Communications Equipment		237,980
Construction & Engineering – 0.1%
United Integrated Services Co. Ltd.	3,000	63,981
Construction Materials – 0.1%
Goldsun Building Materials Co. Ltd.	14,000	18,763
TCC Group Holdings Co. Ltd.	124,000	108,243
Total Construction Materials		127,006
Consumer Staples Distribution & Retail – 0.1%
President Chain Store Corp.	10,000	87,806
Containers & Packaging – 0.0%
Taiwan Hon Chuan Enterprise Co. Ltd.	6,066	32,809
Electrical Equipment – 0.5%
Bizlink Holding, Inc.	3,000	87,087
Chung-Hsin Electric & Machinery Manufacturing Corp.	8,000	44,365
Fortune Electric Co. Ltd.	3,200	61,673
Shihlin Electric & Engineering Corp.	5,000	30,724
Ta Ya Electric Wire & Cable	18,000	23,353
Tatung Co. Ltd.*	32,300	43,897
Teco Electric & Machinery Co. Ltd.	23,000	37,242
Voltronic Power Technology Corp.	1,000	43,133
Walsin Lihwa Corp.	47,492	35,117
Total Electrical Equipment		406,591
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 3.1%
AUO Corp.*	102,000	$43,123
Chroma ATE, Inc.	7,000	106,035
Compeq Manufacturing Co. Ltd.	22,000	43,605
Delta Electronics, Inc.	34,000	480,693
Elite Material Co. Ltd.	6,000	181,158
Genius Electronic Optical Co. Ltd.	2,000	28,618
Gold Circuit Electronics Ltd.	6,000	60,592
Hon Hai Precision Industry Co. Ltd.	186,000	1,025,127
Innolux Corp.	117,333	46,994
Largan Precision Co. Ltd.	2,000	162,947
Lotes Co. Ltd.	1,000	46,214
Primax Electronics Ltd.	10,000	24,956
Sinbon Electronics Co. Ltd.	4,000	29,919
Supreme Electronics Co. Ltd.	4,000	6,155
Synnex Technology International Corp.	21,000	46,296
Tripod Technology Corp.	9,000	76,253
TXC Corp.	3,000	8,811
Unimicron Technology Corp.	20,000	78,050
Walsin Technology Corp.	9,000	25,048
WPG Holdings Ltd.	26,000	62,481
WT Microelectronics Co. Ltd.	10,296	45,291
Yageo Corp.	6,779	112,550
Zhen Ding Technology Holding Ltd.	13,000	44,725
Total Electronic Equipment, Instruments & Components		2,785,641
Financial Services – 0.3%
Yuanta Financial Holding Co. Ltd.*	209,663	245,104
Food Products – 0.3%
Great Wall Enterprise Co. Ltd.	16,000	36,095
Lien Hwa Industrial Holdings Corp.	17,120	25,200
Uni-President Enterprises Corp.	84,000	232,918
Total Food Products		294,213
Household Durables – 0.1%
Nien Made Enterprise Co. Ltd.	4,000	55,799
Industrial Conglomerates – 0.1%
Far Eastern New Century Corp.	74,000	83,342
Insurance – 1.2%
Cathay Financial Holding Co. Ltd.	164,101	352,785
Fubon Financial Holding Co. Ltd.	150,927	451,045
KGI Financial Holding Co. Ltd.	282,000	144,321
Shin Kong Financial Holding Co. Ltd.*	290,838	112,504
Total Insurance		1,060,655
Leisure Products – 0.1%
Fusheng Precision Co. Ltd.	2,000	20,334
Giant Manufacturing Co. Ltd.	8,036	29,847
Merida Industry Co. Ltd.	4,000	14,104
Total Leisure Products		64,285

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Machinery – 0.1%
Hiwin Technologies Corp.	5,000	$35,944
Kaori Heat Treatment Co. Ltd.	2,000	17,595
Kinik Co.	2,000	21,943
Shin Zu Shing Co. Ltd.	3,000	22,029
Total Machinery		97,511
Marine Transportation – 0.0%
Wisdom Marine Lines Co. Ltd.	12,000	22,265
Metals & Mining – 0.1%
Century Iron & Steel Industrial Co. Ltd.	3,000	24,339
Feng Hsin Steel Co. Ltd.	3,000	6,737
TA Chen Stainless Pipe	40,200	47,684
Total Metals & Mining		78,760
Oil, Gas & Consumable Fuels – 0.0%
Formosa Petrochemical Corp.	10,000	12,324
Paper & Forest Products – 0.0%
YFY, Inc.	29,000	22,734
Passenger Airlines – 0.1%
Eva Airways Corp.	44,000	60,099
Real Estate Management & Development – 0.1%
Highwealth Construction Corp.	26,601	37,700
Ruentex Development Co. Ltd.	38,350	39,056
Total Real Estate Management & Development		76,756
Semiconductors & Semiconductor Equipment – 18.7%
Alchip Technologies Ltd.	1,000	105,950
AP Memory Technology Corp.	3,000	30,707
ASE Technology Holding Co. Ltd.	58,000	292,859
ASMedia Technology, Inc.	1,000	65,384
Elan Microelectronics Corp.	6,000	24,956
Everlight Electronics Co. Ltd.	7,000	16,822
Faraday Technology Corp.	2,077	13,189
Foxsemicon Integrated Technology, Inc.	2,000	20,368
Global Unichip Corp.	1,000	44,673
Jentech Precision Industrial Co. Ltd.	1,000	51,691
King Yuan Electronics Co. Ltd.	18,000	62,851
Macronix International Co. Ltd.*	41,000	29,825
MediaTek, Inc.	26,000	1,112,556
Nanya Technology Corp.*	19,000	33,301
Novatek Microelectronics Corp.	9,449	176,287
Powerchip Semiconductor Manufacturing Corp.*	47,000	24,778
Powertech Technology, Inc.	12,000	54,019
Realtek Semiconductor Corp.	8,000	155,279
Sigurd Microelectronics Corp.*	8,000	21,717
Taiwan Semiconductor Manufacturing Co. Ltd.	384,000	13,934,000
Topco Scientific Co. Ltd.*	3,000	28,190
United Microelectronics Corp.	205,000	310,181
Winbond Electronics Corp.*	55,643	38,382
Total Semiconductors & Semiconductor Equipment		16,647,965
Investments	Shares	Value
Specialty Retail – 0.2%
Hotai Motor Co. Ltd.*	7,020	$135,536
Technology Hardware, Storage & Peripherals – 2.2%
Acer, Inc.	47,000	48,750
Advantech Co. Ltd.	8,299	96,592
Asia Vital Components Co. Ltd.	5,000	127,174
Asustek Computer, Inc.	11,000	242,503
Chicony Electronics Co. Ltd.	11,000	48,952
Compal Electronics, Inc.	60,000	59,565
Getac Holdings Corp.	4,000	15,199
Gigabyte Technology Co. Ltd.	9,000	87,190
Inventec Corp.	48,000	69,506
King Slide Works Co. Ltd.	1,000	69,663
Lite-On Technology Corp., ADR	34,000	128,612
Micro-Star International Co. Ltd.	13,000	63,861
Pegatron Corp.	34,000	89,388
Qisda Corp.	22,000	19,619
Quanta Computer, Inc.	46,000	432,254
Wistron Corp.	49,000	205,481
Wiwynn Corp.	2,000	173,216
Total Technology Hardware, Storage & Peripherals		1,977,525
Textiles, Apparel & Luxury Goods – 0.2%
Eclat Textile Co. Ltd.*	3,000	42,106
Feng TAY Enterprise Co. Ltd.	12,360	51,832
Makalot Industrial Co. Ltd.	3,060	24,721
Pou Chen Corp.*	46,000	48,737
Total Textiles, Apparel & Luxury Goods		167,396
Wireless Telecommunication Services – 0.2%
Far EasTone Telecommunications Co. Ltd.	31,000	95,084
Taiwan Mobile Co. Ltd.	32,000	125,976
Total Wireless Telecommunication Services		221,060
Total Taiwan		27,052,733
Thailand – 1.5%
Banks – 0.3%
Bangkok Bank PCL, NVDR	10,600	45,323
Kasikornbank PCL, NVDR	22,700	107,185
Tisco Financial Group PCL, NVDR	6,400	19,047
TMBThanachart Bank PCL, NVDR	1,026,300	59,668
Total Banks		231,223
Broadline Retail – 0.0%
Central Retail Corp. PCL, NVDR	65,600	35,717
Chemicals – 0.0%
Indorama Ventures PCL, NVDR	46,800	29,224
Consumer Staples Distribution & Retail – 0.1%
CP ALL PCL, NVDR	84,800	114,775
Diversified Telecommunication Services – 0.1%
True Corp. PCL, NVDR*	352,396	120,324

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.3%
Delta Electronics Thailand PCL, NVDR	85,200	$251,600
Food Products – 0.1%
Charoen Pokphand Foods PCL, NVDR	61,200	43,299
Health Care Providers & Services – 0.1%
Bangkok Dusit Medical Services PCL, NVDR	79,554	50,901
Bumrungrad Hospital PCL, NVDR	6,100	26,176
Total Health Care Providers & Services		77,077
Hotels, Restaurants & Leisure – 0.1%
Minor International PCL, NVDR	64,700	46,173
Independent Power and Renewable Electricity Producers – 0.2%
Gulf Development PCL, NVDR*	138,997	165,683
Insurance – 0.0%
Thai Life Insurance PCL, NVDR	73,700	22,671
Specialty Retail – 0.0%
Home Product Center PCL, NVDR	98,700	19,735
Wireless Telecommunication Services – 0.2%
Advanced Info Service PCL, NVDR	19,900	170,176
Total Thailand		1,327,677
Turkey – 0.8%
Automobiles – 0.1%
Ford Otomotiv Sanayi AS	14,105	31,635
Banks – 0.3%
Akbank TAS	55,366	94,889
Haci Omer Sabanci Holding AS	26,514	59,733
Turkiye Garanti Bankasi AS	10,934	37,094
Turkiye Is Bankasi AS, Class C	168,809	56,632
Yapi ve Kredi Bankasi AS*	62,223	49,568
Total Banks		297,916
Beverages – 0.0%
Coca-Cola Icecek AS	19,288	23,847
Chemicals – 0.0%
Sasa Polyester Sanayi AS*(b)	228,672	17,584
Consumer Staples Distribution & Retail – 0.1%
BIM Birlesik Magazalar AS	7,927	98,556
Migros Ticaret AS	1,268	15,765
Total Consumer Staples Distribution & Retail		114,321
Industrial Conglomerates – 0.1%
AG Anadolu Grubu Holding AS	1,500	9,800
KOC Holding AS	22,507	87,102
Turkiye Sise ve Cam Fabrikalari AS	6,404	5,800
Total Industrial Conglomerates		102,702
Oil, Gas & Consumable Fuels – 0.1%
Turkiye Petrol Rafinerileri AS	11,104	39,066
Passenger Airlines – 0.0%
Pegasus Hava Tasimaciligi AS*	3,686	23,805
Investments	Shares	Value
Transportation Infrastructure – 0.0%
TAV Havalimanlari Holding AS*	4,139	$27,511
Wireless Telecommunication Services – 0.1%
Turkcell Iletisim Hizmetleri AS	22,048	53,273
Total Turkey		731,660
TOTAL COMMON STOCKS (Cost: $71,822,817)		89,100,276
RIGHTS – 0.0%
South Korea – 0.0%
POSCO Future M Co. Ltd.*^ (Cost: $0)	32	711
WARRANT – 0.0%
Malaysia – 0.0%
YTL Corp. BHD*^ (Cost: $0)	56,260	10,957
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c) (Cost: $46,124)	46,124	46,124
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $34,103)	34,103	34,103
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $71,903,044)		89,192,171
Other Liabilities less Assets – (0.4)%		(387,313)
NET ASSETS – 100.0%		$88,804,858

^  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $11,668, which represents 0.0% of net assets.

*  Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,490 and the total market value of the collateral held by the Fund was $34,103.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (concluded) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$89,100,276	$ —	$ —		$89,100,276
Rights	—	—	711	*	711
Mutual Fund	—	46,124	—		46,124
Investment of Cash Collateral for Securities Loaned	—	34,103	—		34,103
Warrant	—	—	10,957	*	10,957
Total Investments in Securities	$89,100,276	$80,227	$11,668		$89,192,171

*  Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 98.4%
Canada – 0.2%
Barrick North America Finance LLC 5.75%, 5/1/43	$29,000	$29,324
Canadian Pacific Railway Co. 4.70%, 5/1/48	7,000	6,175
Total Canada		35,499
Germany – 0.9%
Deutsche Bank AG 5.30%, 5/9/31, (5.297% fixed rate until 5/9/30; Secured Overnight Financing Rate + 1.72% thereafter)(a)	150,000	152,406
United Kingdom – 0.6%
BAT Capital Corp.
4.39%, 8/15/37	6,000	5,372
4.54%, 8/15/47	16,000	12,934
4.76%, 9/6/49	7,000	5,784
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	29,000	32,268
RELX Capital, Inc. 4.00%, 3/18/29	29,000	28,793
Reynolds American, Inc. 5.85%, 8/15/45	30,000	29,011
Total United Kingdom		114,162
United States – 96.7%
3M Co.
3.38%, 3/1/29(b)	52,000	50,392
3.13%, 9/19/46	9,000	6,164
AbbVie, Inc.
4.25%, 11/14/28	54,000	54,281
3.20%, 11/21/29	7,000	6,696
4.50%, 5/14/35	14,000	13,535
4.88%, 11/14/48	8,000	7,265
4.25%, 11/21/49	10,000	8,247
Aetna, Inc. 6.63%, 6/15/36	6,000	6,450
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	43,544
1.88%, 2/1/33(b)	12,000	9,621
2.95%, 3/15/34	21,000	17,750
Allstate Corp.
5.55%, 5/9/35	31,000	32,231
3.85%, 8/10/49	11,000	8,431
Ally Financial, Inc.
7.10%, 11/15/27(b)	77,000	81,199
2.20%, 11/2/28(b)	6,000	5,540
Altria Group, Inc.
4.80%, 2/14/29	18,000	18,214
5.63%, 2/6/35	52,000	53,105
5.80%, 2/14/39	19,000	19,266
5.95%, 2/14/49(b)	20,000	19,948
Investments	Principal Amount	Value
Amazon.com, Inc.
3.45%, 4/13/29	$61,000	$59,879
4.25%, 8/22/57	7,000	5,740
2.70%, 6/3/60	9,000	5,175
Amcor Finance USA, Inc. 3.63%, 4/28/26	39,000	38,694
Ameren Corp. 3.50%, 1/15/31(b)	80,000	75,633
American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	9,000	9,009
American Express Co.
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	89,000	89,536
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	44,000	44,607
American Homes 4 Rent LP 5.50%, 2/1/34	17,000	17,299
American Honda Finance Corp. 1.30%, 9/9/26	49,000	47,275
American International Group, Inc. 4.38%, 6/30/50	47,000	39,377
American Water Capital Corp. 4.30%, 12/1/42	10,000	8,556
Amgen, Inc.
5.15%, 3/2/28	123,000	125,714
5.25%, 3/2/33	67,000	68,657
5.60%, 3/2/43	22,000	21,844
4.66%, 6/15/51	70,000	59,973
5.65%, 3/2/53	9,000	8,799
Amphenol Corp. 2.80%, 2/15/30	20,000	18,780
Aon Corp./Aon Global Holdings PLC 2.05%, 8/23/31	11,000	9,498
Apple, Inc.
1.65%, 2/8/31	6,000	5,241
3.85%, 5/4/43	7,000	5,865
4.65%, 2/23/46	54,000	49,425
Arizona Public Service Co. 6.35%, 12/15/32	9,000	9,730
Athene Holding Ltd. 6.25%, 4/1/54	25,000	24,700
Atmos Energy Corp. 1.50%, 1/15/31	9,000	7,692
AutoZone, Inc. 1.65%, 1/15/31	66,000	56,581
Avery Dennison Corp. 2.65%, 4/30/30	32,000	29,415
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	32,000	31,112

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
3.25%, 10/21/27	$10,000	$9,814
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	138,000	134,903
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	158,000	150,487
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	49,000	44,792
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	230,000	210,395
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	48,000	42,207
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(a)	10,000	9,843
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(a)	2,000	2,025
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(a)	43,000	43,903
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(a)	60,000	61,670
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(a)	89,000	88,807
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(a)	44,000	44,733
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	3,000	2,747
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,819
3.30%, 8/23/29	85,000	81,687
Becton Dickinson & Co. 3.79%, 5/20/50	25,000	18,646
Berkshire Hathaway Energy Co.
1.65%, 5/15/31	53,000	45,205
6.13%, 4/1/36	15,000	16,139
Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	5,000	3,872
Biogen, Inc. 3.15%, 5/1/50(b)	13,000	8,200
BlackRock Funding, Inc. 5.25%, 3/14/54	18,000	17,322
Blackstone Private Credit Fund 6.00%, 11/22/34	45,000	44,081
Investments	Principal Amount	Value
Blackstone Secured Lending Fund 2.85%, 9/30/28	$40,000	$37,266
Blue Owl Capital Corp. 3.40%, 7/15/26	37,000	36,406
Booking Holdings, Inc. 3.55%, 3/15/28	31,000	30,527
BorgWarner, Inc. 4.38%, 3/15/45(b)	33,000	27,303
Boston Scientific Corp. 4.70%, 3/1/49(b)	10,000	9,004
BP Capital Markets America, Inc. 4.23%, 11/6/28	51,000	51,059
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	9,000	9,240
4.70%, 6/22/47	4,000	3,068
Bristol-Myers Squibb Co.
4.13%, 6/15/39(b)	114,000	101,508
4.25%, 10/26/49	31,000	25,141
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	72,000	71,569
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	23,266
4.30%, 11/15/32	18,000	17,468
3.42%, 4/15/33(c)	142,000	128,784
3.47%, 4/15/34(c)	21,000	18,758
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	136,000	134,396
Brown & Brown, Inc. 4.20%, 3/17/32	31,000	29,677
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	30,740
5.40%, 6/1/41	25,000	24,903
Campbell Soup Co. 2.38%, 4/24/30	20,000	18,133
Capital One Financial Corp.
3.75%, 7/28/26	42,000	41,624
3.80%, 1/31/28	146,000	144,191
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	44,000	45,067
Cardinal Health, Inc. 5.35%, 11/15/34	44,000	44,896
Carrier Global Corp. 3.38%, 4/5/40	76,000	60,437
Caterpillar, Inc. 2.60%, 4/9/30	53,000	49,312
Cencora, Inc. 2.80%, 5/15/30(b)	33,000	30,682
CF Industries, Inc. 4.95%, 6/1/43	40,000	35,636

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
Charles Schwab Corp. 1.15%, 5/13/26	$132,000	$128,484
Cheniere Energy Partners LP 5.75%, 8/15/34	43,000	44,182
Cheniere Energy, Inc. 5.65%, 4/15/34(b)	43,000	44,098
Chubb Corp. 6.50%, 5/15/38, Series 1	23,000	25,910
Cigna Group
4.38%, 10/15/28	14,000	14,022
5.40%, 3/15/33(b)	20,000	20,690
4.80%, 8/15/38	37,000	34,792
4.90%, 12/15/48	10,000	8,744
3.40%, 3/15/51(b)	12,000	8,076
5.60%, 2/15/54	27,000	25,875
Cisco Systems, Inc. 5.50%, 1/15/40	6,000	6,201
Citigroup, Inc.
4.30%, 11/20/26	17,000	16,979
4.45%, 9/29/27	21,000	21,023
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	12,000	11,895
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	37,000	36,644
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(a)	27,000	26,727
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	22,000	19,499
6.63%, 6/15/32	119,000	129,849
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	57,000	50,985
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(a)	25,000	26,940
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(a)	43,000	44,912
5.83%, 2/13/35, (5.827% fixed rate until 2/13/34; Secured Overnight Financing Rate + 2.056% thereafter)(a)	52,000	53,031
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(a)	52,000	53,419
Citizens Financial Group, Inc. 3.25%, 4/30/30	41,000	38,419
Clorox Co. 4.60%, 5/1/32	9,000	9,004
Investments	Principal Amount	Value
Coca-Cola Co.
2.25%, 1/5/32	$30,000	$26,571
3.00%, 3/5/51(b)	16,000	10,691
Comcast Corp.
3.15%, 2/15/28	47,000	45,813
4.15%, 10/15/28	9,000	8,986
4.25%, 10/15/30(b)	12,000	11,944
1.50%, 2/15/31	51,000	43,557
4.25%, 1/15/33	41,000	39,659
2.89%, 11/1/51	56,000	34,077
2.94%, 11/1/56	135,000	79,352
2.99%, 11/1/63	29,000	16,318
Conagra Brands, Inc. 7.00%, 10/1/28	9,000	9,641
Connecticut Light & Power Co. 4.30%, 4/15/44	31,000	26,278
ConocoPhillips Co.
5.90%, 5/15/38	54,000	56,996
4.03%, 3/15/62	11,000	7,943
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	55,000	62,626
4.50%, 5/15/58	21,000	17,082
3.60%, 6/15/61(b)	6,000	4,088
Constellation Energy Generation LLC 6.50%, 10/1/53(b)	24,000	25,848
Continental Resources, Inc. 4.38%, 1/15/28	40,000	39,460
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	72,000	74,298
Corning, Inc. 5.45%, 11/15/79	11,000	10,094
CSX Corp.
4.25%, 3/15/29	68,000	68,043
6.00%, 10/1/36	7,000	7,524
4.25%, 11/1/66	8,000	6,184
CubeSmart LP 2.50%, 2/15/32	11,000	9,468
CVS Health Corp.
4.30%, 3/25/28	9,000	8,966
4.78%, 3/25/38	88,000	80,792
5.13%, 7/20/45	106,000	93,948
Dell International LLC/EMC Corp.
6.02%, 6/15/26	71,000	71,688
5.30%, 10/1/29	44,000	45,294
3.38%, 12/15/41	8,000	5,986
Devon Energy Corp.
4.50%, 1/15/30(b)	47,000	46,491
5.60%, 7/15/41	45,000	41,637

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
Diamondback Energy, Inc.
6.25%, 3/15/33	$38,000	$40,500
4.25%, 3/15/52	6,000	4,533
5.75%, 4/18/54	45,000	41,819
Discover Financial Services 7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)(b)	16,000	18,621
Dollar General Corp. 3.88%, 4/15/27	45,000	44,634
Dominion Energy, Inc.
3.38%, 4/1/30, Series C(b)	38,000	36,150
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(a)	33,000	35,410
Dow Chemical Co.
7.38%, 11/1/29	25,000	27,739
2.10%, 11/15/30(b)	29,000	25,591
5.35%, 3/15/35	45,000	44,818
DTE Electric Co. 3.00%, 3/1/32, Series A	60,000	54,514
Duke Energy Corp.
2.65%, 9/1/26	84,000	82,439
4.50%, 8/15/32(b)	126,000	123,372
Duke Energy Florida LLC 4.20%, 7/15/48	7,000	5,634
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	43,875
4.00%, 4/1/52	10,000	7,675
Eastern Gas Transmission & Storage, Inc. 4.80%, 11/1/43	5,000	4,391
Eastman Chemical Co. 5.63%, 2/20/34	17,000	17,343
eBay, Inc. 4.00%, 7/15/42	59,000	47,920
Ecolab, Inc. 4.80%, 3/24/30	17,000	17,426
Elevance Health, Inc.
3.65%, 12/1/27(b)	81,000	80,070
4.65%, 1/15/43	8,000	7,024
4.55%, 5/15/52	10,000	8,198
6.10%, 10/15/52	16,000	16,337
5.13%, 2/15/53	18,000	16,093
5.70%, 2/15/55	52,000	50,421
Energy Transfer LP 6.63%, 10/15/36	20,000	21,618
Entergy Corp. 2.95%, 9/1/26	23,000	22,628
Entergy Louisiana LLC 4.00%, 3/15/33	24,000	22,676
Investments	Principal Amount	Value
Enterprise Products Operating LLC
2.80%, 1/31/30	$62,000	$58,146
4.85%, 3/15/44	19,000	17,183
4.80%, 2/1/49	64,000	55,856
3.95%, 1/31/60	10,000	7,316
Equitable Holdings, Inc. 4.35%, 4/20/28	44,000	43,917
ERP Operating LP 1.85%, 8/1/31	41,000	35,431
Essential Utilities, Inc. 4.28%, 5/1/49	42,000	33,098
Essex Portfolio LP 2.65%, 3/15/32	10,000	8,745
Evergy, Inc. 2.90%, 9/15/29(b)	7,000	6,584
Eversource Energy 3.30%, 1/15/28, Series M	92,000	89,675
Exelon Corp.
4.10%, 3/15/52	38,000	29,211
5.60%, 3/15/53	27,000	25,980
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,564
2.35%, 3/15/32	43,000	36,523
Exxon Mobil Corp.
4.33%, 3/19/50	54,000	44,885
3.45%, 4/15/51	6,000	4,261
FedEx Corp. 4.20%, 10/17/28(c)	19,000	18,832
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(a)(b)	26,000	27,091
8.25%, 3/1/38(b)	43,000	51,851
Fiserv, Inc. 5.63%, 8/21/33	59,000	61,348
Fortune Brands Innovations, Inc. 4.00%, 3/25/32	39,000	36,672
Fox Corp. 3.50%, 4/8/30	84,000	80,417
General Dynamics Corp. 4.25%, 4/1/40	10,000	8,987
General Electric Co.
6.75%, 3/15/32, Series A(b)	25,000	28,337
6.88%, 1/10/39	10,000	11,717
General Mills, Inc.
4.20%, 4/17/28	42,000	41,961
5.50%, 10/17/28	17,000	17,634
Georgia Power Co. 5.13%, 5/15/52	39,000	36,521
Gilead Sciences, Inc.
4.60%, 9/1/35(b)	64,000	62,264
4.15%, 3/1/47	21,000	17,209

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
Global Payments, Inc. 2.90%, 5/15/30	$18,000	$16,567
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	46,000	45,771
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	53,000	47,738
6.75%, 10/1/37	40,000	43,934
Halliburton Co.
2.92%, 3/1/30(b)	55,000	51,214
5.00%, 11/15/45	19,000	16,839
Hartford Insurance Group, Inc. 6.10%, 10/1/41	7,000	7,268
Hasbro, Inc. 3.50%, 9/15/27	10,000	9,783
HCA, Inc.
4.50%, 2/15/27(b)	62,000	62,019
4.13%, 6/15/29	164,000	161,223
5.25%, 6/15/49	16,000	14,246
4.63%, 3/15/52	107,000	86,181
Healthpeak OP LLC 3.50%, 7/15/29	41,000	39,601
Hess Corp. 5.60%, 2/15/41	35,000	34,806
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,325
4.40%, 3/15/45	8,000	6,899
4.50%, 12/6/48	99,000	85,058
Honeywell International, Inc. 5.70%, 3/15/37	35,000	36,720
HP, Inc.
3.00%, 6/17/27	51,000	49,802
2.65%, 6/17/31	22,000	19,439
6.00%, 9/15/41(b)	12,000	12,120
Humana, Inc.
3.13%, 8/15/29	74,000	69,801
5.75%, 4/15/54	27,000	25,202
Huntington Bancshares, Inc. 2.55%, 2/4/30(b)	86,000	78,745
Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	140,000	118,610
Intel Corp.
2.00%, 8/12/31(b)	21,000	18,049
4.15%, 8/5/32(b)	21,000	19,940
4.90%, 8/5/52	23,000	19,042
Intercontinental Exchange, Inc.
4.60%, 3/15/33(b)	15,000	14,936
3.00%, 6/15/50	13,000	8,505
International Business Machines Corp. 4.25%, 5/15/49	100,000	80,673
Investments	Principal Amount	Value
International Paper Co.
5.00%, 9/15/35(b)	$42,000	$41,402
4.80%, 6/15/44	3,000	2,617
Interpublic Group of Cos., Inc. 4.65%, 10/1/28	11,000	11,067
Jabil, Inc. 3.00%, 1/15/31	41,000	37,433
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL 5.13%, 2/1/28	100,000	102,487
Jefferies Financial Group, Inc. 4.85%, 1/15/27	25,000	25,217
JM Smucker Co.
5.90%, 11/15/28	25,000	26,278
4.25%, 3/15/35	7,000	6,505
John Deere Capital Corp. 2.45%, 1/9/30	70,000	64,936
Johnson & Johnson 4.38%, 12/5/33	6,000	6,014
JPMorgan Chase & Co.
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	47,000	45,920
3.63%, 12/1/27	25,000	24,668
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	38,000	37,983
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)(b)	43,000	43,461
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	36,000	35,862
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	34,000	34,918
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	118,000	118,549
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(a)	23,000	22,974
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)(b)	50,000	46,253
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)	26,000	23,244
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(a)	3,000	3,020
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(a)	34,000	35,451
See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	$44,000	$45,337
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	43,000	44,045
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(a)	45,000	44,569
6.40%, 5/15/38	11,000	12,237
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	12,000	8,439
Kellanova 4.50%, 4/1/46	10,000	8,586
Kenvue, Inc. 5.05%, 3/22/53(b)	46,000	42,817
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	35,609
4.50%, 4/15/52	21,000	17,332
KeyCorp
2.55%, 10/1/29	10,000	9,241
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	24,000	23,423
Kilroy Realty LP 2.65%, 11/15/33	36,000	28,341
Kimberly-Clark Corp. 2.88%, 2/7/50	7,000	4,542
Kimco Realty OP LLC 2.80%, 10/1/26	40,000	39,222
KLA Corp. 3.30%, 3/1/50	7,000	4,856
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	93,528
4.38%, 6/1/46	10,000	8,097
Kroger Co.
5.15%, 8/1/43	2,000	1,859
4.45%, 2/1/47	8,000	6,639
5.50%, 9/15/54	54,000	51,284
L3Harris Technologies, Inc. 5.05%, 4/27/45	5,000	4,676
Laboratory Corp. of America Holdings 1.55%, 6/1/26	36,000	35,069
Lear Corp. 3.50%, 5/30/30(b)	37,000	34,949
Leidos, Inc. 4.38%, 5/15/30	39,000	38,474
Lincoln National Corp. 3.80%, 3/1/28	36,000	35,433
Lockheed Martin Corp. 4.50%, 5/15/36	74,000	71,309
Investments	Principal Amount	Value
Louisville Gas & Electric Co. 5.45%, 4/15/33, Series LOU	$31,000	$32,057
Lowe’s Cos., Inc.
4.05%, 5/3/47	28,000	21,826
4.45%, 4/1/62	54,000	41,988
LYB International Finance III LLC
2.25%, 10/1/30	53,000	46,992
4.20%, 5/1/50(b)	10,000	7,419
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	60,000	59,258
Marathon Petroleum Corp. 6.50%, 3/1/41	17,000	17,750
Markel Group, Inc. 5.00%, 5/20/49	10,000	8,781
Marriott International, Inc. 3.50%, 10/15/32, Series GG	72,000	65,518
Marsh & McLennan Cos., Inc.
5.15%, 3/15/34	43,000	43,958
2.90%, 12/15/51	6,000	3,780
Martin Marietta Materials, Inc. 2.40%, 7/15/31	32,000	28,247
McDonald’s Corp.
4.80%, 8/14/28	45,000	45,860
6.30%, 3/1/38	8,000	8,760
4.60%, 5/26/45	45,000	39,112
Merck & Co., Inc. 4.00%, 3/7/49	77,000	61,395
Meta Platforms, Inc.
4.95%, 5/15/33	17,000	17,441
5.75%, 5/15/63	33,000	33,375
MetLife, Inc. 4.60%, 5/13/46	63,000	55,855
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,287
5.88%, 2/9/33	77,000	80,337
Microsoft Corp. 2.92%, 3/17/52	51,000	33,869
MidAmerican Energy Co. 3.65%, 8/1/48	5,000	3,743
Mondelez International, Inc. 2.75%, 4/13/30	9,000	8,359
Moody’s Corp. 5.25%, 7/15/44	34,000	32,437
Morgan Stanley
3.95%, 4/23/27	156,000	155,055
3.59%, 7/22/28(a)	45,000	44,218
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	45,000	44,333

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	$21,000	$20,968
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(a)	23,000	19,929
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(a)	27,000	24,113
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(a)	104,000	105,880
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	51,000	53,488
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	52,000	52,675
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(a)	19,000	18,925
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(a)	51,000	52,517
Mosaic Co. 5.45%, 11/15/33(b)	10,000	10,235
Motorola Solutions, Inc. 4.60%, 5/23/29(b)	43,000	43,257
MPLX LP
4.00%, 3/15/28	27,000	26,738
2.65%, 8/15/30	72,000	65,220
4.50%, 4/15/38	20,000	17,717
4.70%, 4/15/48	56,000	45,489
Nasdaq, Inc. 5.55%, 2/15/34	22,000	22,953
Nevada Power Co. 6.00%, 3/15/54	25,000	25,490
Newmont Corp. 2.25%, 10/1/30	73,000	65,963
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,706
2.25%, 6/1/30	63,000	56,804
5.05%, 2/28/33(b)	17,000	17,160
5.25%, 3/15/34	45,000	45,447
3.00%, 1/15/52	13,000	8,165
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.409% thereafter)(a)	6,000	5,749
NIKE, Inc. 3.38%, 11/1/46	23,000	16,674
NiSource, Inc. 5.40%, 6/30/33	61,000	62,538
NNN REIT, Inc. 5.60%, 10/15/33	26,000	26,908
Investments	Principal Amount	Value
Norfolk Southern Corp. 3.70%, 3/15/53	$108,000	$78,604
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	3,990
5.25%, 5/1/50	57,000	53,676
Nucor Corp. 2.70%, 6/1/30	38,000	35,135
Old Republic International Corp. 3.88%, 8/26/26	23,000	22,849
Omnicom Group, Inc. 4.20%, 6/1/30	45,000	44,404
ONEOK, Inc.
5.05%, 11/1/34	45,000	43,827
5.15%, 10/15/43	10,000	8,913
6.63%, 9/1/53	40,000	41,639
5.70%, 11/1/54	45,000	41,569
Oracle Corp.
3.25%, 11/15/27	28,000	27,372
2.88%, 3/25/31	41,000	37,388
6.25%, 11/9/32(b)	25,000	27,062
4.30%, 7/8/34	3,000	2,851
3.90%, 5/15/35	99,000	89,367
3.85%, 7/15/36	20,000	17,616
5.38%, 7/15/40	22,000	21,501
6.90%, 11/9/52	81,000	90,203
3.85%, 4/1/60	51,000	35,175
O’Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,638
4.35%, 6/1/28(b)	17,000	17,059
Otis Worldwide Corp. 3.11%, 2/15/40	50,000	38,566
Ovintiv, Inc. 7.20%, 11/1/31	49,000	53,379
Owens Corning 4.30%, 7/15/47	7,000	5,658
PacifiCorp 6.00%, 1/15/39	36,000	37,202
Paramount Global 7.88%, 7/30/30	29,000	32,184
Parker-Hannifin Corp. 4.45%, 11/21/44	53,000	45,767
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,217
2.75%, 10/21/51	6,000	3,749
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,890
7.20%, 3/15/39	18,000	21,402
Philip Morris International, Inc.
3.13%, 8/17/27	10,000	9,783
3.13%, 3/2/28	69,000	67,268
3.88%, 8/21/42	97,000	79,043

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
Phillips 66 5.88%, 5/1/42	$48,000	$47,812
Phillips 66 Co.
3.55%, 10/1/26	14,000	13,855
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 1/15/37	40,000	43,258
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	59,350
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(a)	83,000	92,869
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	9,823
Progress Energy, Inc.
7.75%, 3/1/31	8,000	9,216
Prologis LP
2.25%, 1/15/32(b)	22,000	19,097
Prudential Financial, Inc.
3.70%, 3/13/51	11,000	8,107
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	34,000	35,074
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	62,000	50,671
Public Service Enterprise Group, Inc.
5.85%, 11/15/27(b)	17,000	17,603
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	8,217
Quanta Services, Inc.
2.35%, 1/15/32	36,000	31,046
Quest Diagnostics, Inc.
2.95%, 6/30/30	40,000	37,255
Regency Centers LP
5.25%, 1/15/34	26,000	26,413
Republic Services, Inc.
2.90%, 7/1/26	21,000	20,714
Roper Technologies, Inc.
4.20%, 9/15/28	43,000	42,904
Royalty Pharma PLC
3.30%, 9/2/40	80,000	60,379
3.55%, 9/2/50	10,000	6,792
RTX Corp.
1.90%, 9/1/31	8,000	6,855
4.50%, 6/1/42	20,000	17,728
4.15%, 5/15/45	34,000	27,953
4.63%, 11/16/48	52,000	44,890
S&P Global, Inc.
2.30%, 8/15/60	7,000	3,589
Salesforce, Inc.
2.90%, 7/15/51	25,000	16,039
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	49,000	42,695
Investments	Principal Amount	Value
Sempra 6.00%, 10/15/39	$73,000	$74,089
Sherwin-Williams Co. 3.80%, 8/15/49	7,000	5,171
Southern Co.
4.25%, 7/1/36	36,000	33,049
4.40%, 7/1/46	13,000	10,843
Southern Co. Gas Capital Corp. 5.15%, 9/15/32	7,000	7,119
Southwestern Electric Power Co. 3.25%, 11/1/51	13,000	8,394
Stanley Black & Decker, Inc. 4.25%, 11/15/28	14,000	13,924
Starbucks Corp. 4.00%, 11/15/28	9,000	8,939
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	9,247
Steel Dynamics, Inc. 5.00%, 12/15/26	132,000	132,182
Synchrony Financial 3.95%, 12/1/27	60,000	59,031
Sysco Corp. 5.95%, 4/1/30	58,000	61,443
Target Corp.
2.50%, 4/15/26	6,000	5,920
2.65%, 9/15/30	20,000	18,499
TD SYNNEX Corp. 2.38%, 8/9/28	35,000	32,870
Thermo Fisher Scientific, Inc. 2.60%, 10/1/29	19,000	17,823
Toyota Motor Credit Corp. 1.90%, 9/12/31	32,000	27,489
Travelers Cos., Inc. 6.75%, 6/20/36	22,000	25,188
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	101,000	94,003
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	92,000	99,555
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,698
5.10%, 9/28/48	52,000	46,652
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	154,000	159,898
3.00%, 7/30/29	24,000	22,729

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Principal Amount	Value
Union Pacific Corp.
3.95%, 8/15/59	$2,000	$1,477
3.84%, 3/20/60	5,000	3,608
2.97%, 9/16/62	76,000	44,329
3.80%, 4/6/71	21,000	14,424
United Parcel Service, Inc. 6.20%, 1/15/38	30,000	32,773
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	132,149
2.00%, 5/15/30	50,000	44,755
5.35%, 2/15/33	25,000	25,760
4.50%, 4/15/33	27,000	26,330
4.63%, 7/15/35	26,000	25,133
5.80%, 3/15/36	33,000	34,690
3.50%, 8/15/39	8,000	6,470
5.63%, 7/15/54	51,000	49,492
6.05%, 2/15/63	24,000	24,388
5.20%, 4/15/63	28,000	24,966
Valero Energy Corp. 6.63%, 6/15/37	30,000	32,365
Valero Energy Partners LP 4.50%, 3/15/28	23,000	23,065
Verizon Communications, Inc.
4.78%, 2/15/35	18,000	17,558
3.85%, 11/1/42	9,000	7,191
4.00%, 3/22/50	8,000	6,108
3.70%, 3/22/61	10,000	6,907
VMware LLC 1.40%, 8/15/26	63,000	60,966
Walmart, Inc. 4.00%, 4/11/43	15,000	12,795
Walt Disney Co. 6.40%, 12/15/35	39,000	43,937
Waste Connections, Inc. 3.50%, 5/1/29	37,000	36,201
Waste Management, Inc. 2.00%, 6/1/29	20,000	18,467
WEC Energy Group, Inc. 1.80%, 10/15/30	5,000	4,386
Wells Fargo & Co.
3.00%, 10/23/26	37,000	36,372
4.30%, 7/22/27	23,000	23,007
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	36,000	35,527
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	166,000	167,417
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	34,000	35,114
Investments	Principal Amount	Value
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	$36,000	$32,907
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	14,000	14,005
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	53,000	54,293
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	85,000	87,817
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	32,000	35,022
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	34,000	34,891
4.90%, 11/17/45	19,000	16,733
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	38,000	34,654
Western Midstream Operating LP 6.35%, 1/15/29	54,000	56,569
Westlake Corp.
2.88%, 8/15/41	48,000	32,526
3.38%, 8/15/61	7,000	4,174
Weyerhaeuser Co. 7.38%, 3/15/32	32,000	36,151
Willis North America, Inc. 3.88%, 9/15/49	46,000	34,003
WRKCo, Inc. 4.20%, 6/1/32	10,000	9,624
Wyeth LLC 6.50%, 2/1/34	57,000	63,575
Xylem, Inc. 4.38%, 11/1/46	5,000	4,106
Zoetis, Inc. 3.00%, 9/12/27	50,000	48,817
Total United States		17,286,316
TOTAL CORPORATE BONDS (Cost: $17,731,183)		17,588,383
U.S. GOVERNMENT OBLIGATIONS – 0.1%
U.S. Treasury Bond – 0.1%
4.63%, 2/15/55 (Cost: $13,433)	14,000	13,635
MUTUAL FUND – 0.4%
United States – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d) (Cost: $74,932)	74,932	74,932

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (concluded) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $167,160)	167,160	$167,160
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $17,986,708)		17,844,110
Other Assets less Liabilities – 0.2%		36,560
NET ASSETS – 100.0%		$17,880,670

(a)   Rate shown reflects the accrual rate as of June 30, 2025 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,543,851 and the total market value of the collateral held by the Fund was $1,588,316. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,421,156.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7–day yield as of June 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$17,588,383	$—	$17,588,383
U.S. Government Obligations	—	13,635	—	13,635
Mutual Fund	—	74,932	—	74,932
Investment of Cash Collateral for Securities Loaned	—	167,160	—	167,160
Total Investments in Securities	$—	$17,844,110	$—	$17,844,110

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 95.6%
Canada – 0.1%
Ritchie Bros. Holdings, Inc. 7.75%, 3/15/31(a)	$134,000	$141,007
United States – 95.5%
AAR Escrow Issuer LLC 6.75%, 3/15/29(a)	143,000	148,257
ACCO Brands Corp. 4.25%, 3/15/29(a)	446,000	394,624
AdaptHealth LLC 4.63%, 8/1/29(a)(b)	773,000	729,477
ADT Security Corp. 4.13%, 8/1/29(a)	516,000	498,679
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	57,000	58,356
AECOM 5.13%, 3/15/27	280,000	280,952
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(a)	749,000	745,072
3.50%, 3/15/29(a)	420,000	398,517
4.88%, 2/15/30(a)	669,000	659,154
Allegiant Travel Co. 7.25%, 8/15/27(a)(b)	478,000	478,456
Allison Transmission, Inc. 3.75%, 1/30/31(a)	420,000	385,974
Ally Financial, Inc. 6.70%, 2/14/33	289,000	301,084
AMC Networks, Inc.
10.25%, 1/15/29(a)	690,000	716,099
4.25%, 2/15/29(b)	875,000	701,692
American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	460,000	421,660
ANGI Group LLC 3.88%, 8/15/28(a)(b)	396,000	370,380
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	192,000	191,795
5.38%, 6/15/29(a)	200,000	198,869
6.63%, 2/1/32(a)	145,000	149,920
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(a)(b)	545,000	509,597
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	523,000	460,208
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	396,000	377,209
Aramark Services, Inc. 5.00%, 2/1/28(a)	445,000	443,406
Investments	Principal Amount	Value
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	$136,000	$136,724
6.63%, 9/1/32(a)	280,000	285,753
Arcosa, Inc. 6.88%, 8/15/32(a)	186,000	193,087
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	399,000	385,889
5.00%, 2/15/32(a)	393,000	375,074
ASGN, Inc. 4.63%, 5/15/28(a)	279,000	272,363
Avient Corp.
7.13%, 8/1/30(a)	91,000	93,899
6.25%, 11/1/31(a)	175,000	176,653
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	259,000	245,668
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(a)	387,000	403,075
Bath & Body Works, Inc. 6.63%, 10/1/30(a)	87,000	89,776
BellRing Brands, Inc. 7.00%, 3/15/30(a)	106,000	110,808
Berry Global, Inc. 5.80%, 6/15/31	80,000	84,163
Block, Inc.
3.50%, 6/1/31(b)	240,000	220,529
6.50%, 5/15/32	171,000	176,579
Boyd Gaming Corp.
4.75%, 12/1/27	144,000	143,097
4.75%, 6/15/31(a)	681,000	653,517
Brink’s Co. 4.63%, 10/15/27(a)	30,000	29,837
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	1,036,000	961,624
6.38%, 6/15/32(a)	406,000	417,639
Cable One, Inc. 4.00%, 11/15/30(a)(b)	561,000	442,515
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	930,000	888,478
7.00%, 2/15/30(a)	408,000	423,029
6.00%, 10/15/32(a)	515,000	505,380
California Resources Corp. 8.25%, 6/15/29(a)	746,000	768,050
Carnival Corp.
5.75%, 3/1/27(a)	1,020,000	1,028,964
6.00%, 5/1/29(a)	331,000	334,687
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	110,000	109,078
4.75%, 3/1/30(a)	375,000	363,627
4.50%, 8/15/30(a)	600,000	572,413

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
4.75%, 2/1/32(a)(b)	$495,000	$469,936
4.50%, 5/1/32	323,000	300,892
Central Garden & Pet Co. 4.13%, 10/15/30	268,000	253,102
Century Communities, Inc. 3.88%, 8/15/29(a)	348,000	322,738
CF Industries, Inc. 5.15%, 3/15/34	1,000	997
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	369,000	358,602
4.00%, 3/15/31(a)	145,000	132,969
Chart Industries, Inc. 7.50%, 1/1/30(a)	349,000	365,960
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	935,000	834,222
6.48%, 10/23/45	479,000	475,114
3.70%, 4/1/51	1,436,000	958,593
Chemours Co.
5.75%, 11/15/28(a)	750,000	705,187
4.63%, 11/15/29(a)	224,000	195,554
8.00%, 1/15/33(a)(b)	440,000	412,545
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	716,000	705,135
6.88%, 4/15/29(a)	590,000	471,068
5.25%, 5/15/30(a)	1,010,000	896,538
4.75%, 2/15/31(a)	561,000	481,825
10.88%, 1/15/32(a)	905,000	958,693
Churchill Downs, Inc.
5.50%, 4/1/27(a)	6,000	5,995
4.75%, 1/15/28(a)	470,000	464,630
5.75%, 4/1/30(a)	486,000	487,976
Cinemark USA, Inc.
5.25%, 7/15/28(a)(b)	536,000	534,483
7.00%, 8/1/32(a)	145,000	150,750
Civitas Resources, Inc.
8.38%, 7/1/28(a)	763,000	782,671
8.63%, 11/1/30(a)	795,000	807,906
8.75%, 7/1/31(a)(b)	970,000	982,873
Clean Harbors, Inc.
4.88%, 7/15/27(a)	169,000	168,388
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	550,000	543,574
3.75%, 2/15/31(a)	616,000	566,026
Clue Opco LLC 9.50%, 10/15/31(a)(b)	435,000	461,448
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	342,000	347,182
6.88%, 1/15/30(a)	215,000	220,727
8.75%, 4/15/30(a)	926,000	948,190
Investments	Principal Amount	Value
CNX Resources Corp.
6.00%, 1/15/29(a)	$319,000	$320,498
7.38%, 1/15/31(a)	160,000	167,048
Coherent Corp. 5.00%, 12/15/29(a)	332,000	326,439
Coinbase Global, Inc.
3.38%, 10/1/28(a)	842,000	789,992
3.63%, 10/1/31(a)	175,000	156,637
CommScope LLC
8.25%, 3/1/27(a)	818,000	815,465
7.13%, 7/1/28(a)	670,000	659,015
4.75%, 9/1/29(a)	986,000	963,242
CommScope Technologies LLC 5.00%, 3/15/27(a)	720,000	702,784
Compass Minerals International, Inc. 6.75%, 12/1/27(a)(b)	6,000	6,053
Concentra Escrow Issuer Corp. 6.88%, 7/15/32(a)(b)	191,000	198,148
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	363,000	347,309
CoreCivic, Inc. 8.25%, 4/15/29(b)	210,000	223,290
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	1,010,000	998,428
7.50%, 12/15/33(a)	305,000	331,400
Credit Acceptance Corp. 9.25%, 12/15/28(a)(b)	264,000	280,130
Crescent Energy Finance LLC
9.25%, 2/15/28(a)	45,000	46,935
7.63%, 4/1/32(a)	540,000	528,121
7.38%, 1/15/33(a)	615,000	589,269
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	157,000	148,563
Crown Americas LLC 5.25%, 4/1/30	210,000	213,480
CSC Holdings LLC
5.50%, 4/15/27(a)	1,085,000	1,036,811
5.38%, 2/1/28(a)	670,000	614,356
11.25%, 5/15/28(a)	585,000	583,071
4.13%, 12/1/30(a)	812,000	577,510
3.38%, 2/15/31(a)	525,000	364,003
4.50%, 11/15/31(a)	1,010,000	712,255
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	105,000	105,966
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	329,000	329,542
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	289,000	293,143
See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
DaVita, Inc.
4.63%, 6/1/30(a)	$1,153,000	$1,105,877
3.75%, 2/15/31(a)	938,000	855,181
6.88%, 9/1/32(a)	369,000	382,808
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(a)	838,000	871,097
Delta Air Lines, Inc. 7.38%, 1/15/26	80,000	81,101
Directv Financing LLC 8.88%, 2/1/30(a)	670,000	660,414
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/27(a)(b)	955,000	952,499
DT Midstream, Inc.
4.13%, 6/15/29(a)	198,000	191,443
4.38%, 6/15/31(a)	371,000	355,814
Dycom Industries, Inc. 4.50%, 4/15/29(a)	213,000	207,723
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	239,000	238,045
4.13%, 4/1/29(a)	281,000	265,702
Elanco Animal Health, Inc. 6.65%, 8/28/28	329,000	342,699
Elastic NV 4.13%, 7/15/29(a)	243,000	232,376
Element Solutions, Inc. 3.88%, 9/1/28(a)	16,000	15,527
Embecta Corp. 5.00%, 2/15/30(a)(b)	135,000	122,065
Encompass Health Corp.
4.50%, 2/1/28	144,000	142,792
4.75%, 2/1/30(b)	135,000	133,292
Encore Capital Group, Inc. 8.50%, 5/15/30(a)	610,000	655,012
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	212,000	206,582
4.38%, 3/31/29(a)	603,000	571,401
Energy Transfer LP 8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(b)(c)	547,000	582,334
Enova International, Inc. 9.13%, 8/1/29(a)	416,000	438,374
Entegris, Inc. 5.95%, 6/15/30(a)	155,000	157,634
EQT Corp.
4.50%, 1/15/29(a)	518,000	512,075
4.75%, 1/15/31(a)	774,000	762,427
Esab Corp. 6.25%, 4/15/29(a)	110,000	112,756
Investments	Principal Amount	Value
Expand Energy Corp. 5.38%, 3/15/30	$219,000	$219,820
Fair Isaac Corp. 4.00%, 6/15/28(a)	172,000	167,508
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	647,000	620,643
6.75%, 1/15/30(a)	1,130,000	1,044,838
FirstCash, Inc.
4.63%, 9/1/28(a)	354,000	347,773
5.63%, 1/1/30(a)	235,000	234,834
Fluor Corp. 4.25%, 9/15/28(b)	77,000	75,803
Ford Motor Co.
3.25%, 2/12/32	689,000	581,407
4.75%, 1/15/43	197,000	151,721
Ford Motor Credit Co. LLC
4.95%, 5/28/27	300,000	298,191
7.35%, 11/4/27	190,000	197,402
6.80%, 11/7/28	420,000	435,396
5.80%, 3/8/29	600,000	601,501
5.11%, 5/3/29	735,000	719,275
4.00%, 11/13/30	555,000	506,735
6.13%, 3/8/34	540,000	526,239
Fortrea Holdings, Inc. 7.50%, 7/1/30(a)(b)	385,000	349,192
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(a)	234,000	232,886
7.00%, 5/1/31(a)	375,000	388,722
7.00%, 6/15/32(a)(b)	400,000	413,493
Gap, Inc. 3.88%, 10/1/31(a)	1,042,000	934,905
Gates Corp. 6.88%, 7/1/29(a)	210,000	218,232
GCI LLC 4.75%, 10/15/28(a)	377,000	364,919
Gen Digital, Inc. 6.75%, 9/30/27(a)	232,000	236,376
GEO Group, Inc.
8.63%, 4/15/29	515,000	545,457
10.25%, 4/15/31	560,000	614,795
Glatfelter Corp. 4.75%, 11/15/29(a)(b)	405,000	358,296
Global Atlantic Fin Co. 4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	494,000	484,579
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/27(a)	325,000	311,994

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	$162,000	$163,877
4.00%, 1/15/31	203,000	191,719
5.63%, 9/15/34	435,000	434,167
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	339,000	321,063
Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	412,000	411,125
Graphic Packaging International LLC 6.38%, 7/15/32(a)	140,000	143,255
Griffon Corp. 5.75%, 3/1/28	632,000	632,417
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	406,000	392,841
6.38%, 1/15/30(a)	241,000	248,277
Gulfport Energy Operating Corp. 6.75%, 9/1/29(a)	363,000	372,609
GXO Logistics, Inc.
6.25%, 5/6/29	160,000	167,250
6.50%, 5/6/34(b)	309,000	322,979
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/34(b)	531,000	531,768
Hanesbrands, Inc. 9.00%, 2/15/31(a)(b)	182,000	192,880
HealthEquity, Inc. 4.50%, 10/1/29(a)	229,000	222,808
Herc Holdings, Inc. 6.63%, 6/15/29(a)	258,000	265,222
Hess Midstream Operations LP
5.13%, 6/15/28(a)	241,000	239,509
4.25%, 2/15/30(a)	465,000	447,746
Hillenbrand, Inc. 6.25%, 2/15/29(b)	191,000	194,876
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	215,000	206,305
4.88%, 1/15/30	286,000	284,926
4.00%, 5/1/31(a)	435,000	409,388
3.63%, 2/15/32(a)	620,000	562,201
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	802,000	773,392
4.88%, 7/1/31(a)	359,000	331,025
6.63%, 1/15/32(a)	450,000	457,999
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	760,000	832,888
4.88%, 6/1/29(a)(b)	414,000	351,956
Hologic, Inc. 3.25%, 2/15/29(a)	288,000	274,891
Ingevity Corp. 3.88%, 11/1/28(a)	276,000	263,512
Investments	Principal Amount	Value
IQVIA, Inc. 5.00%, 5/15/27(a)	$200,000	$199,614
Iron Mountain, Inc.
5.25%, 3/15/28(a)	162,000	161,346
5.25%, 7/15/30(a)	382,000	377,005
4.50%, 2/15/31(a)	395,000	376,496
5.63%, 7/15/32(a)(b)	720,000	714,614
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	225,000	220,809
4.50%, 6/1/31(a)(b)	336,000	314,522
Kinetik Holdings LP 5.88%, 6/15/30(a)	211,000	212,971
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	304,000	299,803
4.75%, 6/15/29(a)	205,000	199,775
7.00%, 7/15/31(a)	156,000	163,213
Lamar Media Corp.
3.75%, 2/15/28	152,000	147,351
3.63%, 1/15/31	440,000	406,490
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	129,000	128,409
4.13%, 1/31/30(a)	510,000	486,915
Level 3 Financing, Inc.
11.00%, 11/15/29(a)	777,993	895,899
4.50%, 4/1/30(a)	900,000	815,799
10.75%, 12/15/30(a)	390,000	442,441
Levi Strauss & Co. 3.50%, 3/1/31(a)(b)	168,000	154,024
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	179,000	184,496
7.50%, 9/1/31(a)	145,000	151,854
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)	491,000	485,957
Magnera Corp. 7.25%, 11/15/31(a)	400,000	377,368
Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)(b)	306,000	294,434
Masterbrand, Inc. 7.00%, 7/15/32(a)	444,000	454,116
Matador Resources Co.
6.88%, 4/15/28(a)	227,000	231,755
6.50%, 4/15/32(a)	492,000	492,382
6.25%, 4/15/33(a)	420,000	417,999
Match Group Holdings II LLC
4.63%, 6/1/28(a)	158,000	154,304
3.63%, 10/1/31(a)	261,000	233,605
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	434,000	458,441

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
MGM Resorts International
5.50%, 4/15/27	$553,000	$555,921
4.75%, 10/15/28(b)	295,000	291,855
6.50%, 4/15/32(b)	520,000	528,740
Midcap Financial Issuer Trust 6.50%, 5/1/28(a)	785,000	778,374
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	539,000	519,545
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	375,000	366,559
3.88%, 11/15/30(a)	861,000	800,393
Moog, Inc. 4.25%, 12/15/27(a)	117,000	114,490
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,130,000	1,046,553
4.63%, 8/1/29	836,000	659,506
3.50%, 3/15/31	1,005,000	714,095
Murphy Oil Corp. 6.00%, 10/1/32	397,000	379,703
Murphy Oil USA, Inc. 3.75%, 2/15/31(a)(b)	267,000	246,480
Nabors Industries, Inc.
7.38%, 5/15/27(a)	809,000	801,067
9.13%, 1/31/30(a)(b)	225,000	215,624
8.88%, 8/15/31(a)	530,000	395,392
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	399,000	399,644
5.13%, 12/15/30(a)	955,000	961,691
5.75%, 11/15/31(a)	284,000	287,266
Navient Corp.
5.00%, 3/15/27	80,000	79,749
4.88%, 3/15/28(b)	246,000	242,869
5.50%, 3/15/29(b)	660,000	648,023
9.38%, 7/25/30	390,000	430,428
11.50%, 3/15/31	400,000	453,851
NCL Corp. Ltd.
5.88%, 3/15/26(a)	114,000	114,320
5.88%, 2/15/27(a)	206,000	206,845
7.75%, 2/15/29(a)	481,000	511,794
NCL Finance Ltd. 6.13%, 3/15/28(a)	300,000	305,070
NCR Atleos Corp. 9.50%, 4/1/29(a)	703,000	769,890
NCR Voyix Corp. 5.00%, 10/1/28(a)	248,000	245,598
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/28(a)	358,000	348,123
Investments	Principal Amount	Value
Newell Brands, Inc.
6.63%, 9/15/29	$590,000	$584,897
6.63%, 5/15/32(b)	750,000	718,110
News Corp. 5.13%, 2/15/32(a)	80,000	78,368
Nexstar Media, Inc.
5.63%, 7/15/27(a)	689,000	688,080
4.75%, 11/1/28(a)(b)	930,000	906,494
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	667,000	674,218
8.38%, 2/15/32(a)	1,035,000	1,037,408
Noble Finance II LLC 8.00%, 4/15/30(a)	974,000	992,918
Nordstrom, Inc. 4.38%, 4/1/30	318,000	293,315
NRG Energy, Inc.
5.25%, 6/15/29(a)	387,000	385,454
5.75%, 7/15/29(a)	359,000	359,779
3.63%, 2/15/31(a)	653,000	601,927
6.00%, 2/1/33(a)	490,000	495,372
6.25%, 11/1/34(a)	705,000	720,183
NuStar Logistics LP 6.38%, 10/1/30	401,000	416,015
Occidental Petroleum Corp.
8.88%, 7/15/30	275,000	314,972
5.38%, 1/1/32	945,000	938,927
5.55%, 10/1/34(b)	926,000	909,658
6.45%, 9/15/36	931,000	953,708
6.20%, 3/15/40	340,000	332,901
6.60%, 3/15/46	316,000	312,132
Olin Corp. 5.00%, 2/1/30(b)	351,000	339,121
ON Semiconductor Corp. 3.88%, 9/1/28(a)	178,000	172,349
OneMain Finance Corp.
7.13%, 3/15/26	138,000	140,097
6.63%, 1/15/28	262,000	270,305
5.38%, 11/15/29	905,000	891,219
7.88%, 3/15/30	595,000	632,531
4.00%, 9/15/30	853,000	787,556
7.13%, 11/15/31	535,000	556,659
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	96,000	95,533
4.25%, 1/15/29(a)	91,000	87,246
4.63%, 3/15/30(a)(b)	486,000	464,782
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	317,000	317,797
7.25%, 5/15/31(a)(b)	533,000	546,867

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
Paramount Global
4.20%, 6/1/29	$569,000	$554,019
4.95%, 1/15/31	1,020,000	991,880
4.38%, 3/15/43	1,022,000	753,075
4.95%, 5/19/50	680,000	520,333
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(c)	405,000	381,617
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	589,000	577,611
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	357,000	356,702
4.88%, 5/15/29(a)	485,000	470,156
Patrick Industries, Inc. 6.38%, 11/1/32(a)	369,000	370,288
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	563,000	539,153
7.88%, 9/15/30(a)(b)	363,000	326,025
Penske Automotive Group, Inc. 3.75%, 6/15/29	136,000	129,341
Performance Food Group, Inc.
5.50%, 10/15/27(a)	54,000	53,992
4.25%, 8/1/29(a)	640,000	618,336
6.13%, 9/15/32(a)	230,000	235,616
Permian Resources Operating LLC
8.00%, 4/15/27(a)	85,000	86,951
5.88%, 7/1/29(a)	418,000	419,985
7.00%, 1/15/32(a)	617,000	640,419
Phinia, Inc. 6.75%, 4/15/29(a)	196,000	202,385
Post Holdings, Inc.
5.50%, 12/15/29(a)	693,000	690,657
4.63%, 4/15/30(a)	843,000	811,506
4.50%, 9/15/31(a)	1,159,000	1,077,529
6.25%, 2/15/32(a)	165,000	169,881
6.38%, 3/1/33(a)	1,015,000	1,025,319
Prestige Brands, Inc. 3.75%, 4/1/31(a)	323,000	297,799
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	420,000	422,431
3.38%, 8/31/27(a)	530,000	513,133
6.25%, 1/15/28(a)(b)	403,000	404,279
Primo Water Holdings Inc/Triton Water Holdings, Inc. 4.38%, 4/30/29(a)	427,000	414,980
PROG Holdings, Inc. 6.00%, 11/15/29(a)	463,000	444,973
PTC, Inc. 4.00%, 2/15/28(a)	136,000	132,714
Investments	Principal Amount	Value
Range Resources Corp. 4.75%, 2/15/30(a)	$203,000	$197,472
Regal Rexnord Corp.
6.05%, 4/15/28	43,000	44,298
6.30%, 2/15/30	559,000	585,908
6.40%, 4/15/33	416,000	439,977
Resideo Funding, Inc. 6.50%, 7/15/32(a)	173,000	177,563
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/29(a)	406,000	397,750
RLJ Lodging Trust LP 4.00%, 9/15/29(a)	397,000	371,213
ROBLOX Corp. 3.88%, 5/1/30(a)	406,000	384,485
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	242,000	234,572
Royal Caribbean Cruises Ltd.
5.50%, 4/1/28(a)	664,000	672,363
5.63%, 9/30/31(a)	230,000	231,505
6.00%, 2/1/33(a)	136,000	138,632
Sabra Health Care LP 3.20%, 12/1/31	115,000	102,742
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32(b)	335,000	344,156
SBA Communications Corp. 3.13%, 2/1/29	4,000	3,783
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(a)	645,000	621,911
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	146,000	148,161
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)(b)	402,000	393,738
Sensata Technologies BV 4.00%, 4/15/29(a)	615,000	585,397
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	389,000	355,969
Service Corp. International
3.38%, 8/15/30	832,000	767,206
4.00%, 5/15/31	217,000	203,574
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/32(a)	121,000	125,815
Silgan Holdings, Inc. 4.13%, 2/1/28	121,000	119,096
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	149,000	120,947
4.38%, 12/31/32(a)	553,000	387,842
Sirius XM Radio LLC
5.00%, 8/1/27(a)	407,000	403,754

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
4.00%, 7/15/28(a)	$1,016,000	$976,326
5.50%, 7/1/29(a)	767,000	761,613
4.13%, 7/1/30(a)	1,157,000	1,064,741
3.88%, 9/1/31(a)(b)	560,000	497,828
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/28(a)	388,000	406,564
Six Flags Entertainment Corp. 7.25%, 5/15/31(a)	414,000	425,762
Six Flags Entertainment Corp./ Canada’s Wonderland Co./Magnum Management Corp. 5.38%, 4/15/27	62,000	61,946
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada’s Wonderland Co. 6.63%, 5/1/32(a)(b)	175,000	180,669
Skyworks Solutions, Inc. 3.00%, 6/1/31	89,000	78,479
SM Energy Co.
6.75%, 8/1/29(a)	487,000	485,669
7.00%, 8/1/32(a)(b)	570,000	562,588
Somnigroup International, Inc.
4.00%, 4/15/29(a)	425,000	406,689
3.88%, 10/15/31(a)	617,000	561,366
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	128,000	124,376
4.88%, 11/15/31(a)(b)	654,000	622,568
Southwestern Energy Co. 4.75%, 2/1/32	246,000	238,988
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	309,000	309,378
6.50%, 6/1/32(a)	95,000	98,820
Stagwell Global LLC 5.63%, 8/15/29(a)	770,000	737,443
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	228,000	225,937
7.25%, 4/1/29(a)	355,000	373,974
Station Casinos LLC
4.50%, 2/15/28(a)	638,000	626,889
4.63%, 12/1/31(a)	404,000	378,629
StoneX Group, Inc. 7.88%, 3/1/31(a)	267,000	280,110
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)	382,000	389,955
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	273,000	254,445
Sunoco LP 7.25%, 5/1/32(a)	650,000	682,906
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/29	385,000	373,966
Synchrony Financial 7.25%, 2/2/33	500,000	523,349
Investments	Principal Amount	Value
Talen Energy Supply LLC 8.63%, 6/1/30(a)	$349,000	$373,446
Talos Production, Inc.
9.00%, 2/1/29(a)	404,000	414,603
9.38%, 2/1/31(a)	550,000	561,899
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	407,000	405,541
TEGNA, Inc.
4.75%, 3/15/26(a)	123,000	122,816
4.63%, 3/15/28(b)	770,000	749,071
5.00%, 9/15/29	866,000	827,810
Teleflex, Inc.
4.63%, 11/15/27	139,000	137,714
4.25%, 6/1/28(a)	70,000	68,408
Tenet Healthcare Corp.
6.13%, 10/1/28	81,000	81,146
4.25%, 6/1/29	65,000	63,165
4.38%, 1/15/30	580,000	562,410
6.13%, 6/15/30	728,000	741,094
Tenneco, Inc. 8.00%, 11/17/28(a)	1,135,000	1,123,211
Terex Corp.
5.00%, 5/15/29(a)	244,000	238,512
6.25%, 10/15/32(a)	385,000	386,013
Thor Industries, Inc. 4.00%, 10/15/29(a)	358,000	337,322
TopBuild Corp. 4.13%, 2/15/32(a)	220,000	204,260
TransDigm, Inc.
6.75%, 8/15/28(a)	340,000	347,466
4.63%, 1/15/29	750,000	736,425
4.88%, 5/1/29	1,034,000	1,016,269
6.63%, 3/1/32(a)	950,000	984,549
Transocean, Inc. 8.25%, 5/15/29(a)	836,000	774,673
Travel & Leisure Co.
6.63%, 7/31/26(a)	77,000	77,904
4.50%, 12/1/29(a)(b)	485,000	467,965
TreeHouse Foods, Inc. 4.00%, 9/1/28(b)	376,000	343,679
TriNet Group, Inc. 3.50%, 3/1/29(a)	307,000	288,404
TTM Technologies, Inc. 4.00%, 3/1/29(a)	242,000	231,367
Twilio, Inc.
3.63%, 3/15/29	167,000	159,122
3.88%, 3/15/31	225,000	210,679
U.S. Foods, Inc.
6.88%, 9/15/28(a)	112,000	115,912
4.75%, 2/15/29(a)	274,000	269,678

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025
Investments	Principal Amount	Value
4.63%, 6/1/30(a)	$315,000	$306,989
5.75%, 4/15/33(a)	175,000	175,423
Under Armour, Inc. 3.25%, 6/15/26	1,000	986
United Airlines, Inc.
4.38%, 4/15/26(a)	302,000	300,228
4.63%, 4/15/29(a)	1,145,000	1,112,491
United Natural Foods, Inc. 6.75%, 10/15/28(a)	414,000	409,263
United Rentals North America, Inc.
3.88%, 11/15/27	145,000	142,306
4.88%, 1/15/28	153,000	152,587
4.00%, 7/15/30(b)	212,000	202,506
3.88%, 2/15/31	1,195,000	1,124,359
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	86,000	86,341
7.13%, 3/15/29(a)	595,000	610,364
Vail Resorts, Inc. 6.50%, 5/15/32(a)(b)	86,000	89,032
Valvoline, Inc. 3.63%, 6/15/31(a)	288,000	261,003
Vertiv Group Corp. 4.13%, 11/15/28(a)(b)	181,000	176,648
VF Corp.
2.80%, 4/23/27	145,000	138,670
2.95%, 4/23/30	510,000	430,264
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	291,000	305,432
Victoria’s Secret & Co. 4.63%, 7/15/29(a)(b)	491,000	458,556
Vistra Operations Co. LLC
5.00%, 7/31/27(a)	259,000	258,806
4.38%, 5/1/29(a)	160,000	156,158
7.75%, 10/15/31(a)	760,000	807,865
6.88%, 4/15/32(a)	110,000	115,138
Vontier Corp. 2.95%, 4/1/31	78,000	69,904
WESCO Distribution, Inc. 6.63%, 3/15/32(a)	306,000	318,279
Western Alliance Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(c)	32,000	29,662
Williams Scotsman, Inc. 4.63%, 8/15/28(a)	684,000	676,305
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)	430,000	385,815
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	213,000	208,634
Investments	Principal Amount	Value
XHR LP 4.88%, 6/1/29(a)(b)	$273,000	$265,007
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	672,000	657,276
4.50%, 9/15/27(a)(b)	250,000	243,993
7.25%, 1/15/29(a)(b)	570,000	584,664
XPO, Inc. 7.13%, 2/1/32(a)	90,000	94,462
Yum! Brands, Inc. 3.63%, 3/15/31	127,000	117,606
Zebra Technologies Corp. 6.50%, 6/1/32(a)	100,000	103,044
ZipRecruiter, Inc. 5.00%, 1/15/30(a)	412,000	352,087
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	349,000	328,953
Total United States		189,370,746
TOTAL CORPORATE BONDS (Cost: $186,287,181)		189,511,753
MUTUAL FUND – 2.9%
United States – 2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d) (Cost: $5,691,996)	5,691,996	5,691,996
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.2%
United States – 6.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	10,384,680	10,384,680
WisdomTree Government Money Market Digital Fund, 4.10%(d)(e)	2,000,000	2,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $12,384,680)		12,384,680
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $204,363,857)		207,588,429
Other Liabilities less Assets – (4.7)%		(9,296,223)
NET ASSETS – 100.0%		$198,292,206

(a)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,189,868 and the total market value of the collateral held by the Fund was $26,127,974. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,743,294.

(c)  Rate shown reflects the accrual rate as of June 30, 2025 on securities with variable or step rates.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2025.

(e)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$3,600,000	$1,600,000	$—	$—	$2,000,000	$6,349

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$189,511,753	$—	$189,511,753
Mutual Fund	—	5,691,996	—	5,691,996
Investment of Cash Collateral for Securities Loaned	—	12,384,680	—	12,384,680
Total Investments in Securities	$—	$207,588,429	$—	$207,588,429

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 99.3%
Germany – 1.1%
Deutsche Bank AG
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	$374,000	$392,845
6.82%, 11/20/29, (6.819% fixed rate until 11/20/28; Secured Overnight Financing Rate + 2.51% thereafter)(a)	150,000	160,037
Total Germany		552,882
Switzerland – 0.6%
ABB Finance USA, Inc. 3.80%, 4/3/28	39,000	39,029
UBS AG 7.50%, 2/15/28	250,000	269,737
Total Switzerland		308,766
Taiwan – 0.4%
TSMC Arizona Corp. 3.88%, 4/22/27	200,000	199,045
United Kingdom – 0.4%
Astrazeneca Finance LLC 4.90%, 3/3/30	118,000	121,142
BAT Capital Corp. 3.56%, 8/15/27	64,000	62,990
Total United Kingdom		184,132
United States – 96.8%
3M Co. 2.88%, 10/15/27(b)	82,000	79,748
AbbVie, Inc. 2.95%, 11/21/26	179,000	176,112
3.20%, 11/21/29	263,000	251,596
Adobe, Inc. 2.30%, 2/1/30(b)	96,000	88,603
AEP Texas, Inc.
3.95%, 6/1/28	154,000	152,246
5.45%, 5/15/29	81,000	83,771
Air Products & Chemicals, Inc. 2.05%, 5/15/30(b)	136,000	122,930
Albemarle Corp. 4.65%, 6/1/27(b)	68,000	67,797
Allstate Corp. 3.28%, 12/15/26	58,000	57,209
Ally Financial, Inc.
4.75%, 6/9/27(b)	88,000	88,535
7.10%, 11/15/27	4,000	4,218
2.20%, 11/2/28(b)	120,000	110,794
Altria Group, Inc.
2.63%, 9/16/26	71,000	69,622
4.80%, 2/14/29	140,000	141,664
Amazon.com, Inc. 3.15%, 8/22/27	141,000	138,723
Investments	Principal Amount	Value
Amcor Flexibles North America, Inc. 5.10%, 3/17/30(c)	$120,000	$122,124
Ameren Corp.
1.95%, 3/15/27(b)	142,000	136,935
5.00%, 1/15/29(b)	20,000	20,376
American Express Co.
2.55%, 3/4/27	110,000	107,157
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	71,000	71,711
5.04%, 7/26/28, (5.043% fixed rate until 7/26/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	108,000	109,583
American Homes 4 Rent LP 4.25%, 2/15/28	93,000	92,504
American Honda Finance Corp.
5.65%, 11/15/28(b)	62,000	64,432
4.90%, 3/13/29(b)	40,000	40,637
American Water Capital Corp. 2.80%, 5/1/30(b)	79,000	73,493
Amgen, Inc.
2.20%, 2/21/27	29,000	28,072
3.20%, 11/2/27	186,000	181,265
5.15%, 3/2/28	137,000	140,023
1.65%, 8/15/28(b)	76,000	70,279
4.05%, 8/18/29	36,000	35,593
5.25%, 3/2/30	117,000	120,680
Amphenol Corp. 2.80%, 2/15/30	95,000	89,207
Analog Devices, Inc. 3.45%, 6/15/27	78,000	77,243
Aon Corp. 3.75%, 5/2/29	100,000	97,919
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/27	3,000	2,926
Apollo Debt Solutions BDC 6.90%, 4/13/29	51,000	53,239
Apple, Inc. 1.20%, 2/8/28	132,000	123,262
Arch Capital Finance LLC 4.01%, 12/15/26	28,000	27,880
Arrow Electronics, Inc. 5.15%, 8/21/29	57,000	57,945
Athene Holding Ltd. 4.13%, 1/12/28	97,000	96,107
Atmos Energy Corp. 3.00%, 6/15/27	7,000	6,866
Automatic Data Processing, Inc. 1.70%, 5/15/28	3,000	2,823
AutoZone, Inc.
3.75%, 4/18/29	185,000	181,082
5.10%, 7/15/29(b)	30,000	30,793

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
AvalonBay Communities, Inc. 3.35%, 5/15/27	$35,000	$34,518
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14%, 11/7/29	52,000	49,647
Bank of America Corp.
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	89,000	88,076
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	38,000	37,734
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	547,000	531,812
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	354,000	344,169
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	321,000	317,307
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	67,019
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	89,640
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	6,000	5,865
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	98,000	96,920
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	294,000	300,540
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	157,000	147,188
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(a)	138,000	143,895
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	225,000	221,603
Bank of New York Mellon Corp.
3.40%, 1/29/28	9,000	8,856
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	121,000	119,645
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	118,000	120,848
Baxter International, Inc. 1.92%, 2/1/27	61,000	58,751
Investments	Principal Amount	Value
Becton Dickinson & Co.
4.69%, 2/13/28(b)	$30,000	$30,301
4.87%, 2/8/29	130,000	131,846
Berkshire Hathaway Energy Co. 3.25%, 4/15/28	70,000	68,542
BGC Group, Inc. 6.60%, 6/10/29	97,000	100,621
Biogen, Inc. 2.25%, 5/1/30	137,000	123,484
Black Hills Corp. 3.05%, 10/15/29	73,000	68,429
Blackstone Private Credit Fund 5.95%, 7/16/29	155,000	158,155
Blackstone Secured Lending Fund
2.13%, 2/15/27	123,000	117,567
2.85%, 9/30/28	107,000	99,686
Blue Owl Capital Corp. 2.88%, 6/11/28	306,000	285,216
Blue Owl Credit Income Corp.
7.75%, 1/15/29	81,000	86,309
6.60%, 9/15/29	112,000	115,419
Blue Owl Technology Finance Corp. 6.75%, 4/4/29	83,000	84,767
BorgWarner, Inc. 2.65%, 7/1/27	135,000	130,605
BP Capital Markets America, Inc.
3.59%, 4/14/27	75,000	74,289
4.23%, 11/6/28	40,000	40,046
Bristol-Myers Squibb Co. 3.90%, 2/20/28	177,000	176,241
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	174,000	172,958
Broadcom, Inc.
3.46%, 9/15/26(b)	50,000	49,537
4.11%, 9/15/28	51,000	50,812
4.75%, 4/15/29	95,000	96,248
5.05%, 7/12/29	141,000	144,453
Brunswick Corp. 5.85%, 3/18/29(b)	57,000	58,798
Bunge Ltd. Finance Corp.
3.75%, 9/25/27(b)	115,000	114,039
4.10%, 1/7/28	14,000	13,925
4.20%, 9/17/29	3,000	2,967
Campbell Soup Co. 5.20%, 3/21/29(b)	103,000	105,473
Capital One Financial Corp.
3.75%, 3/9/27	235,000	233,204
3.80%, 1/31/28	174,000	171,844
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	27,000	28,352
See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
Cardinal Health, Inc. 5.00%, 11/15/29	$127,000	$129,570
Carrier Global Corp. 2.49%, 2/15/27	152,000	147,970
Caterpillar Financial Services Corp. 4.70%, 11/15/29	255,000	259,888
CBRE Services, Inc. 5.50%, 4/1/29	28,000	28,969
CDW LLC/CDW Finance Corp. 3.25%, 2/15/29	115,000	109,049
Cencora, Inc. 2.80%, 5/15/30(b)	106,000	98,555
Charles Schwab Corp. 2.00%, 3/20/28(b)	133,000	125,929
4.00%, 2/1/29(b)	169,000	167,904
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29	129,000	124,511
Cheniere Energy Partners LP 4.50%, 10/1/29	73,000	72,220
Chevron Corp. 2.24%, 5/11/30	134,000	122,455
Chevron USA, Inc. 3.25%, 10/15/29	2,000	1,941
Cigna Group 4.38%, 10/15/28	239,000	239,376
5.00%, 5/15/29(b)	83,000	84,920
Cintas Corp. No. 2 3.70%, 4/1/27	80,000	79,448
Cisco Systems, Inc. 4.85%, 2/26/29	163,000	167,089
Citigroup, Inc.
4.30%, 11/20/26	43,000	42,947
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	117,000	114,716
4.45%, 9/29/27	258,000	258,279
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	198,000	193,712
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	88,617
4.13%, 7/25/28	91,000	90,411
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	288,000	282,168
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	98,000	97,057
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	151,000	154,083
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	124,000	121,563
Investments	Principal Amount	Value
Citizens Financial Group, Inc. 5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)(b)	$106,000	$109,784
Clorox Co.
3.10%, 10/1/27	26,000	25,415
3.90%, 5/15/28	7,000	6,946
4.40%, 5/1/29	3,000	3,013
CNA Financial Corp. 3.90%, 5/1/29	73,000	71,604
Coca-Cola Co. 1.00%, 3/15/28(b)	93,000	86,351
Coca-Cola Consolidated, Inc. 5.25%, 6/1/29	35,000	36,086
Comcast Corp.
3.30%, 4/1/27	4,000	3,941
5.35%, 11/15/27	64,000	65,734
3.15%, 2/15/28	109,000	106,247
4.15%, 10/15/28	88,000	87,861
4.55%, 1/15/29	167,000	168,953
Comerica, Inc. 4.00%, 2/1/29	195,000	190,636
Concentrix Corp. 6.60%, 8/2/28(b)	47,000	49,336
ConocoPhillips Co. 4.40%, 7/15/27	65,000	64,711
Corebridge Financial, Inc. 3.65%, 4/5/27	190,000	187,639
Costco Wholesale Corp. 1.38%, 6/20/27	52,000	49,614
Coterra Energy, Inc. 4.38%, 3/15/29	98,000	97,113
CSX Corp.
3.80%, 3/1/28	107,000	106,097
4.25%, 3/15/29	6,000	6,004
CVS Health Corp.
3.63%, 4/1/27	67,000	66,177
1.30%, 8/21/27	157,000	147,233
4.30%, 3/25/28	216,000	215,181
3.25%, 8/15/29	280,000	266,201
DCP Midstream Operating LP
5.63%, 7/15/27(b)	59,000	60,317
5.13%, 5/15/29	31,000	31,500
Dell International LLC/EMC Corp.
4.90%, 10/1/26	93,000	93,465
5.30%, 10/1/29	84,000	86,471
5.00%, 4/1/30	120,000	121,993
Devon Energy Corp. 5.25%, 10/15/27	46,000	46,093
Diamondback Energy, Inc. 3.50%, 12/1/29	115,000	110,051

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
Discover Bank 2.70%, 2/6/30	$250,000	$230,247
DOC DR LLC 4.30%, 3/15/27	24,000	23,961
Dollar General Corp. 4.63%, 11/1/27	139,000	139,995
Dollar Tree, Inc. 4.20%, 5/15/28	89,000	88,222
Dominion Energy, Inc.
4.25%, 6/1/28	15,000	14,989
3.38%, 4/1/30, Series C(b)	129,000	122,720
Dow Chemical Co. 7.38%, 11/1/29	110,000	122,050
DR Horton, Inc. 1.40%, 10/15/27	30,000	28,223
DTE Energy Co.
4.88%, 6/1/28	200,000	203,012
5.10%, 3/1/29	142,000	144,917
Duke Energy Carolinas LLC 2.95%, 12/1/26	22,000	21,668
Duke Energy Corp.
4.30%, 3/15/28	185,000	185,439
4.85%, 1/5/29	2,000	2,033
Duke Energy Ohio, Inc. 3.65%, 2/1/29	2,000	1,963
Eastman Chemical Co. 5.00%, 8/1/29	51,000	51,761
Eaton Corp. 4.35%, 5/18/28	133,000	134,142
Ecolab, Inc. 5.25%, 1/15/28	74,000	76,251
Elevance Health, Inc. 4.10%, 3/1/28(b)	312,000	311,237
Eli Lilly & Co. 4.50%, 2/9/27	81,000	81,698
Emerson Electric Co. 1.80%, 10/15/27	59,000	56,219
Enact Holdings, Inc. 6.25%, 5/28/29	79,000	81,998
Energy Transfer LP 4.40%, 3/15/27	47,000	47,020
Entergy Louisiana LLC 3.25%, 4/1/28	109,000	106,465
Enterprise Products Operating LLC 4.15%, 10/16/28	168,000	168,050
EPR Properties 3.75%, 8/15/29	97,000	92,537
EQT Corp.
5.70%, 4/1/28	82,000	84,356
7.00%, 2/1/30(b)	111,000	120,318
Investments	Principal Amount	Value
Equifax, Inc. 4.80%, 9/15/29	$144,000	$145,315
Equitable Holdings, Inc. 4.35%, 4/20/28	136,000	135,744
ERP Operating LP 3.25%, 8/1/27	103,000	101,041
Essential Utilities, Inc. 2.70%, 4/15/30	80,000	73,776
Essex Portfolio LP
1.70%, 3/1/28	76,000	70,871
4.00%, 3/1/29	49,000	48,264
Estee Lauder Cos., Inc.
3.15%, 3/15/27	67,000	65,950
4.38%, 5/15/28	6,000	6,022
Eversource Energy
2.90%, 3/1/27	64,000	62,518
5.45%, 3/1/28	10,000	10,263
Exelon Corp.
5.15%, 3/15/28	40,000	40,904
5.15%, 3/15/29	93,000	95,489
Expand Energy Corp. 5.38%, 3/15/30	121,000	121,453
Expedia Group, Inc. 3.80%, 2/15/28	127,000	125,142
Extra Space Storage LP
3.88%, 12/15/27	89,000	88,040
3.90%, 4/1/29	58,000	56,833
F&G Annuities & Life, Inc. 6.50%, 6/4/29	59,000	60,967
FactSet Research Systems, Inc. 2.90%, 3/1/27	138,000	134,770
FedEx Corp. 4.20%, 10/17/28(c)	82,000	81,273
Fidelity National Financial, Inc. 4.50%, 8/15/28	134,000	133,822
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)(b)	264,000	275,422
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)(b)	5,000	5,268
First-Citizens Bank & Trust Co. 6.13%, 3/9/28	19,000	19,733
Fiserv, Inc.
2.25%, 6/1/27	84,000	80,929
3.50%, 7/1/29(b)	126,000	121,410
FMC Corp. 3.20%, 10/1/26	138,000	135,538
Fortune Brands Innovations, Inc. 3.25%, 9/15/29(b)	93,000	88,183

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
Fox Corp. 4.71%, 1/25/29	$102,000	$102,930
GE HealthCare Technologies, Inc. 5.65%, 11/15/27(b)	158,000	162,851
General Mills, Inc. 4.70%, 1/30/27	209,000	210,265
4.20%, 4/17/28	4,000	3,996
5.50%, 10/17/28	53,000	54,977
Genuine Parts Co. 4.95%, 8/15/29(b)	79,000	80,281
Gilead Sciences, Inc. 2.95%, 3/1/27	130,000	127,708
Global Payments, Inc. 3.20%, 8/15/29	120,000	113,519
Goldman Sachs Group, Inc. 5.95%, 1/15/27	64,000	65,807
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	45,391
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	48,082
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	149,000	146,629
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	45,000	44,776
Halliburton Co. 2.92%, 3/1/30(b)	132,000	122,914
Hasbro, Inc. 3.50%, 9/15/27	52,000	50,870
HCA, Inc. 4.50%, 2/15/27(b)	157,000	157,050
3.13%, 3/15/27	2,000	1,959
5.63%, 9/1/28(b)	103,000	106,065
4.13%, 6/15/29	153,000	150,409
5.25%, 3/1/30(b)	118,000	121,041
Healthpeak OP LLC 3.50%, 7/15/29	123,000	118,802
HEICO Corp. 5.25%, 8/1/28	107,000	109,863
Hershey Co. 4.25%, 5/4/28	2,000	2,017
Hewlett Packard Enterprise Co. 4.55%, 10/15/29	155,000	154,277
Holcim Finance US LLC 4.95%, 4/7/30(b)(c)	120,000	121,648
Home Depot, Inc. 4.95%, 9/30/26	70,000	70,695
2.88%, 4/15/27	72,000	70,616
2.95%, 6/15/29(b)	48,000	45,964
Investments	Principal Amount	Value
Honeywell International, Inc.
4.25%, 1/15/29	$74,000	$74,227
2.70%, 8/15/29	94,000	88,697
Howmet Aerospace, Inc. 3.00%, 1/15/29	68,000	65,063
HP, Inc. 4.00%, 4/15/29	99,000	96,971
Humana, Inc. 4.88%, 4/1/30	121,000	121,982
Huntington Bancshares, Inc. 6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	126,000	132,261
Huntington Ingalls Industries, Inc. 2.04%, 8/16/28	83,000	77,302
Hyatt Hotels Corp. 5.25%, 6/30/29	167,000	170,021
IDEX Corp. 4.95%, 9/1/29	15,000	15,251
Ingersoll Rand, Inc. 5.40%, 8/14/28	87,000	89,748
Ingredion, Inc. 3.20%, 10/1/26	61,000	60,075
Intercontinental Exchange, Inc. 3.10%, 9/15/27	120,000	117,316
International Business Machines Corp. 3.50%, 5/15/29	252,000	245,005
Interpublic Group of Cos., Inc. 4.65%, 10/1/28	132,000	132,801
Intuit, Inc. 5.13%, 9/15/28	131,000	135,224
ITC Holdings Corp. 3.35%, 11/15/27	8,000	7,835
Jabil, Inc. 4.25%, 5/15/27	72,000	71,830
JM Smucker Co. 5.90%, 11/15/28	48,000	50,454
John Deere Capital Corp. 2.35%, 3/8/27	27,000	26,274
4.95%, 7/14/28(b)	198,000	202,913
4.85%, 6/11/29	64,000	65,600
Johnson & Johnson 0.95%, 9/1/27	57,000	53,637
JPMorgan Chase & Co. 2.95%, 10/1/26	49,000	48,299
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	66,616
8.00%, 4/29/27	2,000	2,136
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	256,000	247,061

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
4.25%, 10/1/27(b)	$106,000	$106,515
5.04%, 1/23/28, (5.04% fixed rate until 1/23/27; Secured Overnight Financing Rate + 1.19% thereafter)(a)	44,000	44,475
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	102,000	101,125
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	88,979
5.57%, 4/22/28, (5.571% fixed rate until 4/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	126,000	128,643
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	87,961
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	226,000	222,805
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)(b)	94,000	90,349
4.98%, 7/22/28, (4.979% fixed rate until 7/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	154,000	156,010
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)(b)	217,000	219,328
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	106,000	103,880
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	184,000	182,433
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	18,000	16,895
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	146,000	145,440
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	140,000	143,780
Juniper Networks, Inc. 3.75%, 8/15/29	22,000	21,400
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	2,000	2,017
5.05%, 3/15/29	106,000	108,402
3.95%, 4/15/29	111,000	109,299
KeyCorp
4.10%, 4/30/28	208,000	206,740
2.55%, 10/1/29	73,000	67,459
Keysight Technologies, Inc. 4.60%, 4/6/27	84,000	84,351
Investments	Principal Amount	Value
Kimberly-Clark Corp. 3.20%, 4/25/29	$3,000	$2,912
Kirby Corp. 4.20%, 3/1/28	27,000	26,770
KLA Corp. 4.10%, 3/15/29	64,000	63,948
Kraft Heinz Foods Co. 3.88%, 5/15/27	247,000	245,130
Kroger Co.
3.70%, 8/1/27	63,000	62,461
4.50%, 1/15/29	28,000	28,257
L3Harris Technologies, Inc.
3.85%, 12/15/26	13,000	12,929
4.40%, 6/15/28	341,000	342,023
Laboratory Corp. of America Holdings 4.35%, 4/1/30	123,000	122,202
Lazard Group LLC 4.50%, 9/19/28	46,000	45,845
Lear Corp. 3.80%, 9/15/27	71,000	69,985
Leggett & Platt, Inc. 3.50%, 11/15/27	22,000	21,360
Lennox International, Inc. 5.50%, 9/15/28	18,000	18,566
Lockheed Martin Corp. 4.50%, 2/15/29	17,000	17,173
Lowe’s Cos., Inc.
3.10%, 5/3/27	43,000	42,177
1.70%, 9/15/28(b)	185,000	171,189
LPL Holdings, Inc. 6.75%, 11/17/28	76,000	81,088
Manufacturers & Traders Trust Co. 4.70%, 1/27/28	250,000	252,273

Marathon Oil Corp. 4.40%, 7/15/27	111,000	110,493
Marathon Petroleum Corp.
3.80%, 4/1/28(b)	23,000	22,695
5.15%, 3/1/30	119,000	121,390
Marriott International, Inc. 4.88%, 5/15/29	96,000	97,449
Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	50,000	50,240
Mastercard, Inc. 3.30%, 3/26/27	64,000	63,346
McDonald’s Corp. 4.80%, 8/14/28	156,000	158,982
Merck & Co., Inc.
1.70%, 6/10/27	37,000	35,480
4.05%, 5/17/28	31,000	31,156
3.40%, 3/7/29	27,000	26,342

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
Meta Platforms, Inc. 3.50%, 8/15/27	$81,000	$80,252
Microchip Technology, Inc. 5.05%, 2/15/30	87,000	88,304
Mid-America Apartments LP 4.20%, 6/15/28	75,000	74,918
Mondelez International, Inc. 4.13%, 5/7/28	109,000	109,251
Morgan Stanley
3.63%, 1/20/27	51,000	50,589
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	276,000	269,374
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	476,000	461,860
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	203,012
5.65%, 4/13/28, (5.652% fixed rate until 4/13/27; Secured Overnight Financing Rate + 1.01% thereafter)(a)	94,000	96,113
3.59%, 7/22/28(a)	27,000	26,531
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)(b)	91,000	94,829
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	180,000	177,331
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	32,000	32,576
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	189,000	192,784
6.41%, 11/1/29, (6.407% fixed rate until 11/1/28; Secured Overnight Financing Rate + 1.83% thereafter)(a)	228,000	241,580
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	221,000	220,660
Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	60,000	59,639
Mosaic Co. 5.38%, 11/15/28	94,000	96,600
Motorola Solutions, Inc. 4.60%, 5/23/29(b)	97,000	97,580
MPLX LP
4.25%, 12/1/27	40,000	39,880
4.00%, 3/15/28	84,000	83,184
4.80%, 2/15/29	92,000	92,901
Nasdaq, Inc. 5.35%, 6/28/28	38,000	39,147
Investments	Principal Amount	Value
Netflix, Inc.
4.38%, 11/15/26(b)	$132,000	$132,726
6.38%, 5/15/29(b)	58,000	62,457
Nevada Power Co. 3.70%, 5/1/29, Series CC	41,000	40,130
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	127,000	122,496
4.63%, 7/15/27	120,000	120,803
1.90%, 6/15/28	65,000	60,770
4.90%, 3/15/29	102,000	103,700
NIKE, Inc.
2.38%, 11/1/26	34,000	33,286
2.75%, 3/27/27	8,000	7,830
NiSource, Inc. 5.25%, 3/30/28(b)	250,000	255,940
NMI Holdings, Inc. 6.00%, 8/15/29	31,000	31,874
NNN REIT, Inc. 3.50%, 10/15/27	63,000	61,948
Northern Trust Corp. 3.65%, 8/3/28	13,000	12,840
Northrop Grumman Corp. 3.25%, 1/15/28	99,000	96,761
Novartis Capital Corp. 2.00%, 2/14/27	36,000	34,983
ONEOK, Inc.
5.65%, 11/1/28	93,000	96,406
4.35%, 3/15/29	97,000	96,340
3.40%, 9/1/29	94,000	89,815
Oracle Corp.
2.80%, 4/1/27	243,000	236,934
3.25%, 11/15/27	105,000	102,646
4.50%, 5/6/28(b)	54,000	54,308
6.15%, 11/9/29(b)	82,000	87,533
2.95%, 4/1/30(b)	131,000	122,382
O’Reilly Automotive, Inc. 3.60%, 9/1/27	123,000	121,409
Otis Worldwide Corp. 5.25%, 8/16/28	28,000	28,831
Ovintiv, Inc. 5.65%, 5/15/28(b)	85,000	87,446
Owens Corning 5.50%, 6/15/27	41,000	41,926
PACCAR Financial Corp. 4.60%, 1/31/29	48,000	48,718
Paramount Global 2.90%, 1/15/27(b)	41,000	39,923
Parker-Hannifin Corp.
4.25%, 9/15/27	120,000	120,415
3.25%, 6/14/29	21,000	20,185
See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
Paychex, Inc. 5.10%, 4/15/30	$119,000	$121,879
PayPal Holdings, Inc.
2.65%, 10/1/26	56,000	55,002
3.90%, 6/1/27	5,000	4,985
2.85%, 10/1/29	2,000	1,889
PepsiCo, Inc. 3.60%, 2/18/28	108,000	107,145
Pfizer, Inc. 2.63%, 4/1/30	132,000	122,931
Philip Morris International, Inc. 4.88%, 2/13/29	284,000	289,126
5.13%, 2/15/30	118,000	121,487
Phillips 66 3.90%, 3/15/28(b)	124,000	122,811
Pinnacle West Capital Corp. 5.15%, 5/15/30(b)	120,000	122,869
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29(b)	92,000	87,978
PNC Financial Services Group, Inc.
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	74,000	74,130
3.15%, 5/19/27	235,000	230,840
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)(b)	23,000	23,353
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	119,000	123,292
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)(b)	118,000	122,267
Polaris, Inc. 6.95%, 3/15/29(b)	29,000	30,497
PPG Industries, Inc. 3.75%, 3/15/28	104,000	102,775
Prologis LP
3.25%, 10/1/26	16,000	15,814
2.88%, 11/15/29	2,000	1,887
Prudential Financial, Inc. 3.88%, 3/27/28	43,000	42,831
Public Service Enterprise Group, Inc. 5.20%, 4/1/29	141,000	145,121
Public Storage Operating Co.
1.50%, 11/9/26	68,000	65,683
3.39%, 5/1/29	3,000	2,911
Realty Income Corp. 4.70%, 12/15/28	22,000	22,332
3.25%, 6/15/29	31,000	29,768
Regions Financial Corp. 1.80%, 8/12/28	78,000	72,135
Investments	Principal Amount	Value
Revvity, Inc. 3.30%, 9/15/29	$129,000	$122,255
Roper Technologies, Inc. 2.95%, 9/15/29	191,000	180,555
Royalty Pharma PLC 1.75%, 9/2/27	49,000	46,424
RTX Corp.
3.50%, 3/15/27	58,000	57,329
3.13%, 5/4/27	27,000	26,493
4.13%, 11/16/28	132,000	131,537
5.75%, 1/15/29	140,000	146,741
S&P Global, Inc. 2.95%, 1/22/27	50,000	49,175
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	87,000	86,612
4.50%, 5/15/30(b)	123,000	122,818
Sempra 3.25%, 6/15/27	102,000	99,949
Sherwin-Williams Co. 3.45%, 6/1/27(b)	125,000	123,342
Solventum Corp. 5.40%, 3/1/29	118,000	121,563
Southern California Gas Co. 2.95%, 4/15/27	79,000	77,460
Southern Co.
4.85%, 6/15/28	93,000	94,650
5.50%, 3/15/29(b)	49,000	51,030
Southwestern Electric Power Co. 4.10%, 9/15/28, Series M	93,000	92,208
Starbucks Corp. 3.50%, 3/1/28	203,000	199,443
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,688
4.53%, 2/20/29, (4.53% fixed rate until 2/20/28; Secured Overnight Financing Rate + 1.018% thereafter)(a)	218,000	219,834
Steel Dynamics, Inc. 1.65%, 10/15/27	125,000	117,859
Synchrony Financial
3.95%, 12/1/27	20,000	19,677
5.15%, 3/19/29	86,000	86,362
Synopsys, Inc. 4.85%, 4/1/30	120,000	121,740
Sysco Corp. 5.75%, 1/17/29	62,000	64,738
Take-Two Interactive Software, Inc. 3.70%, 4/14/27	26,000	25,751
Tapestry, Inc. 4.13%, 7/15/27	22,000	21,859

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
Target Corp. 3.38%, 4/15/29	$3,000	$2,921
Texas Instruments, Inc.
4.60%, 2/8/27	51,000	51,486
2.25%, 9/4/29	3,000	2,785
Thermo Fisher Scientific, Inc. 5.00%, 1/31/29	26,000	26,696
Toll Brothers Finance Corp. 3.80%, 11/1/29(b)	66,000	64,076
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)(b)	295,000	288,435
1.13%, 8/3/27	125,000	117,593
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)(b)	195,000	197,344
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	55,000	59,517
Tyson Foods, Inc. 5.40%, 3/15/29	113,000	116,506
U.S. Bancorp
3.15%, 4/27/27, Series X	187,000	183,815
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	95,000	91,847
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	96,000	96,702
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	71,000	73,719
3.00%, 7/30/29	118,000	111,751
Uber Technologies, Inc. 4.30%, 1/15/30(b)	121,000	120,601
Union Pacific Corp. 3.70%, 3/1/29(b)	68,000	66,910
United Parcel Service, Inc. 3.40%, 3/15/29	22,000	21,462
UnitedHealth Group, Inc.
5.25%, 2/15/28(b)	51,000	52,374
4.25%, 1/15/29(b)	82,000	81,866
4.00%, 5/15/29	83,000	82,043
4.80%, 1/15/30	108,000	109,704
5.30%, 2/15/30	117,000	121,177
2.00%, 5/15/30	138,000	123,523
Universal Health Services, Inc. 4.63%, 10/15/29	11,000	10,882
Valero Energy Corp.
2.15%, 9/15/27	84,000	80,165
4.00%, 4/1/29	47,000	46,192
Investments	Principal Amount	Value
Veralto Corp. 5.35%, 9/18/28	$63,000	$64,967
VeriSign, Inc. 4.75%, 7/15/27	4,000	4,002
Verizon Communications, Inc. 5.40%, 7/2/37(c)	24,000	24,156
VICI Properties LP 4.95%, 2/15/30	121,000	121,764
Virginia Electric & Power Co. 2.95%, 11/15/26, Series B	68,000	66,876
Visa, Inc. 1.90%, 4/15/27	72,000	69,568
VMware LLC 4.70%, 5/15/30	122,000	122,557
Walmart, Inc. 3.90%, 4/15/28	47,000	47,094
Walt Disney Co. 2.00%, 9/1/29	84,000	77,157
Waste Connections, Inc. 3.50%, 5/1/29	87,000	85,121
Waste Management, Inc.
3.15%, 11/15/27	134,000	131,341
3.88%, 1/15/29	36,000	35,589
WEC Energy Group, Inc.
1.38%, 10/15/27(b)	11,000	10,316
4.75%, 1/15/28	112,000	113,328
Wells Fargo & Co.
3.00%, 10/23/26	137,000	134,676
4.30%, 7/22/27	151,000	151,048
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	184,000	181,583
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	187,149
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	173,550
4.15%, 1/24/29	50,000	49,852
4.97%, 4/23/29, (4.97% fixed rate until 4/23/28; Secured Overnight Financing Rate + 1.37% thereafter)(a)	120,000	121,737
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	218,000	225,145
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	173,000	182,935
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	150,000	153,659

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2025
Investments	Principal Amount	Value
Western Midstream Operating LP
4.50%, 3/1/28	$35,000	$34,820
4.05%, 2/1/30	114,000	109,751
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	106,000	104,734
Willis North America, Inc.
4.65%, 6/15/27	27,000	27,175
4.50%, 9/15/28	147,000	147,488
Wisconsin Power & Light Co. 3.00%, 7/1/29	15,000	14,249
Workday, Inc. 3.70%, 4/1/29(b)	100,000	97,745
WP Carey, Inc. 4.25%, 10/1/26	35,000	34,928
WRKCo, Inc. 4.90%, 3/15/29	127,000	128,749
Xcel Energy, Inc.
1.75%, 3/15/27	62,000	59,374
2.60%, 12/1/29	133,000	123,221
Xylem, Inc. 3.25%, 11/1/26	68,000	67,019
Zoetis, Inc. 3.00%, 9/12/27	47,000	45,888
Total United States		47,184,472
TOTAL CORPORATE BONDS (Cost: $47,737,685)		48,429,297
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $598,760)	598,760	$ 598,760
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $48,336,445)		49,028,057
Other Liabilities less Assets – (0.5)%		(259,757)
NET ASSETS – 100.0%		$48,768,300

(a)   Rate shown reflects the accrual rate as of June 30, 2025 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,521,686 and the total market value of the collateral held by the Fund was $7,752,463. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,153,703.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$48,429,297	$—	$48,429,297
Investment of Cash Collateral for Securities Loaned	—	598,760	—	598,760
Total Investments in Securities	$—	$49,028,057	$—	$49,028,057

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 88.6%
Brazil – 2.5%
Ambev SA	23,333	$56,945
B3 SA – Brasil Bolsa Balcao	34,036	90,923
Banco do Brasil SA	3,424	13,858
Banco Santander Brasil SA	4,271	23,234
BB Seguridade Participacoes SA	773	5,070
Centrais Eletricas Brasileiras SA	3,111	22,926
Cosan SA*	6,816	8,567
Equatorial Energia SA	5,202	34,274
Grupo Casas Bahia SA*	363	207
Hapvida Participacoes & Investimentos SA*(a)	1,498	10,113
Klabin SA	5,890	19,911
Localiza Rent a Car SA	3,453	25,636
Lojas Renner SA	5,650	20,373
Magazine Luiza SA	1,564	2,823
Motiva Infraestrutura de Mobilidade SA	8,264	20,880
Natura & Co. Holding SA*	5,433	11,000
Raia Drogasil SA	6,212	17,209
Rumo SA	8,264	28,057
Sitios Latinoamerica SAB de CV*	21,900	3,663
Suzano SA	3,789	35,552
Telefonica Brasil SA	5,760	32,600
Vale SA	19,589	188,968
Vibra Energia SA	5,916	23,478
WEG SA	9,477	74,283
Total Brazil		770,550
Chile – 0.5%
Banco de Chile	251,070	37,899
Banco de Credito & Inversiones SA	399	16,816
Banco Santander Chile	410,816	25,751
Cencosud SA	9,240	31,380
Empresas CMPC SA	2,254	3,439
Empresas Copec SA	2,399	16,305
Enel Americas SA	190,483	18,519
Falabella SA	3,447	18,280
Total Chile		168,389
China – 27.1%
AAC Technologies Holdings, Inc.	2,000	10,369
Agricultural Bank of China Ltd., Class H	158,000	112,713
Airtac International Group	1,000	29,817
Alibaba Group Holding Ltd.	68,300	955,330
Alibaba Health Information Technology Ltd., Class T*	12,000	7,246
Anhui Conch Cement Co. Ltd., Class H	6,500	16,527
ANTA Sports Products Ltd.	5,400	65,006
Baidu, Inc., ADR*(b)	1,260	108,058
Bank of China Ltd., Class H	387,000	224,805
Bank of Communications Co. Ltd., Class H	56,000	52,076
BeOne Medicines Ltd., ADR*	218	52,771
Investments	Shares	Value
Bilibili, Inc., ADR*(b)	810	$17,374
BYD Co. Ltd., Class H	12,000	187,261
BYD Electronic International Co. Ltd.	4,000	16,204
China Conch Venture Holdings Ltd.	8,000	9,233
China Construction Bank Corp., Class H	450,000	454,013
China Everbright Bank Co. Ltd., Class H	43,000	21,473
China International Capital Corp. Ltd., Class H(a)	6,800	15,332
China Life Insurance Co. Ltd., Class H	35,000	84,000
China Longyuan Power Group Corp. Ltd., Class H	12,000	10,808
China Mengniu Dairy Co. Ltd.	12,000	24,611
China Merchants Bank Co. Ltd., Class H	23,000	160,707
China Minsheng Banking Corp. Ltd., Class H	51,500	29,194
China Overseas Land & Investment Ltd.	19,000	32,966
China Pacific Insurance Group Co. Ltd., Class H	16,600	56,778
China Petroleum & Chemical Corp., Class H	126,000	65,969
China Resources Beer Holdings Co. Ltd.	7,000	22,293
China Resources Gas Group Ltd.	5,000	12,771
China Resources Land Ltd.	17,500	59,299
China Shenhua Energy Co. Ltd., Class H	17,500	67,882
China Taiping Insurance Holdings Co. Ltd.	10,800	21,050
China Tower Corp. Ltd., Class H(a)	21,600	30,873
China Vanke Co. Ltd., Class H*	3,600	2,243
China Yangtze Power Co. Ltd., Class A	6,900	29,033
CITIC Ltd.	31,000	42,571
CITIC Securities Co. Ltd., Class H	15,000	45,287
CMOC Group Ltd., Class H	30,000	30,497
Contemporary Amperex Technology Co. Ltd., Class A	1,140	40,140
COSCO SHIPPING Holdings Co. Ltd., Class H	20,800	36,142
Country Garden Services Holdings Co. Ltd.	4,000	3,343
CSPC Pharmaceutical Group Ltd.	44,000	43,159
Daqo New Energy Corp., ADR*(b)	365	5,537
ENN Energy Holdings Ltd.	3,700	29,553
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,208	11,994
Fosun International Ltd.	18,500	11,006
Fuyao Glass Industry Group Co. Ltd., Class H(a)	3,600	25,704
GDS Holdings Ltd., ADR*	487	14,888
Geely Automobile Holdings Ltd.	29,000	58,961
GF Securities Co. Ltd., Class H	10,400	17,461
Great Wall Motor Co. Ltd., Class H*	15,500	23,852
Guangdong Investment Ltd.	4,000	3,343
H World Group Ltd., ADR(b)	915	31,037
Haier Smart Home Co. Ltd., Class H	12,400	35,462
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	300	1,462
Hansoh Pharmaceutical Group Co. Ltd.(a)	2,000	7,580
Hua Hong Semiconductor Ltd.*(a)	1,000	4,420
Huatai Securities Co. Ltd., Class H(a)	12,000	24,306
Industrial & Commercial Bank of China Ltd., Class H	304,000	240,876
Innovent Biologics, Inc.*(a)	4,000	39,949
iQIYI, Inc., ADR*	1,337	2,366
JD Health International, Inc.*(a)	2,200	12,051

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2025
Investments	Shares	Value
JD.com, Inc., ADR	4,026	$131,409
JD.com, Inc., Class A	1,088	17,727
JOYY, Inc., ADR	332	16,902
KE Holdings, Inc., ADR	171	3,034
Kingdee International Software Group Co. Ltd.*	12,000	23,603
Kingsoft Corp. Ltd.	1,400	7,294
Kweichow Moutai Co. Ltd., Class A	400	78,710
Lenovo Group Ltd.	42,000	50,400
Li Auto, Inc., ADR*(b)	849	23,016
Li Ning Co. Ltd.	3,500	7,544
Longfor Group Holdings Ltd.(a)	6,000	7,078
LONGi Green Energy Technology Co. Ltd., Class A	4,172	8,748
Luzhou Laojiao Co. Ltd., Class A	700	11,082
Meituan, Class B*(a)	18,920	301,997
Minth Group Ltd.	2,000	5,707
Muyuan Foods Co. Ltd., Class A	1,300	7,624
NetEase, Inc., ADR	1,888	254,087
New China Life Insurance Co. Ltd., Class H	6,400	34,853
New Oriental Education & Technology Group, Inc., ADR	574	30,967
NIO, Inc., ADR*(b)	4,972	17,054
PDD Holdings, Inc., ADR*	1,790	187,341
People’s Insurance Co. Group of China Ltd., Class H	50,000	38,025
PetroChina Co. Ltd., Class H	110,000	94,586
PICC Property & Casualty Co. Ltd., Class H	34,000	65,834
Ping An Bank Co. Ltd., Class A	9,700	16,345
Ping An Healthcare & Technology Co. Ltd.(a)	2,700	3,016
Ping An Insurance Group Co. of China Ltd., Class H	31,000	196,860
Postal Savings Bank of China Co. Ltd., Class H(a)	59,000	41,187
SF Holding Co. Ltd., Class A	2,500	17,018
Shenzhou International Group Holdings Ltd.	4,100	29,144
Silergy Corp.	1,000	12,170
Smoore International Holdings Ltd.(a)(b)	3,000	6,971
Sunny Optical Technology Group Co. Ltd.	3,000	26,503
TAL Education Group, ADR*	1,357	13,869
Tencent Holdings Ltd.	26,000	1,665,987
Tencent Music Entertainment Group, ADR	1,813	35,335
Trip.com Group Ltd., ADR	2,233	130,943
Vipshop Holdings Ltd., ADR	1,055	15,878
Want Want China Holdings Ltd.	29,000	20,245
Weibo Corp., ADR(b)	508	4,841
Weichai Power Co. Ltd., Class H	11,000	22,336
Wharf Holdings Ltd.	7,000	21,312
Wuliangye Yibin Co. Ltd., Class A	1,300	21,578
WuXi AppTec Co. Ltd., Class H(a)(b)	2,440	24,447
Wuxi Biologics Cayman, Inc.*(a)	13,000	42,478
Xiaomi Corp., Class B*(a)	66,000	504,038
Xinyi Solar Holdings Ltd.	26,026	8,255
XPeng, Inc., ADR*(b)	611	10,925
Yum China Holdings, Inc.	1,889	84,457
Zai Lab Ltd., ADR*(b)	434	15,177
Investments	Shares	Value
Zijin Mining Group Co. Ltd., Class H	32,000	$81,732
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	15,200	11,289
ZTE Corp., Class H	7,400	22,907
ZTO Express Cayman, Inc., ADR(b)	1,974	35,039
Total China		8,475,936
Czech Republic – 0.2%
CEZ AS	857	50,181
Hong Kong – 0.1%
Sino Biopharmaceutical Ltd.	51,000	34,173
Hungary – 0.5%
MOL Hungarian Oil & Gas PLC	2,443	21,194
OTP Bank Nyrt	1,136	90,412
Richter Gedeon Nyrt	987	28,987
Total Hungary		140,593
India – 14.2%
Adani Green Energy Ltd.*	1,893	22,638
Adani Ports & Special Economic Zone Ltd.	2,677	45,268
Ambuja Cements Ltd.	3,920	26,395
Apollo Hospitals Enterprise Ltd.	514	43,405
Asian Paints Ltd.	1,786	48,755
Aurobindo Pharma Ltd.*	1,700	22,495
Avenue Supermarts Ltd.*(a)	822	41,908
Axis Bank Ltd.	10,622	148,530
Bajaj Auto Ltd.	133	12,990
Bajaj Finserv Ltd.	2,040	48,907
Bandhan Bank Ltd.(a)	4,664	10,313
Bharti Airtel Ltd.	11,405	267,251
Britannia Industries Ltd.	523	35,682
Cipla Ltd.	2,029	35,628
Coforge Ltd.	12,510	136,609
Divi’s Laboratories Ltd.	654	51,929
Dr. Reddy’s Laboratories Ltd.	3,067	45,894
Eicher Motors Ltd.	168	11,081
GAIL India Ltd.	12,986	28,897
Godrej Consumer Products Ltd.	2,349	32,277
Grasim Industries Ltd.	1,688	55,988
HCL Technologies Ltd.	5,200	104,813
HDFC Life Insurance Co. Ltd.(a)	3,926	37,278
Hero MotoCorp Ltd.	136	6,719
Hindalco Industries Ltd.	7,546	60,964
Hindustan Unilever Ltd.	3,840	102,743
ICICI Bank Ltd.	23,320	393,144
ICICI Lombard General Insurance Co. Ltd.(a)	1,231	29,285
Info Edge India Ltd.	415	7,202
Infosys Ltd.	15,755	294,267
ITC Ltd.	13,902	67,508
JSW Steel Ltd.	4,831	57,486
Kotak Mahindra Bank Ltd.	2,599	65,566
Larsen & Toubro Ltd.	3,180	136,077
See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2025
Investments	Shares	Value
Lupin Ltd.	1,325	$29,942
Mahindra & Mahindra Ltd.	3,787	140,564
Marico Ltd.	2,683	22,599
Maruti Suzuki India Ltd.	655	94,706
Nestle India Ltd.	495	14,230
NTPC Ltd.	21,158	82,624
Oil & Natural Gas Corp. Ltd.	13,050	37,161
Pidilite Industries Ltd.	825	29,383
Power Grid Corp. of India Ltd.	19,275	67,404
Reliance Industries Ltd.	26,124	457,109
Samvardhana Motherson International Ltd.	11,401	20,583
SBI Life Insurance Co. Ltd.(a)	2,075	44,478
Shriram Finance Ltd.	4,900	40,387
State Bank of India	8,097	77,453
Sun Pharmaceutical Industries Ltd.	3,897	76,145
Tata Consultancy Services Ltd.	4,382	176,895
Tata Consumer Products Ltd.	3,137	40,196
Tata Motors Ltd.	8,630	69,233
Tata Steel Ltd.	33,139	61,734
Tech Mahindra Ltd.	3,477	68,397
Titan Co. Ltd.*	1,759	75,689
UltraTech Cement Ltd.	523	73,748
UPL Ltd.	2,484	19,153
Vedanta Ltd.	9,165	49,250
Wipro Ltd.	11,974	37,137
Total India		4,442,092
Indonesia – 1.2%
Astra International Tbk. PT	121,700	33,733
Bank Central Asia Tbk. PT	270,000	144,272
Bank Mandiri Persero Tbk. PT	204,000	61,319
Bank Negara Indonesia Persero Tbk. PT	16,100	4,086
Bank Rakyat Indonesia Persero Tbk. PT	313,600	72,243
Charoen Pokphand Indonesia Tbk. PT	56,600	16,385
Telkom Indonesia Persero Tbk. PT	267,700	45,840
Unilever Indonesia Tbk. PT	39,200	3,501
Total Indonesia		381,379
Kazakhstan – 0.0%
Solidcore Resources PLC*	2,011	7,662
Luxembourg – 0.1%
Reinet Investments SCA	912	29,567
Malaysia – 1.0%
CIMB Group Holdings Bhd.	37,843	61,027
Dialog Group Bhd.	20,900	7,843
Hartalega Holdings Bhd.	9,500	3,700
Hong Leong Bank Bhd.	3,500	16,292
IHH Healthcare Bhd.	15,900	25,754
Malayan Banking Bhd.	7,150	16,472
Petronas Chemicals Group Bhd.	11,800	9,781
Petronas Gas Bhd.	6,200	25,946
Press Metal Aluminium Holdings Bhd.	23,200	28,542
Investments	Shares	Value
Public Bank Bhd.	72,900	$74,623
Tenaga Nasional Bhd.	9,900	33,811
Top Glove Corp. Bhd.*	27,500	4,637
Total Malaysia		308,428
Mexico – 2.4%
America Movil SAB de CV, Series B	174,888	155,337
Cemex SAB de CV, Series CPO	80,600	55,249
Fibra Uno Administracion SA de CV	16,544	22,699
Fomento Economico Mexicano SAB de CV	9,712	99,320
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,016	45,964
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,250	39,636
Grupo Bimbo SAB de CV, Series A	9,406	26,064
Grupo Financiero Banorte SAB de CV, Class O	12,898	117,101
Grupo Mexico SAB de CV, Series B	16,469	99,083
Grupo Televisa SAB, Series CPO	10,663	4,713
Ollamani SAB*	2,045	5,214
Wal-Mart de Mexico SAB de CV	26,761	88,037
Total Mexico		758,417
Philippines – 0.4%
Ayala Corp.	1,750	17,708
Ayala Land, Inc.	44,900	21,521
Bank of the Philippine Islands	10,807	24,941
BDO Unibank, Inc.	13,048	35,394
JG Summit Holdings, Inc.	14,830	5,260
SM Investments Corp.	880	13,623
SM Prime Holdings, Inc.	43,000	17,901
Total Philippines		136,348
Poland – 1.0%
Allegro.eu SA*(a)	1,485	14,214
Bank Polska Kasa Opieki SA	990	50,682
CD Projekt SA	376	29,216
Dino Polska SA*(a)	213	31,003
KGHM Polska Miedz SA*	928	33,101
ORLEN SA	1,572	35,714
Powszechna Kasa Oszczednosci Bank Polski SA	4,040	84,115
Powszechny Zaklad Ubezpieczen SA	2,640	46,024
Total Poland		324,069
Russia – 0.0%
Gazprom PJSC*^	99,020	0
LUKOIL PJSC*^	2,998	0
Magnit PJSC*^	903	0
MMC Norilsk Nickel PJSC*^	36,700	0
MMC Norilsk Nickel PJSC, ADR*^	8	0
Mobile TeleSystems PJSC, ADR*^	2,887	0
Novatek PJSC*^	6,960	0
Novolipetsk Steel PJSC*^	12,900	0
Polyus PJSC*^	3,260	0
Rosneft Oil Co. PJSC*^	3,254	0

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2025
Investments	Shares	Value
Rosneft Oil Co. PJSC, GDR*^(c)	1,340	$0
Sberbank of Russia PJSC, ADR*^	21,191	0
Severstal PAO, GDR*^(c)	2,080	0
Surgutneftegas PAO*^	112,960	0
Tatneft PJSC*^	12,210	0
TCS Group Holding PLC, GDR*^(c)	430	0
X5 Retail Group NV, GDR*^(c)	1,673	0
Total Russia		0
South Africa – 5.3%
Absa Group Ltd.	3,803	37,663
Aspen Pharmacare Holdings Ltd.	1,970	13,246
Bid Corp. Ltd.	1,540	40,506
Bidvest Group Ltd.	1,781	23,403
Capitec Bank Holdings Ltd.	335	66,938
Clicks Group Ltd.	1,164	24,300
Discovery Ltd.	2,373	28,682
Exxaro Resources Ltd.	1,269	10,492
FirstRand Ltd.	23,089	98,339
Gold Fields Ltd.	4,669	109,237
Growthpoint Properties Ltd.	14,462	10,897
Impala Platinum Holdings Ltd.*	3,890	34,789
Mr. Price Group Ltd.	1,718	21,406
MTN Group Ltd.	8,571	67,926
MultiChoice Group*	2,236	14,774
Naspers Ltd., Class N	2,293	711,642
Nedbank Group Ltd.	2,391	32,701
Northam Platinum Holdings Ltd.	1,856	20,022
Old Mutual Ltd.	27,494	18,674
Remgro Ltd.	3,097	27,569
Sanlam Ltd.	9,051	45,160
Sasol Ltd.*	2,046	9,068
Shoprite Holdings Ltd.	2,859	44,555
Sibanye Stillwater Ltd.*	13,136	23,846
Standard Bank Group Ltd.	6,307	80,750
Valterra Platinum Ltd.	212	9,428
Vodacom Group Ltd.	2,700	20,769
Woolworths Holdings Ltd.	6,551	19,080
Total South Africa		1,665,862
South Korea – 10.2%
Amorepacific Corp.	168	17,017
Celltrion, Inc.	661	78,168
CJ CheilJedang Corp.	35	6,457
Coway Co. Ltd.	281	20,155
E-MART, Inc.	112	7,087
Hana Financial Group, Inc.	1,321	84,471
Hankook Tire & Technology Co. Ltd.	365	10,750
Hanon Systems*	998	2,292
Hanwha Galleria Corp.*	2,399	2,240
Hanwha Solutions Corp.	461	10,794
Investments	Shares	Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	186	$50,442
HLB, Inc.*	469	17,063
Hyundai Engineering & Construction Co. Ltd.	332	19,311
Hyundai Glovis Co. Ltd.	177	17,679
Hyundai Motor Co.	771	116,256
Hyundai Steel Co.	386	8,409
Kakao Corp.	240	10,670
KB Financial Group, Inc.	1,672	137,392
Kia Corp.	1,185	85,082
Korea Electric Power Corp.	1,038	30,226
Korea Investment Holdings Co. Ltd.	203	20,998
Korea Zinc Co. Ltd.	33	20,026
Korean Air Lines Co. Ltd.	650	11,029
KT&G Corp.	503	47,594
Kumho Petrochemical Co. Ltd.	91	7,572
LG Chem Ltd.	194	30,402
LG Display Co. Ltd.*	1,985	13,178
LG Electronics, Inc.	507	27,724
LG H&H Co. Ltd.	36	8,523
Lotte Chemical Corp.	91	3,965
NAVER Corp.	556	108,143
NCSoft Corp.	65	9,946
Orion Corp.	122	9,835
POSCO Future M Co. Ltd.*	124	11,614
POSCO Holdings, Inc.	326	63,045
Samsung Biologics Co. Ltd.*(a)	69	50,717
Samsung Electro-Mechanics Co. Ltd.	278	27,746
Samsung Electronics Co. Ltd.	24,362	1,079,466
Samsung Fire & Marine Insurance Co. Ltd.	131	42,127
Samsung Heavy Industries Co. Ltd.*	2,229	27,681
Samsung Life Insurance Co. Ltd.	317	29,924
Samsung SDI Co. Ltd.	241	30,857
Samsung SDS Co. Ltd.	152	19,101
Shinhan Financial Group Co. Ltd.	1,778	80,890
SK Hynix, Inc.	2,444	528,785
SK Innovation Co. Ltd.	235	21,313
SK Square Co. Ltd.*	208	28,204
SK Telecom Co. Ltd.	455	19,116
SK, Inc.	152	23,032
S-Oil Corp.	171	7,590
Woori Financial Group, Inc.	2,449	40,738
Yuhan Corp.	262	20,229
Total South Korea		3,203,071
Taiwan – 20.2%
Accton Technology Corp.	2,000	49,979
Acer, Inc.	18,000	18,670
Advantech Co. Ltd.	3,299	38,397
ASE Technology Holding Co. Ltd.	17,000	85,838
Asia Cement Corp.	14,000	20,440

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2025
Investments	Shares	Value
Asustek Computer, Inc.	2,000	$44,092
AUO Corp.*	34,800	14,712
Cathay Financial Holding Co. Ltd.	35,468	76,249
Chang Hwa Commercial Bank Ltd.	25,019	16,016
Cheng Shin Rubber Industry Co. Ltd.	6,000	7,764
China Steel Corp.	63,000	40,545
Chunghwa Telecom Co. Ltd.	19,000	87,806
Compal Electronics, Inc.	29,000	28,790
CTBC Financial Holding Co. Ltd.	73,000	109,205
Delta Electronics, Inc.	9,000	127,242
E.Sun Financial Holding Co. Ltd.	58,127	65,366
Evergreen Marine Corp. Taiwan Ltd.	3,600	24,524
Far EasTone Telecommunications Co. Ltd.	12,000	36,807
First Financial Holding Co. Ltd.	48,236	47,969
Formosa Chemicals & Fibre Corp.	16,000	12,543
Formosa Petrochemical Corp.	5,000	6,162
Formosa Plastics Corp.	18,000	21,474
Fubon Financial Holding Co. Ltd.	39,091	116,823
Giant Manufacturing Co. Ltd.	2,036	7,562
Hiwin Technologies Corp.	1,000	7,189
Hon Hai Precision Industry Co. Ltd.	52,000	286,595
Hotai Motor Co. Ltd.*	2,060	39,773
Hua Nan Financial Holdings Co. Ltd.	39,065	36,374
Innolux Corp.	29,471	11,804
KGI Financial Holding Co. Ltd.	68,000	34,801
Lite-On Technology Corp., ADR	10,000	37,827
MediaTek, Inc.	6,000	256,744
Mega Financial Holding Co. Ltd.	44,934	63,143
Nan Ya Plastics Corp.	22,000	20,560
Nanya Technology Corp.*	6,000	10,516
Novatek Microelectronics Corp.	3,000	55,970
Powertech Technology, Inc.	1,000	4,502
President Chain Store Corp.	4,000	35,123
Quanta Computer, Inc.	12,000	112,762
SinoPac Financial Holdings Co. Ltd.	64,614	53,528
Taishin Financial Holding Co. Ltd.	61,334	33,069
Taiwan Cooperative Financial Holding Co. Ltd.	52,957	44,868
Taiwan Mobile Co. Ltd.	6,000	23,620
Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	3,701,219
TCC Group Holdings Co. Ltd.	28,997	25,312
Unimicron Technology Corp.	6,000	23,415
Uni-President Enterprises Corp.	27,000	74,867
United Microelectronics Corp.	59,000	89,272
Vanguard International Semiconductor Corp.	1,000	3,440
Winbond Electronics Corp.*	27,809	19,182
Wistron Corp.	9,000	37,741
Yuanta Financial Holding Co. Ltd.*	58,366	68,232
Total Taiwan		6,316,423
Investments	Shares	Value
Thailand – 1.5%
Advanced Info Service PCL, NVDR	6,500	$55,585
Airports of Thailand PCL, NVDR	23,000	21,402
Bangkok Dusit Medical Services PCL, NVDR	37,500	23,994
Central Pattana PCL, NVDR	19,500	27,742
Charoen Pokphand Foods PCL, NVDR	28,600	20,235
CP ALL PCL, NVDR	23,100	31,265
Delta Electronics Thailand PCL, NVDR	17,300	51,088
Energy Absolute PCL, NVDR*	27,800	2,121
Gulf Development PCL, NVDR*	31,934	38,065
Home Product Center PCL, NVDR	36,300	7,258
Kasikornbank PCL, NVDR	10,000	47,218
Minor International PCL, NVDR	23,500	16,771
PTT Exploration & Production PCL, NVDR	6,300	21,220
PTT Global Chemical PCL, NVDR	9,800	5,999
PTT Oil & Retail Business PCL, NVDR	17,200	5,979
PTT PCL, NVDR	61,300	56,569
SCB X PCL, NVDR	4,400	15,903
Siam Cement PCL, NVDR	3,400	17,571
Total Thailand		465,985
Turkey – 0.1%
BIM Birlesik Magazalar AS	2,366	29,416
United States – 0.1%
JBS NV, BDR*	2,909	41,685
TOTAL COMMON STOCKS (Cost: $24,467,070)		27,750,226
PREFERRED STOCKS – 2.2%
Brazil – 2.1%
Banco Bradesco SA, 7.52%	36,058	111,190
Gerdau SA, 3.79%	7,803	22,875
Itau Unibanco Holding SA, 6.74%	29,209	197,747
Itausa SA, 8.03%	38,413	77,067
Petroleo Brasileiro SA – Petrobras, 10.54%	45,521	261,724
Total Brazil		670,603
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA*	543	19,313
TOTAL PREFERRED STOCKS (Cost: $521,205)		689,916
RIGHTS – 0.0%
South Korea – 0.0%
POSCO Future M Co. Ltd.*^ (Cost: $0)	14	311
MUTUAL FUND – 8.3%
United States – 8.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d) (Cost: $2,595,493)	2,595,493	2,595,493

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $231,022)	231,022	$231,022
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $27,814,790)		31,266,968
Other Assets less Liabilities – 0.2%		75,073
NET ASSETS – 100.0%		$31,342,041

*  Non-income producing security.

^  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $311, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $299,463 and the total market value of the collateral held by the Fund was $309,607. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $78,585.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
HKD	Hong Kong dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	7/3/2025	6,030	USD	47,338	HKD	$1	$—
FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	17	9/30/25	$ 3,536,399	$ 13,266
5 Year U.S. Treasury Note	33	9/30/25	3,597,000	35,957
10 Year U.S. Treasury Note	33	9/19/25	3,700,125	59,175
U.S. Treasury Long Bond	31	9/19/25	3,579,531	125,208
Ultra 10 Year U.S. Treasury Note	32	9/19/25	3,656,500	73,969
			$18,069,555	$307,575

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (concluded) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	27,750,226	—	—	27,750,226
Preferred Stocks	689,916	—	—	689,916
Rights	—	—	311*	311
Mutual Fund	—	2,595,493	—	2,595,493
Investment of Cash Collateral for Securities Loaned	—	231,022		231,022
Total Investments in Securities	$28,440,142	$2,826,515	$311	$31,266,968
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1	$—	$1
Futures Contracts[1]	307,575	—	—	307,575
Total – Net	$28,747,717	$2,826,516	$311	$31,574,544

*    Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments WisdomTree International Efficient Core Fund (NTSI) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 88.7%
Australia – 5.9%
ANZ Group Holdings Ltd.	61,370	$1,172,781
Aristocrat Leisure Ltd.	13,551	578,752
ASX Ltd.	5,031	230,003
BHP Group Ltd.	101,945	2,455,255
Brambles Ltd.	31,559	484,377
Cochlear Ltd.	935	184,083
Coles Group Ltd.	27,312	373,014
Commonwealth Bank of Australia	36,250	4,389,002
Dexus	4,624	20,152
Fortescue Ltd.	34,642	346,896
Glencore PLC*	209,798	815,340
Goodman Group	35,303	792,171
Insurance Australia Group Ltd.	66,781	395,197
Lottery Corp. Ltd.	40,612	141,858
Macquarie Group Ltd.	7,037	1,054,834
National Australia Bank Ltd.	68,382	1,763,885
Northern Star Resources Ltd.	19,136	232,631
QBE Insurance Group Ltd.	36,217	555,157
Ramsay Health Care Ltd.	3,070	73,818
Rio Tinto Ltd.	7,105	498,825
Rio Tinto PLC	24,498	1,425,081
Santos Ltd.	29,518	148,180
Scentre Group	55,813	130,214
Sonic Healthcare Ltd.	10,575	185,664
South32 Ltd.	103,508	197,397
Stockland	19,050	66,917
Tabcorp Holdings Ltd.	40,612	19,030
Telstra Group Ltd.	117,246	371,892
Transurban Group	59,075	541,233
Wesfarmers Ltd.	24,993	1,388,134
Westpac Banking Corp.	74,540	1,654,054
Woodside Energy Group Ltd.	36,593	566,676
Woolworths Group Ltd.	25,887	527,783
Total Australia		23,780,286
Austria – 0.1%
Erste Group Bank AG	5,748	487,829
Mondi PLC	8,573	139,742
Total Austria		627,571
Belgium – 0.6%
Ageas SA	3,853	259,385
Anheuser-Busch InBev SA	16,139	1,103,343
KBC Group NV	5,165	531,477
Solvay SA(a)	965	33,235
Syensqo SA	1,138	87,471
UCB SA	2,316	453,876
Umicore SA	2,277	33,357
Total Belgium		2,502,144
Investments	Shares	Value
Brazil – 0.1%
Pluxee NV	1,544	$33,512
Yara International ASA	5,446	200,195
Total Brazil		233,707
Chile – 0.0%
Antofagasta PLC	8,667	214,911
China – 0.4%
BOC Hong Kong Holdings Ltd.	99,500	432,223
Prosus NV*	22,691	1,264,402
Total China		1,696,625
Denmark – 2.1%
Ambu AS, Class B	2,959	46,277
AP Moller – Maersk AS, Class B	171	316,801
Carlsberg AS, Class B	1,179	166,468
Coloplast AS, Class B	2,104	199,151
Danske Bank AS	9,659	392,542
DSV AS	4,527	1,084,064
Genmab AS*	1,517	313,864
GN Store Nord AS*(a)	1,687	25,879
Novo Nordisk AS, Class B	68,957	4,769,423
Novonesis Novozymes, Class B	8,161	583,075
Orsted AS*(b)	3,352	143,451
Pandora AS	2,123	371,436
Vestas Wind Systems AS	21,365	319,409
Total Denmark		8,731,840
Finland – 0.8%
Elisa OYJ	1,664	91,961
Fortum OYJ	8,366	156,047
Kesko OYJ, Class B	5,740	141,091
Kone OYJ, Class B	7,510	492,616
Neste OYJ	9,998	135,200
Nokia OYJ	139,110	719,474
Nordea Bank Abp	59,107	873,234
Sampo OYJ, Class A	39,496	423,288
Stora Enso OYJ, Class R	8,673	93,908
UPM-Kymmene OYJ	8,284	225,212
Total Finland		3,352,031
France – 8.9%
Air Liquide SA	12,511	2,572,111
Airbus SE	12,289	2,557,053
Alstom SA*	6,800	158,047
Arkema SA	1,835	134,734
AXA SA	40,297	1,971,100
BNP Paribas SA	22,812	2,043,686
Bouygues SA	2,494	112,419
Bureau Veritas SA	4,928	167,410
Capgemini SE	3,839	653,654
Carrefour SA	11,084	155,741
See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2025
Investments	Shares	Value
Cie de Saint-Gobain SA	11,582	$1,354,658
Cie Generale des Etablissements Michelin SCA	11,558	427,914
Credit Agricole SA	16,240	306,252
Danone SA	11,563	941,439
Dassault Systemes SE	16,806	606,233
Edenred SE	5,222	161,154
Eiffage SA	1,266	177,217
Engie SA	37,175	869,484
EssilorLuxottica SA	5,998	1,639,790
Hermes International SCA	654	1,764,937
Kering SA	1,516	328,435
Legrand SA	6,163	821,108
L’Oreal SA	5,389	2,296,925
LVMH Moet Hennessy Louis Vuitton SE	5,721	2,985,753
Orange SA	38,564	584,640
Pernod Ricard SA	3,694	366,842
Publicis Groupe SA	4,248	477,109
Renault SA	3,603	165,496
Safran SA	6,798	2,201,635
Sartorius Stedim Biotech	500	119,028
Societe Generale SA	15,091	860,042
Sodexo SA	2,058	126,104
Teleperformance SE	1,170	113,059
Thales SA	1,929	565,183
TotalEnergies SE	53,691	3,283,610
Unibail-Rodamco-Westfield*	1,735	165,252
Valeo SE	1,717	18,724
Veolia Environnement SA	10,786	382,999
Vinci SA	10,891	1,599,328
Vivendi SE*	6,539	22,482
Worldline SA*(b)	6,514	27,413
Total France		36,286,200
Germany – 8.7%
adidas AG	4,118	956,873
Allianz SE, Registered Shares	8,683	3,507,251
BASF SE	19,091	938,081
Bayer AG, Registered Shares	19,037	570,620
Bayerische Motoren Werke AG	6,877	609,155
Beiersdorf AG	2,123	265,656
Brenntag SE	3,071	202,595
Continental AG	2,123	184,663
Covestro AG*	1,457	103,302
Daimler Truck Holding AG	7,437	350,681
Deutsche Bank AG, Registered Shares	41,106	1,214,509
Deutsche Boerse AG	4,104	1,333,960
Deutsche Post AG, Registered Shares	21,278	979,355
Deutsche Telekom AG, Registered Shares	68,155	2,477,715
Deutsche Wohnen SE	6,922	195,822
E.ON SE	46,123	845,960
Fresenius Medical Care AG	4,140	236,426
Fresenius SE & Co. KGaA	7,797	390,629
Hannover Rueck SE	1,199	376,069
Investments	Shares	Value
Heidelberg Materials AG	2,934	$686,921
HelloFresh SE*	667	6,218
Infineon Technologies AG	31,110	1,318,864
Knorr-Bremse AG	1,351	130,121
Mercedes-Benz Group AG	16,389	955,947
Merck KGaA	2,314	298,792
MTU Aero Engines AG	1,160	513,620
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,957	1,911,173
Puma SE	1,216	33,087
RWE AG	13,031	541,953
SAP SE	22,270	6,748,461
Scout24 SE(b)	3,254	447,288
Siemens AG, Registered Shares	16,145	4,124,859
Siemens Energy AG*	8,378	964,372
Siemens Healthineers AG(b)	5,545	306,313
Symrise AG	2,654	277,706
Vonovia SE	8,311	291,798
Zalando SE*(b)	2,573	84,418
Total Germany		35,381,233
Hong Kong – 1.6%
AIA Group Ltd.	264,000	2,367,592
CK Asset Holdings Ltd.	78,500	346,000
CLP Holdings Ltd.	30,500	256,822
Hang Seng Bank Ltd.	20,900	313,101
Hong Kong & China Gas Co. Ltd.	148,100	124,328
Hong Kong Exchanges & Clearing Ltd.	21,900	1,168,372
Link REIT	55,194	294,602
MTR Corp. Ltd.	41,500	149,083
Power Assets Holdings Ltd.	27,500	176,736
Prudential PLC	54,316	679,265
Sun Hung Kai Properties Ltd.	23,000	263,841
Techtronic Industries Co. Ltd.	24,500	269,344
WH Group Ltd.(b)	256,000	246,217
Total Hong Kong		6,655,303
Ireland – 0.2%
Kerry Group PLC, Class A	3,160	347,753
Kingspan Group PLC	3,678	311,718
Total Ireland		659,471
Israel – 0.5%
Bank Hapoalim BM	20,573	394,782
Bank Leumi Le-Israel BM	24,643	458,246
Check Point Software Technologies Ltd.*	2,242	496,043
Nice Ltd.*	1,703	289,017
Teva Pharmaceutical Industries Ltd., ADR*	21,074	353,200
Wix.com Ltd.*	1,146	181,595
Total Israel		2,172,883
Italy – 2.7%
Enel SpA	160,089	1,513,887
Eni SpA	53,876	870,214
Ferrari NV	2,560	1,250,403

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2025
Investments	Shares	Value
FinecoBank Banca Fineco SpA	17,302	$382,538
Generali	20,577	729,701
Intesa Sanpaolo SpA	328,320	1,885,176
Moncler SpA	5,201	295,430
Nexi SpA(b)	9,855	58,697
Prysmian SpA	5,587	393,760
Snam SpA	42,241	254,964
Telecom Italia SpA*(a)	287,201	141,123
Terna – Rete Elettrica Nazionale	20,364	208,589
UniCredit SpA	41,961	2,803,153
Total Italy		10,787,635
Japan – 20.5%
Advantest Corp.	14,700	1,084,347
Aeon Co. Ltd.	19,300	590,578
Ajinomoto Co., Inc.	32,300	874,109
Asahi Group Holdings Ltd.	48,900	652,530
Asahi Kasei Corp.	57,854	411,340
Astellas Pharma, Inc.	59,300	581,526
Bridgestone Corp.	19,300	788,328
Canon, Inc.(a)	35,900	1,041,124
Central Japan Railway Co.	2,500	55,938
Chugai Pharmaceutical Co. Ltd.	17,400	906,470
Dai-ichi Life Holdings, Inc.	123,800	939,353
Daiichi Sankyo Co. Ltd.	40,600	945,820
Daikin Industries Ltd.	4,100	483,246
Daiwa House Industry Co. Ltd.	18,500	634,491
Denso Corp.	2,700	36,459
FANUC Corp.	4,900	133,656
Fast Retailing Co. Ltd.	2,600	891,357
Fujitsu Ltd.	23,900	581,595
Hitachi Ltd.	96,500	2,809,253
Honda Motor Co. Ltd.	115,800	1,117,956
Hoya Corp.	4,500	534,442
ITOCHU Corp.	35,400	1,851,794
Japan Exchange Group, Inc.	38,600	390,289
Japan Post Holdings Co. Ltd.	61,500	568,613
Japan Tobacco, Inc.	38,600	1,135,192
Kao Corp.	17,300	773,347
KDDI Corp.	77,200	1,325,460
Keyence Corp.	3,400	1,361,459
Kirin Holdings Co. Ltd.	37,200	520,097
Komatsu Ltd.	32,500	1,065,821
Kubota Corp.	38,400	431,201
Kyowa Kirin Co. Ltd.	12,800	218,480
LY Corp.	76,700	281,641
M3, Inc.	9,400	129,210
Marubeni Corp.	54,500	1,099,093
Minebea Mitsumi, Inc.	19,300	282,796
MISUMI Group, Inc.	14,600	195,179
Mitsubishi Chemical Group Corp.	77,200	405,120
Mitsubishi Corp.	108,800	2,175,322
Mitsubishi Electric Corp.	50,100	1,079,034
Investments	Shares	Value
Mitsubishi Estate Co. Ltd.	40,900	$765,362
Mitsubishi Heavy Industries Ltd.	78,600	1,964,388
Mitsubishi UFJ Financial Group, Inc.	297,800	4,088,320
Mitsui Fudosan Co. Ltd.	86,100	831,524
Mizuho Financial Group, Inc.	64,000	1,769,199
MS&AD Insurance Group Holdings, Inc.	12,400	277,282
Murata Manufacturing Co. Ltd.	56,400	841,051
NEC Corp.	5,700	166,488
Nexon Co. Ltd.	18,400	370,688
NIDEC Corp.	3,800	73,793
Nihon M&A Center Holdings, Inc.	8,700	44,053
Nintendo Co. Ltd.	20,900	2,008,322
Nippon Paint Holdings Co. Ltd.	31,700	254,574
Nippon Steel Corp.	22,400	423,824
Nissan Motor Co. Ltd.*	87,200	211,412
Nomura Holdings, Inc.	110,400	727,618
Nomura Research Institute Ltd.	2,300	92,083
NTT, Inc.	537,300	572,842
Odakyu Electric Railway Co. Ltd.	17,600	205,432
Olympus Corp.	38,200	453,550
Ono Pharmaceutical Co. Ltd.	11,400	123,041
Oriental Land Co. Ltd.	6,700	154,182
Otsuka Holdings Co. Ltd.	12,100	599,031
Pan Pacific International Holdings Corp.	18,100	621,398
Panasonic Holdings Corp.	59,100	636,436
Rakuten Group, Inc.*	30,100	165,957
Recruit Holdings Co. Ltd.	33,600	1,985,365
Renesas Electronics Corp.	27,700	343,074
Resona Holdings, Inc.	64,800	597,553
Sekisui House Ltd.	26,900	592,770
Seven & i Holdings Co. Ltd.	57,900	931,162
Shimadzu Corp.	15,900	393,193
Shin-Etsu Chemical Co. Ltd.	31,100	1,027,444
Shiseido Co. Ltd.	2,000	35,633
SoftBank Corp.	899,500	1,388,684
SoftBank Group Corp.	38,200	2,780,802
Sompo Holdings, Inc.	32,600	980,629
Sony Group Corp.	153,100	3,953,498
Subaru Corp.	19,600	341,333
Sumitomo Chemical Co. Ltd.	85,600	206,526
Sumitomo Corp.	40,300	1,040,387
Sumitomo Electric Industries Ltd.	24,400	522,815
Sumitomo Mitsui Financial Group, Inc.	99,600	2,505,773
Sumitomo Mitsui Trust Holdings, Inc.	33,000	877,060
Sumitomo Realty & Development Co. Ltd.	13,500	520,298
Suzuki Motor Corp.	54,700	660,058
Takeda Pharmaceutical Co. Ltd.	38,600	1,182,492
Terumo Corp.	38,600	708,159
Tokio Marine Holdings, Inc.	39,200	1,658,425
Tokyo Electron Ltd.	12,200	2,337,886
Tokyo Gas Co. Ltd.	11,600	384,833
Toray Industries, Inc.	58,900	402,793

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2025
Investments	Shares	Value
Toyota Motor Corp.	258,300	$4,458,042
Unicharm Corp.	46,400	334,239
Yamato Holdings Co. Ltd.	18,600	248,524
Total Japan		83,224,366
Luxembourg – 0.2%
ArcelorMittal SA	14,078	444,039
Eurofins Scientific SE	2,679	190,068
Total Luxembourg		634,107
Macau – 0.0%
Sands China Ltd.*	81,600	169,853
Netherlands – 3.6%
Adyen NV*(b)	377	689,656
Aegon Ltd.	27,310	197,091
Akzo Nobel NV	4,089	285,112
Argenx SE*	916	505,151
ASM International NV	1,200	765,444
ASML Holding NV	8,948	7,117,243
Heineken NV	5,008	435,137
ING Groep NV	79,265	1,733,059
Koninklijke Ahold Delhaize NV, Class N	21,372	890,607
Koninklijke KPN NV	76,131	369,619
Koninklijke Philips NV	19,327	463,041
Randstad NV	2,994	137,769
Wolters Kluwer NV	5,085	847,303
Total Netherlands		14,436,232
New Zealand – 0.1%
Xero Ltd.*	3,953	465,790
Norway – 0.4%
DNB Bank ASA	16,723	460,392
Equinor ASA	19,649	495,317
Mowi ASA	10,593	203,701
Norsk Hydro ASA	36,360	206,741
Telenor ASA	11,280	174,667
Total Norway		1,540,818
Portugal – 0.1%
EDP SA	71,666	309,749
Singapore – 1.1%
DBS Group Holdings Ltd.	43,460	1,532,437
Oversea-Chinese Banking Corp. Ltd.	77,200	988,601
Singapore Telecommunications Ltd.	221,600	664,635
STMicroelectronics NV	18,552	564,793
United Overseas Bank Ltd.	19,300	545,519
Total Singapore		4,295,985
South Africa – 0.2%
Anglo American PLC	22,281	656,454
South Korea – 0.0%
Delivery Hero SE*(b)	2,092	56,407
Investments	Shares	Value
Spain – 3.0%
ACS Actividades de Construccion y Servicios SA	4,799	$332,083
Aena SME SA(b)	17,370	462,032
Amadeus IT Group SA	10,102	847,626
Banco Bilbao Vizcaya Argentaria SA	135,147	2,071,074
Banco Santander SA	322,900	2,663,486
CaixaBank SA	60,613	523,241
Cellnex Telecom SA*(b)	6,729	260,267
Endesa SA	5,844	184,465
Grifols SA*	8,025	97,498
Iberdrola SA	123,342	2,358,547
Industria de Diseno Textil SA	23,696	1,228,890
Repsol SA	34,214	499,416
Telefonica SA	100,277	524,752
Total Spain		12,053,377
Sweden – 2.1%
Alfa Laval AB	7,283	303,993
Alleima AB	2,169	17,012
Assa Abloy AB, Class B	22,575	699,251
Atlas Copco AB, Class A	85,290	1,367,894
Boliden AB*	5,969	184,825
Epiroc AB, Class A	24,071	518,780
EQT AB	3,758	124,565
Essity AB, Class B	11,241	309,026
Evolution AB(b)	3,236	255,202
H & M Hennes & Mauritz AB, Class B(a)	18,270	254,773
Hexagon AB, Class B	49,747	496,718
Kinnevik AB, Class B*	9,518	83,571
Nibe Industrier AB, Class B	27,790	117,629
Sandvik AB	28,476	648,078
Skandinaviska Enskilda Banken AB, Class A	26,024	450,827
Skanska AB, Class B	3,660	84,564
SKF AB, Class B	8,299	189,049
Svenska Cellulosa AB SCA, Class B	14,800	191,010
Svenska Handelsbanken AB, Class A	25,136	333,506
Swedbank AB, Class A	14,062	369,610
Telefonaktiebolaget LM Ericsson, Class B	63,480	539,124
Telia Co. AB	26,313	93,790
Volvo AB, Class B	31,163	867,819
Total Sweden		8,500,616
Switzerland – 4.4%
ABB Ltd., Registered Shares	41,417	2,461,606
Accelleron Industries AG	2,474	173,429
Adecco Group AG, Registered Shares	2,506	74,235
Chocoladefabriken Lindt & Spruengli AG	30	503,141
Cie Financiere Richemont SA, Class A, Registered Shares	10,958	2,057,378
DSM-Firmenich AG	3,532	374,221
Geberit AG, Registered Shares	947	742,372
Givaudan SA, Registered Shares	193	931,298

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2025
Investments	Shares	Value
Julius Baer Group Ltd.	3,609	$243,199
Kuehne & Nagel International AG, Registered Shares	1,284	276,883
Logitech International SA, Registered Shares	4,266	382,868
Lonza Group AG, Registered Shares	1,455	1,032,758
Partners Group Holding AG	438	569,510
Sandoz Group AG	9,149	499,057
Schindler Holding AG, Participation Certificate	1,595	591,112
Sika AG, Registered Shares	3,202	866,471
Sonova Holding AG, Registered Shares	1,272	377,765
Straumann Holding AG, Registered Shares	1,930	251,070
Swatch Group AG, Bearer Shares	965	156,509
Swiss Life Holding AG, Registered Shares	410	413,399
Swisscom AG, Registered Shares	397	280,543
Temenos AG, Registered Shares	1,682	119,916
UBS Group AG, Registered Shares	70,656	2,383,309
Zurich Insurance Group AG	3,087	2,150,817
Total Switzerland		17,912,866
United Kingdom – 10.7%
Aberdeen Group PLC	34,662	88,918
Admiral Group PLC	3,267	146,396
Ashtead Group PLC	10,145	649,093
Associated British Foods PLC	6,860	193,464
AstraZeneca PLC	26,662	3,697,469
Aviva PLC	54,910	465,922
BAE Systems PLC	62,156	1,606,834
Barclays PLC	353,375	1,633,366
Barratt Redrow PLC	23,857	149,045
British American Tobacco PLC	46,425	2,203,107
BT Group PLC	171,821	456,194
Bunzl PLC	6,157	195,744
Burberry Group PLC*	8,091	131,054
CK Hutchison Holdings Ltd.	72,500	446,083
Coca-Cola Europacific Partners PLC	3,087	286,227
Compass Group PLC	38,192	1,291,138
Croda International PLC	4,290	171,896
DCC PLC	1,385	89,734
Diageo PLC	46,216	1,157,710
Dowlais Group PLC	80,413	73,389
Entain PLC	11,145	137,606
Flutter Entertainment PLC*	3,145	889,532
Halma PLC	10,731	470,567
HSBC Holdings PLC	408,297	4,933,755
Imperial Brands PLC	14,150	557,863
Informa PLC	36,956	408,078
InterContinental Hotels Group PLC	3,853	438,447
Intertek Group PLC	3,660	237,734
Johnson Matthey PLC	8,050	191,504
Just Eat Takeaway.com NV*(b)	2,127	48,500
Kingfisher PLC	48,031	191,402
Legal & General Group PLC	135,592	473,068
Lloyds Banking Group PLC	1,416,164	1,488,470
Investments	Shares	Value
London Stock Exchange Group PLC	6,452	$940,293
Melrose Industries PLC	29,298	213,108
National Grid PLC	79,379	1,154,667
NatWest Group PLC	90,287	632,728
Next PLC	2,907	495,560
Ocado Group PLC*	6,911	21,489
Pearson PLC	15,760	231,409
Persimmon PLC	6,228	110,608
Reckitt Benckiser Group PLC	14,721	999,568
RELX PLC	39,142	2,111,736
Rentokil Initial PLC	37,149	179,244
Rolls-Royce Holdings PLC	174,531	2,314,194
Sage Group PLC	28,172	482,761
Segro PLC	15,410	143,512
Smith & Nephew PLC	21,912	334,202
Smiths Group PLC	7,894	242,962
Spirax Group PLC	1,298	105,922
SSE PLC	20,747	520,565
St. James’s Place PLC	11,431	185,467
Standard Chartered PLC	54,855	907,308
Taylor Wimpey PLC	74,258	120,839
Tesco PLC	150,283	826,438
Unilever PLC	54,207	3,287,001
United Utilities Group PLC	15,563	243,445
Vodafone Group PLC	591,990	630,977
Whitbread PLC	4,815	186,268
WPP PLC	26,940	189,238
Total United Kingdom		43,410,818
United States – 9.7%
Alcon, Inc.	10,605	935,265
BP PLC	427,624	2,142,981
CRH PLC	15,806	1,453,802
CSL Ltd.	9,434	1,480,603
Experian PLC	20,674	1,062,964
Ferguson Enterprises, Inc.	4,508	983,463
Ferrovial SE	10,575	561,833
GSK PLC	80,282	1,529,200
Haleon PLC	103,508	531,057
Holcim AG, Registered Shares*	7,705	570,131
James Hardie Industries PLC, CDI*	9,876	269,892
Nestle SA, Registered Shares	56,993	5,644,169
Novartis AG, Registered Shares	43,694	5,278,960
QIAGEN NV*	4,751	228,014
Roche Holding AG	14,208	4,612,245
Sanofi SA	22,643	2,185,099
Schneider Electric SE	11,365	3,012,352
Shell PLC	157,585	5,514,193
Stellantis NV	36,760	367,169
Swiss Re AG	5,655	974,351
Total United States		39,337,743
TOTAL COMMON STOCKS (Cost: $275,187,961)		360,087,021
See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2025
Investments	Shares	Value
PREFERRED STOCKS – 0.3%
Germany – 0.3%
Henkel AG & Co. KGaA, 3.01%	5,970	$467,145
Porsche Automobil Holding SE, 5.61%	3,797	150,160
Sartorius AG, 0.33%	781	198,023
Volkswagen AG, 6.98%	4,016	422,485
TOTAL PREFERRED STOCKS (Cost: $1,481,920)		1,237,813
MUTUAL FUND – 9.3%
United States – 9.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c) (Cost: $37,570,033)	37,570,033	37,570,033
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $959,698)	959,698	959,698
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $315,199,612)		399,854,565
Other Assets less Liabilities – 1.5%		6,117,448
NET ASSETS – 100.0%		$405,972,013

*     Non-income producing security.

(a)     Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,343,113 and the total market value of the collateral held by the Fund was $1,380,564. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $420,866.

(b)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)     Rate shown represents annualized 7-day yield as of June 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	230	9/30/25	$47,845,391	$185,744
5 Year U.S. Treasury Note	438	9/30/25	47,742,000	484,737
10 Year U.S. Treasury Note	427	9/19/25	47,877,375	776,193
U.S. Treasury Long Bond	419	9/19/25	48,381,406	1,698,986
Ultra 10 Year U.S. Treasury Note	419	9/19/25	47,877,297	981,739
			$239,723,469	$4,127,399

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Efficient Core Fund (NTSI) June 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$360,087,021	$ —	$—	$360,087,021
Preferred Stocks	1,237,813	—	—	1,237,813
Mutual Fund	—	37,570,033	—	37,570,033
Investment of Cash Collateral for Securities Loaned	—	959,698	—	959,698
Total Investments in Securities	$361,324,834	$38,529,731	$—	$399,854,565
Financial Derivative Instruments
Futures Contracts[1]	$ 4,127,399	$ —	$—	$ 4,127,399
Total – Net	$365,452,233	$38,529,731	$—	$403,981,964

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 90.1%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	366	$956,589
Ireland – 0.1%
IT Services – 0.1%
Accenture PLC, Class A	4,528	1,353,374
Netherlands – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	1,911	417,534
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	32,869	984,755
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	1,628	274,595
United Kingdom – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	1,125	321,480
United States – 89.8%
Aerospace & Defense – 1.9%
Axon Enterprise, Inc.*	1,488	1,231,975
Boeing Co.*	11,311	2,369,994
General Dynamics Corp.	4,996	1,457,133
General Electric Co.	21,396	5,507,117
HEICO Corp.	2,656	871,168
Howmet Aerospace, Inc.	7,848	1,460,748
L3Harris Technologies, Inc.	3,399	852,605
Lockheed Martin Corp.	4,614	2,136,928
Northrop Grumman Corp.	2,730	1,364,945
RTX Corp.	27,194	3,970,868
TransDigm Group, Inc.	1,078	1,639,250
Total Aerospace & Defense		22,862,731
Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	2,834	323,784
FedEx Corp.	4,558	1,036,079
United Parcel Service, Inc., Class B	14,750	1,488,865
Total Air Freight & Logistics		2,848,728
Automobiles – 1.8%
Ford Motor Co.	68,789	746,360
General Motors Co.	25,494	1,254,560
Tesla, Inc.*	61,774	19,623,129
Total Automobiles		21,624,049
Banks – 3.2%
Bank of America Corp.	151,424	7,165,384
Citigroup, Inc.	36,184	3,079,982
Citizens Financial Group, Inc.	9,270	414,833
Fifth Third Bancorp	13,559	557,682
Investments	Shares	Value
First Citizens BancShares, Inc., Class A	265	$518,465
Huntington Bancshares, Inc.	27,944	468,341
JPMorgan Chase & Co.	54,987	15,941,281
KeyCorp	21,350	371,917
M&T Bank Corp.	3,067	594,967
PNC Financial Services Group, Inc.	7,184	1,339,241
Regions Financial Corp.	21,172	497,965
Truist Financial Corp.	23,924	1,028,493
U.S. Bancorp	29,578	1,338,404
Wells Fargo & Co.	70,296	5,632,116
Total Banks		38,949,071
Beverages – 1.0%
Brown-Forman Corp., Class B(a)	9,382	252,470
Coca-Cola Co.	82,139	5,811,334
Constellation Brands, Inc., Class A	3,529	574,098
Keurig Dr. Pepper, Inc.	24,656	815,127
Monster Beverage Corp.*	20,164	1,263,073
PepsiCo, Inc.	25,803	3,407,028
Total Beverages		12,123,130
Biotechnology – 1.4%
AbbVie, Inc.	33,566	6,230,521
Alnylam Pharmaceuticals, Inc.*	2,250	733,702
Amgen, Inc.	10,049	2,805,781
Biogen, Inc.*	2,650	332,814
Gilead Sciences, Inc.	24,308	2,695,028
Moderna, Inc.*	5,049	139,302
Natera, Inc.*	858	144,951
Regeneron Pharmaceuticals, Inc.	1,989	1,044,225
United Therapeutics Corp.*	259	74,424
Vertex Pharmaceuticals, Inc.*	4,822	2,146,754
Total Biotechnology		16,347,502
Broadline Retail – 3.7%
Amazon.com, Inc.*	200,193	43,920,342
eBay, Inc.	9,457	704,168
Total Broadline Retail		44,624,510
Building Products – 0.3%
Builders FirstSource, Inc.*	1,869	218,094
Carlisle Cos., Inc.	987	368,546
Carrier Global Corp.	15,695	1,148,717
Johnson Controls International PLC	4,230	446,772
Lennox International, Inc.	675	386,937
Masco Corp.	4,071	262,009
Owens Corning	1,730	237,910
Trane Technologies PLC	1,370	599,252
Total Building Products		3,668,237
Capital Markets – 3.3%
Ameriprise Financial, Inc.	2,019	1,077,601
Ares Management Corp., Class A	3,461	599,445
Bank of New York Mellon Corp.	14,078	1,282,647
Blackrock, Inc.	2,892	3,034,431

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025
Investments	Shares	Value
Blackstone, Inc.	22,785	$3,408,180
Carlyle Group, Inc.(a)	7,508	385,911
Cboe Global Markets, Inc.	664	154,851
Charles Schwab Corp.	32,906	3,002,343
CME Group, Inc.	6,963	1,919,142
Coinbase Global, Inc., Class A*(a)	4,437	1,555,124
FactSet Research Systems, Inc.	626	279,997
Goldman Sachs Group, Inc.	6,216	4,399,374
Interactive Brokers Group, Inc., Class A	2,252	124,783
Intercontinental Exchange, Inc.	10,696	1,962,395
Jefferies Financial Group, Inc.	683	37,353
KKR & Co., Inc.	17,389	2,313,259
LPL Financial Holdings, Inc.	1,573	589,828
Moody’s Corp.	3,490	1,750,549
Morgan Stanley	31,794	4,478,503
MSCI, Inc.	1,580	911,249
Nasdaq, Inc.	10,373	927,554
Northern Trust Corp.	4,320	547,733
Raymond James Financial, Inc.	3,964	607,959
Robinhood Markets, Inc., Class A*	4,603	430,979
S&P Global, Inc.	6,145	3,240,197
State Street Corp.	6,493	690,466
T Rowe Price Group, Inc.	4,353	420,065
Total Capital Markets		40,131,918
Chemicals – 0.8%
Air Products & Chemicals, Inc.	4,220	1,190,293
CF Industries Holdings, Inc.	3,875	356,500
Corteva, Inc.	13,448	1,002,279
Dow, Inc.(a)	13,703	362,855
DuPont de Nemours, Inc.	8,291	568,680
Ecolab, Inc.	5,400	1,454,976
International Flavors & Fragrances, Inc.	4,525	332,814
Linde PLC	3,592	1,685,295
LyondellBasell Industries NV, Class A	3,542	204,940
PPG Industries, Inc.	4,285	487,419
RPM International, Inc.	2,559	281,081
Sherwin-Williams Co.	5,020	1,723,667
Westlake Corp.	2,087	158,466
Total Chemicals		9,809,265
Commercial Services & Supplies – 0.6%
Cintas Corp.	8,433	1,879,463
Copart, Inc.*	18,589	912,162
Republic Services, Inc.	5,956	1,468,809
Rollins, Inc.	8,641	487,525
Veralto Corp.	4,765	481,027
Waste Connections, Inc.	1,641	306,408
Waste Management, Inc.	7,578	1,733,998
Total Commercial Services & Supplies		7,269,392
Communications Equipment – 0.8%
Arista Networks, Inc.*	24,499	2,506,493
Cisco Systems, Inc.	79,598	5,522,509
Investments	Shares	Value
Motorola Solutions, Inc.	3,149	$1,324,028
Ubiquiti, Inc.(a)	421	173,305
Total Communications Equipment		9,526,335
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	231	123,864
EMCOR Group, Inc.	313	167,421
Quanta Services, Inc.	2,696	1,019,304
Total Construction & Engineering		1,310,589
Construction Materials – 0.2%
CRH PLC	4,274	392,353
Martin Marietta Materials, Inc.	1,203	660,399
Vulcan Materials Co.	2,879	750,901
Total Construction Materials		1,803,653
Consumer Finance – 0.6%
American Express Co.	13,877	4,426,485
Capital One Financial Corp.	12,647	2,690,776
SoFi Technologies, Inc.*(a)	6,679	121,625
Synchrony Financial	7,893	526,779
Total Consumer Finance		7,765,665
Consumer Staples Distribution & Retail – 2.2%
Costco Wholesale Corp.	8,418	8,333,315
Dollar General Corp.	4,017	459,464
Kroger Co.	13,198	946,693
Sysco Corp.	9,801	742,328
Target Corp.	7,978	787,030
U.S. Foods Holding Corp.*	1,824	140,466
Walmart, Inc.	157,523	15,402,599
Total Consumer Staples Distribution & Retail		26,811,895
Containers & Packaging – 0.1%
Avery Dennison Corp.	1,552	272,330
Ball Corp.	4,727	265,137
International Paper Co.	7,045	329,917
Packaging Corp. of America	1,617	304,724
Smurfit WestRock PLC	3,519	151,845
Total Containers & Packaging		1,323,953
Distributors – 0.0%
Genuine Parts Co.	2,054	249,171
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	138,382	4,004,775
Verizon Communications, Inc.	79,462	3,438,321
Total Diversified Telecommunication Services		7,443,096
Electric Utilities – 1.2%
Alliant Energy Corp.	4,130	249,741
American Electric Power Co., Inc.	10,589	1,098,715
Constellation Energy Corp.	6,523	2,105,363
Duke Energy Corp.	14,204	1,676,072
Edison International	7,106	366,670
Entergy Corp.	8,054	669,448
Eversource Energy	6,467	411,431

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025
Investments	Shares	Value
Exelon Corp.	19,362	$840,698
FirstEnergy Corp.	9,822	395,434
NextEra Energy, Inc.	39,145	2,717,446
NRG Energy, Inc.	1,476	237,016
PG&E Corp.	40,853	569,491
PPL Corp.(a)	14,623	495,573
Southern Co.(a)	20,615	1,893,075
Xcel Energy, Inc.	10,665	726,287
Total Electric Utilities		14,452,460
Electrical Equipment – 0.7%
AMETEK, Inc.	4,602	832,778
Eaton Corp. PLC	2,944	1,050,978
Emerson Electric Co.	11,573	1,543,028
GE Vernova, Inc.	5,458	2,888,101
Hubbell, Inc.	975	398,200
Rockwell Automation, Inc.	2,046	679,620
Vertiv Holdings Co., Class A	7,373	946,767
Total Electrical Equipment		8,339,472
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	23,098	2,280,928
CDW Corp.	2,135	381,290
Corning, Inc.	16,675	876,938
Keysight Technologies, Inc.*	3,263	534,675
Ralliant Corp.*	2,675	129,711
Teledyne Technologies, Inc.*	1,083	554,832
Trimble, Inc.*	1,343	102,041
Zebra Technologies Corp., Class A*	1,051	324,086
Total Electronic Equipment, Instruments & Components		5,184,501
Energy Equipment & Services – 0.1%
Baker Hughes Co.	19,307	740,230
Halliburton Co.	16,251	331,196
Schlumberger NV	11,014	372,273
Total Energy Equipment & Services		1,443,699
Entertainment – 1.7%
Electronic Arts, Inc.	4,915	784,926
Liberty Media Corp.-Liberty Formula One, Class C*	4,700	491,150
Live Nation Entertainment, Inc.*	5,276	798,153
Netflix, Inc.*	8,902	11,920,935
ROBLOX Corp., Class A*	11,357	1,194,757
Take-Two Interactive Software, Inc.*	3,538	859,203
Walt Disney Co.	35,024	4,343,326
Warner Bros Discovery, Inc.*	39,883	457,059
Total Entertainment		20,849,509
Financial Services – 4.5%
Affirm Holdings, Inc.*(a)	1,733	119,820
Apollo Global Management, Inc.	16,133	2,288,789
Berkshire Hathaway, Inc., Class B*	42,247	20,522,325
Block, Inc.*	11,176	759,186
Corebridge Financial, Inc.	12,245	434,697
Investments	Shares	Value
Corpay, Inc.*	1,557	$516,644
Fidelity National Information Services, Inc.	10,693	870,517
Fiserv, Inc.*	11,600	1,999,956
Global Payments, Inc.	4,503	360,420
Mastercard, Inc., Class A	18,559	10,429,044
PayPal Holdings, Inc.*	18,376	1,365,704
Toast, Inc., Class A*	3,160	139,956
Visa, Inc., Class A(a)	39,913	14,171,111
Total Financial Services		53,978,169
Food Products – 0.5%
Archer-Daniels-Midland Co.	9,058	478,081
General Mills, Inc.	10,378	537,684
Hershey Co.	3,443	571,366
Hormel Foods Corp.	11,877	359,279
Kellanova	5,835	464,058
Kraft Heinz Co.	21,337	550,921
McCormick & Co., Inc., Non-Voting Shares	4,802	364,088
Mondelez International, Inc., Class A	26,878	1,812,652
Tyson Foods, Inc., Class A	5,888	329,375
Total Food Products		5,467,504
Gas Utilities – 0.0%
Atmos Energy Corp.(a)	2,649	408,237
Ground Transportation – 0.8%
CSX Corp.	35,419	1,155,722
JB Hunt Transport Services, Inc.	2,037	292,513
Norfolk Southern Corp.	4,131	1,057,412
Old Dominion Freight Line, Inc.	3,903	633,457
Uber Technologies, Inc.*	37,901	3,536,163
Union Pacific Corp.	11,036	2,539,163
XPO, Inc.*(a)	835	105,452
Total Ground Transportation		9,319,882
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	33,113	4,503,699
Align Technology, Inc.*	1,384	262,033
Baxter International, Inc.	8,219	248,871
Becton Dickinson & Co.	5,282	909,824
Boston Scientific Corp.*	28,624	3,074,504
Cooper Cos., Inc.*	4,188	298,018
Dexcom, Inc.*	7,132	622,552
Edwards Lifesciences Corp.*	10,723	838,646
GE HealthCare Technologies, Inc.	8,423	623,892
Hologic, Inc.*	5,030	327,755
IDEXX Laboratories, Inc.*	1,239	664,525
Insulet Corp.*	1,532	481,324
Intuitive Surgical, Inc.*	6,846	3,720,185
Medtronic PLC	9,330	813,296
ResMed, Inc.	2,649	683,442
STERIS PLC	941	226,047
Stryker Corp.	7,647	3,025,383
Zimmer Biomet Holdings, Inc.(a)	3,812	347,692
Total Health Care Equipment & Supplies		21,671,688

See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025
Investments	Shares	Value
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.	4,571	$767,928
Cencora, Inc.	3,619	1,085,157
Centene Corp.*	8,423	457,200
Cigna Group	5,628	1,860,504
CVS Health Corp.	23,964	1,653,037
Elevance Health, Inc.	4,359	1,695,477
HCA Healthcare, Inc.	4,922	1,885,618
Humana, Inc.	2,196	536,878
Labcorp Holdings, Inc.	1,824	478,818
McKesson Corp.	2,616	1,916,953
Molina Healthcare, Inc.*	1,002	298,496
Quest Diagnostics, Inc.	2,004	359,979
UnitedHealth Group, Inc.	17,432	5,438,261
Total Health Care Providers & Services		18,434,306
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	3,215	233,505
Ventas, Inc.	7,665	484,045
Welltower, Inc.	10,796	1,659,669
Total Health Care REITs		2,377,219
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	3,026	871,427
Hotels, Restaurants & Leisure – 1.8%
Airbnb, Inc., Class A*	11,674	1,544,937
Booking Holdings, Inc.	690	3,994,576
Carnival Corp.*	6,191	174,091
Chipotle Mexican Grill, Inc.*	26,527	1,489,491
Darden Restaurants, Inc.	2,603	567,376
Domino’s Pizza, Inc.	580	261,348
DoorDash, Inc., Class A*	7,162	1,765,505
DraftKings, Inc., Class A*	10,320	442,625
Expedia Group, Inc.	2,583	435,700
Hilton Worldwide Holdings, Inc.	5,140	1,368,988
Las Vegas Sands Corp.	13,375	581,946
Marriott International, Inc., Class A	5,804	1,585,711
McDonald’s Corp.	13,591	3,970,882
Royal Caribbean Cruises Ltd.	1,613	505,095
Starbucks Corp.(a)	21,851	2,002,207
Yum! Brands, Inc.	5,168	765,794
Total Hotels, Restaurants & Leisure		21,456,272
Household Durables – 0.2%
DR Horton, Inc.	6,210	800,593
Garmin Ltd.	1,245	259,857
Lennar Corp., Class A	5,020	555,262
NVR, Inc.*	59	435,754
PulteGroup, Inc.	4,204	443,354
Toll Brothers, Inc.	1,024	116,869
Total Household Durables		2,611,689
Household Products – 0.9%
Church & Dwight Co., Inc.	4,741	455,658
Clorox Co.	2,469	296,453
Investments	Shares	Value
Colgate-Palmolive Co.	16,115	$1,464,853
Kimberly-Clark Corp.	6,299	812,067
Procter & Gamble Co.	46,209	7,362,018
Total Household Products		10,391,049
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	6,966	1,350,080
Industrial Conglomerates – 0.4%
3M Co.	10,357	1,576,750
Honeywell International, Inc.	12,264	2,856,040
Total Industrial Conglomerates		4,432,790
Industrial REITs – 0.1%
Prologis, Inc.	16,258	1,709,041
Insurance – 1.6%
Aflac, Inc.	10,610	1,118,931
Allstate Corp.	5,072	1,021,044
American International Group, Inc.	13,685	1,171,299
Aon PLC, Class A	1,551	553,335
Arch Capital Group Ltd.	2,715	247,201
Arthur J Gallagher & Co.	4,094	1,310,571
Brown & Brown, Inc.	5,265	583,730
Chubb Ltd.	2,839	822,515
Cincinnati Financial Corp.	3,151	469,247
Erie Indemnity Co., Class A	723	250,729
Everest Group Ltd.	380	129,143
Fidelity National Financial, Inc.	4,660	261,240
Hartford Insurance Group, Inc.	5,802	736,100
Loews Corp.	4,688	429,702
Markel Group, Inc.*	292	583,229
Marsh & McLennan Cos., Inc.	9,725	2,126,274
MetLife, Inc.	15,852	1,274,818
Principal Financial Group, Inc.	4,469	354,973
Progressive Corp.	11,430	3,050,210
Prudential Financial, Inc.	6,976	749,501
Travelers Cos., Inc.	4,342	1,161,659
Willis Towers Watson PLC	721	220,986
WR Berkley Corp.	7,379	542,135
Total Insurance		19,168,572
Interactive Media & Services – 6.7%
Alphabet, Inc., Class A	243,977	42,996,067
Meta Platforms, Inc., Class A	50,959	37,612,328
Pinterest, Inc., Class A*	11,950	428,527
Snap, Inc., Class A*	29,157	253,374
Total Interactive Media & Services		81,290,296
IT Services – 0.9%
Cloudflare, Inc., Class A*	5,784	1,132,681
Cognizant Technology Solutions Corp., Class A	9,874	770,468
Gartner, Inc.*	1,515	612,393
GoDaddy, Inc., Class A*	2,381	428,723
International Business Machines Corp.	17,632	5,197,561
MongoDB, Inc.*	1,240	260,388
See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025
Investments	Shares	Value
Snowflake, Inc., Class A*	6,277	$1,404,604
Twilio, Inc., Class A*	3,929	488,610
VeriSign, Inc.	1,357	391,902
Total IT Services		10,687,330
Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	5,439	641,856
Danaher Corp.	13,766	2,719,336
Illumina, Inc.*(a)	2,092	199,598
IQVIA Holdings, Inc.*	3,225	508,228
Mettler-Toledo International, Inc.*	404	474,587
Thermo Fisher Scientific, Inc.	7,256	2,942,018
Waters Corp.*	1,166	406,980
West Pharmaceutical Services, Inc.	1,351	295,599
Total Life Sciences Tools & Services		8,188,202
Machinery – 1.3%
Caterpillar, Inc.	9,658	3,749,332
Cummins, Inc.	2,648	867,220
Deere & Co.	5,571	2,832,798
Dover Corp.	2,502	458,441
Fortive Corp.	8,025	418,343
IDEX Corp.	1,448	254,225
Illinois Tool Works, Inc.	5,914	1,462,237
Ingersoll Rand, Inc.(a)	7,926	659,285
Otis Worldwide Corp.	7,728	765,227
PACCAR, Inc.	10,151	964,954
Parker-Hannifin Corp.	2,591	1,809,736
Pentair PLC	1,174	120,523
Snap-on, Inc.	950	295,621
Westinghouse Air Brake Technologies Corp.	3,506	733,981
Xylem, Inc.	4,814	622,739
Total Machinery		16,014,662
Media – 0.5%
Charter Communications, Inc., Class A*(a)	2,982	1,219,071
Comcast Corp., Class A	81,943	2,924,546
Fox Corp., Class A	10,310	577,772
News Corp., Class A	11,735	348,764
Omnicom Group, Inc.(a)	3,739	268,984
Trade Desk, Inc., Class A*	9,594	690,672
Total Media		6,029,809
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	27,354	1,185,796
Newmont Corp.	20,813	1,212,565
Nucor Corp.	4,386	568,163
Reliance, Inc.	1,168	366,635
Steel Dynamics, Inc.	3,325	425,633
Total Metals & Mining		3,758,792
Multi-Utilities – 0.5%
Ameren Corp.	6,229	598,233
CenterPoint Energy, Inc.	13,635	500,950
CMS Energy Corp.	5,063	350,765
Investments	Shares	Value
Consolidated Edison, Inc.	6,554	$657,694
Dominion Energy, Inc.(a)	15,441	872,725
DTE Energy Co.	3,350	443,741
NiSource, Inc.(a)	1,825	73,620
Public Service Enterprise Group, Inc.	9,201	774,540
Sempra	12,713	963,264
WEC Energy Group, Inc.	7,239	754,304
Total Multi-Utilities		5,989,836
Oil, Gas & Consumable Fuels – 2.5%
Cheniere Energy, Inc.	1,390	338,493
Chevron Corp.	35,316	5,056,898
ConocoPhillips	25,496	2,288,011
Coterra Energy, Inc.	16,270	412,933
Devon Energy Corp.	10,763	342,371
Diamondback Energy, Inc.	3,639	499,999
EOG Resources, Inc.	11,175	1,336,642
EQT Corp.	8,080	471,226
Expand Energy Corp.	1,924	224,993
Exxon Mobil Corp.	88,096	9,496,749
Hess Corp.	5,799	803,393
Kinder Morgan, Inc.	40,857	1,201,196
Marathon Petroleum Corp.	7,346	1,220,244
Occidental Petroleum Corp.	15,929	669,177
ONEOK, Inc.	11,223	916,133
Phillips 66	8,522	1,016,675
Targa Resources Corp.	4,512	785,449
Texas Pacific Land Corp.(a)	432	456,360
Valero Energy Corp.	6,589	885,693
Williams Cos., Inc.	23,567	1,480,243
Total Oil, Gas & Consumable Fuels		29,902,878
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	14,464	711,340
Southwest Airlines Co.(a)	6,762	219,359
United Airlines Holdings, Inc.*	6,843	544,908
Total Passenger Airlines		1,475,607
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	5,239	423,311
Kenvue, Inc.	36,315	760,073
Total Personal Care Products		1,183,384
Pharmaceuticals – 2.6%
Bristol-Myers Squibb Co.	38,903	1,800,820
Eli Lilly & Co.	18,801	14,655,944
Johnson & Johnson	44,923	6,861,988
Merck & Co., Inc.	47,500	3,760,100
Pfizer, Inc.	104,987	2,544,885
Zoetis, Inc.	8,532	1,330,565
Total Pharmaceuticals		30,954,302
Professional Services – 0.6%
Amentum Holdings, Inc.*	146	3,447
Automatic Data Processing, Inc.	8,143	2,511,301

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025
Investments	Shares	Value
Booz Allen Hamilton Holding Corp.	2,200	$229,086
Broadridge Financial Solutions, Inc.	2,136	519,112
Equifax, Inc.	2,221	576,061
Jacobs Solutions, Inc.	2,385	313,508
Leidos Holdings, Inc.	2,372	374,207
Paychex, Inc.	7,457	1,084,695
SS&C Technologies Holdings, Inc.	5,282	437,350
TransUnion	1,451	127,688
Verisk Analytics, Inc.	2,859	890,578
Total Professional Services		7,067,033
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	5,699	798,544
CoStar Group, Inc.*	6,994	562,318
Zillow Group, Inc., Class C*(a)	1,511	105,845
Total Real Estate Management & Development		1,466,707
Residential REITs – 0.2%
AvalonBay Communities, Inc.	2,525	513,837
Equity Residential	6,527	440,507
Essex Property Trust, Inc.	1,224	346,882
Invitation Homes, Inc.	9,617	315,438
Mid-America Apartment Communities, Inc.	2,148	317,925
Total Residential REITs		1,934,589
Retail REITs – 0.2%
Kimco Realty Corp.	15,566	327,197
Realty Income Corp.	13,538	779,924
Simon Property Group, Inc.	6,431	1,033,848
Total Retail REITs		2,140,969
Semiconductors & Semiconductor Equipment – 11.0%
Advanced Micro Devices, Inc.*	33,286	4,723,283
Analog Devices, Inc.	9,565	2,276,661
Applied Materials, Inc.	16,462	3,013,698
Broadcom, Inc.	89,646	24,710,920
First Solar, Inc.*	1,947	322,306
Intel Corp.	83,196	1,863,590
KLA Corp.	2,597	2,326,237
Lam Research Corp.	24,979	2,431,456
Marvell Technology, Inc.	18,512	1,432,829
Microchip Technology, Inc.	8,907	626,786
Micron Technology, Inc.	21,344	2,630,648
Monolithic Power Systems, Inc.	865	632,644
NVIDIA Corp.	496,844	78,496,384
ON Semiconductor Corp.*	7,708	403,976
Qualcomm, Inc.	21,222	3,379,816
Teradyne, Inc.	2,579	231,904
Texas Instruments, Inc.	16,729	3,473,275
Total Semiconductors & Semiconductor Equipment		132,976,413
Software – 10.9%
Adobe, Inc.*	8,840	3,420,019
ANSYS, Inc.*	1,723	605,152
AppLovin Corp., Class A*	7,511	2,629,451
Investments	Shares	Value
Atlassian Corp., Class A*	4,904	$995,953
Autodesk, Inc.*	4,094	1,267,380
Cadence Design Systems, Inc.*	5,390	1,660,929
Crowdstrike Holdings, Inc., Class A*	4,820	2,454,874
Datadog, Inc., Class A*	6,053	813,100
Docusign, Inc.*	727	56,626
Dynatrace, Inc.*	6,804	375,649
Fair Isaac Corp.*	470	859,141
Fortinet, Inc.*	14,777	1,562,224
Gen Digital, Inc.	12,127	356,534
Guidewire Software, Inc.*	439	103,363
HubSpot, Inc.*	1,032	574,442
Intuit, Inc.	5,430	4,276,831
Manhattan Associates, Inc.*	1,035	204,381
Microsoft Corp.	144,724	71,987,165
MicroStrategy, Inc., Class A*(a)	1,279	517,010
Nutanix, Inc., Class A*	1,576	120,469
Oracle Corp.	52,618	11,503,873
Palantir Technologies, Inc., Class A*	47,692	6,501,373
Palo Alto Networks, Inc.*	13,111	2,683,035
PTC, Inc.*	2,173	374,495
Roper Technologies, Inc.	2,089	1,184,129
Salesforce, Inc.	19,306	5,264,553
ServiceNow, Inc.*	4,002	4,114,376
Synopsys, Inc.*	3,067	1,572,390
Tyler Technologies, Inc.*	774	458,858
Workday, Inc., Class A*	4,873	1,169,520
Zoom Communications, Inc., Class A*	6,766	527,613
Zscaler, Inc.*	2,761	866,788
Total Software		131,061,696
Specialized REITs – 0.7%
American Tower Corp.	8,455	1,868,724
Crown Castle, Inc.	8,184	840,742
Digital Realty Trust, Inc.	6,001	1,046,155
Equinix, Inc.	1,848	1,470,029
Extra Space Storage, Inc.	3,637	536,239
Iron Mountain, Inc.	5,433	557,263
Public Storage	3,050	894,931
SBA Communications Corp.	2,011	472,263
VICI Properties, Inc.	17,165	559,579
Weyerhaeuser Co.	13,084	336,128
Total Specialized REITs		8,582,053
Specialty Retail – 1.5%
AutoZone, Inc.*	328	1,217,612
Best Buy Co., Inc.	3,657	245,495
Burlington Stores, Inc.*	319	74,212
Carvana Co.*	923	311,014
Home Depot, Inc.	18,805	6,894,665
Lowe’s Cos., Inc.	10,879	2,413,724
O’Reilly Automotive, Inc.*	16,995	1,531,759
Ross Stores, Inc.	6,585	840,114

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025
Investments	Shares	Value
TJX Cos., Inc.	22,143	$2,734,439
Tractor Supply Co.	10,281	542,528
Ulta Beauty, Inc.*	869	406,536
Williams-Sonoma, Inc.	2,189	357,617
Total Specialty Retail		17,569,715
Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	293,194	60,154,613
Dell Technologies, Inc., Class C	15,004	1,839,491
Hewlett Packard Enterprise Co.	28,134	575,340
HP, Inc.	19,529	477,679
NetApp, Inc.	3,509	373,884
Pure Storage, Inc., Class A*	1,535	88,385
Sandisk Corp.*	2,203	99,906
Seagate Technology Holdings PLC	892	128,743
Super Micro Computer, Inc.*	8,518	417,467
Western Digital Corp.	6,627	424,062
Total Technology Hardware, Storage & Peripherals		64,579,570
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	2,686	276,846
Lululemon Athletica, Inc.*	655	155,615
NIKE, Inc., Class B	27,045	1,921,277
Total Textiles, Apparel & Luxury Goods		2,353,738
Tobacco – 0.6%
Altria Group, Inc.	34,313	2,011,771
Philip Morris International, Inc.	29,923	5,449,876
Total Tobacco		7,461,647
Trading Companies & Distributors – 0.3%
Fastenal Co.	21,338	896,196
Ferguson Enterprises, Inc.	1,210	263,477
United Rentals, Inc.	1,244	937,230
Watsco, Inc.	682	301,185
WW Grainger, Inc.	961	999,671
Total Trading Companies & Distributors		3,397,759
Investments	Shares	Value
Water Utilities – 0.0%
American Water Works Co., Inc.	3,676	$511,368
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	23,063	5,494,990
Total United States		1,082,483,801
TOTAL COMMON STOCKS (Cost: $727,639,678)		1,086,792,128
MUTUAL FUND – 8.6%
United States – 8.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $103,443,605)	103,443,605	103,443,605
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $676,510)	676,510	676,510
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $831,759,793)		1,190,912,243
Other Assets less Liabilities – 1.2%		14,644,819
NET ASSETS – 100.0%		$1,205,557,062

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,953,380 and the total market value of the collateral held by the Fund was $26,165,552. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,489,042.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	663	9/30/25	$137,919,539	$ 533,746
5 Year U.S. Treasury Note	1,274	9/30/25	138,866,000	1,408,108
10 Year U.S. Treasury Note	1,233	9/19/25	138,250,125	2,240,632
U.S. Treasury Long Bond	1,210	9/19/25	139,717,188	4,907,092
Ultra 10 Year U.S. Treasury Note	1,213	9/19/25	138,604,203	2,840,533
			$693,357,055	$11,930,111

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$ 1,086,792,128	$ —	$—	$1,086,792,128
Mutual Fund	—	103,443,605	—	103,443,605
Investment of Cash Collateral for Securities Loaned	—	676,510	—	676,510
Total Investments in Securities	$1,086,792,128	$104,120,115	$—	$1,190,912,243
Financial Derivative Instruments
Futures Contracts[1]	$ 11,930,111	$ —	$—	$ 11,930,111
Total – Net	$1,098,722,239	$104,120,115	$—	$1,202,842,354

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments WisdomTree Artificial Intelligence and Innovation Fund (WTAI) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Canada – 2.2%
Electronic Equipment, Instruments & Components – 1.5%
Celestica, Inc.*	20,086	$3,135,625
Software – 0.7%
D-Wave Quantum, Inc.*(a)	106,115	1,553,524
Total Canada		4,689,149
China – 2.2%
Broadline Retail – 1.0%
Alibaba Group Holding Ltd.	153,400	2,145,646
Interactive Media & Services – 1.2%
Tencent Holdings Ltd.	39,300	2,518,204
Total China		4,663,850
Germany – 1.4%
Software – 1.4%
SAP SE	9,529	2,887,566
Japan – 1.1%
Wireless Telecommunication Services – 1.1%
SoftBank Group Corp.	32,200	2,344,027
Netherlands – 1.9%
Semiconductors & Semiconductor Equipment – 1.9%
ASML Holding NV, Registered Shares	4,937	3,956,462
Norway – 0.9%
Software – 0.9%
Opera Ltd., ADR	97,949	1,851,236
South Korea – 5.7%
Automobiles – 1.3%
Hyundai Motor Co.	17,472	2,634,523
Semiconductors & Semiconductor Equipment – 3.0%
SK Hynix, Inc.	29,551	6,393,666
Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co. Ltd.	66,716	2,956,148
Total South Korea		11,984,337
Taiwan – 3.4%
Semiconductors & Semiconductor Equipment – 3.4%
Alchip Technologies Ltd.	12,300	1,303,180
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,242	5,943,551
Total Taiwan		7,246,731
United Kingdom – 0.9%
Professional Services – 0.9%
RELX PLC	34,210	1,845,652
Investments	Shares	Value
United States – 80.2%
Aerospace & Defense – 1.5%
AeroVironment, Inc.*	10,923	$3,112,509
Automobiles – 2.6%
General Motors Co.	53,874	2,651,139
Tesla, Inc.*	9,309	2,957,097
Total Automobiles		5,608,236
Biotechnology – 0.3%
Recursion Pharmaceuticals, Inc., Class A*(a)	149,993	758,965
Broadline Retail – 1.8%
Amazon.com, Inc.*	17,218	3,777,457
Communications Equipment – 1.2%
Arista Networks, Inc.*	25,998	2,659,855
Consumer Staples Distribution & Retail – 0.9%
Kroger Co.	25,581	1,834,925
Electrical Equipment – 1.4%
Vertiv Holdings Co., Class A	22,412	2,877,925
Health Care Equipment & Supplies – 1.5%
Intuitive Surgical, Inc.*	5,819	3,162,103
Health Care Technology – 0.2%
Simulations Plus, Inc.(a)	26,477	462,024
Interactive Media & Services – 5.0%
Alphabet, Inc., Class A	24,228	4,269,700
Meta Platforms, Inc., Class A	8,463	6,246,456
Total Interactive Media & Services		10,516,156
IT Services – 7.4%
Cloudflare, Inc., Class A*	28,752	5,630,504
DigitalOcean Holdings, Inc.*	47,451	1,355,201
MongoDB, Inc.*	9,070	1,904,609
Okta, Inc.*	30,767	3,075,777
Snowflake, Inc., Class A*	16,243	3,634,696
Total IT Services		15,600,787
Machinery – 1.4%
Deere & Co.	3,405	1,731,408
Symbotic, Inc.*(a)	29,570	1,148,795
Total Machinery		2,880,203
Semiconductors & Semiconductor Equipment – 24.1%
Advanced Micro Devices, Inc.*	23,741	3,368,848
Ambarella, Inc.*	18,881	1,247,373
ARM Holdings PLC, ADR*(a)	30,002	4,852,524
Astera Labs, Inc.*	32,694	2,956,192
Broadcom, Inc.	29,692	8,184,600
Credo Technology Group Holding Ltd.*	48,070	4,450,801
GLOBALFOUNDRIES, Inc.*	27,200	1,039,040
See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) June 30, 2025
Investments	Shares	Value
Intel Corp.	143,536	$3,215,206
Marvell Technology, Inc.	51,632	3,996,317
Micron Technology, Inc.	29,243	3,604,200
NVIDIA Corp.	45,853	7,244,315
Qualcomm, Inc.	21,459	3,417,560
Rigetti Computing, Inc.*(a)	100,976	1,197,575
Teradyne, Inc.	22,194	1,995,685
Total Semiconductors & Semiconductor Equipment		50,770,236
Software – 30.2%
Adobe, Inc.*	4,322	1,672,095
Autodesk, Inc.*	9,515	2,945,558
Cadence Design Systems, Inc.*	6,471	1,994,039
Confluent, Inc., Class A*	100,345	2,501,601
Crowdstrike Holdings, Inc., Class A*	9,331	4,752,372
Datadog, Inc., Class A*	24,475	3,287,727
Dynatrace, Inc.*	52,058	2,874,122
Elastic NV*	17,726	1,494,834
Gitlab, Inc., Class A*	33,697	1,520,072
HubSpot, Inc.*	4,325	2,407,425
JFrog Ltd.*	52,102	2,286,236
Microsoft Corp.	8,754	4,354,327
Oracle Corp.	11,619	2,540,262
Palantir Technologies, Inc., Class A*	56,469	7,697,854
Procore Technologies, Inc.*	37,039	2,534,208
PTC, Inc.*	10,590	1,825,081
Salesforce, Inc.	6,122	1,669,408
Samsara, Inc., Class A*	41,416	1,647,528
SentinelOne, Inc., Class A*	132,611	2,424,129
ServiceNow, Inc.*	4,105	4,220,268
Synopsys, Inc.*	3,739	1,916,910
Zscaler, Inc.*	16,236	5,097,130
Total Software		63,663,186
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 0.7%
IonQ, Inc.*(a)	35,703	$1,534,158
Total United States		169,218,725
TOTAL COMMON STOCKS (Cost: $158,656,176)		210,687,735
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $107,664)	107,664	107,664
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
United States – 3.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $7,844,183)	7,844,183	7,844,183
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $166,608,023)		218,639,582
Other Liabilities less Assets – (3.7)%		(7,763,496)
NET ASSETS – 100.0%		$210,876,086

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,179,272 and the total market value of the collateral held by the Fund was $8,168,775. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $324,592.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$210,687,735	$ —	$—	$210,687,735
Mutual Fund	—	107,664	—	107,664
Investment of Cash Collateral for Securities Loaned	—	7,844,183	—	7,844,183
Total Investments in Securities	$210,687,735	$7,951,847	$—	$218,639,582

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments WisdomTree BioRevolution Fund (WDNA) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 0.3%
Chemicals – 0.3%
Nufarm Ltd.*	3,513	$5,664
Belgium – 1.3%
Chemicals – 1.3%
Syensqo SA	347	26,672
Denmark – 3.6%
Biotechnology – 1.0%
Genmab AS, ADR*	967	19,978
Chemicals – 2.6%
Novonesis Novozymes, Class B	748	53,442
Total Denmark		73,420
Germany – 3.5%
Biotechnology – 2.3%
BioNTech SE, ADR*	324	34,496
CureVac NV*	2,080	11,294
Total Biotechnology		45,790
Oil, Gas & Consumable Fuels – 0.4%
Verbio SE(a)	520	7,459
Pharmaceuticals – 0.8%
Bayer AG, Registered Shares	542	16,246
Total Germany		69,495
Japan – 1.2%
Pharmaceuticals – 1.2%
Takeda Pharmaceutical Co. Ltd.	792	24,263
Netherlands – 2.0%
Biotechnology – 2.0%
Argenx SE, ADR*	32	17,639
uniQure NV*	1,576	21,969
Total Netherlands		39,608
Switzerland – 2.6%
Biotechnology – 2.6%
CRISPR Therapeutics AG*(a)	1,059	51,510
United Kingdom – 2.6%
Biotechnology – 0.5%
Genus PLC	351	9,836
Life Sciences Tools & Services – 0.8%
Oxford Nanopore Technologies PLC*	9,152	17,169
Pharmaceuticals – 1.3%
AstraZeneca PLC, ADR	368	25,716
Total United Kingdom		52,721
United States – 82.8%
Biotechnology – 56.0%
Absci Corp.*(a)	7,430	19,095
Agios Pharmaceuticals, Inc.*	1,176	39,114
Allogene Therapeutics, Inc.*(a)	14,008	15,829
Alnylam Pharmaceuticals, Inc.*	27	8,804
Amgen, Inc.	105	29,317
Investments	Shares	Value
Amicus Therapeutics, Inc.*	3,735	$21,401
Arcellx, Inc.*	192	12,643
Arcturus Therapeutics Holdings, Inc.*	2,587	33,657
Arrowhead Pharmaceuticals, Inc.*	547	8,643
Beam Therapeutics, Inc.*(a)	2,061	35,058
Biogen, Inc.*	96	12,057
Biohaven Ltd.*	406	5,729
BioMarin Pharmaceutical, Inc.*	431	23,692
Blueprint Medicines Corp.*	77	9,870
Bridgebio Pharma, Inc.*(a)	192	8,291
Caribou Biosciences, Inc.*	4,945	6,231
Editas Medicine, Inc.*	14,311	31,484
Exact Sciences Corp.*(a)	389	20,671
Exelixis, Inc.*	388	17,101
Fate Therapeutics, Inc.*	10,574	11,843
Geron Corp.*	13,497	19,031
Gilead Sciences, Inc.	339	37,585
Halozyme Therapeutics, Inc.*	233	12,121
Immunome, Inc.*	2,188	20,348
Intellia Therapeutics, Inc.*(a)	5,326	49,958
Ionis Pharmaceuticals, Inc.*(a)	687	27,143
Iovance Biotherapeutics, Inc.*(a)	5,954	10,241
Krystal Biotech, Inc.*	85	11,684
Moderna, Inc.*	1,217	33,577
Myriad Genetics, Inc.*	2,280	12,107
Natera, Inc.*	313	52,878
Recursion Pharmaceuticals, Inc., Class A*(a)	3,039	15,377
Regeneron Pharmaceuticals, Inc.	35	18,375
REGENXBIO, Inc.*	4,457	36,592
REVOLUTION Medicines, Inc.*	183	6,733
Rocket Pharmaceuticals, Inc.*	2,783	6,818
Roivant Sciences Ltd.*	1,428	16,094
Sana Biotechnology, Inc.*(a)	13,385	36,541
Sarepta Therapeutics, Inc.*	481	8,225
SpringWorks Therapeutics, Inc.*	398	18,702
Stoke Therapeutics, Inc.*	2,064	23,426
Twist Bioscience Corp.*	1,227	45,141
Ultragenyx Pharmaceutical, Inc.*	653	23,743
United Therapeutics Corp.*	111	31,896
Veracyte, Inc.*	1,264	34,166
Vericel Corp.*(a)	150	6,382
Vertex Pharmaceuticals, Inc.*	76	33,835
Verve Therapeutics, Inc.*	9,852	110,638
Total Biotechnology		1,129,887
Chemicals – 5.0%
Corteva, Inc.	406	30,259
FMC Corp.	274	11,440
Ginkgo Bioworks Holdings, Inc.*(a)	4,905	55,181
Origin Materials, Inc.*	8,526	4,120
Total Chemicals		101,000

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (continued) WisdomTree BioRevolution Fund (WDNA) June 30, 2025
Investments	Shares	Value
Food Products – 1.5%
Darling Ingredients, Inc.*	673	$25,534
Tyson Foods, Inc., Class A	94	5,258
Total Food Products		30,792
Health Care Providers & Services – 0.6%
NeoGenomics, Inc.*	1,737	12,697
Health Care Technology – 0.9%
Schrodinger, Inc.*(a)	847	17,042
Life Sciences Tools & Services – 8.6%
10X Genomics, Inc., Class A*(a)	3,068	35,527
Bio-Rad Laboratories, Inc., Class A*	60	14,479
Bio-Techne Corp.	490	25,211
Danaher Corp.	115	22,717
Illumina, Inc.*	84	8,014
Pacific Biosciences of California, Inc.*	5,117	6,345
QIAGEN NV*	152	7,305
Repligen Corp.*	162	20,150
Tempus AI, Inc.*(a)	451	28,657
Thermo Fisher Scientific, Inc.	15	6,082
Total Life Sciences Tools & Services		174,487
Oil, Gas & Consumable Fuels – 0.2%
Green Plains, Inc.*	772	4,655
Pharmaceuticals – 10.0%
Bristol-Myers Squibb Co.	480	22,219
Eli Lilly & Co.	57	44,433
Johnson & Johnson	153	23,371
Merck & Co., Inc.	160	12,666
Novartis AG, Registered Shares	263	31,775
Pfizer, Inc.	815	19,755
Structure Therapeutics, Inc., ADR*	1,208	25,054
Zoetis, Inc.	139	21,677
Total Pharmaceuticals		200,950
Total United States		1,671,510
TOTAL COMMON STOCKS (Cost: $2,519,848)		2,014,863
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $2,813)	2,813	$2,813
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.8%
United States – 11.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $239,094)	239,094	239,094
TOTAL INVESTMENTS IN SECURITIES – 111.8% (Cost: $2,761,755)		2,256,770
Other Liabilities less Assets – (11.8)%		(237,998)
NET ASSETS – 100.0%		$2,018,772

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $386,263 and the total market value of the collateral held by the Fund was $393,309. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $154,215.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (concluded) WisdomTree BioRevolution Fund (WDNA) June 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,014,863	$—	$—	$2,014,863
Mutual Fund	—	2,813	—	2,813
Investment of Cash Collateral for Securities Loaned	—	239,094	—	239,094
Total Investments in Securities	$2,014,863	$241,907	$—	$2,256,770

See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments WisdomTree Cloud Computing Fund (WCLD) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Canada – 1.5%
IT Services – 1.5%
Shopify, Inc., Class A*	50,330	$5,805,566
Israel – 1.2%
IT Services – 1.2%
Wix.com Ltd.*	29,312	4,644,780
United States – 97.2%
Financial Services – 4.9%
AvidXchange Holdings, Inc.*	630,072	6,168,405
PayPal Holdings, Inc.*	76,976	5,720,856
Toast, Inc., Class A*	154,186	6,828,898
Total Financial Services		18,718,159
Health Care Technology – 2.0%
Veeva Systems, Inc., Class A*	25,718	7,406,270
IT Services – 11.0%
Cloudflare, Inc., Class A*	38,249	7,490,302
DigitalOcean Holdings, Inc.*	147,986	4,226,480
Fastly, Inc., Class A*	797,769	5,632,249
MongoDB, Inc.*	21,123	4,435,619
Okta, Inc.*	62,509	6,249,025
Snowflake, Inc., Class A*	32,707	7,318,845
Twilio, Inc., Class A*	50,786	6,315,747
Total IT Services		41,668,267
Professional Services – 4.4%
Dayforce, Inc.*	90,077	4,989,365
Paycom Software, Inc.	27,302	6,317,683
Paylocity Holding Corp.*	28,396	5,145,071
Total Professional Services		16,452,119
Software – 74.9%
Adobe, Inc.*	13,061	5,053,040
Alkami Technology, Inc.*	186,635	5,625,179
Appfolio, Inc., Class A*	27,420	6,314,278
Asana, Inc., Class A*	279,578	3,774,303
Atlassian Corp., Class A*	20,236	4,109,729
AvePoint, Inc.*	327,501	6,324,044
Bill Holdings, Inc.*	109,744	5,076,757
BlackLine, Inc.*(a)	118,434	6,705,733
Box, Inc., Class A*	173,801	5,938,780
Braze, Inc., Class A*	146,925	4,128,592
C3.ai, Inc., Class A*(a)	204,047	5,013,435
Clearwater Analytics Holdings, Inc., Class A*	185,849	4,075,669
Confluent, Inc., Class A*	187,471	4,673,652
Crowdstrike Holdings, Inc., Class A*	14,260	7,262,761
CyberArk Software Ltd.*	15,192	6,181,321
Investments	Shares	Value
Datadog, Inc., Class A*	48,644	$6,534,348
Docusign, Inc.*	68,780	5,357,274
Dropbox, Inc., Class A*	217,525	6,221,215
Dynatrace, Inc.*	97,049	5,358,075
Elastic NV*	54,562	4,601,213
Five9, Inc.*(a)	138,328	3,662,925
Freshworks, Inc., Class A*	335,861	5,007,687
Gitlab, Inc., Class A*	90,706	4,091,748
HubSpot, Inc.*	8,025	4,466,956
Intapp, Inc.*	87,940	4,539,463
JFrog Ltd.*	150,584	6,607,626
Klaviyo, Inc., Class A*	138,919	4,664,900
Monday.com Ltd.*	19,339	6,081,729
nCino, Inc.*(a)	179,920	5,032,362
Olo, Inc., Class A*	848,753	7,553,902
PagerDuty, Inc.*(a)	321,345	4,910,152
Palantir Technologies, Inc., Class A*	57,328	7,814,953
Palo Alto Networks, Inc.*	30,435	6,228,218
Procore Technologies, Inc.*	70,749	4,840,647
Q2 Holdings, Inc.*	66,413	6,215,593
Qualys, Inc.*	42,541	6,077,833
RingCentral, Inc., Class A*	200,993	5,698,152
Rubrik, Inc., Class A*	83,390	7,470,910
Salesforce, Inc.	18,734	5,108,574
Samsara, Inc., Class A*	110,377	4,390,797
SentinelOne, Inc., Class A*	261,461	4,779,507
ServiceNow, Inc.*	6,160	6,332,973
Sprinklr, Inc., Class A*	653,659	5,529,955
Sprout Social, Inc., Class A*	203,711	4,259,597
SPS Commerce, Inc.*	41,171	5,602,961
Tenable Holdings, Inc.*	151,831	5,128,851
UiPath, Inc., Class A*	433,455	5,548,224
Weave Communications, Inc.*	405,567	3,374,317
Workday, Inc., Class A*	22,651	5,436,240
Workiva, Inc.*	68,759	4,706,554
Zeta Global Holdings Corp., Class A*	280,008	4,337,324
Zscaler, Inc.*	29,288	9,194,675
Total Software		283,025,703
Total United States		367,270,518
TOTAL COMMON STOCKS (Cost: $440,972,216)		377,720,864
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $196,778)	196,778	196,778

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (concluded) WisdomTree Cloud Computing Fund (WCLD) June 30, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $7,491,748)	7,491,748	$7,491,748
TOTAL INVESTMENTS IN SECURITIES – 102.0%
(Cost: $448,660,742)		385,409,390
Other Liabilities less Assets – (2.0)%		(7,626,807)
NET ASSETS – 100.0%		$377,782,583

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2025 (See Note 2). At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,213,663 and the total market value of the collateral held by the Fund was $15,464,420. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,972,672.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2025.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$377,720,864	$ —	$—	$377,720,864
Mutual Fund	—	196,778	—	196,778
Investment of Cash Collateral for Securities Loaned	—	7,491,748	—	7,491,748
Total Investments in Securities	$377,720,864	$7,688,526	$—	$385,409,390

See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments WisdomTree Cybersecurity Fund (WCBR) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Israel – 3.4%
Software – 3.4%
Check Point Software Technologies Ltd.*	20,800	$4,602,000
Japan – 4.0%
Software – 4.0%
Digital Arts, Inc.	16,000	840,735
Trend Micro, Inc.	66,300	4,579,426
Total Japan		5,420,161
South Korea – 2.5%
Software – 2.5%
Ahnlab, Inc.	66,855	3,383,370
United States – 90.0%
Communications Equipment – 3.8%
F5, Inc.*	17,539	5,162,079
IT Services – 17.0%
Akamai Technologies, Inc.*	55,907	4,459,142
Cloudflare, Inc., Class A*	49,300	9,654,419
Fastly, Inc., Class A*	498,751	3,521,182
Okta, Inc.*	52,664	5,264,820
Total IT Services		22,899,563
Software – 65.2%
CommVault Systems, Inc.*	30,282	5,279,061
Crowdstrike Holdings, Inc., Class A*	16,884	8,599,190
CyberArk Software Ltd.*	17,499	7,119,993
Datadog, Inc., Class A*	57,232	7,687,975
Elastic NV*	60,241	5,080,124
Investments	Shares	Value
Fortinet, Inc.*	60,092	$6,352,926
OneSpan, Inc.	108,076	1,803,788
Palo Alto Networks, Inc.*	31,962	6,540,704
Qualys, Inc.*	36,266	5,181,323
Rapid7, Inc.*	163,881	3,790,568
Rubrik, Inc., Class A*	80,862	7,244,427
SentinelOne, Inc., Class A*	303,174	5,542,021
Tenable Holdings, Inc.*	124,657	4,210,913
Varonis Systems, Inc.*	86,559	4,392,869
Zscaler, Inc.*	29,594	9,290,740
Total Software		88,116,622
Technology Hardware, Storage & Peripherals – 4.0%
NetApp, Inc.	50,220	5,350,941
Total United States		121,529,205
TOTAL COMMON STOCKS
(Cost: $115,584,192)		134,934,736
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(a) (Cost: $166,345)	166,345	166,345
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $115,750,537)		135,101,081
Other Liabilities less Assets – (0.0)%		(35,823)
NET ASSETS – 100.0%		$135,065,258

*  Non-income producing security.

(a)   Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$134,934,736	$—	$—	$134,934,736
Mutual Fund	—	166,345	—	166,345
Total Investments in Securities	$134,934,736	$166,345	$—	$135,101,081

See Notes to Financial Statements.

WisdomTree Trust    109

Statements of Assets and Liabilities WisdomTree Trust June 30, 2025
	WisdomTree Dynamic International Equity Fund	WisdomTree Dynamic International SmallCap Equity Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree U.S. Corporate Bond Fund
ASSETS:
Investments in securities, at cost	$549,869,352	$351,959,920	$71,903,044	$17,986,708
Investments in affiliates, at cost (Note 3)	—	1,700,000	—	—
Foreign currency, at cost	427,000	377,781	63,749	—
Investments in securities, at value[1,2] (Note 2)	664,472,896	434,758,718	89,192,171	17,844,110
Investments in affiliates, at value (Note 3)	—	1,700,000	—	—
Foreign currency, at value	429,298	378,720	63,968	—
Unrealized appreciation on foreign currency contracts	192,362	189,850	—	—
Receivables:
Investment securities sold	—	489,391	—	—
Capital shares sold	27,628,796	—	—	—
Dividends	1,130,000	752,666	250,481	531
Securities lending income	3,607	7,475	38	434
Interest	—	—	—	205,436
Foreign tax reclaims	1,573,984	853,045	8,426	—
Other (Note 6)	362,191	47,377	—	—
Total Assets	695,793,134	439,177,242	89,515,084	18,050,511
LIABILITIES:
Unrealized depreciation on foreign currency contracts	2,336,243	1,468,465	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	4,451,678	12,139,686	34,103	167,160
Investment securities purchased	26,007,886	—	—	—
Capital shares redeemed	6,200	281,395	—	—
Advisory fees (Note 3)	203,045	168,615	22,703	2,617
Service fees (Note 2)	2,234	1,547	312	64
Foreign capital gains tax	—	—	653,108	—
Other (Note 6)	108,657	14,212	—	—
Total Liabilities	33,115,943	14,073,920	710,226	169,841
NET ASSETS	$662,677,191	$425,103,322	$88,804,858	$17,880,670
NET ASSETS:
Paid-in capital	$605,458,986	$364,632,266	$74,308,899	$21,133,457
Total distributable earnings (loss)	57,218,205	60,471,056	14,495,959	(3,252,787)
NET ASSETS	$662,677,191	$425,103,322	$88,804,858	$17,880,670
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	16,800,000	10,750,000	2,600,000	400,000
Net asset value per share	$39.45	$39.54	$34.16	$44.70
[1] Includes market value of securities out on loan of:	$4,936,286	$10,977,995	$10,490	$1,543,851
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

110    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust June 30, 2025
	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
ASSETS:
Investments in securities, at cost	$202,363,857	$48,336,445	$27,814,790	$315,199,612
Investments in affiliates, at cost (Note 3)	2,000,000	—	—	—
Foreign currency, at cost	—	—	35,431	356,291
Investments in securities, at value[1,2] (Note 2)	205,588,429	49,028,057	31,266,968	399,854,565
Investments in affiliates, at value (Note 3)	2,000,000	—	—	—
Foreign currency, at value	—	—	35,698	357,774
Deposits at broker for futures contracts	—	—	328,000	4,252,000
Unrealized appreciation on foreign currency contracts	—	—	1	—
Receivables:
Capital shares sold	—	—	—	130
Dividends	14,238	—	114,832	596,675
Securities lending income	9,132	705	115	1,254
Interest	3,126,981	542,715	—	—
Foreign tax reclaims	—	—	4,138	1,129,553
Net variation margin on futures contracts	—	—	62,125	826,147
Total Assets	210,738,780	49,571,477	31,811,877	407,018,098
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	12,384,680	598,760	231,022	959,698
Advisory fees (Note 3)	61,183	7,184	8,063	84,949
Service fees (Note 2)	711	176	111	1,438
Foreign capital gains tax	—	—	230,640	—
Cash due to custodian	—	197,057	—	—
Total Liabilities	12,446,574	803,177	469,836	1,046,085
NET ASSETS	$198,292,206	$48,768,300	$31,342,041	$405,972,013
NET ASSETS:
Paid-in capital	$215,840,817	$50,076,253	$36,670,052	$345,384,634
Total distributable earnings (loss)	(17,548,611)	(1,307,953)	(5,328,011)	60,587,379
NET ASSETS	$198,292,206	$48,768,300	$31,342,041	$405,972,013
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,300,000	1,000,000	950,000	9,950,000
Net asset value per share	$46.11	$48.77	$32.99	$40.80
[1] Includes market value of securities out on loan of:	$25,189,868	$7,521,686	$299,463	$1,343,113
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    111

Statements of Assets and Liabilities (continued) WisdomTree Trust June 30, 2025
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
ASSETS:
Investments in securities, at cost	$831,759,793	$166,608,023	$2,761,755	$448,660,742
Foreign currency, at cost	—	70,457	662	—
Investments in securities, at value[1,2] (Note 2)	1,190,912,243	218,639,582	2,256,770	385,409,390
Foreign currency, at value	—	70,965	667	—
Deposits at broker for futures contracts	12,309,800	—	—	—
Receivables:
Investment securities sold	—	—	—	1,807,193
Dividends	819,028	76,541	339	8,633
Securities lending income	1,123	—	17	—
Foreign tax reclaims	—	7,476	809	—
Net variation margin on futures contracts	2,388,336	—	—	—
Total Assets	1,206,430,530	218,794,564	2,258,602	387,225,216
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	676,510	7,844,183	239,094	7,491,748
Capital shares redeemed	—	—	—	1,807,572
Advisory fees (Note 3)	192,718	73,575	729	141,925
Service fees (Note 2)	4,240	720	7	1,388
Total Liabilities	873,468	7,918,478	239,830	9,442,633
NET ASSETS	$1,205,557,062	$210,876,086	$2,018,772	$377,782,583
NET ASSETS:
Paid-in capital	$1,011,853,055	$188,021,581	$4,094,565	$957,301,853
Total distributable earnings (loss)	193,704,007	22,854,505	(2,075,793)	(579,519,270)
NET ASSETS	$1,205,557,062	$210,876,086	$2,018,772	$377,782,583
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	24,100,000	8,600,000	150,000	10,450,000
Net asset value per share	$50.02	$24.52	$13.46	$36.15
[1] Includes market value of securities out on loan of:	$25,953,380	$8,179,272	$386,263	$15,213,663
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

112    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust June 30, 2025
WisdomTree Cybersecurity Fund
ASSETS:
Investments in securities, at cost	$115,750,537
Foreign currency, at cost	38,243
Investments in securities, at value	135,101,081
Foreign currency, at value	38,239
Receivables:
Capital shares sold	55,028
Dividends	505
Foreign tax reclaims	6,234
Total Assets	135,201,087
LIABILITIES:
Payables:
Investment securities purchased	87,031
Advisory fees (Note 3)	48,326
Service fees (Note 2)	472
Total Liabilities	135,829
NET ASSETS	$135,065,258
NET ASSETS:
Paid-in capital	$125,056,430
Total distributable earnings (loss)	10,008,828
NET ASSETS	$135,065,258
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,240,000
Net asset value per share	$31.86

See Notes to Financial Statements.

WisdomTree Trust    113

Statements of Operations WisdomTree Trust For the Year Ended June 30, 2025
	WisdomTree Dynamic International Equity Fund	WisdomTree Dynamic International SmallCap Equity Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree U.S. Corporate Bond Fund
INVESTMENT INCOME:
Dividends	$17,324,305	$19,093,922	$1,519,666	$5,702
Interest	—	—	114	882,554
Other income (Note 6)	404,176	62,599	—	—
Securities lending income, net (Note 2)	37,676	88,320	80	5,775
Securities lending income from affiliate, net (Note 2)	—	2,675	—	—
Less: Foreign withholding taxes on dividends	(1,792,359)	(2,031,870)	(258,362)	—
Total investment income	15,973,798	17,215,646	1,261,498	894,031
EXPENSES:
Advisory fees (Note 3)	1,457,055	1,724,580	199,670	32,058
Service fees (Note 2)	16,028	15,808	2,745	784
Other fees (Note 6)	117,302	18,564	—	—
Total expenses	1,590,385	1,758,952	202,415	32,842
Expense waivers – contractual (Note 3)	—	(109)	—	—
Net expenses	1,590,385	1,758,843	202,415	32,842
Net investment income	14,383,413	15,456,803	1,059,083	861,189
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(3,235,358)	(1,511,372)	(1,297,572)	(50,079)
In-kind redemptions	3,589,561	11,503,025	—	—
Futures contracts	—	266,923	—	—
Foreign currency contracts	(3,263,284)	(2,366,579)	7,874	—
Foreign currency related transactions	186,116	349,716	(19,028)	—
Net realized gain (loss)	(2,722,965)	8,241,713	(1,308,726)	(50,079)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	70,589,832	56,422,078	8,568,260	392,802
Foreign currency contracts	(4,858,141)	(4,508,378)	(189)	—
Translation of assets and liabilities denominated in foreign currencies	136,799	53,969	4,562	—
Net increase in unrealized appreciation/depreciation	65,868,490	51,967,669	8,572,633	392,802
Net realized and unrealized gain on investments	63,145,525	60,209,382	7,263,907	342,723
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,528,938	$75,666,185	$8,322,990	$1,203,912
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(52,965)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$246,748	$—

See Notes to Financial Statements.

114    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended June 30, 2025
	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
INVESTMENT INCOME:
Dividends	$98,179	$8,430	$900,227	$11,404,663
Interest	14,132,405	2,169,382	27,514	291,694
Securities lending income, net (Note 2)	95,258	8,321	1,035	25,131
Securities lending income from affiliate, net (Note 2)	6,349	—	—	—
Less: Foreign withholding taxes on dividends	—	—	(107,703)	(1,018,200)
Total investment income	14,332,191	2,186,133	821,073	10,703,288
EXPENSES:
Advisory fees (Note 3)	807,771	84,578	89,925	925,135
Service fees (Note 2)	9,353	2,068	1,237	15,656
Total expenses	817,124	86,646	91,162	940,791
Expense waivers – contractual (Note 3)	(277)	—	—	—
Net expenses	816,847	86,646	91,162	940,791
Net investment income	13,515,344	2,099,487	729,911	9,762,497
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(4,314,310)	(75,315)	(328,275)	(2,059,364)
In-kind redemptions	212,969	54,353	—	—
Futures contracts	—	—	(125,244)	(1,406,324)
Foreign currency contracts	—	—	(1,178)	42,182
Foreign currency related transactions	—	—	1,831	(15,307)
Net realized loss	(4,101,341)	(20,962)	(452,866)	(3,438,813)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	10,216,863	1,094,516	3,740,406	44,759,429
Futures contracts	—	—	173,582	2,394,530
Foreign currency contracts	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	2,595	96,307
Net increase in unrealized appreciation/depreciation	10,216,863	1,094,516	3,916,583	47,250,266
Net realized and unrealized gain on investments	6,115,522	1,073,554	3,463,717	43,811,453
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,630,866	$3,173,041	$4,193,628	$53,573,950
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(9,424)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$104,549	$—

See Notes to Financial Statements.

WisdomTree Trust    115

Statements of Operations (continued) WisdomTree Trust For the Year Ended June 30, 2025
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
INVESTMENT INCOME:
Dividends	$15,776,697	$1,295,574	$17,993	$111,649
Interest	1,089,771	121	54	2,914
Securities lending income, net (Note 2)	5,374	107,243	5,440	18,498
Less: Foreign withholding taxes on dividends	(1,092)	(123,131)	(1,915)	—
Total investment income	16,870,750	1,279,807	21,572	133,061
EXPENSES:
Advisory fees (Note 3)	2,312,502	922,228	9,971	1,954,854
Service fees (Note 2)	50,875	9,017	97	19,113
Total expenses	2,363,377	931,245	10,068	1,973,967
Net investment income (loss)	14,507,373	348,562	11,504	(1,840,906)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	4,730,412	(15,333,704)	(480,475)	(133,076,006)
In-kind redemptions	30,812,507	17,369,797	—	18,036,953
Futures contracts	(4,538,738)	—	—	—
Foreign currency contracts	(27)	(66,687)	649	—
Foreign currency related transactions	26	60,332	(582)	—
Net realized gain (loss)	31,004,180	2,029,738	(480,408)	(115,039,053)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	112,360,883	23,375,413	137,743	165,615,711
Futures contracts	6,552,447	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	776	50	—
Net increase in unrealized appreciation/depreciation	118,913,330	23,376,189	137,793	165,615,711
Net realized and unrealized gain (loss) on investments	149,917,510	25,405,927	(342,615)	50,576,658
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,424,883	$25,754,489	$(331,111)	$48,735,752

See Notes to Financial Statements.

116    WisdomTree Trust

Statements of Operations (concluded) WisdomTree Trust For the Year Ended June 30, 2025
WisdomTree Cybersecurity Fund
INVESTMENT INCOME:
Dividends	$135,808
Interest	595
Securities lending income, net (Note 2)	1,554
Less: Foreign withholding taxes on dividends	(8,001)
Total investment income	129,956
EXPENSES:
Advisory fees (Note 3)	520,791
Service fees (Note 2)	5,091
Total expenses	525,882
Net investment loss	(395,926)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	639,396
In-kind redemptions	5,490,612
Foreign currency contracts	(5,152)
Foreign currency related transactions	(4,971)
Net realized gain	6,119,885
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	20,528,651
Translation of assets and liabilities denominated in foreign currencies	267
Net increase in unrealized appreciation/depreciation	20,528,918
Net realized and unrealized gain on investments	26,648,803
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,252,877
See Notes to Financial Statements.

WisdomTree Trust    117

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Dynamic International Equity Fund		WisdomTree Dynamic International SmallCap Equity Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$14,383,413	$9,641,756	$15,456,803	$9,691,669
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(2,722,965)	(240,435)	8,241,713	(2,766,896)
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	65,868,490	20,450,483	51,967,669	22,561,314
Net increase in net assets resulting from operations	77,528,938	29,851,804	75,666,185	29,486,087
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(14,206,404)	(10,445,750)	(16,194,224)	(10,033,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	329,045,671	38,850,215	108,527,414	90,941,724
Cost of shares redeemed	(12,382,456)	(17,021,511)	(30,588,750)	—
Net increase in net assets resulting from capital share transactions	316,663,215	21,828,704	77,938,664	90,941,724
Net Increase in Net Assets	379,985,749	41,234,758	137,410,625	110,394,811
NET ASSETS:
Beginning of year	$282,691,442	$241,456,684	$287,692,697	$177,297,886
End of year	$662,677,191	$282,691,442	$425,103,322	$287,692,697
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	8,350,000	7,750,000	8,500,000	5,700,000
Shares created	8,800,000	1,150,000	3,100,000	2,800,000
Shares redeemed	(350,000)	(550,000)	(850,000)	—
Shares outstanding, end of year	16,800,000	8,350,000	10,750,000	8,500,000

See Notes to Financial Statements.

118    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets ex-China Fund		WisdomTree U.S. Corporate Bond Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,059,083	$508,907	$861,189	$482,872
Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(1,308,726)	(767,079)	(50,079)	(81,649)
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	8,572,633	6,588,328	392,802	143,081
Net increase in net assets resulting from operations	8,322,990	6,330,156	1,203,912	544,304
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,102,118)	(495,000)	(872,136)	(474,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,061,982	32,281,511	—	8,724,054
Net increase in net assets resulting from capital share transactions	27,061,982	32,281,511	—	8,724,054
Net Increase in Net Assets	34,282,854	38,116,667	331,776	8,794,358
NET ASSETS:
Beginning of year	$54,522,004	$16,405,337	$17,548,894	$8,754,536
End of year	$88,804,858	$54,522,004	$17,880,670	$17,548,894
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,700,000	600,000	400,000	200,000
Shares created	900,000	1,100,000	—	200,000
Shares outstanding, end of year	2,600,000	1,700,000	400,000	400,000

See Notes to Financial Statements.

WisdomTree Trust    119

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. High Yield Corporate Bond Fund		WisdomTree U.S. Short-Term Corporate Bond Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$13,515,344	$14,368,722	$2,099,487	$1,820,188
Net realized loss on investments	(4,101,341)	(8,603,524)	(20,962)	(454,419)
Net increase in net unrealized appreciation/depreciation on investments	10,216,863	11,720,678	1,094,516	1,133,081
Net increase in net assets resulting from operations	19,630,866	17,485,876	3,173,041	2,498,850
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(13,612,992)	(14,377,990)	(2,111,990)	(1,825,650)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,404,390	30,859,524	14,508,469	19,023,397
Cost of shares redeemed	(35,709,519)	(17,581,020)	(14,430,371)	(9,530,334)
Net increase (decrease) in net assets resulting from capital share transactions	(31,305,129)	13,278,504	78,098	9,493,063
Net Increase (Decrease) in Net Assets	(25,287,255)	16,386,390	1,139,149	10,166,263
NET ASSETS:
Beginning of year	$223,579,461	$207,193,071	$47,629,151	$37,462,888
End of year	$198,292,206	$223,579,461	$48,768,300	$47,629,151
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	5,000,000	4,700,000	1,000,000	800,000
Shares created	100,000	700,000	300,000	400,000
Shares redeemed	(800,000)	(400,000)	(300,000)	(200,000)
Shares outstanding, end of year	4,300,000	5,000,000	1,000,000	1,000,000

See Notes to Financial Statements.

120    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Efficient Core Fund		WisdomTree International Efficient Core Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$729,911	$1,015,410	$9,762,497	$7,764,474
Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(452,866)	(2,905,131)	(3,438,813)	(11,746,836)
Net increase in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,916,583	4,805,207	47,250,266	30,812,825
Net increase in net assets resulting from operations	4,193,628	2,915,486	53,573,950	26,830,463
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,010,717)	(1,054,500)	(10,447,464)	(7,712,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,496,159	1,412,999	33,826,894	56,542,926
Cost of shares redeemed	—	(29,074,945)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,496,159	(27,661,946)	33,826,894	56,542,926
Net Increase (Decrease) in Net Assets	4,679,070	(25,800,960)	76,953,380	75,661,389
NET ASSETS:
Beginning of year	$26,662,971	$52,463,931	$329,018,633	$253,357,244
End of year	$31,342,041	$26,662,971	$405,972,013	$329,018,633
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	900,000	1,900,000	9,050,000	7,400,000
Shares created	50,000	50,000	900,000	1,650,000
Shares redeemed	—	(1,050,000)	—	—
Shares outstanding, end of year	950,000	900,000	9,950,000	9,050,000

See Notes to Financial Statements.

WisdomTree Trust    121

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Efficient Core Fund		WisdomTree Artificial Intelligence and Innovation Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$14,507,373	$11,955,220	$348,562	$297,591
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	31,004,180	(32,073,964)	2,029,738	(6,097,399)
Net increase in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	118,913,330	197,227,017	23,376,189	24,320,628
Net increase in net assets resulting from operations	164,424,883	177,108,273	25,754,489	18,520,820
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(14,624,700)	(11,805,500)	(385,572)	(458,300)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,334,214	108,832,471	6,827,578	200,393,298
Cost of shares redeemed	(71,485,528)	(43,222,785)	(113,879,491)	(48,570,226)
Net increase (decrease) in net assets resulting from capital share transactions	(28,151,314)	65,609,686	(107,051,913)	151,823,072
Net Increase (Decrease) in Net Assets	121,648,869	230,912,459	(81,682,996)	169,885,592
NET ASSETS:
Beginning of year	$1,083,908,193	$852,995,734	$292,559,082	$122,673,490
End of year	$1,205,557,062	$1,083,908,193	$210,876,086	$292,559,082
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	24,700,000	23,000,000	14,000,000	6,450,000
Shares created	950,000	2,800,000	300,000	10,100,000
Shares redeemed	(1,550,000)	(1,100,000)	(5,700,000)	(2,550,000)
Shares outstanding, end of year	24,100,000	24,700,000	8,600,000	14,000,000
See Notes to Financial Statements.

122    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree BioRevolution Fund		WisdomTree Cloud Computing Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,504	$16,968	$(1,840,906)	$(2,347,605)
Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(480,408)	(418,628)	(115,039,053)	(8,336,520)
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	137,793	171,675	165,615,711	18,957,611
Net increase (decrease) in net assets resulting from operations	(331,111)	(229,985)	48,735,752	8,273,486
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(16,065)	(21,600)	—	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	106,815,901	369,863,468
Cost of shares redeemed	—	(165,827)	(268,452,180)	(576,027,183)
Net decrease in net assets resulting from capital share transactions	—	(165,827)	(161,636,279)	(206,163,715)
Net Decrease in Net Assets	(347,176)	(417,412)	(112,900,527)	(197,890,229)
NET ASSETS:
Beginning of year	$2,365,948	$2,783,360	$490,683,110	$688,573,339
End of year	$2,018,772	$2,365,948	$377,782,583	$490,683,110
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	150,000	160,000	15,525,000	21,700,000
Shares created	—	—	2,875,000	11,400,000
Shares redeemed	—	(10,000)	(7,950,000)	(17,575,000)
Shares outstanding, end of year	150,000	150,000	10,450,000	15,525,000

See Notes to Financial Statements.

WisdomTree Trust    123

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Cybersecurity Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	$(395,926)	$(70,780)
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	6,119,885	(1,500,525)
Net increase in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	20,528,918	6,594,857
Net increase in net assets resulting from operations	26,252,877	5,023,552
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(25,536)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,880,109	67,639,478
Cost of shares redeemed	(20,400,417)	(11,234,633)
Net increase in net assets resulting from capital share transactions	15,479,692	56,404,845
Net Increase in Net Assets	41,707,033	61,428,397
NET ASSETS:
Beginning of year	$93,358,225	$31,929,828
End of year	$135,065,258	$93,358,225
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,720,000	1,650,000
Shares created	1,270,000	2,540,000
Shares redeemed	(750,000)	(470,000)
Shares outstanding, end of year	4,240,000	3,720,000

See Notes to Financial Statements.

124    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Dynamic International Equity Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of year	$33.86	$31.16	$27.78	$30.50	$25.40
Investment Operations:
Net investment income[1]	1.43	1.27	1.36	1.34	0.91
Net realized and unrealized gain (loss)	5.32	2.76	3.31	(2.54)	5.27
Total from investment operations	6.75	4.03	4.67	(1.20)	6.18
Dividends to shareholders:
Net investment income	(1.16)	(1.33)	(1.29)	(1.52)	(1.08)
Net asset value, end of year	$39.45	$33.86	$31.16	$27.78	$30.50
TOTAL RETURN[2]	20.21%	13.13%	17.18%	(4.12)%	24.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$662,677	$282,691	$241,457	$168,070	$161,660
Ratio to average net assets of:
Expenses, net of expense waivers	0.44%[3,6]	0.41%[3]	0.41%[3]	0.41%[3]	0.39%
Expenses, prior to expense waivers	0.44%[3,6]	0.41%[3]	0.41%[3]	0.41%[3]	0.40%
Net investment income	3.95%	3.93%	4.56%	4.41%	3.26%
Portfolio turnover rate[4]	25%	28%	29%	35%	38%
WisdomTree Dynamic International SmallCap Equity Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of year	$33.85	$31.10	$29.80	$34.45	$26.22
Investment Operations:
Net investment income[1]	1.53	1.37	1.55	1.37	0.88
Net realized and unrealized gain (loss)	5.70	2.72	1.40	(4.65)	8.46
Total from investment operations	7.23	4.09	2.95	(3.28)	9.34
Dividends and distributions to shareholders:
Net investment income	(1.54)	(1.34)	(1.31)	(1.37)	(1.11)
Capital gains	—	—	(0.34)	—	—
Total dividends and distributions to shareholders	(1.54)	(1.34)	(1.65)	(1.37)	(1.11)
Net asset value, end of year	$39.54	$33.85	$31.10	$29.80	$34.45
TOTAL RETURN[2]	21.78%	13.34%	10.27%	(9.78)%	36.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$425,103	$287,693	$177,298	$58,118	$41,336
Ratio to average net assets of:
Expenses, net of expense waivers	0.49%[5,6]	0.49%[5]	0.49%[5]	0.49%[5]	0.47%
Expenses, prior to expense waivers	0.49%[5,6]	0.49%[5]	0.49%[5]	0.49%[5]	0.48%
Net investment income	4.30%	4.23%	5.05%	4.06%	2.86%
Portfolio turnover rate[4]	43%	37%	48%	48%	60%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment adviser waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.40%.

4Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

6        Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust    125

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets ex-China Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period September 22, 2022* through June 30, 2023
Net asset value, beginning of period	$32.07	$27.34	$24.73
Investment Operations:
Net investment income[1]	0.54	0.48	0.34
Net realized and unrealized gain	2.08	4.72	2.51
Total from investment operations	2.62	5.20	2.85
Dividends to shareholders:
Net investment income	(0.53)	(0.47)	(0.24)
Net asset value, end of period	$34.16	$32.07	$27.34
TOTAL RETURN[2]	8.27%	19.25%	11.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,805	$54,522	$16,405
Ratio to average net assets of:
Expenses	0.32%[6]	0.32%	0.32%[3]
Net investment income	1.70%	1.65%	1.70%[3]
Portfolio turnover rate[4]	11%	25%	85%
WisdomTree U.S. Corporate Bond Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of year	$43.87	$43.77	$45.21	$54.48	$54.40
Investment Operations:
Net investment income[1]	2.15	1.96	1.63	1.25	1.23
Net realized and unrealized gain (loss)	0.86	0.03	(0.91)	(9.18)	0.25
Total from investment operations	3.01	1.99	0.72	(7.93)	1.48
Dividends and distributions to shareholders:
Net investment income	(2.18)	(1.89)	(2.16)	(1.24)	(1.21)
Capital gains	—	—	—	(0.10)	(0.19)
Total dividends and distributions to shareholders	(2.18)	(1.89)	(2.16)	(1.34)	(1.40)
Net asset value, end of year	$44.70	$43.87	$43.77	$45.21	$54.48
TOTAL RETURN[2]	7.00%	4.69%	1.69%	(14.83)%	2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$17,881	$17,549	$8,755	$40,685	$49,028
Ratio to average net assets of:
Expenses, net of expense waivers	0.18%[6]	0.18%	0.18%	0.18%	0.18%[5]
Expenses, prior to expense waivers	0.18%[6]	0.18%	0.18%	0.18%	0.21%
Net investment income	4.84%	4.52%	3.63%	2.42%	2.27%
Portfolio turnover rate[4]	16%	25%	41%	52%	36%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment adviser waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5The investment adviser had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

6Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

126    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. High Yield Corporate Bond Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of year	$44.72	$44.08	$43.92	$52.79	$48.53
Investment Operations:
Net investment income[1]	2.90	2.87	2.60	2.20	2.32
Net realized and unrealized gain (loss)	1.42	0.64	0.16	(8.92)	4.28
Total from investment operations	4.32	3.51	2.76	(6.72)	6.60
Dividends to shareholders:
Net investment income	(2.93)	(2.87)	(2.60)	(2.15)	(2.34)
Net asset value, end of year	$46.11	$44.72	$44.08	$43.92	$52.79
TOTAL RETURN[2]	9.95%	8.22%	6.42%[3]	(13.16)%	13.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$198,292	$223,579	$207,193	$171,295	$158,359
Ratio to average net assets of:
Expenses, net of expense waivers	0.38%[8]	0.38%	0.38%	0.38%	0.38%[4]
Expenses, prior to expense waivers	0.38%[8]	0.38%	0.38%	0.38%	0.41%
Net investment income	6.36%	6.46%	5.85%	4.36%	4.51%
Portfolio turnover rate[5]	66%	23%	22%	24%	21%
WisdomTree U.S. Short-Term Corporate Bond Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of year	$47.63	$46.83	$47.51	$51.48	$51.58
Investment Operations:
Net investment income[1]	2.16	1.88	1.39	0.68	0.75
Net realized and unrealized gain (loss)	1.14	0.75	(0.65)	(3.82)	0.06
Net increase from payment by sub-adviser	—	—	0.00 [6]	—	—
Total from investment operations	3.30	2.63	0.74	(3.14)	0.81
Dividends and distributions to shareholders:
Net investment income	(2.16)	(1.83)	(1.42)	(0.62)	(0.75)
Capital gains	—	—	—	(0.21)	(0.16)
Total dividends and distributions to shareholders	(2.16)	(1.83)	(1.42)	(0.83)	(0.91)
Net asset value, end of year	$48.77	$47.63	$46.83	$47.51	$51.48
TOTAL RETURN[2]	7.07%	5.72%	1.59%[3]	(6.18)%	1.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$48,768	$47,629	$37,463	$42,757	$30,886
Ratio to average net assets of:
Expenses, net of expense waivers	0.18%	0.18%	0.18%	0.18%	0.18%[7]
Expenses, prior to expense waivers	0.18%	0.18%	0.18%	0.18%	0.21%
Net investment income	4.47%	3.97%	2.95%	1.36%	1.46%
Portfolio turnover rate[5]	46%	43%	42%	55%	47%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment adviser waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Includes a reimbursement from the sub-adviser for an operational error. Excluding this reimbursement, total return would have been unchanged.

4The investment adviser had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.38%.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Amount represents less than $0.005.

7The investment adviser had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

8Does not include expenses of the underlying investment companies in which the Fund invests.
See Notes to Financial Statements.

WisdomTree Trust    127

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Efficient Core Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$29.63	$27.61	$28.63	$41.51	$39.75
Investment Operations:
Net investment income[1]	0.79	0.59	0.78	0.82	0.13
Net realized and unrealized gain (loss)	3.66	2.04	(0.97)	(12.71)	1.69
Net increase from payment by sub-adviser	—	—	0.00 [2]	—	—
Total from investment operations	4.45	2.63	(0.19)	(11.89)	1.82
Dividends and distributions to shareholders:
Net investment income	(1.09)	(0.61)	(0.83)	(0.73)	(0.06)
Capital gains	—	—	—	(0.26)	—
Total dividends and distributions to shareholders	(1.09)	(0.61)	(0.83)	(0.99)	(0.06)
Net asset value, end of period	$32.99	$29.63	$27.61	$28.63	$41.51
TOTAL RETURN[3]	15.32%	9.75%	(0.41)%[4]	(29.06)%	4.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$31,342	$26,663	$52,464	$34,352	$2,075
Ratio to average net assets of:
Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%	0.32%[5]	0.31%[5,6]
Expenses, prior to expense waivers	0.32%[5]	0.32%	0.32%	0.32%[5]	0.32%[5,6]
Net investment income	2.60%	2.16%	2.87%	2.52%	2.68%[6]
Portfolio turnover rate[7]	5%	5%	12%	102%	3%
WisdomTree International Efficient Core Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$36.36	$34.24	$30.93	$39.98	$39.43
Investment Operations:
Net investment income[1]	1.03	0.94	0.92	1.19	0.09
Net realized and unrealized gain (loss)	4.50	2.08	3.15	(9.26)	0.50
Total from investment operations	5.53	3.02	4.07	(8.07)	0.59
Dividends and distributions to shareholders:
Net investment income	(1.09)	(0.90)	(0.76)	(0.96)	(0.04)
Capital gains	—	—	—	(0.02)	—
Total dividends and distributions to shareholders	(1.09)	(0.90)	(0.76)	(0.98)	(0.04)
Net asset value, end of period	$40.80	$36.36	$34.24	$30.93	$39.98
TOTAL RETURN[3]	15.41%	8.90%	13.35%	(20.44)%	1.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$405,972	$329,019	$253,357	$75,767	$1,999
Ratio to average net assets of:
Expenses	0.26%[5]	0.26%	0.26%	0.26%	0.26%[6]
Net investment income	2.74%	2.70%	2.82%	3.30%	1.94%[6]
Portfolio turnover rate[7]	3%	1%	5%	13%	0%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment adviser waived advisory fees for the WisdomTree Emerging Markets Efficient Core Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a reimbursement from the sub-adviser for an operational error. Excluding this reimbursement, total return would have been unchanged.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6Annualized.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

128    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Efficient Core Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of year	$43.88	$37.09	$33.36	$40.57	$30.60
Investment Operations:
Net investment income[1]	0.58	0.50	0.45	0.42	0.41
Net realized and unrealized gain (loss)	6.15	6.79	3.73	(7.23)	9.95
Total from investment operations	6.73	7.29	4.18	(6.81)	10.36
Dividends and distributions to shareholders:
Net investment income	(0.59)	(0.50)	(0.45)	(0.40)	(0.37)
Capital gains	—	—	—	—	(0.02)
Total dividends and distributions to shareholders	(0.59)	(0.50)	(0.45)	(0.40)	(0.39)
Net asset value, end of year	$50.02	$43.88	$37.09	$33.36	$40.57
TOTAL RETURN[2]	15.41%	19.78%	12.68%	(16.95)%	34.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$1,205,557	$1,083,908	$852,996	$695,605	$519,284
Ratio to average net assets of:
Expenses	0.20%[5]	0.20%	0.20%	0.20%	0.20%
Net investment income	1.25%	1.28%	1.32%	1.05%	1.12%
Portfolio turnover rate[3]	15%	5%	7%	7%	9%
WisdomTree Artificial Intelligence and Innovation Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period December 9, 2021* through June 30, 2022
Net asset value, beginning of period	$20.90	$19.02	$15.04	$25.22
Investment Operations:
Net investment income[1]	0.04	0.03	0.07	0.03
Net realized and unrealized gain (loss)	3.62	1.90	3.94	(10.21)
Total from investment operations	3.66	1.93	4.01	(10.18)
Dividends and distributions to shareholders:
Net investment income	(0.04)	(0.03)	(0.03)	—
Capital gains	—	(0.02)	—	—
Total dividends and distributions to shareholders	(0.04)	(0.05)	(0.03)	—
Net asset value, end of period	$24.52	$20.90	$19.02	$15.04
TOTAL RETURN[2]	17.54%	10.15%	26.74%	(40.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$210,876	$292,559	$122,673	$752
Ratio to average net assets of:
Expenses	0.45%[5]	0.45%	0.45%	0.45%[4]
Net investment income	0.17%	0.15%	0.42%	0.26%[4]
Portfolio turnover rate[3]	32%	55%	26%	11%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

4Annualized.

5Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust    129

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree BioRevolution Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period June 3, 2021* through June 30, 2021
Net asset value, beginning of period	$15.77	$17.40	$17.36	$26.65	$25.03
Investment Operations:
Net investment income[1]	0.08	0.11	0.11	0.08	(0.00)[2]
Net realized and unrealized gain (loss)	(2.28)	(1.60)	0.00 [2]	(9.34)	1.62
Total from investment operations	(2.20)	(1.49)	0.11	(9.26)	1.62
Dividends to shareholders:
Net investment income	(0.11)	(0.14)	(0.07)	(0.03)	–
Net asset value, end of period	$13.46	$15.77	$17.40	$17.36	$26.65
TOTAL RETURN[3]	(14.02)%	(8.64)%	0.61%	(34.79)%	6.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,019	$2,366	$2,783	$4,688	$2,665
Ratio to average net assets of:
Expenses	0.45%[7]	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	0.52%	0.67%	0.60%	0.36%	(0.07)%[4]
Portfolio turnover rate[5]	32%	15%	34%	17%	0%
WisdomTree Cloud Computing Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of year	$31.61	$31.73	$28.03	$55.89	$38.96
Investment Operations:
Net investment loss[1]	(0.15)	(0.12)	(0.11)	(0.21)	(0.22)
Net realized and unrealized gain (loss)	4.69	0.00[2]	3.81	(27.65)	17.15
Total from investment operations	4.54	(0.12)[6]	3.70	(27.86)	16.93
Net asset value, end of year	$36.15	$31.61	$31.73	$28.03	$55.89
TOTAL RETURN[3]	14.36%	(0.38)%	13.20%	(49.85)%	43.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$377,783	$490,683	$688,573	$630,651	$1,277,042
Ratio to average net assets of:
Expenses	0.45%[7]	0.45%	0.45%	0.45%	0.45%
Net investment loss	(0.42)%	(0.37)%	(0.38)%	(0.44)%	(0.44)%
Portfolio turnover rate[5]	39%	32%	41%	50%	40%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

7Does not include expenses of the underlying investment companies in which the Fund invests.
See Notes to Financial Statements.

130    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Cybersecurity Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period January 28, 2021* through June 30, 2021
Net asset value, beginning of period	$25.10	$19.35	$17.81	$24.43	$24.17
Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.03)	(0.05)	0.12	(0.01)
Net realized and unrealized gain (loss)	6.87	5.78	1.59	(6.63)	0.27
Total from investment operations	6.77	5.75	1.54	(6.51)	0.26
Dividends to shareholders:
Net investment income	(0.01)	—	(0.00)[2]	(0.11)	—
Net asset value, end of period	$31.86	$25.10	$19.35	$17.81	$24.43
TOTAL RETURN[3]	26.96%	29.72%	8.68%	(26.79)%	1.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$135,065	$93,358	$31,930	$32,762	$26,875
Ratio to average net assets of:
Expenses	0.45%[6]	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.34)%	(0.11)%	(0.26)%	0.49%	(0.16)%[4]
Portfolio turnover rate[5]	35%	34%	45%	56%	18%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust    131

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations

WisdomTree Dynamic International Equity Fund (“Dynamic International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund)

January 7, 2016

WisdomTree Dynamic International SmallCap Equity Fund (“Dynamic International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund)

January 7, 2016
WisdomTree Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”)	September 22, 2022
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021

Each Fund, except the Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments

132    WisdomTree Trust

Notes to Financial Statements (continued)

are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

WisdomTree Trust    133

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended June 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the fiscal year ended June 30, 2025 and open positions in such derivatives as of June 30, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at June 30, 2025 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of June 30, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At June 30, 2025, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

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Notes to Financial Statements (continued)

As of June 30, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ 192,362	Unrealized depreciation on foreign currency contracts	$2,336,243
Dynamic International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	189,850	Unrealized depreciation on foreign currency contracts	1,468,465
Emerging Markets Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	307,575	Unrealized depreciation on futures contracts*	—
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	—
International Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	4,127,399	Unrealized depreciation on futures contracts*	—
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	11,930,111	Unrealized depreciation on futures contracts*	—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 139 for additional information regarding balance sheet location of balances associated with futures contracts.

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Notes to Financial Statements (continued)

For the fiscal year ended June 30, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic International Equity Fund
Foreign currency risk	$ (3,263,284)	$ (4,858,141)
Dynamic International SmallCap Equity Fund
Foreign currency risk	(2,366,579)	(4,508,378)
Equity risk	266,923	—
Emerging Markets ex-China Fund
Foreign currency risk	7,874	(189)
Emerging Markets Efficient Core Fund
Foreign currency risk	(1,178)	—
Interest rate risk	(125,244)	173,582
International Efficient Core Fund
Foreign currency risk	42,182	—
Interest rate risk	(1,406,324)	2,394,530
U.S. Efficient Core Fund
Foreign currency risk	(27)	—
Interest rate risk	(4,538,738)	6,552,447
Artificial Intelligence and Innovation Fund
Foreign currency risk	(66,687)	—
BioRevolution Fund
Foreign currency risk	649	—
Cybersecurity Fund
Foreign currency risk	(5,152)	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

136    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended June 30, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic International Equity Fund
Foreign currency risk	$85,239,156	$200,883,235	$ —
Dynamic International SmallCap Equity Fund
Foreign currency risk	88,588,256	215,700,242	—
Equity risk	—	—	294,185
Emerging Markets ex-China Fund
Foreign currency risk	48,352	10,598	—
Emerging Markets Efficient Core Fund
Foreign currency risk	14,998	4,361	—
Interest rate risk	—	—	16,514,212
International Efficient Core Fund
Foreign currency risk	371,567	8,316	—
Interest rate risk	—	—	213,302,420
U.S. Efficient Core Fund
Foreign currency risk	—	98	—
Interest rate risk	—	—	682,942,317
Artificial Intelligence and Innovation Fund
Foreign currency risk	—	56,744	—
BioRevolution Fund
Foreign currency risk	275	5,330	—
Cybersecurity Fund
Foreign currency risk	—	7,362	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

As of June 30, 2025, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were held in restricted foreign cash accounts by the Fund’s custodian on behalf of the Emerging Markets Efficient Core Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned

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Notes to Financial Statements (continued)

payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/ depreciation on investment transactions”. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of June 30, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/ or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

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Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended June 30, 2025, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Dynamic International SmallCap Equity Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s quarterly portfolio rebalance. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund each utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

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Notes to Financial Statements (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

140    WisdomTree Trust

Notes to Financial Statements (continued)

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic International Equity Fund
Securities Lending	$ 4,936,286	$ —	$ (4,936,286)[1]	$ —	$ —	$ —	$—	$ —
Foreign Currency Contracts	192,362	(192,362)	—	—	2,336,243	(192,362)	—	2,143,881
Dynamic International SmallCap Equity Fund
Securities Lending	10,977,995	—	(10,977,995)[1]	—	—	—	—	—
Foreign Currency Contracts	189,850	(174,424)	—	15,426	1,468,465	(174,424)	—	1,294,041
Emerging Markets ex-China Fund
Securities Lending	10,490	—	(10,490)[1]	—	—	—	—	—
U.S. Corporate Bond Fund
Securities Lending	1,543,851	—	(1,543,851)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	25,189,868	—	(25,189,868)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	7,521,686	—	(7,521,686)[1]	—	—	—	—	—
Emerging Markets Efficient Core Fund
Securities Lending	299,463	—	(299,463)[1]	—	—	—	—	—
Foreign Currency Contracts	1	(1)	—	—	—	—	—	—
International Efficient Core Fund
Securities Lending	1,343,113	—	(1,343,113)[1]	—	—	—	—	—
U.S. Efficient Core Fund
Securities Lending	25,953,380	—	(25,953,380)[1]	—	—	—	—	—
Artificial Intelligence and Innovation Fund
Securities Lending	8,179,272	—	(8,168,775)	10,497	—	—	—	—
BioRevolution Fund
Securities Lending	386,263	—	(386,263)[1]	—	—	—	—	—
Cloud Computing Fund
Securities Lending	15,213,663	—	(15,213,663)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

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Notes to Financial Statements (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Dynamic International Equity Fund	0.40%
Dynamic International SmallCap Equity Fund	0.48%
Emerging Markets ex-China Fund	0.32%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund	0.45%
BioRevolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%

142    WisdomTree Trust

Notes to Financial Statements (continued)

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended June 30, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Government Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

During the fiscal year ended June 30, 2025, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended June 30, 2025, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Dynamic International Equity Fund	$8,381,458	$8,615,343	$324,500
Dynamic International SmallCap Equity Fund	3,855,472	13,033,701	1,321,632

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended June 30, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At June 30, 2025		For the Fiscal Year Ended June 30, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic International Equity Fund	684	$27,127	$ 842
U.S. High Yield Corporate Bond Fund	393	18,117	1,062
U.S. Short-Term Corporate Bond Fund	293	14,293	614
Emerging Markets Efficient Core Fund	81	2,688	88
International Efficient Core Fund	164	6,722	181
U.S. Efficient Core Fund	360	18,022	202
Artificial Intelligence and Innovation Fund	297	7,294	13
BioRevolution Fund	1	14	—
Cloud Computing Fund	156	5,638	—
Cybersecurity Fund	148	4,723	1

WisdomTree Trust    143

Notes to Financial Statements (continued)

4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of June 30, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of June 30, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended June 30, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
Dynamic International Equity Fund	$ 117,757,004	$ 91,683,853	$ —	$ —	$296,465,963	$ 11,538,369
Dynamic International SmallCap Equity Fund	155,166,774	154,702,705	—	—	102,296,716	30,098,199
Emerging Markets ex-China Fund	29,597,797	7,050,116	—	—	4,285,270	—
U.S. Corporate Bond Fund	2,687,054	2,672,222	36,491	84,726	—	—
U.S. High Yield Corporate Bond Fund	135,553,632	140,148,823	—	—	4,157,635	34,543,423
U.S. Short-Term Corporate Bond Fund	18,128,964	18,179,926	2,975,843	3,020,485	14,375,859	14,282,740
Emerging Markets Efficient Core Fund	2,028,144	1,397,873	—	—	245,526	—
International Efficient Core Fund	10,983,647	10,368,443	—	—	24,488,367	—
U.S. Efficient Core Fund	160,378,570	169,985,148	—	—	38,671,057	64,594,697
Artificial Intelligence and Innovation Fund	66,190,793	76,002,825	—	—	6,267,200	103,539,230
BioRevolution Fund	719,437	724,245	—	—	—	—
Cloud Computing Fund	169,125,888	176,841,349	—	—	114,011,155	269,316,804
Cybersecurity Fund	40,503,558	40,664,165	—	—	35,630,744	20,488,226

144    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At June 30, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic International Equity Fund	$551,096,081	$122,866,671	$(9,489,856)	$113,376,815	$273	$(95,408)	$(95,135)	$113,281,680
Dynamic International SmallCap Equity Fund	355,909,977	97,191,824	(16,643,083)	80,548,741	947	(65,656)	(64,709)	80,484,032
Emerging Markets ex-China Fund	72,625,723	19,958,717	(3,392,269)	16,566,448	—	—	—	16,566,448
U.S. Corporate Bond Fund	17,986,863	322,018	(464,771)	(142,753)	—	—	—	(142,753)
U.S. High Yield Corporate Bond Fund	204,363,979	5,367,086	(2,142,636)	3,224,450	—	—	—	3,224,450
U.S. Short-Term Corporate Bond Fund	48,336,445	714,064	(22,452)	691,612	—	—	—	691,612
Emerging Markets Efficient Core Fund	28,511,019	7,699,268	(4,943,319)	2,755,949	—	—	—	2,755,949
International Efficient Core Fund	316,682,552	102,373,710	(19,201,697)	83,172,013	—	—	—	83,172,013
U.S. Efficient Core Fund	834,303,083	382,993,939	(26,384,779)	356,609,160	—	—	—	356,609,160
Artificial Intelligence and Innovation Fund	168,098,679	61,032,798	(10,491,895)	50,540,903	—	—	—	50,540,903
BioRevolution Fund	2,903,375	338,134	(984,739)	(646,605)	—	—	—	(646,605)
Cloud Computing Fund	462,855,336	42,004,368	(119,450,314)	(77,445,946)	—	—	—	(77,445,946)
Cybersecurity Fund	116,320,398	32,698,224	(13,917,541)	18,780,683	—	—	—	18,780,683

[1] Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At June 30, 2025, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Dynamic International Equity Fund	$1,438,404	$ (57,868,826)	$ 113,376,815	$ 38,956	$ 232,856	$ 57,218,205
Dynamic International SmallCap Equity Fund	1,825,427	(21,915,679)	80,548,741	(18,417)	30,984	60,471,056
Emerging Markets ex-China Fund	108,711	(1,529,350)	16,566,448	(649,850)	—	14,495,959
U.S. Corporate Bond Fund	1,729	(3,111,763)	(142,753)	—	—	(3,252,787)
U.S. High Yield Corporate Bond Fund	13,137	(20,786,198)	3,224,450	—	—	(17,548,611)
U.S. Short-Term Corporate Bond Fund	4,286	(2,003,851)	691,612	—	—	(1,307,953)
Emerging Markets Efficient Core Fund	328,159	(8,182,887)	2,755,949	(229,232)	—	(5,328,011)
International Efficient Core Fund	832,885	(23,511,807)	83,172,013	94,288	—	60,587,379
U.S. Efficient Core Fund	581,306	(163,485,852)	356,609,160	1	(608)	193,704,007
Artificial Intelligence and Innovation Fund	1,013,084	(28,700,382)	50,540,903	900	—	22,854,505
BioRevolution Fund	12,684	(1,441,939)	(646,605)	67	—	(2,075,793)
Cloud Computing Fund	—	(502,073,324)	(77,445,946)	—	—	(579,519,270)
Cybersecurity Fund	—	(8,771,305)	18,780,683	(550)	—	10,008,828
[1] The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.
WisdomTree Trust    145

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024, was as follows:

Fund	Year Ended June 30, 2025	Year Ended June 30, 2024
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Dynamic International Equity Fund	$14,206,404	$10,445,750
Dynamic International SmallCap Equity Fund	16,194,224	10,033,000
Emerging Markets ex-China Fund	1,102,118	495,000
U.S. Corporate Bond Fund	872,136	474,000
U.S. High Yield Corporate Bond Fund	13,612,992	14,377,990
U.S. Short-Term Corporate Bond Fund	2,111,990	1,825,650
Emerging Markets Efficient Core Fund	1,010,717	1,054,500
International Efficient Core Fund	10,447,464	7,712,000
U.S. Efficient Core Fund	14,624,700	11,805,500
Artificial Intelligence and Innovation Fund	385,572	458,300
BioRevolution Fund	16,065	21,600
Cloud Computing Fund	—	—
Cybersecurity Fund	25,536	—
* Includes short-term capital gains, if any.

At June 30, 2025, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Dynamic International Equity Fund	$ 15,210,269	$ 42,658,557	$ 57,868,826
Dynamic International SmallCap Equity Fund	13,668,046	8,247,633	21,915,679
Emerging Markets ex-China Fund	669,798	859,552	1,529,350
U.S. Corporate Bond Fund	529,691	2,582,072	3,111,763
U.S. High Yield Corporate Bond Fund	2,570,140	18,216,058	20,786,198
U.S. Short-Term Corporate Bond Fund	687,768	1,316,083	2,003,851
Emerging Markets Efficient Core Fund	4,209,374	3,973,513	8,182,887
International Efficient Core Fund	8,208,745	15,303,062	23,511,807
U.S. Efficient Core Fund	67,561,572	95,924,280	163,485,852
Artificial Intelligence and Innovation Fund	17,359,550	11,340,832	28,700,382
BioRevolution Fund	323,610	1,118,329	1,441,939
Cloud Computing Fund	135,737,603	365,443,492	501,181,095
Cybersecurity Fund	392,982	8,151,128	8,544,110

During the fiscal year ended June 30, 2025, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
Dynamic International Equity Fund	$—	$—	$ —
Dynamic International SmallCap Equity Fund	—	—	—
Emerging Markets ex-China Fund	—	—	—
U.S. Corporate Bond Fund	—	—	—
U.S. High Yield Corporate Bond Fund	—	—	—
U.S. Short-Term Corporate Bond Fund	—	—	—
Emerging Markets Efficient Core Fund	—	—	—
International Efficient Core Fund	—	—	—
U.S. Efficient Core Fund	—	—	—
Artificial Intelligence and Innovation Fund	—	—	—
BioRevolution Fund	—	—	—
Cloud Computing Fund	—	—	892,229
Cybersecurity Fund	—	—	227,195

146    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended June 30, 2025, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Dynamic International Equity Fund	$ —
Dynamic International SmallCap Equity Fund	—
Emerging Markets ex-China Fund	—
U.S. Corporate Bond Fund	—
U.S. High Yield Corporate Bond Fund	—
U.S. Short-Term Corporate Bond Fund	—
Emerging Markets Efficient Core Fund	—
International Efficient Core Fund	—
U.S. Efficient Core Fund	7,232,502
Artificial Intelligence and Innovation Fund	—
BioRevolution Fund	—
Cloud Computing Fund	—
Cybersecurity Fund	813,673

At June 30, 2025, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Dynamic International Equity Fund	$ (3,445,060)	$ 3,445,060
Dynamic International SmallCap Equity Fund	(10,933,411)	10,933,411
Emerging Markets ex-China Fund	—	—
U.S. Corporate Bond Fund	—	—
U.S. High Yield Corporate Bond Fund	(212,969)	212,969
U.S. Short-Term Corporate Bond Fund	(54,353)	54,353
Emerging Markets Efficient Core Fund	—	—
International Efficient Core Fund	—	—
U.S. Efficient Core Fund	(30,421,008)	30,421,008
Artificial Intelligence and Innovation Fund	(17,281,608)	17,281,608
BioRevolution Fund	—	—
Cloud Computing Fund	(12,238,295)	12,238,295
Cybersecurity Fund	(4,561,289)	4,561,289

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended June 30, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended June 30, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended June 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. As of June 30, 2025, the current value of ECJ tax reclaim receivables filed that have met the “more likely than not” standard and the associated cost to file such claims

WisdomTree Trust    147

Notes to Financial Statements (concluded)

that remain unpaid as of the measurement date are shown on the Statements of Assets and Liabilities in “Receivables: Other” and “Payables: Other”, respectively. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year ended June 30, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. SUBSEQUENT EVENTS

Effective July 10, 2025, the WisdomTree Emerging Markets ex-China Fund was renamed the WisdomTree True Emerging Markets Fund.

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

148    WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Dynamic International Equity Fund (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund), WisdomTree Dynamic International SmallCap Equity Fund (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund), WisdomTree Emerging Markets ex-China Fund, WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree Emerging Markets Efficient Core Fund, WisdomTree International Efficient Core Fund, WisdomTree U.S. Efficient Core Fund, WisdomTree Artificial Intelligence and Innovation Fund, WisdomTree BioRevolution Fund, WisdomTree Cloud Computing Fund, and WisdomTree Cybersecurity Fund, and the Board of Trustees of WisdomTree Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Dynamic International Equity Fund, WisdomTree Dynamic International SmallCap Equity Fund, WisdomTree Emerging Markets ex-China Fund, WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree Emerging Markets Efficient Core Fund, WisdomTree International Efficient Core Fund, WisdomTree U.S. Efficient Core Fund, WisdomTree Artificial Intelligence and Innovation Fund, WisdomTree BioRevolution Fund, WisdomTree Cloud Computing Fund, and WisdomTree Cybersecurity Fund (collectively referred to as the “Funds”), (thirteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (thirteen of the funds constituting WisdomTree Trust) at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statements of operations	Statements of changes in net assets	Financial highlights

WisdomTree Dynamic International Equity Fund

WisdomTree Dynamic International SmallCap Equity Fund

WisdomTree U.S. Corporate Bond Fund

WisdomTree U.S. High Yield Corporate Bond Fund

WisdomTree U.S. Short-Term Corporate Bond Fund

WisdomTree U.S. Efficient Core Fund

WisdomTree Cloud Computing Fund

	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
WisdomTree Emerging Markets ex-China Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the two years ended June 30, 2025 and the period from September 22, 2022 (commencement of operations) through June 30, 2023
WisdomTree Emerging Markets Efficient Core Fund WisdomTree International Efficient Core Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period from May 20, 2021 (commencement of operations) through June 30, 2021
WisdomTree Artificial Intelligence and Innovation Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period from December 9, 2021 (commencement of operations) through June 30, 2022

WisdomTree Trust    149

Report of Independent Registered Public Accounting Firm (concluded)
Individual fund constituting the WisdomTree Trust	Statements of operations	Statements of changes in net assets	Financial highlights
WisdomTree BioRevolution Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period from June 3, 2021 (commencement of operations) through June 30, 2021
WisdomTree Cybersecurity Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period from January 28, 2021 (commencement of operations) through June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
August 27, 2025

150    WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended June 30, 2025, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January  2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended June 30, 2025, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Dynamic International Equity Fund	12,452,300
Dynamic International SmallCap Equity Fund	15,489,261
Emerging Markets ex-China Fund	698,366
U.S. Corporate Bond Fund	—
U.S. High Yield Corporate Bond Fund	—
U.S. Short-Term Corporate Bond Fund	—
Emerging Markets Efficient Core Fund	455,041
International Efficient Core Fund	8,355,130
U.S. Efficient Core Fund	12,415,286
Artificial Intelligence and Innovation Fund	385,572
BioRevolution Fund	16,065
Cloud Computing Fund	—
Cybersecurity Fund	25,536

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended June 30, 2025 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
Dynamic International Equity Fund	0.00%	0.00%
Dynamic International SmallCap Equity Fund	0.00%	0.00%
Emerging Markets ex-China Fund	0.00%	0.00%
U.S. Corporate Bond Fund	0.00%	98.25%
U.S. High Yield Corporate Bond Fund	0.00%	99.32%
U.S. Short-Term Corporate Bond Fund	0.00%	96.81%
Emerging Markets Efficient Core Fund	0.00%	0.00%
International Efficient Core Fund	0.00%	0.00%
U.S. Efficient Core Fund	0.00%	0.00%
Artificial Intelligence and Innovation Fund	0.00%	0.00%
BioRevolution Fund	0.00%	0.00%
Cloud Computing Fund	0.00%	0.00%
Cybersecurity Fund	0.00%	0.00%

WisdomTree Trust    151

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year ended June 30, 2025, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Dynamic International Equity Fund	0.00%
Dynamic International SmallCap Equity Fund	0.00%
Emerging Markets ex-China Fund	0.00%
U.S. Corporate Bond Fund	0.00%
U.S. High Yield Corporate Bond Fund	0.00%
U.S. Short-Term Corporate Bond Fund	0.00%
Emerging Markets Efficient Core Fund	3.82%
International Efficient Core Fund	0.12%
U.S. Efficient Core Fund	84.19%
Artificial Intelligence and Innovation Fund	52.77%
BioRevolution Fund	80.23%
Cloud Computing Fund	0.00%
Cybersecurity Fund	100.00%

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended June 30, 2025. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Dynamic International Equity Fund	15,764,910	1,456,667
Dynamic International SmallCap Equity Fund	17,344,154	1,802,156
Emerging Markets ex-China Fund	1,315,806	293,809
U.S. Corporate Bond Fund	—	—
U.S. High Yield Corporate Bond Fund	—	—
U.S. Short-Term Corporate Bond Fund	—	—
Emerging Markets Efficient Core Fund	749,203	110,946
International Efficient Core Fund	9,694,329	885,690
U.S. Efficient Core Fund	—	—
Artificial Intelligence and Innovation Fund	—	—
BioRevolution Fund	—	—
Cloud Computing Fund	—	—
Cybersecurity Fund	—	—

152    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ —
Independent Trustees
David G. Chrencik	409,111
Phillip Goff	371,919
Joel Goldberg	427,707
Toni Massaro	390,515
Melinda Raso Kirstein	409,111
Victor Ugolyn	557,878

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

WisdomTree Trust    153

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the fixed income funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 5, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: September 5, 2025